Short 7-10 Year Treasury

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 104.7%

REPURCHASE AGREEMENTS(a) - 91.1%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $17,670,402 (Cost $17,668,071)	17,668,071	17,668,071

U.S. TREASURY OBLIGATIONS(b) - 13.6%
U.S. Treasury Bills
1.77%, 3/26/2020(c)	411,000	410,623
1.53%, 4/9/2020(c)	680,000	679,002
1.75%, 4/23/2020(c)	411,000	410,198
1.81%, 5/21/2020(c)	380,000	378,931
1.80%, 6/18/2020(c)	380,000	378,590
1.80%, 7/16/2020(c)	380,000	378,337
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,633,201)		2,635,681

TOTAL SHORT-TERM INVESTMENTS (Cost $20,301,272)		20,303,752

Total Investments - 104.7% (Cost $20,301,272)		20,303,752
Liabilities in excess of other assets - (4.7%)		(917,627)
Net Assets - 100.0%		19,386,125

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $733,887.
(c)	The rate shown was the current yield as of February 29, 2020.

Short 7-10 Year Treasury

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	4	6/19/2020	USD	$539,000	$(6,318)

Swap Agreements
Short 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(4,199,306)	11/6/2021	Bank of America NA	(1.23)%	ICE U.S. Treasury 7-10 Year Bond Index	(215,009)
(14,813,091)	11/8/2021	Citibank NA	(1.20)%	ICE U.S. Treasury 7-10 Year Bond Index	(823,569)
(19,012,397)					(1,038,578)
				Total Unrealized Depreciation	(1,038,578)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short 20+ Year Treasury

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 126.4%

REPURCHASE AGREEMENTS(a) - 36.9%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $70,368,738 (Cost $70,359,457)	70,359,457	70,359,457

U.S. TREASURY OBLIGATIONS(b) - 89.5%
U.S. Treasury Bills
1.54%, 3/5/2020(c)	15,000,000	14,998,175
1.51%, 3/10/2020(c)	18,000,000	17,994,314
1.55%, 3/12/2020(c)	11,000,000	10,995,511
1.51%, 3/19/2020(c)	10,000,000	9,993,293
1.83%, 3/26/2020(c)	14,000,000	13,987,176
1.53%, 4/2/2020(c)	7,000,000	6,991,621
1.53%, 4/9/2020(c)	18,000,000	17,973,585
1.54%, 4/16/2020(c)	4,000,000	3,993,211
2.08%, 4/23/2020(c)	8,000,000	7,984,383
1.48%, 4/30/2020(c)	5,000,000	4,988,966
1.44%, 5/7/2020(c)	18,000,000	17,957,257
2.01%, 5/21/2020(c)	8,000,000	7,977,489
1.52%, 6/4/2020(c)	18,000,000	17,941,356
1.52%, 6/18/2020(c)	3,000,000	2,988,863
1.31%, 7/9/2020(c)	7,000,000	6,970,088
1.51%, 7/16/2020(c)	3,000,000	2,986,868
1.51%, 8/13/2020(c)	4,000,000	3,979,313
TOTAL U.S. TREASURY OBLIGATIONS (Cost $170,630,365)		170,701,469

TOTAL SHORT-TERM INVESTMENTS (Cost $240,989,822)		241,060,926

Total Investments - 126.4% (Cost $240,989,822)		241,060,926
Liabilities in excess of other assets - (26.4%)		(50,369,384)
Net Assets - 100.0%		190,691,542

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $55,463,765.
(c)	The rate shown was the current yield as of February 29, 2020.

Short 20+ Year Treasury

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	25	6/19/2020	USD	$4,256,250	$(80,152)

Swap Agreements

Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(65,475,591)	11/8/2021	Citibank NA	(1.32)%	ICE U.S. Treasury 20+ Year Bond Index	(10,247,237)
(6,780,408)	11/6/2020	Goldman Sachs International	(1.32)%	ICE U.S. Treasury 20+ Year Bond Index	(4,544,122)
(115,180,322)	3/6/2020	Societe Generale	(1.35)%	ICE U.S. Treasury 20+ Year Bond Index	(40,925,635)
(187,436,321)					(55,716,994)
				Total Unrealized Depreciation	(55,716,994)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short Basic Materials Schedule of Portfolio Investments February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 75.1%

REPURCHASE AGREEMENTS(a) - 75.1%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $1,513,486
(Cost $1,513,286)	1,513,286	1,513,286

Total Investments - 75.1% (Cost $1,513,286)		1,513,286
Other Assets Less Liabilities - 24.9%		502,849
Net Assets - 100.0%		2,016,135

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short Basic Materials had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation ($)
(224,497)	12/7/2020	Bank of America NA	(1.52)%	Dow Jones U.S. Basic MaterialsSM Index	19,282
(239,672)	11/8/2021	Credit Suisse International	(1.67)%	Dow Jones U.S. Basic MaterialsSM Index	37,206
(9,025)	1/6/2021	Morgan Stanley & Co. International plc	(1.77)%	Dow Jones U.S. Basic MaterialsSM Index	1,404
(631,770)	1/6/2021	Societe Generale	(1.52)%	Dow Jones U.S. Basic MaterialsSM Index	56,138
(906,206)	11/8/2021	UBS AG	(1.42)%	Dow Jones U.S. Basic MaterialsSM Index	121,189
(2,011,170)					235,219
				Total Unrealized Appreciation	235,219

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Dow30SM

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 91.5%

REPURCHASE AGREEMENTS(a) - 31.3%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $82,953,701
(Cost $82,942,761)	82,942,761	82,942,761

U.S. TREASURY OBLIGATIONS(b) - 60.2%
U.S. Treasury Bills
1.53%, 3/5/2020(c)	14,000,000	13,998,291
1.51%, 3/10/2020(c)	17,000,000	16,994,560
1.55%, 3/12/2020(c)	10,000,000	9,995,875
1.50%, 3/19/2020(c)	10,000,000	9,993,235
1.76%, 3/26/2020(c)	12,000,000	11,989,030
1.53%, 4/2/2020(c)	7,000,000	6,991,575
1.53%, 4/9/2020(c)	17,000,000	16,975,191
1.54%, 4/16/2020(c)	4,000,000	3,993,255
1.95%, 4/23/2020(c)	7,000,000	6,986,449
1.48%, 4/30/2020(c)	5,000,000	4,989,069
1.44%, 5/7/2020(c)	17,000,000	16,959,865
1.80%, 5/21/2020(c)	8,000,000	7,977,533
1.52%, 6/4/2020(c)	17,000,000	16,944,782
1.52%, 6/18/2020(c)	3,000,000	2,988,930
1.31%, 7/9/2020(c)	6,000,000	5,974,523
1.51%, 7/16/2020(c)	3,000,000	2,987,108
1.51%, 8/13/2020(c)	3,000,000	2,985,069
TOTAL U.S. TREASURY OBLIGATIONS (Cost $159,662,244)		159,724,340

TOTAL SHORT-TERM INVESTMENTS (Cost $242,605,005)		242,667,101

Total Investments - 91.5% (Cost $242,605,005)		242,667,101
Other Assets Less Liabilities - 8.5%		22,425,467
Net Assets - 100.0%		265,092,568

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $17,905,773.
(c)	The rate shown was the current yield as of February 29, 2020.

Short Dow30SM

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	77	3/20/2020	USD	$9,794,400	$1,412,642

Swap Agreements

Short Dow30SM had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(14,323,053)	11/6/2020	Bank of America NA	(1.78)%	Dow Jones Industrial AverageSM	(1,871,513)
(25,968,366)	11/6/2020	BNP Paribas SA	(1.92)%	Dow Jones Industrial AverageSM	2,097,110
(25,815,910)	1/20/2021	Citibank NA	(1.89)%	Dow Jones Industrial AverageSM	2,029,201
(40,400,882)	11/8/2021	Credit Suisse International	(1.67)%	Dow Jones Industrial AverageSM	3,030,947
(64,463,546)	12/7/2020	Goldman Sachs International	(1.77)%	Dow Jones Industrial AverageSM	5,003,995
(43,068,865)	1/6/2021	Societe Generale	(2.22)%	Dow Jones Industrial AverageSM	2,094,735
(41,287,720)	11/6/2020	UBS AG	(1.87)%	Dow Jones Industrial AverageSM	(188,839)
(255,328,342)					12,195,636
				Total Unrealized Appreciation	14,255,988
				Total Unrealized Depreciation	(2,060,352)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short Financials

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 94.8%

REPURCHASE AGREEMENTS(a) - 78.7%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $11,376,837
(Cost $11,375,336)	11,375,336	11,375,336

U.S. TREASURY OBLIGATIONS(b) - 16.1%
U.S. Treasury Bills
1.77%, 3/26/2020(c)	329,000	328,699
1.53%, 4/9/2020(c)	695,000	693,986
1.75%, 4/23/2020(c)	329,000	328,363
1.81%, 5/21/2020(c)	329,000	328,076
1.80%, 6/18/2020(c)	329,000	327,786
1.80%, 7/16/2020(c)	329,000	327,586
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,332,305)		2,334,496

TOTAL SHORT-TERM INVESTMENTS (Cost $13,707,641)		13,709,832

Total Investments - 94.8% (Cost $13,707,641)		13,709,832
Other Assets Less Liabilities - 5.2%		751,862
Net Assets - 100.0%		14,461,694

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,030,523.
(c)	The rate shown was the current yield as of February 29, 2020.

Short Financials

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Swap Agreements

Short Financials had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(2,425,391)	12/7/2020	Bank of America NA	(1.77)%	Dow Jones U.S. FinancialsSM Index(3)	208,255
(3,219,392)	12/7/2020	BNP Paribas SA	(1.82)%	Dow Jones U.S. FinancialsSM Index(3)	75,390
(1,691,319)	1/20/2021	Citibank NA	(1.72)%	Dow Jones U.S. FinancialsSM Index(3)	127,666
(1,512,295)	11/8/2021	Credit Suisse International	(1.67)%	Dow Jones U.S. FinancialsSM Index(3)	76,600
(757,968)	12/7/2020	Goldman Sachs International	(1.82)%	Dow Jones U.S. FinancialsSM Index(3)	59,920
(1,511,688)	1/6/2021	Morgan Stanley & Co. International plc	(1.77)%	Dow Jones U.S. FinancialsSM Index(3)	118,834
(2,325,488)	1/6/2021	Societe Generale	(1.72)%	Dow Jones U.S. FinancialsSM Index(3)	256,465
(987,968)	11/8/2021	UBS AG	(1.77)%	Dow Jones U.S. FinancialsSM Index(3)	(27,037)
(14,431,509)					896,093
				Total Unrealized Appreciation	923,130
				Total Unrealized Depreciation	(27,037)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
(3)	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

Short FTSE China 50

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 85.9%

REPURCHASE AGREEMENTS(a) - 85.9%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $8,175,437
(Cost $8,174,359)	8,174,359	8,174,359

Total Investments - 85.9% (Cost $8,174,359)		8,174,359
Other Assets Less Liabilities - 14.1%		1,337,115
Net Assets - 100.0%		9,511,474

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

Short FTSE China 50 had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(6,823,177)	1/8/2021	Bank of America NA	(0.87)%	iShares® China Large-Cap ETF	(24,889)
(709,045)	11/9/2021	Citibank NA	1.18%	iShares® China Large-Cap ETF	17,114
(8,332)	11/9/2021	Goldman Sachs International	0.18%	iShares® China Large-Cap ETF	11,579
(1,911,338)	11/9/2021	Societe Generale	(0.37)%	iShares® China Large-Cap ETF	53,750
(147,507)	11/6/2020	UBS AG	0.08%	iShares® China Large-Cap ETF	(130,007)
(9,599,399)					(72,453)
				Total Unrealized Appreciation	82,443
				Total Unrealized Depreciation	(154,896)

(1)	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
(2)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(3)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short High Yield

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 100.3%

REPURCHASE AGREEMENTS(a) - 31.0%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $32,119,309 (Cost $32,115,073)	32,115,073	32,115,073

U.S. TREASURY OBLIGATIONS(b) - 69.3%
U.S. Treasury Bills
1.53%, 3/5/2020(c)	7,000,000	6,999,145
1.51%, 3/10/2020(c)	8,000,000	7,997,440
1.55%, 3/12/2020(c)	4,000,000	3,998,350
1.51%, 3/19/2020(c)	4,000,000	3,997,294
1.59%, 3/26/2020(c)	6,000,000	5,994,515
1.53%, 4/2/2020(c)	3,000,000	2,996,389
1.53%, 4/9/2020(c)	8,000,000	7,988,325
1.54%, 4/16/2020(c)	2,000,000	1,996,627
1.67%, 4/23/2020(c)	3,000,000	2,994,192
1.48%, 4/30/2020(c)	2,000,000	1,995,628
1.44%, 5/7/2020(c)	8,000,000	7,981,113
1.48%, 5/21/2020(c)	3,000,000	2,991,575
1.52%, 6/4/2020(c)	8,000,000	7,974,015
1.52%, 6/18/2020(c)	1,000,000	996,310
1.31%, 7/9/2020(c)	3,000,000	2,987,261
1.51%, 7/16/2020(c)	1,000,000	995,703
1.51%, 8/13/2020(c)	1,000,000	995,023
TOTAL U.S. TREASURY OBLIGATIONS (Cost $71,856,490)		71,878,905

TOTAL SHORT-TERM INVESTMENTS (Cost $103,971,563)		103,993,978

Total Investments - 100.3% (Cost $103,971,563)		103,993,978
Liabilities in excess of other assets - (0.3%)		(284,351)
Net Assets - 100.0%		103,709,627

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $13,596,293.
(c)	The rate shown was the current yield as of February 29, 2020.

Short High Yield

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Swap Agreements(1)

Short High Yield had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(27,198,958)	11/8/2021	Citibank NA	1.08%	iShares® iBoxx $ High Yield Corporate Bond ETF	(374,318)
(18,043,338)	11/8/2021	Credit Suisse International	0.63%	iShares® iBoxx $ High Yield Corporate Bond ETF	(13,677)
(58,596,591)	11/8/2021	Goldman Sachs International	0.08%	iShares® iBoxx $ High Yield Corporate Bond ETF	227,676
(103,838,887)					(160,319)
				Total Unrealized Appreciation	227,676
				Total Unrealized Depreciation	(387,995)

(1)	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
(2)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(3)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short MidCap400

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 92.7%

REPURCHASE AGREEMENTS(a) - 92.7%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $9,118,583 (Cost $9,117,379)	9,117,379	9,117,379

Total Investments - 92.7% (Cost $9,117,379)		9,117,379
Other Assets Less Liabilities - 7.3%		720,612
Net Assets - 100.0%		9,837,991

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Short MidCap400

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	6	3/20/2020	USD	$1,088,520	$145,342

Swap Agreements
Short MidCap400 had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(2,057,680)	11/6/2020	Bank of America NA	(1.77)%	S&P MidCap 400®	(72,694)
(1,347,733)	11/6/2020	BNP Paribas SA	(1.77)%	S&P MidCap 400®	(466,786)
(2,285,640)	11/6/2020	Citibank NA	(1.77)%	S&P MidCap 400®	135,695
(994,072)	11/8/2021	Credit Suisse International	(1.62)%	S&P MidCap 400®	36,018
(546,014)	1/6/2021	Morgan Stanley & Co. International plc	(1.57)%	S&P MidCap 400®	52,649
(1,514,690)	1/6/2021	Societe Generale	(1.87)%	S&P MidCap 400®	95,925
(8,745,829)					(219,193)
				Total Unrealized Appreciation	320,287
				Total Unrealized Depreciation	(539,480)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short MSCI EAFE

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 91.3%

REPURCHASE AGREEMENTS(a) - 75.3%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $16,785,410 (Cost $16,783,197)	16,783,197	16,783,197

U.S. TREASURY OBLIGATIONS(b) - 16.0%
U.S. Treasury Bills
1.77%, 3/26/2020(c)	585,000	584,465
1.53%, 4/9/2020(c)	635,000	634,073
1.75%, 4/23/2020(c)	585,000	583,868
1.81%, 5/21/2020(c)	585,000	583,357
1.80%, 6/18/2020(c)	585,000	582,842
1.80%, 7/16/2020(c)	585,000	582,486
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,547,314)		3,551,091

TOTAL SHORT-TERM INVESTMENTS (Cost $20,330,511)		20,334,288

Total Investments - 91.3% (Cost $20,330,511)		20,334,288
Other Assets Less Liabilities - 8.7%		1,943,552
Net Assets - 100.0%		22,277,840

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,404,900.
(c)	The rate shown was the current yield as of February 29, 2020.

Swap Agreements(1)
Short MSCI EAFE had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,890,742)	11/9/2021	Citibank NA	(1.17)%	iShares® MSCI EAFE ETF	116,140
(3,437,613)	11/9/2021	Credit Suisse International	(1.37)%	iShares® MSCI EAFE ETF	122,766
(11,085,022)	11/6/2020	Goldman Sachs International	(1.57)%	iShares® MSCI EAFE ETF	(1,277,499)
(1,547,053)	11/6/2020	Societe Generale	(1.27)%	iShares® MSCI EAFE ETF	(1,277,559)
(4,535,145)	11/9/2021	UBS AG	(1.27)%	iShares® MSCI EAFE ETF	56,964
(22,495,575)					(2,259,188)
				Total Unrealized Appreciation	295,870
				Total Unrealized Depreciation	(2,555,058)

(1)	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
(2)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(3)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short MSCI Emerging Markets

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 90.6%

REPURCHASE AGREEMENTS(a) - 57.1%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $41,286,648 (Cost $41,281,203)	41,281,203	41,281,203

U.S. TREASURY OBLIGATIONS(b) - 33.5%
U.S. Treasury Bills
1.54%, 3/5/2020(c)	3,000,000	2,999,634
1.55%, 3/12/2020(c)	3,000,000	2,998,762
1.49%, 3/19/2020(c)	3,000,000	2,997,971
1.63%, 3/26/2020(c)	4,000,000	3,996,343
1.53%, 4/9/2020(c)	2,202,000	2,198,787
1.75%, 4/23/2020(c)	2,000,000	1,996,128
1.48%, 4/30/2020(c)	1,000,000	997,814
1.50%, 5/7/2020(c)	1,000,000	997,639
1.48%, 5/21/2020(c)	2,000,000	1,994,383
1.52%, 6/18/2020(c)	1,000,000	996,310
1.51%, 7/16/2020(c)	1,000,000	995,703
1.51%, 8/13/2020(c)	1,000,000	995,023
TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,155,670)		24,164,497

TOTAL SHORT-TERM INVESTMENTS (Cost $65,436,873)		65,445,700

Total Investments - 90.6% (Cost $65,436,873)		65,445,700
Other Assets Less Liabilities - 9.4%		6,791,494
Net Assets - 100.0%		72,237,194

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $9,371,935.
(c)	The rate shown was the current yield as of February 29, 2020.

Short MSCI Emerging Markets

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Swap Agreements(1)
Short MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(15,056,968)	11/6/2020	Bank of America NA	(0.87)%	iShares® MSCI Emerging Markets ETF	(665,122)
(28,118,365)	11/9/2021	Citibank NA	(1.02)%	iShares® MSCI Emerging Markets ETF	315,495
(17,260,328)	11/9/2021	Credit Suisse International	(0.47)%	iShares® MSCI Emerging Markets ETF	305,506
(519,078)	11/9/2021	Goldman Sachs International	0.43%	iShares® MSCI Emerging Markets ETF	29,044
(1,372,265)	11/9/2021	Morgan Stanley & Co. International plc	(1.42)%	iShares® MSCI Emerging Markets ETF	85,560
(2,044,819)	11/6/2020	Societe Generale	(0.77)%	iShares® MSCI Emerging Markets ETF	(1,691,255)
(7,581,838)	11/9/2021	UBS AG	(0.57)%	iShares® MSCI Emerging Markets ETF	535,753
(71,953,661)					(1,085,019)
				Total Unrealized Appreciation	1,271,358
				Total Unrealized Depreciation	(2,356,377)

(1)	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
(2)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(3)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Oil & Gas

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 66.3%

REPURCHASE AGREEMENTS(a) - 66.3%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $1,596,303 (Cost $1,596,092)	1,596,092	1,596,092

Total Investments - 66.3% (Cost $1,596,092)		1,596,092
Other Assets Less Liabilities - 33.7%		811,581
Net Assets - 100.0%		2,407,673

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements
Short Oil & Gas had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation ($)
(345,478)	12/7/2020	Bank of America NA	(1.57)%	Dow Jones U.S. Oil & GasSM Index	91,637
(94,831)	11/8/2021	Credit Suisse International	(1.67)%	Dow Jones U.S. Oil & GasSM Index	25,560
(358,789)	12/7/2020	Goldman Sachs International	(1.72)%	Dow Jones U.S. Oil & GasSM Index	23,570
(665,310)	1/6/2021	Morgan Stanley & Co. International plc	(1.67)%	Dow Jones U.S. Oil & GasSM Index	123,610
(342,362)	1/6/2021	Societe Generale	(1.52)%	Dow Jones U.S. Oil & GasSM Index	66,066
(591,760)	11/8/2021	UBS AG	(1.52)%	Dow Jones U.S. Oil & GasSM Index	150,349
(2,398,530)					480,792
				Total Unrealized Appreciation	480,792

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short QQQ

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 106.4%

REPURCHASE AGREEMENTS(a) - 42.6%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $278,988,886 (Cost $278,952,094)	278,952,094	278,952,094

U.S. TREASURY OBLIGATIONS(b) - 63.8%
U.S. Treasury Bills
1.53%, 3/5/2020(c)	36,000,000	35,995,606
1.51%, 3/10/2020(c)	50,000,000	49,984,000
1.55%, 3/12/2020(c)	22,000,000	21,990,925
1.50%, 3/19/2020(c)	24,000,000	23,983,765
1.76%, 3/26/2020(c)	30,000,000	29,972,575
1.53%, 4/2/2020(c)	17,000,000	16,979,538
1.53%, 4/9/2020(c)	48,000,000	47,929,953
1.54%, 4/16/2020(c)	10,000,000	9,983,138
1.94%, 4/23/2020(c)	16,000,000	15,969,025
1.48%, 4/30/2020(c)	11,000,000	10,975,951
1.43%, 5/7/2020(c)	50,000,000	49,881,956
1.85%, 5/21/2020(c)	18,000,000	17,949,450
1.52%, 6/4/2020(c)	48,000,000	47,844,092
1.52%, 6/18/2020(c)	7,000,000	6,974,170
1.31%, 7/9/2020(c)	18,000,000	17,923,568
1.51%, 7/16/2020(c)	7,000,000	6,969,919
1.51%, 8/13/2020(c)	7,000,000	6,965,161

TOTAL U.S. TREASURY OBLIGATIONS (Cost $418,113,301)		418,272,792

TOTAL SHORT-TERM INVESTMENTS (Cost $697,065,395)		697,224,886

Total Investments - 106.4% (Cost $697,065,395)		697,224,886
Liabilities in excess of other assets - (6.4%)		(41,957,423)
Net Assets - 100.0%		655,267,463

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $61,156,678.
(c)	The rate shown was the current yield as of February 29, 2020.

Short QQQ

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Futures Contracts Sold

Short QQQ had the following open short futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	194	3/20/2020	USD	$32,885,910	$2,977,296

Swap Agreements

Short QQQ had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(56,072,968)	11/6/2020	Bank of America NA	(1.57)%	NASDAQ-100 Index®	(18,255,560)
(52,040,255)	11/6/2020	BNP Paribas SA	(1.87)%	NASDAQ-100 Index®	1,890,153
(177,977,670)	1/20/2021	Citibank NA	(1.84)%	NASDAQ-100 Index®	(3,721,030)
(44,670,001)	11/8/2021	Credit Suisse International	(1.57)%	NASDAQ-100 Index®	(4,261,003)
(31,943,408)	12/7/2020	Goldman Sachs International	(1.87)%	NASDAQ-100 Index®	(3,726,715)
(16,263,637)	1/6/2021	Morgan Stanley & Co. International plc	(1.77)%	NASDAQ-100 Index®	(479,755)
(8,959,443)	1/6/2021	Morgan Stanley & Co. International plc	(1.57)%	PowerShares QQQ TrustSM, Series 1	(236,717)
(179,213,098)	1/6/2021	Societe Generale	(2.02)%	NASDAQ-100 Index®	(3,432,528)
(55,177,292)	11/6/2020	UBS AG	(1.82)%	NASDAQ-100 Index®	(7,782,934)
(622,317,772)					(40,006,089)
				Total Unrealized Appreciation	1,890,153
				Total Unrealized Depreciation	(41,896,242)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short Real Estate

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 93.3%

REPURCHASE AGREEMENTS(a) - 93.3%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $6,341,697 (Cost $6,340,861)	6,340,861	6,340,861

Total Investments - 93.3% (Cost $6,340,861)		6,340,861
Other Assets Less Liabilities - 6.7%		453,379
Net Assets - 100.0%		6,794,240

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short Real Estate had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(18,546)	11/6/2020	Bank of America NA	(2.02)%	Dow Jones U.S. Real EstateSM Index	(11,629)
(1,724,763)	12/7/2020	BNP Paribas SA	(1.82)%	Dow Jones U.S. Real EstateSM Index	(31,648)
(1,594,991)	11/8/2021	Credit Suisse International	(1.72)%	Dow Jones U.S. Real EstateSM Index	29,982
(2,382,277)	1/6/2021	Morgan Stanley & Co. International plc	(1.57)%	Dow Jones U.S. Real EstateSM Index	66,201
(226,669)	1/6/2021	Societe Generale	(1.62)%	Dow Jones U.S. Real EstateSM Index	(12,791)
(820,854)	11/8/2021	UBS AG	(1.42)%	Dow Jones U.S. Real EstateSM Index	32,538
(6,768,100)					72,653
				Total Unrealized Appreciation	128,721
				Total Unrealized Depreciation	(56,068)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 95.6%

REPURCHASE AGREEMENTS(a) - 35.4%

Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $107,447,597 (Cost $107,433,427)	107,433,427	107,433,427

U.S. TREASURY OBLIGATIONS(b) - 60.2%
U.S. Treasury Bills
1.54%, 3/5/2020(c)	15,000,000	14,998,169
1.51%, 3/10/2020(c)	20,000,000	19,993,600
1.55%, 3/12/2020(c)	11,000,000	10,995,462
1.51%, 3/19/2020(c)	10,000,000	9,993,235
1.79%, 3/26/2020(c)	14,000,000	13,987,202
1.53%, 4/2/2020(c)	7,000,000	6,991,575
1.53%, 4/9/2020(c)	20,000,000	19,970,814
1.54%, 4/16/2020(c)	4,000,000	3,993,255
2.01%, 4/23/2020(c)	8,000,000	7,984,513
1.48%, 4/30/2020(c)	6,000,000	5,986,883
1.44%, 5/7/2020(c)	21,000,000	20,950,422
1.85%, 5/21/2020(c)	9,000,000	8,974,725
1.52%, 6/4/2020(c)	20,000,000	19,935,039
1.52%, 6/18/2020(c)	3,000,000	2,988,930
1.31%, 7/9/2020(c)	8,000,000	7,966,030
1.51%, 7/16/2020(c)	3,000,000	2,987,108
1.51%, 8/13/2020(c)	4,000,000	3,980,092
TOTAL U.S. TREASURY OBLIGATIONS (Cost $182,602,910)		182,677,054

TOTAL SHORT-TERM INVESTMENTS (Cost $290,036,337)		290,110,481

Total Investments - 95.6% (Cost $290,036,337)		290,110,481
Other Assets Less Liabilities - 4.4%		13,439,400
Net Assets - 100.0%		303,549,881

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $21,536,917.

(c)	The rate shown was the current yield as of February 29, 2020.

Short Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	190	3/20/2020	USD	$14,036,250	$1,861,049

Swap Agreements

Short Russell2000 had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(67,702,818)	11/6/2020	Bank of America NA	(1.47)%	Russell 2000® Index	4,430,987
(40,445,323)	11/6/2020	BNP Paribas SA	(1.27)%	Russell 2000® Index	2,487,204
(31,839,213)	11/6/2020	Citibank NA	(1.22)%	Russell 2000® Index	1,881,579
(7,278,800)	11/8/2021	Credit Suisse International	(1.37)%	Russell 2000® Index	(35,930)
(57,897,364)	11/6/2020	Goldman Sachs International	(1.32)%	Russell 2000® Index	(6,450,534)
(2,642,810)	1/6/2021	Morgan Stanley & Co. International plc	(1.27)%	Russell 2000® Index	23,408
(1,173,901)	1/6/2021	Morgan Stanley & Co. International plc	(1.07)%	iShares® Russell 2000 ETF	95,350
(49,512,080)	1/6/2021	Societe Generale	(1.42)%	Russell 2000® Index	1,477,686
(30,988,289)	11/6/2020	UBS AG	(1.17)%	Russell 2000® Index	1,872,058
(289,480,598)					5,781,808
				Total Unrealized Appreciation	12,268,272
				Total Unrealized Depreciation	(6,486,464)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short S&P500®

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 104.8%

REPURCHASE AGREEMENTS(a) - 37.9%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $799,109,348 (Cost $799,003,963)	799,003,963	799,003,963

U.S. TREASURY OBLIGATIONS(b) - 66.9%
U.S. Treasury Bills
1.53%, 3/5/2020(c)	120,000,000	119,985,350
1.51%, 3/10/2020(c)	154,000,000	153,950,720
1.55%, 3/12/2020(c)	81,000,000	80,966,588
1.50%, 3/19/2020(c)	80,000,000	79,945,883
1.75%, 3/26/2020(c)	104,000,000	103,904,926
1.53%, 4/2/2020(c)	56,000,000	55,932,597
1.53%, 4/9/2020(c)	157,000,000	156,770,888
1.54%, 4/16/2020(c)	35,000,000	34,940,981
1.91%, 4/23/2020(c)	63,000,000	62,878,037
1.48%, 4/30/2020(c)	41,000,000	40,910,363
1.44%, 5/7/2020(c)	159,000,000	158,624,620
1.81%, 5/21/2020(c)	68,000,000	67,809,034
1.52%, 6/4/2020(c)	157,000,000	156,490,050
1.52%, 6/18/2020(c)	25,000,000	24,907,750
1.31%, 7/9/2020(c)	58,000,000	57,753,718
1.51%, 7/16/2020(c)	25,000,000	24,892,569
1.51%, 8/13/2020(c)	27,000,000	26,865,623

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,406,980,540)		1,407,529,697

TOTAL SHORT-TERM INVESTMENTS (Cost $2,205,984,503)		2,206,533,660

Total Investments - 104.8% (Cost $2,205,984,503)		2,206,533,660
Liabilities in excess of other assets - (4.8%)		(100,787,218)
Net Assets - 100.0%		2,105,746,442

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $173,077,977.
(c)	The rate shown was the current yield as of February 29, 2020.

Short S&P500®

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	103	3/20/2020	USD	$15,263,313	$1,797,534

Swap Agreements

Short S&P500® had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(326,621,441)	11/6/2020	Bank of America NA	(1.67)%	S&P 500®	(14,577,727)
(331,741,246)	11/6/2020	BNP Paribas SA	(1.92)%	S&P 500®	(15,616,033)
(295,380,641)	1/20/2021	Citibank NA	(1.92)%	S&P 500®	4,863,092
(253,182,562)	11/8/2021	Credit Suisse International	(1.67)%	S&P 500®	4,854,690
(185,226,640)	12/7/2020	Goldman Sachs International	(1.92)%	S&P 500®	8,632,206
(16,986,765)	1/6/2021	Morgan Stanley & Co. International plc	(1.87)%	S&P 500®	689,751
(287,067,466)	1/6/2021	Societe Generale	(2.02)%	S&P 500®	2,867,513
(393,923,695)	11/6/2020	UBS AG	(1.82)%	S&P 500®	(4,904,294)
(2,090,130,456)					(13,190,802)
				Total Unrealized Appreciation	21,907,252
				Total Unrealized Depreciation	(35,098,054)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short SmallCap600

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 77.5%

REPURCHASE AGREEMENTS(a) - 77.5%

Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $3,153,899
(Cost $3,153,483)	3,153,483	3,153,483

Total Investments - 77.5% (Cost $3,153,483)		3,153,483
Other Assets Less Liabilities - 22.5%		917,951
Net Assets - 100.0%		4,071,434

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements
Short SmallCap600 had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation ($)
(928,036)	12/7/2020	Bank of America NA	(1.59)%	S&P SmallCap 600®	43,938
(362,760)	11/6/2020	Citibank NA	(1.72)%	S&P SmallCap 600®	41,073
(349,488)	11/8/2021	Credit Suisse International	(1.57)%	S&P SmallCap 600®	59,834
(351,258)	1/6/2021	Morgan Stanley & Co. International plc	(1.52)%	S&P SmallCap 600®	39,553
(629,963)	1/6/2021	Societe Generale	(1.27)%	S&P SmallCap 600®	36,527
(1,447,425)	11/6/2020	UBS AG	(1.52)%	S&P SmallCap 600®	107,447
(4,068,930)					328,372
				Total Unrealized Appreciation	328,372

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)

Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra 7-10 Year Treasury

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS - 79.5%

U.S. Treasury Bonds
6.38%, 8/15/2027	129,600	179,658
6.13%, 11/15/2027	312,800	431,493
5.50%, 8/15/2028	218,000	296,242
5.25%, 11/15/2028	277,000	373,106
5.25%, 2/15/2029	202,000	273,805
6.13%, 8/15/2029	162,000	235,178
U.S. Treasury Notes
2.38%, 5/15/2027	2,090,800	2,284,689
2.25%, 8/15/2027	2,071,800	2,250,654
2.25%, 11/15/2027	2,043,800	2,224,389
2.75%, 2/15/2028	2,178,500	2,459,152
2.88%, 5/15/2028	2,290,000	2,613,999
2.88%, 8/15/2028	2,362,000	2,703,383
3.13%, 11/15/2028	2,454,000	2,867,346
2.63%, 2/15/2029	2,439,000	2,755,308
2.38%, 5/15/2029	2,426,000	2,693,618
1.63%, 8/15/2029	2,489,000	2,601,783
1.75%, 11/15/2029	2,489,000	2,631,145
1.50%, 2/15/2030	896,000	927,710
TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,596,471)		30,802,658

SHORT-TERM INVESTMENTS - 30.9%

REPURCHASE AGREEMENTS(a) - 30.9%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $11,959,082
(Cost $11,957,505)	11,957,505	11,957,505

Total Investments - 110.4% (Cost $40,553,976)		42,760,163
Liabilities in excess of other assets - (10.4%)		(4,040,411)
Net Assets - 100.0%		38,719,752

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra 7-10 Year Treasury

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	4	6/19/2020	USD	$539,000	$6,244

Swap Agreements

Ultra 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation ($)
19,653,976	11/8/2021	Citibank NA	1.52%	ICE U.S. Treasury 7-10 Year Bond Index	965,159
26,471,623	1/6/2021	Goldman Sachs International	1.52%	ICE U.S. Treasury 7-10 Year Bond Index	1,594,200
46,125,599					2,559,359
				Total Unrealized Appreciation	2,559,359

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)

Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                U.S. Dollar

Ultra 20+ Year Treasury

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS - 80.0%

U.S. Treasury Bonds
4.38%, 5/15/2040	480,500	721,651
3.88%, 8/15/2040	424,400	600,194
4.25%, 11/15/2040	434,500	644,486
4.75%, 2/15/2041	497,300	784,957
4.38%, 5/15/2041	377,900	571,131
3.75%, 8/15/2041	421,200	588,462
3.13%, 11/15/2041	383,900	492,622
3.13%, 2/15/2042	482,000	619,332
3.00%, 5/15/2042	405,500	511,215
2.75%, 8/15/2042	618,000	749,325
2.75%, 11/15/2042	752,700	912,884
3.13%, 2/15/2043	767,300	986,160
2.88%, 5/15/2043	1,089,400	1,348,303
3.63%, 8/15/2043	899,600	1,247,984
3.75%, 11/15/2043	1,062,000	1,501,734
3.63%, 2/15/2044	1,090,400	1,516,252
3.38%, 5/15/2044	1,095,200	1,469,194
3.13%, 8/15/2044	1,104,600	1,427,091
3.00%, 11/15/2044	1,103,500	1,398,686
2.50%, 2/15/2045	1,104,600	1,287,895
3.00%, 5/15/2045	1,104,500	1,403,750
2.88%, 8/15/2045	1,104,500	1,376,828
3.00%, 11/15/2045	1,100,300	1,402,797
2.50%, 2/15/2046	1,023,100	1,197,507
2.50%, 5/15/2046	1,020,400	1,195,861
2.25%, 8/15/2046	1,025,500	1,148,720
2.88%, 11/15/2046	1,016,300	1,278,235
3.00%, 2/15/2047	1,025,400	1,321,004
3.00%, 5/15/2047	998,200	1,286,664
2.75%, 8/15/2047	967,400	1,195,268
2.75%, 11/15/2047	970,400	1,200,643
3.00%, 2/15/2048	1,104,300	1,430,931
3.13%, 5/15/2048	1,181,100	1,566,988
3.00%, 8/15/2048	1,262,000	1,641,783
3.38%, 11/15/2048	1,298,800	1,806,956
3.00%, 2/15/2049	1,340,900	1,752,074
2.88%, 5/15/2049	1,335,700	1,709,279
2.25%, 8/15/2049	1,341,900	1,523,581
2.38%, 11/15/2049	1,341,000	1,563,208
2.00%, 2/15/2050	500,000	539,258
TOTAL U.S. TREASURY OBLIGATIONS (Cost $40,748,895)		46,920,893

SHORT-TERM INVESTMENTS - 22.4%

REPURCHASE AGREEMENTS(a) - 22.4%

Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $13,163,537 (Cost $13,161,800)	13,161,800	13,161,800

Total Investments - 102.4% (Cost $53,910,695)		60,082,693
Liabilities in excess of other assets - (2.4%)		(1,407,750)
Net Assets - 100.0%		58,674,943

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra 20+ Year Treasury

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury Long Bond	11	6/19/2020	USD	$1,872,750	$34,702

Swap Agreements

Ultra 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation ($)
29,525,906	11/6/2021	Bank of America NA	1.41%	ICE U.S. Treasury 20+ Year Bond Index	3,204,704
39,622,139	11/8/2021	Citibank NA	1.52%	ICE U.S. Treasury 20+ Year Bond Index	3,416,631
69,148,045					6,621,335
				Total Unrealized Appreciation	6,621,335

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)

Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                U.S. Dollar

Ultra Basic Materials Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 95.4%

Chemicals - 78.4%
Air Products & Chemicals, Inc.	11,711	2,571,853
Albemarle Corp.	5,633	461,061
Ashland Global Holdings, Inc.	3,200	228,928
Axalta Coating Systems Ltd.*	11,096	276,512
Cabot Corp.	3,028	113,187
Celanese Corp.	6,423	602,092
CF Industries Holdings, Inc.	11,554	425,880
Chemours Co. (The)	8,687	129,089
Corteva, Inc.	39,762	1,081,526
Dow, Inc.	39,395	1,591,952
DuPont de Nemours, Inc.	39,358	1,688,458
Eastman Chemical Co.	7,224	444,348
Ecolab, Inc.	13,323	2,404,135
Element Solutions, Inc.*	11,740	121,979
FMC Corp.	6,885	640,993
HB Fuller Co.	2,709	106,274
Huntsman Corp.	10,660	201,900
Ingevity Corp.*	2,222	100,079
International Flavors & Fragrances, Inc.(b)	5,673	679,512
Linde plc	28,540	5,451,425
LyondellBasell Industries NV, Class A	13,641	974,786
Mosaic Co. (The)	18,575	316,332
NewMarket Corp.	391	151,939
Olin Corp.	8,482	137,324
PolyOne Corp.	4,086	101,169
PPG Industries, Inc.	12,564	1,312,310
RPM International, Inc.	6,889	441,654
Scotts Miracle-Gro Co. (The)	2,105	223,109
Sensient Technologies Corp.	2,249	110,606
Valvoline, Inc.	10,010	195,195
Westlake Chemical Corp.	1,841	102,857
WR Grace & Co.	2,978	168,436
		23,556,900
Metals & Mining - 16.6%
Alcoa Corp.*	9,857	136,717
Allegheny Technologies, Inc.*	6,698	114,469
Carpenter Technology Corp.	2,538	93,271
Commercial Metals Co.	6,304	115,111
Freeport-McMoRan, Inc.	77,086	767,777
Newmont Corp.	43,559	1,944,038
Nucor Corp.	16,110	666,148
Reliance Steel & Aluminum Co.	3,542	362,311
Royal Gold, Inc.	3,485	336,198
Steel Dynamics, Inc.	11,446	304,807
United States Steel Corp.(b)	9,035	72,461
Worthington Industries, Inc.	1,962	62,392
		4,975,700
Oil, Gas & Consumable Fuels - 0.1%
Peabody Energy Corp.	3,806	22,227

Paper & Forest Products - 0.3%
Domtar Corp.	3,043	87,547

TOTAL COMMON STOCKS (Cost $37,354,586)		28,642,374

SECURITIES LENDING REINVESTMENTS(c) - 1.6%

INVESTMENT COMPANIES - 1.6%
BlackRock Liquidity FedFund, Institutional Class 1.49% (Cost $487,045)	487,045	487,045

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 11.7%

REPURCHASE AGREEMENTS(d) - 11.7%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $3,511,219 (Cost $3,510,756)	3,510,756	3,510,756

Total Investments - 108.7% (Cost $41,352,387)		32,640,175
Liabilities in excess of other assets - (8.7%)		(2,599,210)
Net Assets - 100.0%		30,040,965

Ultra Basic Materials Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $11,435,812.
(b)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $510,363, collateralized in the form of cash with a value of $487,045 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $42,899 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from March 26, 2020 – May 15, 2048; a total value of $529,944.
(c)	The security was purchased with cash collateral held from securities on loan at February 29, 2020. The total value of securities purchased was $487,045.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements
Ultra Basic Materials had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
2,362,823	12/7/2020	Bank of America NA	1.97%	iShares® U.S. Basic Materials ETF	(421,059)
6,566,935	12/7/2020	Bank of America NA	1.92%	Dow Jones U.S. Basic MaterialsSM Index	(1,041,208)
3,987,507	11/6/2020	Citibank NA	1.87%	Dow Jones U.S. Basic MaterialsSM Index	(585,060)
1,224,097	11/8/2021	Credit Suisse International	1.97%	Dow Jones U.S. Basic MaterialsSM Index	(191,315)
332,933	12/7/2020	Goldman Sachs International	2.07%	Dow Jones U.S. Basic MaterialsSM Index	(49,095)
1,283,855	12/7/2020	Goldman Sachs International	1.60%	iShares® U.S. Basic Materials ETF	(366,203)
234,658	1/6/2021	Morgan Stanley & Co. International plc	2.27%	Dow Jones U.S. Basic MaterialsSM Index	(37,371)
593,920	1/6/2021	Morgan Stanley & Co. International plc	1.87%	iShares® U.S. Basic Materials ETF	(93,171)
5,647,826	1/6/2021	Societe Generale	2.17%	Dow Jones U.S. Basic MaterialsSM Index	(1,248,289)
9,178,386	11/8/2021	UBS AG	2.02%	Dow Jones U.S. Basic MaterialsSM Index	(1,365,366)
31,412,940					(5,398,137)
				Total Unrealized Depreciation	(5,398,137)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Communication Services Select Sector Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 57.5%

Diversified Telecommunication Services - 5.7%
AT&T, Inc.	850	29,937
CenturyLink, Inc.	898	10,839
Verizon Communications, Inc.	535	28,975
		69,751
Entertainment - 11.9%
Activision Blizzard, Inc.	555	32,262
Electronic Arts, Inc.*	267	27,066
Live Nation Entertainment, Inc.*	129	7,840
Netflix, Inc.*	109	40,224
Take-Two Interactive Software, Inc.*	104	11,178
Walt Disney Co. (The)	222	26,118
		144,688
Interactive Media & Services - 26.6%
Alphabet, Inc., Class A*	62	83,034
Alphabet, Inc., Class C*	62	83,038
Facebook, Inc., Class A*	697	134,152
Twitter, Inc.*	710	23,572
		323,796
Media - 11.2%
Charter Communications, Inc., Class A*	68	33,535
Comcast Corp., Class A	747	30,201
Discovery, Inc., Class A*	145	3,726
Discovery, Inc., Class C*	307	7,706
DISH Network Corp., Class A*	233	7,810
Fox Corp., Class A	324	9,960
Fox Corp., Class B	149	4,537
Interpublic Group of Cos., Inc. (The)	355	7,583
News Corp., Class A	356	4,299
News Corp., Class B	111	1,381
Omnicom Group, Inc.	199	13,787
ViacomCBS, Inc.	495	12,182
		136,707
Wireless Telecommunication Services - 2.1%
T-Mobile US, Inc.*	290	26,146

TOTAL COMMON STOCKS (Cost $702,288)		701,088

	Principal Amount ($)
SHORT-TERM INVESTMENTS - 42.2%

REPURCHASE AGREEMENTS(a) - 42.2%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $513,538 (Cost $513,471)	513,471	513,471

Total Investments - 99.7% (Cost $1,215,759)		1,214,559
Other Assets Less Liabilities - 0.3%		3,268
Net Assets - 100.0%		1,217,827

*	Non-income producing security.
(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Communication Services Select Sector Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Swap Agreements
Ultra Communication Services Select Sector had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
52,593	2/8/2021	Goldman Sachs International	2.07%	Communication Services Select Sector Index(3)	(17,062)
1,382,021	11/6/2020	Societe Generale	2.12%	Communication Services Select Sector Index(3)	(19,472)
299,088	12/7/2020	UBS AG	2.02%	Communication Services Select Sector Index(3)	54,874
1,733,702					18,340
				Total Unrealized Appreciation	54,874
				Total Unrealized Depreciation	(36,534)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
(3)	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra Consumer Goods Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 91.2%

Auto Components - 2.2%
Adient plc*	249	5,959
Aptiv plc	727	56,786
Autoliv, Inc.	224	14,947
BorgWarner, Inc.	588	18,581
Dana, Inc.	412	5,925
Gentex Corp.	722	19,277
Goodyear Tire & Rubber Co. (The)	664	6,431
Lear Corp.	156	17,347
Veoneer, Inc.*(b)	287	3,533
		148,786
Automobiles - 7.1%
Ford Motor Co.	11,088	77,173
General Motors Co.	3,581	109,221
Harley-Davidson, Inc.	439	13,376
Tesla, Inc.*	405	270,536
Thor Industries, Inc.	157	11,839
		482,145
Beverages - 19.9%
Boston Beer Co., Inc. (The), Class A*	26	9,640
Brown-Forman Corp., Class B	519	31,872
Coca-Cola Co. (The)	10,979	587,267
Constellation Brands, Inc., Class A	477	82,225
Keurig Dr Pepper, Inc.	762	21,244
Molson Coors Beverage Co., Class B	535	26,541
Monster Beverage Corp.*	1,087	67,840
National Beverage Corp.*	33	1,396
PepsiCo, Inc.	3,970	524,159
		1,352,184
Commercial Services & Supplies - 0.1%
Herman Miller, Inc.	168	5,752

Distributors - 0.9%
Genuine Parts Co.	413	36,030
Pool Corp.	114	24,050
		60,080
Diversified Financial Services - 0.2%
Jefferies Financial Group, Inc.	681	13,422

Entertainment - 3.9%
Activision Blizzard, Inc.	2,187	127,130
Electronic Arts, Inc.*	831	84,238
Take-Two Interactive Software, Inc.*	322	34,609
Zynga, Inc., Class A*	2,698	18,104
		264,081
Food & Staples Retailing - 0.5%
Performance Food Group Co.*	300	12,720
US Foods Holding Corp.*	626	21,059
		33,779
Food Products - 13.0%
Archer-Daniels-Midland Co.	1,585	59,675
Beyond Meat, Inc.*(b)	29	2,600
Bunge Ltd.	403	18,921
Campbell Soup Co.	482	21,748
Conagra Brands, Inc.	1,387	37,019
Darling Ingredients, Inc.*	468	12,028
Flowers Foods, Inc.	550	11,841
General Mills, Inc.	1,721	84,329
Hain Celestial Group, Inc. (The)*	230	5,458
Hershey Co. (The)	422	60,764
Hormel Foods Corp.	792	32,947
Ingredion, Inc.	190	15,827
JM Smucker Co. (The)	324	33,369
Kellogg Co.	709	42,873
Kraft Heinz Co. (The)	1,774	43,942
Lamb Weston Holdings, Inc.	416	36,146
Lancaster Colony Corp.	56	8,089
McCormick & Co., Inc. (Non-Voting)	352	51,459
Mondelez International, Inc., Class A	4,099	216,427
Pilgrim's Pride Corp.*	150	3,174
Post Holdings, Inc.*	189	19,138
Seaboard Corp.	1	3,415
TreeHouse Foods, Inc.*	160	6,098
Tyson Foods, Inc., Class A	841	57,045
		884,332
Household Durables - 4.0%
DR Horton, Inc.	954	50,820
Helen of Troy Ltd.*	72	11,851
Leggett & Platt, Inc.	375	14,872
Lennar Corp., Class A	797	48,091
Lennar Corp., Class B	44	2,104
Mohawk Industries, Inc.*	169	20,474
Newell Brands, Inc.	1,087	16,772
NVR, Inc.*	10	36,672
PulteGroup, Inc.	725	29,145
Tempur Sealy International, Inc.*	129	9,643
Toll Brothers, Inc.	344	12,738
Whirlpool Corp.	180	23,015
		276,197
Household Products - 17.9%
Church & Dwight Co., Inc.	698	48,525
Clorox Co. (The)	357	56,913
Colgate-Palmolive Co.	2,439	164,803
Energizer Holdings, Inc.	183	7,867
Kimberly-Clark Corp.	976	128,042
Procter & Gamble Co. (The)	7,100	803,933
Spectrum Brands Holdings, Inc.	132	7,114
		1,217,197
Leisure Products - 0.9%
Brunswick Corp.	233	12,396
Hasbro, Inc.	362	27,965
Mattel, Inc.*(b)	989	11,660
Polaris, Inc.	163	13,452
		65,473
Machinery - 1.2%
Stanley Black & Decker, Inc.	432	62,078
WABCO Holdings, Inc.*	146	19,725
		81,803
Personal Products - 2.0%
Coty, Inc., Class A	844	7,790
Estee Lauder Cos., Inc. (The), Class A	633	116,219
Herbalife Nutrition Ltd.*	264	8,543
Nu Skin Enterprises, Inc., Class A	159	3,899
		136,451
Textiles, Apparel & Luxury Goods - 8.9%
Capri Holdings Ltd.*	432	11,154
Carter's, Inc.	126	11,525

Ultra Consumer Goods Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Columbia Sportswear Co.	83	6,748
Deckers Outdoor Corp.*	80	13,904
Hanesbrands, Inc.	1,031	13,650
Levi Strauss & Co., Class A	122	2,073
Lululemon Athletica, Inc.*	342	74,354
NIKE, Inc., Class B	3,547	317,031
PVH Corp.	211	15,637
Ralph Lauren Corp.	141	14,877
Skechers U.S.A., Inc., Class A*	382	12,637
Steven Madden Ltd.	221	7,227
Tapestry, Inc.	787	18,455
Under Armour, Inc., Class A*	537	7,620
Under Armour, Inc., Class C*	556	6,939
VF Corp.	933	67,176
Wolverine World Wide, Inc.	231	6,073
		607,080
Tobacco - 8.5%
Altria Group, Inc.	5,319	214,728
Philip Morris International, Inc.	4,430	362,684
		577,412
TOTAL COMMON STOCKS (Cost $6,960,582)		6,206,174

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 1.49% (Cost $5,917)	5,917	5,917

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 8.7%

REPURCHASE AGREEMENTS(d) - 8.7%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $594,004 (Cost $593,925)	593,925	593,925

Total Investments - 100.0% (Cost $7,560,424)		6,806,016
Liabilities in excess of other assets - 0.0%(e)		(2,795)
Net Assets - 100.0%		6,803,221

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,250,719.
(b)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $10,836, collateralized in the form of cash with a value of $5,917 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $5,613 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from March 19, 2020 – November 15, 2049; a total value of $11,530.
(c)	The security was purchased with cash collateral held from securities on loan at February 29, 2020. The total value of securities purchased was $5,917.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	Represents less than 0.05% of net assets.

Ultra Consumer Goods Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Swap Agreements
Ultra Consumer Goods had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
632,386	12/7/2020	Bank of America NA	1.67%	iShares® U.S. Consumer Goods ETF	14,033
3,116,949	11/13/2020	Bank of America NA	1.92%	Dow Jones U.S. Consumer GoodsSM Index	(19,231)
158,355	1/20/2021	Citibank NA	1.87%	Dow Jones U.S. Consumer GoodsSM Index	(4,430)
77,625	11/8/2021	Credit Suisse International	1.97%	Dow Jones U.S. Consumer GoodsSM Index	(2,349)
389,988	12/7/2020	Goldman Sachs International	2.07%	Dow Jones U.S. Consumer GoodsSM Index	94
153,387	1/6/2021	Morgan Stanley & Co. International plc	2.17%	Dow Jones U.S. Consumer GoodsSM Index	(14,342)
795,915	1/6/2021	Morgan Stanley & Co. International plc	1.77%	iShares® U.S. Consumer Goods ETF	(17,593)
1,654,571	12/7/2020	Societe Generale	2.17%	Dow Jones U.S. Consumer GoodsSM Index	(294,965)
447,120	11/8/2021	UBS AG	2.02%	Dow Jones U.S. Consumer GoodsSM Index	129,905
7,426,296					(208,878)
				Total Unrealized Appreciation	144,032
				Total Unrealized Depreciation	(352,910)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Consumer Services Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 94.0%

Airlines - 2.2%
Alaska Air Group, Inc.	639	32,244
Allegiant Travel Co.	68	9,217
American Airlines Group, Inc.	2,026	38,595
Delta Air Lines, Inc.	2,987	137,790
JetBlue Airways Corp.*	1,503	23,717
Southwest Airlines Co.	2,457	113,489
Spirit Airlines, Inc.*	357	10,157
United Airlines Holdings, Inc.*	1,128	69,474
		434,683
Commercial Services & Supplies - 0.8%
Copart, Inc.*	1,060	89,549
IAA, Inc.*	693	29,605
KAR Auction Services, Inc.	672	12,936
Rollins, Inc.	733	27,443
		159,533
Distributors - 0.2%
LKQ Corp.*	1,593	47,121

Diversified Consumer Services - 1.1%
Adtalem Global Education, Inc.*	284	8,767
Bright Horizons Family Solutions, Inc.*	301	47,302
Chegg, Inc.*	599	23,487
frontdoor, Inc.*	441	18,699
Graham Holdings Co., Class B	22	11,063
Grand Canyon Education, Inc.*	250	20,170
H&R Block, Inc.	1,018	21,042
Service Corp. International	950	45,401
ServiceMaster Global Holdings, Inc.*	707	25,289
		221,220
Entertainment - 10.7%
Cinemark Holdings, Inc.	556	14,434
Liberty Media Corp.-Liberty Formula One, Class A*	137	5,136
Liberty Media Corp.-Liberty Formula One, Class C*	1,054	41,169
Lions Gate Entertainment Corp., Class A*	292	2,321
Lions Gate Entertainment Corp., Class B*	565	4,181
Live Nation Entertainment, Inc.*	731	44,423
Madison Square Garden Co. (The), Class A*	89	23,836
Netflix, Inc.*	2,274	839,174
Roku, Inc.*	474	53,880
Walt Disney Co. (The)	9,348	1,099,792
World Wrestling Entertainment, Inc., Class A	248	11,599
		2,139,945
Food & Staples Retailing - 9.7%
Casey's General Stores, Inc.	191	31,137
Costco Wholesale Corp.	2,292	644,373
Kroger Co. (The)	4,164	117,133
Sprouts Farmers Market, Inc.*	619	9,892
Sysco Corp.	2,647	176,422
Walgreens Boots Alliance, Inc.	3,889	177,961
Walmart, Inc.	7,357	792,202
		1,949,120
Health Care Providers & Services - 0.7%
AmerisourceBergen Corp.	780	65,770
Cardinal Health, Inc.	1,518	79,118
		144,888
Hotels, Restaurants & Leisure - 13.7%
Aramark	1,296	45,023
Boyd Gaming Corp.	420	11,218
Caesars Entertainment Corp.*	2,899	36,846
Carnival Corp.	2,035	68,091
Cheesecake Factory, Inc. (The)	214	7,625
Chipotle Mexican Grill, Inc.*	132	102,113
Choice Hotels International, Inc.	166	15,152
Churchill Downs, Inc.	185	23,243
Cracker Barrel Old Country Store, Inc.	124	17,773
Darden Restaurants, Inc.	635	61,913
Domino's Pizza, Inc.	211	71,626
Dunkin' Brands Group, Inc.	429	28,537
Extended Stay America, Inc.	954	10,475
Hilton Grand Vacations, Inc.*	448	11,944
Hilton Worldwide Holdings, Inc.	1,463	142,204
Hyatt Hotels Corp., Class A	190	14,554
Las Vegas Sands Corp.	1,753	102,217
Marriott International, Inc., Class A	1,409	174,716
Marriott Vacations Worldwide Corp.	195	18,872
McDonald's Corp.	3,907	758,622
MGM Resorts International	2,673	65,649
Norwegian Cruise Line Holdings Ltd.*	1,104	41,135
Planet Fitness, Inc., Class A*	424	28,616
Royal Caribbean Cruises Ltd.	891	71,645
Six Flags Entertainment Corp.	410	10,365
Starbucks Corp.	6,125	480,384
Texas Roadhouse, Inc.	339	19,059
Vail Resorts, Inc.	209	44,435
Wendy's Co. (The)	960	18,125
Wyndham Destinations, Inc.	471	18,793
Wyndham Hotels & Resorts, Inc.	494	25,169
Wynn Resorts Ltd.	502	54,206
Yum! Brands, Inc.	1,569	140,033
		2,740,378
Interactive Media & Services - 0.2%
Pinterest, Inc., Class A*	450	8,775
TripAdvisor, Inc.	549	12,874
Yelp, Inc.*	336	10,507
		32,156
Internet & Direct Marketing Retail - 22.6%
Amazon.com, Inc.*	2,159	4,067,016
Booking Holdings, Inc.*	216	366,262
Expedia Group, Inc.	724	71,401
Qurate Retail, Inc., Series A*	2,008	13,695
Wayfair, Inc., Class A*	341	21,555
		4,539,929
IT Services - 0.1%
LiveRamp Holdings, Inc.*	354	12,546

Media - 11.1%
Altice USA, Inc., Class A*	1,605	41,505
AMC Networks, Inc., Class A*	232	7,192
Cable One, Inc.	26	40,899
Charter Communications, Inc., Class A*	814	401,440

Ultra Consumer Services Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Comcast Corp., Class A	23,549	952,086
Discovery, Inc., Class A*	824	21,177
Discovery, Inc., Class C*	1,743	43,749
DISH Network Corp., Class A*	1,326	44,448
Fox Corp., Class A	1,841	56,592
Fox Corp., Class B	845	25,730
Interpublic Group of Cos., Inc. (The)	2,015	43,040
John Wiley & Sons, Inc., Class A	227	8,442
Liberty Broadband Corp., Class A*	125	15,460
Liberty Broadband Corp., Class C*	793	99,831
Liberty Global plc, Class A*	851	16,612
Liberty Global plc, Class C*	2,146	39,894
Liberty Latin America Ltd., Class A*	240	3,636
Liberty Latin America Ltd., Class C*	597	9,068
Liberty Media Corp.-Liberty SiriusXM, Class A*	434	19,387
Liberty Media Corp.-Liberty SiriusXM, Class C*	762	34,000
Meredith Corp.	212	5,586
New York Times Co. (The), Class A	750	28,095
News Corp., Class A	2,020	24,392
News Corp., Class B	636	7,912
Nexstar Media Group, Inc., Class A	239	27,480
Omnicom Group, Inc.	1,129	78,217
Sinclair Broadcast Group, Inc., Class A	351	8,147
Sirius XM Holdings, Inc.	7,117	45,122
TEGNA, Inc.	1,130	16,182
ViacomCBS, Inc.	2,805	69,031
		2,234,352
Multiline Retail - 3.3%
Dollar General Corp.	1,321	198,546
Dollar Tree, Inc.*	1,228	101,961
Kohl's Corp.	815	31,907
Macy's, Inc.	1,609	21,287
Nordstrom, Inc.	559	19,397
Ollie's Bargain Outlet Holdings, Inc.*	286	14,549
Target Corp.	2,629	270,787
		658,434
Professional Services - 0.7%
IHS Markit Ltd.	2,081	148,250

Road & Rail - 0.5%
AMERCO	40	12,900
Avis Budget Group, Inc.*	297	9,615
Lyft, Inc., Class A*	1,057	40,293
Uber Technologies, Inc.*	1,066	36,106
		98,914
Specialty Retail - 16.3%
Aaron's, Inc.	349	13,726
Advance Auto Parts, Inc.	359	47,740
American Eagle Outfitters, Inc.	828	10,665
AutoNation, Inc.*	308	13,161
AutoZone, Inc.*	123	126,999
Best Buy Co., Inc.	1,180	89,267
Burlington Stores, Inc.*	343	74,177
CarMax, Inc.*	852	74,388
Carvana Co.*	261	21,639
Dick's Sporting Goods, Inc.	331	12,052
Five Below, Inc.*	289	28,019
Floor & Decor Holdings, Inc., Class A*	363	18,531
Foot Locker, Inc.	558	20,227
Gap, Inc. (The)	1,108	15,878
Home Depot, Inc. (The)	5,658	1,232,539
L Brands, Inc.	1,209	26,187
Lithia Motors, Inc., Class A	118	14,061
Lowe's Cos., Inc.	3,975	423,616
Murphy USA, Inc.*	150	14,625
National Vision Holdings, Inc.*	411	14,311
O'Reilly Automotive, Inc.*	393	144,907
Penske Automotive Group, Inc.	176	8,099
Ross Stores, Inc.	1,877	204,180
Tiffany & Co.	560	74,810
TJX Cos., Inc. (The)	6,289	376,082
Tractor Supply Co.	615	54,434
Ulta Beauty, Inc.*	296	76,099
Urban Outfitters, Inc.*	369	8,675
Williams-Sonoma, Inc.	403	25,143
		3,264,237
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc.*	359	10,662

TOTAL COMMON STOCKS (Cost $20,971,134)		18,836,368

	Principal Amount ($)
SHORT-TERM INVESTMENTS - 8.1%

REPURCHASE AGREEMENTS(b) - 8.1%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $1,628,846 (Cost $1,628,631)	1,628,631	1,628,631

Total Investments - 102.1% (Cost $22,599,765)		20,464,999
Liabilities in excess of other assets - (2.1%)		(419,887)
Net Assets - 100.0%		20,045,112

Ultra Consumer Services Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,829,924.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra Consumer Services had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
973,850	12/7/2020	Bank of America NA	1.97%	Dow Jones U.S. Consumer ServicesSM Index	(49,599)
1,126,864	12/7/2020	Bank of America NA	1.67%	iShares® U.S. Consumer Services ETF	(158,916)
487,128	12/7/2020	BNP Paribas SA	2.12%	Dow Jones U.S. Consumer ServicesSM Index	(16,979)
3,222,046	1/20/2021	Citibank NA	1.87%	Dow Jones U.S. Consumer ServicesSM Index	(162,714)
7,653,951	11/8/2021	Credit Suisse International	1.97%	Dow Jones U.S. Consumer ServicesSM Index	(228,684)
607,052	12/7/2020	Goldman Sachs International	2.07%	Dow Jones U.S. Consumer ServicesSM Index	(31,066)
1,880,606	12/7/2020	Goldman Sachs International	1.60%	iShares® U.S. Consumer Services ETF	16,016
404,076	1/6/2021	Morgan Stanley & Co. International plc	1.77%	iShares® U.S. Consumer Services ETF	(30,360)
1,118,589	1/6/2021	Morgan Stanley & Co. International plc	2.27%	Dow Jones U.S. Consumer ServicesSM Index	(64,412)
2,743,409	1/6/2021	Societe Generale	2.17%	Dow Jones U.S. Consumer ServicesSM Index	(565,032)
916,946	11/8/2021	UBS AG	2.02%	Dow Jones U.S. Consumer ServicesSM Index	(394)
21,134,517					(1,292,140)
				Total Unrealized Appreciation	16,016
				Total Unrealized Depreciation	(1,308,156)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Dow30SM

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 93.9%

Aerospace & Defense - 10.2%
Boeing Co. (The)	72,775	20,021,130
United Technologies Corp.	72,774	9,503,557
		29,524,687
Banks - 2.9%
JPMorgan Chase & Co.	72,770	8,449,325

Beverages - 1.3%
Coca-Cola Co. (The)	72,769	3,892,414

Capital Markets - 5.0%
Goldman Sachs Group, Inc. (The)	72,775	14,611,037

Chemicals - 1.0%
Dow, Inc.	72,765	2,940,434

Communications Equipment - 1.0%
Cisco Systems, Inc.	72,765	2,905,506

Consumer Finance - 2.8%
American Express Co.	72,771	7,999,716

Diversified Telecommunication Services - 1.4%
Verizon Communications, Inc.	72,767	3,941,061

Entertainment - 3.0%
Walt Disney Co. (The)	72,774	8,561,861

Food & Staples Retailing - 3.8%
Walgreens Boots Alliance, Inc.	72,767	3,329,818
Walmart, Inc.	72,770	7,835,873
		11,165,691
Health Care Providers & Services - 6.4%
UnitedHealth Group, Inc.	72,775	18,554,714

Hotels, Restaurants & Leisure - 4.9%
McDonald's Corp.	72,775	14,130,722

Household Products - 2.8%
Procter & Gamble Co. (The)	72,770	8,239,747

Industrial Conglomerates - 3.7%
3M Co.	72,775	10,860,941

Insurance - 3.0%
Travelers Cos., Inc. (The)	72,774	8,719,053

IT Services - 7.8%
International Business Machines Corp.	72,775	9,471,666
Visa, Inc., Class A	72,775	13,227,584
		22,699,250
Machinery - 3.1%
Caterpillar, Inc.	72,770	9,040,945

Oil, Gas & Consumable Fuels - 3.6%
Chevron Corp.	72,771	6,792,445
Exxon Mobil Corp.	72,769	3,743,237
		10,535,682

Pharmaceuticals - 6.1%
Johnson & Johnson	72,775	9,786,782
Merck & Co., Inc.	72,769	5,571,194
Pfizer, Inc.	72,769	2,431,940
		17,789,916
Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.	72,763	4,039,802

Software - 4.1%
Microsoft Corp.	72,774	11,790,116

Specialty Retail - 5.5%
Home Depot, Inc. (The)	72,775	15,853,306

Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	72,775	19,893,774

Textiles, Apparel & Luxury Goods - 2.2%
NIKE, Inc., Class B	72,768	6,504,004

TOTAL COMMON STOCKS (Cost $283,674,012)		272,643,704

	Principal Amount ($)
SHORT-TERM INVESTMENTS - 14.1%

REPURCHASE AGREEMENTS(b) - 14.1%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $41,045,479
(Cost $41,040,067)	41,040,067	41,040,067

Total Investments - 108.0% (Cost $324,714,079)		313,683,771
Liabilities in excess of other assets - (8.0%)		(23,331,047)
Net Assets - 100.0%		290,352,724

Ultra Dow30SM

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $67,476,016.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Dow30SM

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
DJIA CBOT E-Mini Index	250	3/20/2020	USD	$31,800,000	$(91,936)

Swap Agreements

Ultra Dow30SM had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
27,703,571	12/7/2020	Bank of America NA	2.00%	Dow Jones Industrial AverageSM	(3,680,246)
18,523,423	11/6/2020	BNP Paribas SA	2.22%	Dow Jones Industrial AverageSM	(1,408,132)
107,151,271	1/20/2021	Citibank NA	2.09%	Dow Jones Industrial AverageSM	(9,336,903)
13,162,048	11/8/2021	Credit Suisse International	1.92%	Dow Jones Industrial AverageSM	(942,549)
3,645,506	11/6/2020	Goldman Sachs International	2.07%	Dow Jones Industrial AverageSM	(2,053,506)
17,322,135	11/8/2021	Goldman Sachs International	1.92%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(4,637,444)
20,180,798	1/6/2021	Morgan Stanley & Co. International plc	2.05%	SPDR® Dow Jones Industrial AverageSM ETF Trust	200,779
29,424,039	1/6/2021	Societe Generale	2.37%	Dow Jones Industrial AverageSM	(340,403)
39,354,703	11/6/2020	UBS AG	2.17%	Dow Jones Industrial AverageSM	(3,626,806)
276,467,494					(25,825,210)
				Total Unrealized Appreciation	200,779
				Total Unrealized Depreciation	(26,025,989)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra Financials

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 92.3%

Banks - 24.0%
Associated Banc-Corp.	17,889	302,861
BancorpSouth Bank	10,773	263,615
Bank of America Corp.	908,871	25,902,824
Bank of Hawaii Corp.	4,521	336,453
Bank OZK	13,572	344,593
BankUnited, Inc.	10,658	316,543
BOK Financial Corp.	3,580	259,192
Cathay General Bancorp	8,502	261,692
CIT Group, Inc.	10,633	422,236
Citigroup, Inc.	245,102	15,554,173
Citizens Financial Group, Inc.	48,805	1,546,630
Comerica, Inc.	16,185	851,978
Commerce Bancshares, Inc.	11,642	710,628
Cullen/Frost Bankers, Inc.	6,392	501,069
East West Bancorp, Inc.	16,349	633,360
Fifth Third Bancorp	79,673	1,944,021
First Citizens BancShares, Inc., Class A	975	441,977
First Financial Bankshares, Inc.	15,250	438,285
First Hawaiian, Inc.	14,703	352,137
First Horizon National Corp.	34,935	465,684
First Republic Bank	18,920	1,902,784
FNB Corp.	36,478	368,063
Fulton Financial Corp.	18,426	266,256
Glacier Bancorp, Inc.	9,624	358,879
Hancock Whitney Corp.	9,792	328,032
Home BancShares, Inc.	17,420	291,959
Huntington Bancshares, Inc.	115,945	1,422,645
IBERIABANK Corp.	5,868	353,195
International Bancshares Corp.	6,442	219,672
Investors Bancorp, Inc.	22,502	237,171
JPMorgan Chase & Co.	352,126	40,885,350
KeyCorp	110,579	1,807,967
M&T Bank Corp.	14,815	2,079,730
PacWest Bancorp	13,452	425,621
People's United Financial, Inc.	49,862	697,569
Pinnacle Financial Partners, Inc.	8,079	425,279
PNC Financial Services Group, Inc. (The)	49,191	6,217,742
Popular, Inc.	10,859	521,015
Prosperity Bancshares, Inc.	10,597	684,566
Regions Financial Corp.	108,298	1,464,189
Signature Bank	6,060	758,106
Sterling Bancorp	22,683	376,084
SVB Financial Group*	5,788	1,204,830
Synovus Financial Corp.	16,454	477,495
TCF Financial Corp.	17,224	627,643
Texas Capital Bancshares, Inc.*	5,715	269,062
Truist Financial Corp.	150,557	6,946,700
Trustmark Corp.	7,215	194,083
UMB Financial Corp.	4,850	282,028
Umpqua Holdings Corp.	24,723	380,487
United Bankshares, Inc.	11,398	329,174
US Bancorp	159,565	7,410,199
Valley National Bancorp	43,974	408,958
Webster Financial Corp.	10,334	392,382
Wells Fargo & Co.	432,407	17,663,826
Western Alliance Bancorp	10,600	488,024
Wintrust Financial Corp.	6,408	342,251

Zions Bancorp NA	19,137	764,523
		152,123,490
Capital Markets - 13.7%
Affiliated Managers Group, Inc.	5,531	416,042
Ameriprise Financial, Inc.	14,223	2,009,710
Bank of New York Mellon Corp. (The)	94,227	3,759,657
BlackRock, Inc.	13,239	6,129,789
Blackstone Group, Inc. (The), Class A	74,023	3,985,398
Cboe Global Markets, Inc.	12,445	1,418,730
Charles Schwab Corp. (The)	128,352	5,230,344
CME Group, Inc.	40,231	7,998,728
E*TRADE Financial Corp.	25,364	1,161,164
Eaton Vance Corp.	12,702	524,085
Evercore, Inc., Class A	4,389	292,395
FactSet Research Systems, Inc.	4,259	1,132,852
Federated Hermes, Inc., Class B	10,787	311,205
Franklin Resources, Inc.	31,312	681,349
Goldman Sachs Group, Inc. (The)	35,778	7,183,149
Interactive Brokers Group, Inc., Class A	8,616	440,278
Intercontinental Exchange, Inc.	62,551	5,580,800
Invesco Ltd.	41,784	601,690
Janus Henderson Group plc	17,472	370,406
Lazard Ltd., Class A	12,659	453,445
Legg Mason, Inc.	9,160	456,351
LPL Financial Holdings, Inc.	9,073	721,122
MarketAxess Holdings, Inc.	4,257	1,380,673
Moody's Corp.	18,230	4,375,747
Morgan Stanley	138,135	6,220,219
Morningstar, Inc.	2,307	338,898
MSCI, Inc.	9,511	2,809,930
Nasdaq, Inc.	12,883	1,321,152
Northern Trust Corp.	23,788	2,087,635
Raymond James Financial, Inc.	13,862	1,159,279
S&P Global, Inc.	27,440	7,296,571
SEI Investments Co.	14,168	775,131
State Street Corp.	40,823	2,780,455
Stifel Financial Corp.	7,669	417,500
T. Rowe Price Group, Inc.	26,234	3,095,874
TD Ameritrade Holding Corp.	29,738	1,255,836
Tradeweb Markets, Inc., Class A	7,149	344,725
Virtu Financial, Inc., Class A	8,425	158,474
		86,676,788
Consumer Finance - 3.3%
Ally Financial, Inc.	42,670	1,069,737
American Express Co.	75,330	8,281,027
Capital One Financial Corp.	52,285	4,614,674
Credit Acceptance Corp.*	1,562	629,798
Discover Financial Services	35,164	2,306,055
FirstCash, Inc.	4,791	368,524
Green Dot Corp., Class A*	5,318	181,663
LendingTree, Inc.*	862	237,757
Navient Corp.	21,836	245,218
OneMain Holdings, Inc.	8,555	314,396
Santander Consumer USA Holdings, Inc.	11,447	279,307
SLM Corp.	47,395	491,486
Synchrony Financial	63,325	1,842,758
		20,862,400
Diversified Financial Services - 7.4%
Berkshire Hathaway, Inc., Class B*	219,600	45,312,264

Ultra Financials

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Equitable Holdings, Inc.	49,441	1,058,037
Voya Financial, Inc.	15,157	797,865
		47,168,166
Equity Real Estate Investment Trusts (REITs) - 19.1%
Acadia Realty Trust	9,762	222,964
Alexandria Real Estate Equities, Inc.	13,764	2,090,476
American Campus Communities, Inc.	15,427	670,149
American Homes 4 Rent, Class A	28,613	740,791
American Tower Corp.	49,727	11,278,084
Americold Realty Trust	21,551	660,969
Apartment Investment & Management Co., Class A	16,716	799,693
Apple Hospitality REIT, Inc.	23,623	308,753
AvalonBay Communities, Inc.	15,681	3,145,452
Boston Properties, Inc.	16,145	2,081,736
Brandywine Realty Trust	19,782	268,640
Brixmor Property Group, Inc.	33,438	608,906
Camden Property Trust	10,863	1,151,261
Colony Capital, Inc.	54,676	216,517
Columbia Property Trust, Inc.	13,126	247,556
CoreCivic, Inc.	13,372	198,039
CoreSite Realty Corp.	4,230	438,778
Corporate Office Properties Trust	12,581	318,803
Cousins Properties, Inc.	16,480	588,171
Crown Castle International Corp.	46,677	6,688,347
CubeSmart	21,730	657,767
CyrusOne, Inc.	12,708	769,851
DiamondRock Hospitality Co.	22,476	204,981
Digital Realty Trust, Inc.(b)	23,432	2,814,418
Diversified Healthcare Trust	26,707	167,987
Douglas Emmett, Inc.	18,506	706,559
Duke Realty Corp.	41,265	1,339,875
EastGroup Properties, Inc.	4,325	543,782
EPR Properties	8,807	521,727
Equinix, Inc.	9,573	5,483,414
Equity Commonwealth	13,687	430,593
Equity LifeStyle Properties, Inc.	20,440	1,396,665
Equity Residential	39,188	2,943,019
Essex Property Trust, Inc.	7,419	2,102,248
Extra Space Storage, Inc.	14,540	1,459,234
Federal Realty Investment Trust	7,885	917,341
First Industrial Realty Trust, Inc.	14,252	548,702
Gaming and Leisure Properties, Inc.	22,896	1,022,764
GEO Group, Inc. (The)	13,616	199,338
Healthcare Realty Trust, Inc.	15,014	514,980
Healthcare Trust of America, Inc., Class A	23,261	724,348
Healthpeak Properties, Inc.	55,566	1,758,108
Highwoods Properties, Inc.	11,651	522,897
Host Hotels & Resorts, Inc.	80,517	1,165,886
Hudson Pacific Properties, Inc.	17,397	561,575
Invitation Homes, Inc.	60,439	1,733,995
Iron Mountain, Inc.	32,238	980,358
JBG SMITH Properties	13,251	486,047
Kilroy Realty Corp.	10,949	795,883
Kimco Realty Corp.	47,402	822,425
Lamar Advertising Co., Class A	9,656	808,593
Lexington Realty Trust	27,828	288,576
Life Storage, Inc.	5,236	565,017
Macerich Co. (The)(b)	12,372	252,636
Mack-Cali Realty Corp.	10,155	192,742
Medical Properties Trust, Inc.	58,118	1,228,033
Mid-America Apartment Communities, Inc.	12,806	1,655,304
National Health Investors, Inc.	4,936	403,419
National Retail Properties, Inc.	19,271	979,930
Omega Healthcare Investors, Inc.	24,568	972,893
Outfront Media, Inc.	16,114	424,443
Paramount Group, Inc.	22,602	274,614
Park Hotels & Resorts, Inc.	26,876	490,756
Pebblebrook Hotel Trust	14,667	296,420
Physicians Realty Trust	20,818	392,627
Piedmont Office Realty Trust, Inc., Class A	14,122	304,894
PotlatchDeltic Corp.	7,545	277,203
Prologis, Inc.	82,880	6,985,126
PS Business Parks, Inc.	2,248	333,940
Public Storage	16,866	3,527,018
Rayonier, Inc.	14,517	385,136
Realty Income Corp.	36,591	2,648,823
Regency Centers Corp.	18,811	1,080,504
Retail Properties of America, Inc., Class A	23,986	251,133
Rexford Industrial Realty, Inc.	12,444	582,006
RLJ Lodging Trust	19,142	252,866
Ryman Hospitality Properties, Inc.	6,112	424,845
Sabra Health Care REIT, Inc.	21,747	425,154
SBA Communications Corp.	12,640	3,350,738
Service Properties Trust	18,476	334,046
Simon Property Group, Inc.	34,498	4,246,014
SITE Centers Corp.	16,752	192,816
SL Green Realty Corp.	9,177	719,844
Spirit Realty Capital, Inc.	11,196	509,418
STORE Capital Corp.	23,988	788,246
Sun Communities, Inc.	10,404	1,590,564
Sunstone Hotel Investors, Inc.	25,244	276,422
Taubman Centers, Inc.	6,873	357,808
UDR, Inc.	32,900	1,479,842
Urban Edge Properties	12,928	209,434
Ventas, Inc.	41,846	2,250,059
VEREIT, Inc.	119,865	1,038,031
VICI Properties, Inc.	51,755	1,296,980
Vornado Realty Trust	17,783	952,813
Washington REIT	9,050	242,993
Weingarten Realty Investors	13,580	365,709
Welltower, Inc.	45,555	3,408,425
Weyerhaeuser Co.	83,654	2,173,331
WP Carey, Inc.	19,340	1,497,109
Xenia Hotels & Resorts, Inc.	12,645	189,169
		121,195,314
Insurance - 12.5%
Aflac, Inc.	82,425	3,531,911
Alleghany Corp.*	1,617	1,087,028
Allstate Corp. (The)	36,371	3,828,048
American Financial Group, Inc.	8,403	776,605
American International Group, Inc.	97,689	4,118,568
Aon plc	26,286	5,467,488
Arch Capital Group Ltd.*	45,504	1,839,727
Arthur J Gallagher & Co.	20,941	2,041,538
Assurant, Inc.	6,806	820,736
Assured Guaranty Ltd.	10,709	437,034
Athene Holding Ltd., Class A*	13,319	549,409
Axis Capital Holdings Ltd.	9,426	528,987
Brighthouse Financial, Inc.*	12,267	439,649
Brown & Brown, Inc.	26,222	1,127,808
Chubb Ltd.	50,881	7,379,271

Ultra Financials

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Cincinnati Financial Corp.	17,057	1,590,395
CNA Financial Corp.	3,048	126,736
CNO Financial Group, Inc.	16,969	271,843
Enstar Group Ltd.*	1,658	295,771
Erie Indemnity Co., Class A	2,075	296,559
Everest Re Group Ltd.	4,578	1,134,795
Fidelity National Financial, Inc.	30,882	1,196,986
First American Financial Corp.	12,613	720,202
Genworth Financial, Inc., Class A*	56,507	220,377
Globe Life, Inc.	11,184	1,036,309
Hanover Insurance Group, Inc. (The)	4,423	524,302
Hartford Financial Services Group, Inc. (The)	40,462	2,021,077
Kemper Corp.	7,032	484,083
Lincoln National Corp.	22,267	1,010,699
Loews Corp.	28,719	1,310,448
Markel Corp.*	1,551	1,832,662
Marsh & McLennan Cos., Inc.	56,658	5,924,160
Mercury General Corp.	3,045	131,879
MetLife, Inc.	87,757	3,748,979
Old Republic International Corp.	32,054	632,105
Primerica, Inc.	4,644	517,063
Principal Financial Group, Inc.	28,990	1,286,866
ProAssurance Corp.	6,038	163,932
Progressive Corp. (The)	65,635	4,801,857
Prudential Financial, Inc.	45,131	3,405,134
Reinsurance Group of America, Inc.	7,028	857,627
RenaissanceRe Holdings Ltd.	4,959	845,014
RLI Corp.	4,479	360,022
Selective Insurance Group, Inc.	6,669	371,997
Travelers Cos., Inc. (The)	28,976	3,471,615
Unum Group	23,156	539,766
White Mountains Insurance Group Ltd.	341	337,624
Willis Towers Watson plc	14,433	2,731,445
WR Berkley Corp.	16,290	1,093,711
		79,267,847
IT Services - 10.1%
Mastercard, Inc., Class A	99,661	28,926,605
Visa, Inc., Class A	192,183	34,931,182
		63,857,787
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
AGNC Investment Corp.	60,727	1,034,788
Annaly Capital Management, Inc.	160,554	1,422,509
Blackstone Mortgage Trust, Inc., Class A	15,076	543,641
Chimera Investment Corp.	21,011	412,866
Invesco Mortgage Capital, Inc.	18,052	290,276
MFA Financial, Inc.	50,718	366,691
New Residential Investment Corp.	46,649	725,858
Starwood Property Trust, Inc.	31,651	702,019
Two Harbors Investment Corp.	30,638	415,145
		5,913,793
Professional Services - 0.4%
CoStar Group, Inc.*	4,113	2,745,798

Real Estate Management & Development - 0.5%
CBRE Group, Inc., Class A*	37,582	2,109,854
Howard Hughes Corp. (The)*	4,851	523,326
Jones Lang LaSalle, Inc.	5,785	854,849
		3,488,029

Thrifts & Mortgage Finance - 0.4%
Capitol Federal Financial, Inc.	15,887	193,901
Essent Group Ltd.	11,046	482,047
MGIC Investment Corp.	39,150	470,975
New York Community Bancorp, Inc.	52,467	567,168
Radian Group, Inc.	22,584	479,684
TFS Financial Corp.	5,659	115,670
Washington Federal, Inc.	8,797	263,822
		2,573,267
TOTAL COMMON STOCKS (Cost $503,998,576)		585,872,679

SECURITIES LENDING REINVESTMENTS(c) - 0.4%

INVESTMENT COMPANIES - 0.4%
BlackRock Liquidity FedFund, Institutional Class 1.49% (Cost $2,233,932)	2,233,932	2,233,932

	Principal Amount ($)
SHORT-TERM INVESTMENTS - 6.2%

REPURCHASE AGREEMENTS(d) - 6.2%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $39,345,712 (Cost $39,340,522)	39,340,522	39,340,522
Total Investments - 98.9% (Cost $545,573,030)		627,447,133
Other Assets Less Liabilities - 1.1%		6,765,003
Net Assets - 100.0%		634,212,136

Ultra Financials

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $89,197,357.
(b)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $2,131,759, collateralized in the form of cash with a value of $2,233,932 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $4,433 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 1.31% – 2.63%, and maturity dates ranging from December 15, 2021 – March 31, 2025; a total value of $2,238,365.
(c)	The security was purchased with cash collateral held from securities on loan at February 29, 2020. The total value of securities purchased was $2,233,932.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Financials had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
30,992,812	2/8/2021	Bank of America NA	2.17%	iShares® U.S. Financials ETF	(5,197,589)
53,441,378	11/6/2020	Bank of America NA	2.22%	Dow Jones U.S. FinancialsSM Index(3)	4,732,123
41,048,617	2/8/2021	BNP Paribas SA	2.22%	Dow Jones U.S. FinancialsSM Index(3)	4,436,268
27,637,011	11/6/2020	Citibank NA	2.27%	Dow Jones U.S. FinancialsSM Index(3)	4,031,773
28,060,072	2/8/2021	Credit Suisse International	1.97%	Dow Jones U.S. FinancialsSM Index(3)	(2,587,181)
28,139,578	2/8/2021	Goldman Sachs International	2.07%	iShares® U.S. Financials ETF	(2,411,039)
32,859,648	12/7/2020	Goldman Sachs International	2.07%	Dow Jones U.S. FinancialsSM Index(3)	(932,781)
1,889,762	1/6/2021	Morgan Stanley & Co. International plc	2.27%	Dow Jones U.S. FinancialsSM Index(3)	(151,645)
4,103,056	12/7/2020	Morgan Stanley & Co. International plc	1.87%	iShares® U.S. Financials ETF	(43,204)
401,416,043	12/7/2020	Societe Generale	2.37%	Dow Jones U.S. FinancialsSM Index(3)	(8,943,329)
29,463,660	11/8/2021	UBS AG	2.32%	Dow Jones U.S. FinancialsSM Index(3)	2,758,021
679,051,637					(4,308,583)
				Total Unrealized Appreciation	15,958,185
				Total Unrealized Depreciation	(20,266,768)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
(3)	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra FTSE China 50

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 60.9%

REPURCHASE AGREEMENTS(a) - 60.9%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $16,747,883 (Cost $16,745,674)	16,745,674	16,745,674

Total Investments - 60.9% (Cost $16,745,674)		16,745,674
Other Assets Less Liabilities - 39.1%		10,772,792
Net Assets - 100.0%		27,518,466

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

Ultra FTSE China 50 had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
16,532	1/8/2021	Bank of America NA	1.87%	iShares® China Large-Cap ETF	207
14,969,092	12/13/2021	Citibank NA	0.82%	iShares® China Large-Cap ETF	44,936
147,475	11/9/2021	Credit Suisse International	1.42%	iShares® China Large-Cap ETF	(37,701)
17,879,415	11/9/2021	Goldman Sachs International	0.07%	iShares® China Large-Cap ETF	(223,481)
89,179	11/6/2020	Morgan Stanley & Co. International plc	1.52%	iShares® China Large-Cap ETF	(2,206,308)
10,519,974	11/6/2020	Societe Generale	1.37%	iShares® China Large-Cap ETF	1,214,679
11,153,915	12/13/2021	UBS AG	0.67%	iShares® China Large-Cap ETF	25,435
54,775,582					(1,182,233)
				Total Unrealized Appreciation	1,285,257
				Total Unrealized Depreciation	(2,467,490)

(1)	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
(2)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(3)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra FTSE Europe Schedule of Portfolio Investments February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 75.6%

REPURCHASE AGREEMENTS(a) - 75.6%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $3,305,271 (Cost $3,304,834)	3,304,834	3,304,834

Total Investments - 75.6% (Cost $3,304,834)		3,304,834
Other Assets Less Liabilities - 24.4%		1,065,750
Net Assets - 100.0%		4,370,584

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

Ultra FTSE Europe had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Depreciation ($)
84,226	1/8/2021	Bank of America NA	1.97%	Vanguard® FTSE Europe ETF Shares	(6,442)
3,968,395	11/9/2021	Citibank NA	1.77%	Vanguard® FTSE Europe ETF Shares	(25,232)
21,461	12/13/2021	Credit Suisse International	1.47%	Vanguard® FTSE Europe ETF Shares	(129,333)
4,538,168	11/9/2021	Goldman Sachs International	1.37%	Vanguard® FTSE Europe ETF Shares	(41,027)
17,559	11/9/2021	Morgan Stanley & Co. International plc	1.92%	Vanguard® FTSE Europe ETF Shares	(57,110)
15,608	11/9/2021	Societe Generale	1.67%	Vanguard® FTSE Europe ETF Shares	(40,366)
60,482	12/13/2021	UBS AG	1.67%	Vanguard® FTSE Europe ETF Shares	(185,199)
8,705,899					(484,709)
				Total Unrealized Depreciation	(484,709)

(1)	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
(2)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(3)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Health Care

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 92.0%

Biotechnology - 15.9%
AbbVie, Inc.	38,171	3,271,636
ACADIA Pharmaceuticals, Inc.*	2,901	123,989
Agios Pharmaceuticals, Inc.*	1,522	72,265
Alexion Pharmaceuticals, Inc.*	5,712	537,099
Alkermes plc*	4,064	84,694
Allogene Therapeutics, Inc.*(b)	1,320	35,640
Alnylam Pharmaceuticals, Inc.*	2,878	338,625
Amgen, Inc.	15,336	3,063,059
Biogen, Inc.*	4,659	1,436,789
BioMarin Pharmaceutical, Inc.*	4,636	418,955
Bluebird Bio, Inc.*	1,428	103,287
Blueprint Medicines Corp.*	1,270	68,745
Exact Sciences Corp.*	3,611	292,310
Exelixis, Inc.*	7,840	145,746
FibroGen, Inc.*	2,025	84,645
Gilead Sciences, Inc.	32,657	2,265,090
Immunomedics, Inc.*	4,731	75,696
Incyte Corp.*	4,615	348,017
Intercept Pharmaceuticals, Inc.*	651	59,853
Ionis Pharmaceuticals, Inc.*	3,304	167,777
Moderna, Inc.*	5,317	137,870
Myriad Genetics, Inc.*	1,917	33,778
Neurocrine Biosciences, Inc.*	2,375	224,913
Portola Pharmaceuticals, Inc.*	1,809	18,289
Regeneron Pharmaceuticals, Inc.*	2,062	916,703
Sage Therapeutics, Inc.*	1,339	62,933
Sarepta Therapeutics, Inc.*	1,828	209,251
Seattle Genetics, Inc.*	2,966	337,709
Ultragenyx Pharmaceutical, Inc.*	1,401	78,568
United Therapeutics Corp.*	1,134	116,757
Vertex Pharmaceuticals, Inc.*	6,638	1,487,111
		16,617,799
Health Care Equipment & Supplies - 23.7%
Abbott Laboratories	45,622	3,514,263
ABIOMED, Inc.*	1,165	175,053
Align Technology, Inc.*	1,851	404,166
Avanos Medical, Inc.*	1,236	40,059
Baxter International, Inc.	13,180	1,100,134
Becton Dickinson and Co.	6,981	1,660,221
Boston Scientific Corp.*	35,979	1,345,255
Cantel Medical Corp.	966	60,954
Cooper Cos., Inc. (The)	1,279	415,125
Danaher Corp.	16,502	2,385,859
DENTSPLY SIRONA, Inc.	5,741	282,687
DexCom, Inc.*	2,355	649,980
Edwards Lifesciences Corp.*	5,382	1,102,449
Globus Medical, Inc., Class A*	1,986	89,827
Haemonetics Corp.*	1,306	141,479
Hill-Rom Holdings, Inc.	1,723	165,494
Hologic, Inc.*	6,923	326,212
ICU Medical, Inc.*	497	97,317
IDEXX Laboratories, Inc.*	2,215	563,740
Insulet Corp.*	1,595	303,002
Integra LifeSciences Holdings Corp.*	1,838	95,760
Intuitive Surgical, Inc.*	2,983	1,592,803
LivaNova plc*	1,251	87,220
Masimo Corp.*	1,267	206,939
Medtronic plc	34,598	3,482,981
Neogen Corp.*	1,354	82,255
NuVasive, Inc.*	1,347	88,646
Penumbra, Inc.*	830	137,664
ResMed, Inc.	3,712	590,059
STERIS plc	2,190	347,378
Stryker Corp.	8,313	1,584,375
Teleflex, Inc.	1,195	400,349
Varian Medical Systems, Inc.*	2,346	288,488
West Pharmaceutical Services, Inc.	1,909	287,419
Zimmer Biomet Holdings, Inc.	5,310	722,956
		24,818,568
Health Care Providers & Services - 16.9%
Acadia Healthcare Co., Inc.*	2,288	67,725
Amedisys, Inc.*	832	144,776
Anthem, Inc.	6,546	1,682,911
Centene Corp.*	15,209	806,381
Chemed Corp.	412	172,059
Cigna Corp.	9,640	1,763,542
Covetrus, Inc.*	2,511	27,897
CVS Health Corp.	33,581	1,987,323
DaVita, Inc.*	2,315	179,690
Encompass Health Corp.	2,546	190,543
Guardant Health, Inc.*	1,042	90,612
HCA Healthcare, Inc.	6,828	867,224
HealthEquity, Inc.*	1,830	129,912
Henry Schein, Inc.*	3,789	230,902
Humana, Inc.	3,418	1,092,666
Laboratory Corp. of America Holdings*	2,505	440,103
McKesson Corp.	4,651	650,489
MEDNAX, Inc.*	2,175	37,171
Molina Healthcare, Inc.*	1,618	198,286
Premier, Inc., Class A*	1,714	50,443
Quest Diagnostics, Inc.	3,479	368,983
Tenet Healthcare Corp.*	2,681	70,457
UnitedHealth Group, Inc.	24,456	6,235,302
Universal Health Services, Inc., Class B	2,074	256,637
		17,742,034
Health Care Technology - 0.2%
Teladoc Health, Inc.*	1,868	233,425

Life Sciences Tools & Services - 6.9%
Agilent Technologies, Inc.	7,987	615,558
Avantor, Inc.*	5,753	90,610
Bio-Rad Laboratories, Inc., Class A*	558	196,427
Bio-Techne Corp.	985	186,057
Bruker Corp.	2,624	114,302
Charles River Laboratories International, Inc.*	1,262	196,329
Illumina, Inc.*	3,794	1,007,952
IQVIA Holdings, Inc.*	4,659	649,884
Mettler-Toledo International, Inc.*	630	442,071
PRA Health Sciences, Inc.*	1,632	153,734
Repligen Corp.*	1,209	103,490
Syneos Health, Inc.*	1,608	101,867
Thermo Fisher Scientific, Inc.	10,350	3,009,780
Waters Corp.*	1,664	324,297
		7,192,358
Pharmaceuticals - 28.4%
Allergan plc	8,388	1,599,340
Bristol-Myers Squibb Co.	60,511	3,573,780

Ultra Health Care

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Catalent, Inc.*	3,993	205,759
Elanco Animal Health, Inc.*	9,625	263,725
Eli Lilly & Co.	21,811	2,751,021
Horizon Therapeutics plc*	4,834	165,420
Jazz Pharmaceuticals plc*	1,461	167,401
Johnson & Johnson	67,936	9,136,033
Merck & Co., Inc.	65,719	5,031,447
Mylan NV*	13,321	228,988
Nektar Therapeutics*	4,539	94,457
Perrigo Co. plc	3,514	178,125
Pfizer, Inc.	142,851	4,774,080
Zoetis, Inc.	12,294	1,637,930
		29,807,506
TOTAL COMMON STOCKS (Cost $106,350,716)		96,411,690

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(d)

INVESTMENT COMPANIES - 0.0%(d)
BlackRock Liquidity FedFund, Institutional Class 1.49% (Cost $32,383)	32,383	32,383

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 9.3%

REPURCHASE AGREEMENTS(e) - 9.3%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $9,744,832 (Cost $9,743,547)	9,743,547	9,743,547
Total Investments - 101.3% (Cost $116,126,646)		106,187,620
Liabilities in excess of other assets - (1.3%)		(1,394,708)
Net Assets - 100.0%		104,792,912

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $17,248,866.
(b)

The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $32,994, collateralized in the form of cash with a value of $32,383 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.

(c)	The security was purchased with cash collateral held from securities on loan at February 29, 2020. The total value of securities purchased was $32,383.
(d)	Represents less than 0.05% of net assets.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Health Care

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Swap Agreements

Ultra Health Care had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
3,100,778	12/7/2020	Bank of America NA	2.07%	Dow Jones U.S. Health CareSM Index(3)	(327,414)
6,783,623	12/7/2020	Bank of America NA	1.82%	iShares® U.S. Healthcare ETF	(466,246)
1,808,878	11/6/2020	Citibank NA	1.87%	Dow Jones U.S. Health CareSM Index(3)	(10,132)
578,881	11/8/2021	Credit Suisse International	1.97%	Dow Jones U.S. Health CareSM Index(3)	(11,866)
5,521,375	11/6/2020	Goldman Sachs International	1.60%	iShares® U.S. Healthcare ETF	157,752
11,583,640	12/7/2020	Goldman Sachs International	2.07%	Dow Jones U.S. Health CareSM Index(3)	709,504
355,154	1/6/2021	Morgan Stanley & Co. International plc	2.37%	Dow Jones U.S. Health CareSM Index(3)	(7,704)
8,489,825	11/6/2020	Morgan Stanley & Co. International plc	1.92%	iShares® U.S. Healthcare ETF	444,361
12,605,962	1/6/2021	Societe Generale	2.42%	Dow Jones U.S. Health CareSM Index(3)	(1,958,144)
61,852,154	11/13/2020	UBS AG	2.02%	Dow Jones U.S. Health CareSM Index(3)	(1,020,415)
112,680,270					(2,490,304)
				Total Unrealized Appreciation	1,311,617
				Total Unrealized Depreciation	(3,801,921)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
(3)	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra High Yield

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUNDS - 38.4%

iShares iBoxx $ High Yield Corporate Bond ETF(a) (Cost $2,020,850)	23,395	2,012,906

SECURITIES LENDING REINVESTMENTS(b) - 29.7%

INVESTMENT COMPANIES - 29.7%

BlackRock Liquidity FedFund, Institutional Class 1.49% (Cost $1,557,500)	1,557,500	1,557,500

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 47.8%

REPURCHASE AGREEMENTS(c) - 47.8%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $2,509,433 (Cost $2,509,102)	2,509,102	2,509,102

Total Investments - 115.9% (Cost $6,087,452)		6,079,508
Liabilities in excess of other assets - (15.9%)		(833,961)
Net Assets - 100.0%		5,245,547

(a)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $1,531,512, collateralized in the form of cash with a value of $1,557,500 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(b)	The security was purchased with cash collateral held from securities on loan at February 29, 2020. The total value of securities purchased was $1,557,500.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

Ultra High Yield had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
4,422,709	11/8/2021	Citibank NA	1.42%	iShares® iBoxx $ High Yield Corporate Bond ETF	(8,034)
2,650,806	11/8/2021	Credit Suisse International	(0.08)%	iShares® iBoxx $ High Yield Corporate Bond ETF	7,674
1,394,336	11/8/2021	Goldman Sachs International	1.32%	iShares® iBoxx $ High Yield Corporate Bond ETF	(8,966)
8,467,851					(9,326)
				Total Unrealized Appreciation	7,674
				Total Unrealized Depreciation	(17,000)

(1)	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
(2)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(3)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Industrials

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 89.3%

Aerospace & Defense - 16.7%
Arconic, Inc.	1,791	52,566
Axon Enterprise, Inc.*	274	21,199
Boeing Co. (The)	2,471	679,797
BWX Technologies, Inc.	440	24,130
Curtiss-Wright Corp.	197	23,628
General Dynamics Corp.	1,082	172,785
HEICO Corp.	186	20,060
HEICO Corp., Class A	335	29,591
Hexcel Corp.	389	25,141
Huntington Ingalls Industries, Inc.	189	38,845
L3Harris Technologies, Inc.	1,022	202,080
Lockheed Martin Corp.	1,147	424,241
Mercury Systems, Inc.*	256	18,806
Moog, Inc., Class A	150	11,568
Northrop Grumman Corp.	724	238,080
Raytheon Co.	1,286	242,488
Spirit AeroSystems Holdings, Inc., Class A	478	25,257
Teledyne Technologies, Inc.*	169	57,007
Textron, Inc.	1,055	42,833
TransDigm Group, Inc.	231	128,854
United Technologies Corp.	3,748	489,451
		2,968,407
Air Freight & Logistics - 3.3%
CH Robinson Worldwide, Inc.	625	43,063
Expeditors International of Washington, Inc.	787	55,421
FedEx Corp.	1,108	156,416
United Parcel Service, Inc., Class B	3,237	292,916
XPO Logistics, Inc.*	427	31,585
		579,401
Building Products - 2.4%
Allegion plc	429	49,331
AO Smith Corp.	634	25,075
Armstrong World Industries, Inc.	225	22,534
Fortune Brands Home & Security, Inc.	643	39,705
Johnson Controls International plc	3,564	130,335
Lennox International, Inc.	162	36,957
Masco Corp.	1,314	54,294
Owens Corning	504	28,471
Resideo Technologies, Inc.*	570	6,128
Trex Co., Inc.*	270	25,826
		418,656
Chemicals - 1.1%
Sherwin-Williams Co. (The)	379	195,848

Commercial Services & Supplies - 2.9%
ADT, Inc.(b)	484	3,093
Brink's Co. (The)	232	18,163
Cimpress plc*	120	13,969
Cintas Corp.	386	102,962
Clean Harbors, Inc.*	238	16,546
Covanta Holding Corp.	541	7,228
Deluxe Corp.	194	6,460
MSA Safety, Inc.	165	20,076
Republic Services, Inc.	973	87,823
Stericycle, Inc.*	421	24,178
Tetra Tech, Inc.	252	20,379
Waste Management, Inc.	1,803	199,790
		520,667
Construction & Engineering - 0.9%
AECOM*	725	32,582
EMCOR Group, Inc.	259	19,922
Fluor Corp.	650	6,058
Jacobs Engineering Group, Inc.	626	57,805
MasTec, Inc.*	279	13,693
Quanta Services, Inc.	657	25,051
Valmont Industries, Inc.	100	11,622
		166,733
Construction Materials - 0.9%
Eagle Materials, Inc.	192	15,154
Martin Marietta Materials, Inc.	289	65,756
Summit Materials, Inc., Class A*	520	10,161
Vulcan Materials Co.	611	73,479
		164,550
Containers & Packaging - 3.1%
Amcor plc	7,489	69,797
AptarGroup, Inc.	295	29,816
Avery Dennison Corp.	385	44,079
Ball Corp.	1,511	106,465
Berry Global Group, Inc.*	611	23,194
Crown Holdings, Inc.*	627	44,203
Graphic Packaging Holding Co.	1,343	18,157
International Paper Co.	1,811	66,935
O-I Glass, Inc.	722	7,798
Packaging Corp. of America	437	39,601
Sealed Air Corp.	714	21,641
Silgan Holdings, Inc.	359	10,278
Sonoco Products Co.	463	22,321
Westrock Co.	1,191	39,601
		543,886
Electrical Equipment - 4.0%
Acuity Brands, Inc.	182	18,721
AMETEK, Inc.	1,057	90,902
Eaton Corp. plc	1,911	173,366
Emerson Electric Co.	2,816	180,534
EnerSys	195	12,008
Generac Holdings, Inc.*	289	29,764
GrafTech International Ltd.	284	2,318
Hubbell, Inc.	251	33,443
nVent Electric plc	721	17,311
Regal Beloit Corp.	189	14,674
Rockwell Automation, Inc.	534	97,989
Sensata Technologies Holding plc*	733	29,906
		700,936
Electronic Equipment, Instruments & Components - 4.4%
Amphenol Corp., Class A	1,369	125,510
Anixter International, Inc.*	140	13,651
Arrow Electronics, Inc.*	376	25,215
Avnet, Inc.	466	14,297
Belden, Inc.	179	7,147
Cognex Corp.	789	35,142
Coherent, Inc.*	111	14,287
Corning, Inc.	3,554	84,798
Dolby Laboratories, Inc., Class A	295	19,382
FLIR Systems, Inc.	620	26,331
IPG Photonics Corp.*	165	21,061
Itron, Inc.*	163	12,362
Jabil, Inc.	642	20,576
Keysight Technologies, Inc.*	867	82,157
Littelfuse, Inc.	112	17,884

Ultra Industrials

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
National Instruments Corp.	545	21,953
TE Connectivity Ltd.	1,545	128,034
Trimble, Inc.*	1,152	45,481
Vishay Intertechnology, Inc.	613	11,463
Zebra Technologies Corp., Class A*	249	52,532
		779,263
Industrial Conglomerates - 8.9%
3M Co.	2,657	396,531
Carlisle Cos., Inc.	262	38,066
General Electric Co.	40,357	439,084
Honeywell International, Inc.	3,302	535,485
Roper Technologies, Inc.	480	168,816
		1,577,982
IT Services - 17.4%
Accenture plc, Class A	2,934	529,851
Alliance Data Systems Corp.	189	16,231
Automatic Data Processing, Inc.	1,999	309,325
Black Knight, Inc.*	692	46,163
Broadridge Financial Solutions, Inc.	530	55,311
CoreLogic, Inc.	367	16,651
Euronet Worldwide, Inc.*	250	31,010
Fidelity National Information Services, Inc.	2,840	396,805
Fiserv, Inc.*	2,640	288,710
FleetCor Technologies, Inc.*	401	106,582
Genpact Ltd.	711	27,345
Global Payments, Inc.	1,390	255,718
Jack Henry & Associates, Inc.	356	54,020
MAXIMUS, Inc.	295	18,591
Paychex, Inc.	1,472	114,051
PayPal Holdings, Inc.*	5,425	585,846
Sabre Corp.	1,268	17,264
Square, Inc., Class A*	1,585	132,078
Western Union Co. (The)	1,939	43,414
WEX, Inc.*	199	37,261
		3,082,227
Life Sciences Tools & Services - 0.3%
PerkinElmer, Inc.	514	44,430

Machinery - 11.8%
AGCO Corp.	289	17,464
Allison Transmission Holdings, Inc.	550	22,330
Barnes Group, Inc.	219	11,760
Caterpillar, Inc.	2,554	317,309
Colfax Corp.*	385	12,886
Crane Co.	236	16,036
Cummins, Inc.	708	107,113
Deere & Co.	1,454	227,522
Donaldson Co., Inc.	585	26,372
Dover Corp.	672	69,041
Flowserve Corp.	605	24,315
Fortive Corp.	1,365	94,403
Gardner Denver Holdings, Inc.*	615	20,166
Gates Industrial Corp. plc*	216	2,259
Graco, Inc.	771	38,026
Hillenbrand, Inc.	343	8,026
IDEX Corp.	352	52,096
Illinois Tool Works, Inc.	1,351	226,671
Ingersoll-Rand plc	1,106	142,718
ITT, Inc.	406	24,421
Kennametal, Inc.	383	10,647
Lincoln Electric Holdings, Inc.	283	23,175
Middleby Corp. (The)*	259	28,959
Navistar International Corp.*	304	11,038
Nordson Corp.	237	34,436
Oshkosh Corp.	316	22,799
PACCAR, Inc.	1,598	106,906
Parker-Hannifin Corp.	594	109,753
Pentair plc	778	30,646
Snap-on, Inc.	253	36,622
Terex Corp.	305	6,713
Timken Co. (The)	314	14,080
Toro Co. (The)	494	35,287
Trinity Industries, Inc.	456	9,280
Welbilt, Inc.*	609	8,051
Westinghouse Air Brake Technologies Corp.	841	57,777
Woodward, Inc.	260	26,832
Xylem, Inc.	832	64,347
		2,098,282
Marine - 0.1%
Kirby Corp.*	277	17,659

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	543	15,448

Professional Services - 2.3%
ASGN, Inc.*	244	12,373
Equifax, Inc.	559	79,400
FTI Consulting, Inc.*	174	19,591
Insperity, Inc.	174	11,705
Korn Ferry	256	8,955
ManpowerGroup, Inc.	273	20,732
Nielsen Holdings plc	1,646	29,974
Robert Half International, Inc.	543	27,373
TransUnion	871	77,449
TriNet Group, Inc.*	203	10,730
Verisk Analytics, Inc.	757	117,418
		415,700
Road & Rail - 6.7%
CSX Corp.	3,592	253,056
JB Hunt Transport Services, Inc.	393	37,901
Kansas City Southern	458	69,011
Knight-Swift Transportation Holdings, Inc.	570	18,206
Landstar System, Inc.	182	18,377
Norfolk Southern Corp.	1,205	219,732
Old Dominion Freight Line, Inc.	295	57,171
Ryder System, Inc.	246	9,358
Union Pacific Corp.	3,208	512,670
		1,195,482
Trading Companies & Distributors - 1.9%
Air Lease Corp.	484	18,566
Applied Industrial Technologies, Inc.	179	10,559
Fastenal Co.	2,651	90,717
GATX Corp.	163	11,659
HD Supply Holdings, Inc.*	768	29,199
MSC Industrial Direct Co., Inc., Class A	207	12,797
SiteOne Landscape Supply, Inc.*	191	18,957
United Rentals, Inc.*	348	46,103
Univar Solutions, Inc.*	641	10,891

Ultra Industrials

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Watsco, Inc.	152	23,861
WESCO International, Inc.*	193	7,830
WW Grainger, Inc.	201	55,786
		336,925
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	359	14,091

TOTAL COMMON STOCKS (Cost $17,784,208)		15,836,573

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(d)

INVESTMENT COMPANIES - 0.0%(d)
BlackRock Liquidity FedFund, Institutional Class 1.49% (Cost $2,936)	2,936	2,936

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 19.2%

REPURCHASE AGREEMENTS(e) - 19.2%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $3,414,328 (Cost $3,413,877)	3,413,877	3,413,877

Total Investments - 108.5% (Cost $21,201,021)		19,253,386
Liabilities in excess of other assets - (8.5%)		(1,514,065)
Net Assets - 100.0%		17,739,321

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $7,020,819.
(b)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $2,780, collateralized in the form of cash with a value of $2,936 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(c)	The security was purchased with cash collateral held from securities on loan at February 29, 2020. The total value of securities purchased was $2,936.
(d)	Represents less than 0.05% of net assets.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Industrials

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Swap Agreements
Ultra Industrials had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
689,308	1/6/2021	Bank of America NA	1.67%	iShares® U.S. Industrials ETF	(369,077)
3,460,318	1/6/2021	Bank of America NA	1.97%	Dow Jones U.S. IndustrialsSM Index	(505,131)
675,620	1/20/2021	Citibank NA	1.87%	Dow Jones U.S. IndustrialsSM Index	(56,066)
133,947	11/8/2021	Credit Suisse International	1.97%	Dow Jones U.S. IndustrialsSM Index	(11,986)
643,238	12/7/2020	Goldman Sachs International	2.07%	Dow Jones U.S. IndustrialsSM Index	(53,828)
354,359	11/6/2020	Morgan Stanley & Co. International plc	2.17%	Dow Jones U.S. IndustrialsSM Index	(17,846)
2,417,564	11/6/2020	Morgan Stanley & Co. International plc	1.92%	iShares® U.S. Industrials ETF	(71,672)
1,460,693	11/6/2020	Societe Generale	2.17%	Dow Jones U.S. IndustrialsSM Index	1,956
9,758,226	11/8/2021	UBS AG	2.02%	Dow Jones U.S. IndustrialsSM Index	(919,292)
19,593,273					(2,002,942)
				Total Unrealized Appreciation	1,956
				Total Unrealized Depreciation	(2,004,898)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MidCap400

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 93.9%

Aerospace & Defense - 1.5%
Axon Enterprise, Inc.*	4,053	313,581
Curtiss-Wright Corp.	2,915	349,625
Mercury Systems, Inc.*	3,795	278,781
Teledyne Technologies, Inc.*	2,491	840,264
		1,782,251
Air Freight & Logistics - 0.4%
XPO Logistics, Inc.*	6,306	466,455

Airlines - 0.3%
JetBlue Airways Corp.*	19,722	311,213

Auto Components - 1.3%
Adient plc*	5,946	142,288
Dana, Inc.	9,832	141,384
Delphi Technologies plc*	5,878	82,997
Gentex Corp.	17,280	461,376
Goodyear Tire & Rubber Co. (The)	15,887	153,866
Lear Corp.	3,760	418,112
Visteon Corp.*	1,910	124,226
		1,524,249
Automobiles - 0.2%
Thor Industries, Inc.	3,770	284,296

Banks - 6.5%
Associated Banc-Corp.	10,885	184,283
BancorpSouth Bank	6,554	160,376
Bank of Hawaii Corp.	2,750	204,655
Bank OZK	8,257	209,645
Cathay General Bancorp	5,174	159,256
CIT Group, Inc.	6,460	256,527
Commerce Bancshares, Inc.	7,084	432,407
Cullen/Frost Bankers, Inc.	3,890	304,937
East West Bancorp, Inc.	9,949	385,424
First Financial Bankshares, Inc.	9,280	266,707
First Horizon National Corp.	21,264	283,449
FNB Corp.	22,196	223,958
Fulton Financial Corp.	11,212	162,014
Hancock Whitney Corp.	5,959	199,627
Home BancShares, Inc.	10,599	177,639
International Bancshares Corp.	3,918	133,604
PacWest Bancorp	8,186	259,005
Pinnacle Financial Partners, Inc.	4,916	258,778
Prosperity Bancshares, Inc.	6,449	416,605
Signature Bank	3,689	461,494
Sterling Bancorp	13,802	228,837
Synovus Financial Corp.	10,012	290,548
TCF Financial Corp.	10,480	381,891
Texas Capital Bancshares, Inc.*	3,437	161,814
Trustmark Corp.	4,390	118,091
UMB Financial Corp.	2,954	171,775
Umpqua Holdings Corp.	15,043	231,512
United Bankshares, Inc.	6,936	200,312
Valley National Bancorp	26,758	248,850
Webster Financial Corp.	6,288	238,755
Wintrust Financial Corp.	3,899	208,246
		7,621,021
Beverages - 0.2%
Boston Beer Co., Inc. (The), Class A*	630	233,598

Biotechnology - 0.9%
Arrowhead Pharmaceuticals, Inc.*	6,839	241,827
Exelixis, Inc.*	20,756	385,854
Ligand Pharmaceuticals, Inc.*	1,199	112,227
United Therapeutics Corp.*	2,998	308,674
		1,048,582
Building Products - 1.2%
Lennox International, Inc.	2,395	546,371
Owens Corning	7,431	419,777
Resideo Technologies, Inc.*	8,389	90,182
Trex Co., Inc.*	3,984	381,070
		1,437,400
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	3,365	253,115
Eaton Vance Corp.	7,729	318,899
Evercore, Inc., Class A	2,671	177,942
FactSet Research Systems, Inc.	2,592	689,446
Federated Hermes, Inc., Class B	6,563	189,343
Interactive Brokers Group, Inc., Class A	5,243	267,917
Janus Henderson Group plc	10,629	225,335
Legg Mason, Inc.	5,575	277,747
SEI Investments Co.	8,623	471,764
Stifel Financial Corp.	4,671	254,289
		3,125,797
Chemicals - 2.2%
Ashland Global Holdings, Inc.	4,115	294,387
Cabot Corp.	3,892	145,483
Chemours Co. (The)	11,170	165,986
Ingevity Corp.*	2,856	128,634
Minerals Technologies, Inc.	2,381	106,836
NewMarket Corp.	505	196,238
Olin Corp.	10,906	176,568
PolyOne Corp.	6,163	152,596
RPM International, Inc.	8,858	567,886
Scotts Miracle-Gro Co. (The)	2,707	286,915
Sensient Technologies Corp.	2,890	142,130
Valvoline, Inc.	12,869	250,946
		2,614,605
Commercial Services & Supplies - 1.8%
Brink's Co. (The)	3,415	267,360
Clean Harbors, Inc.*	3,507	243,807
Deluxe Corp.	2,876	95,771
Healthcare Services Group, Inc.	5,063	139,435
Herman Miller, Inc.	4,034	138,124
HNI Corp.	2,925	96,028
KAR Auction Services, Inc.	8,796	169,323
MSA Safety, Inc.	2,434	296,145
Stericycle, Inc.*	6,226	357,559
Tetra Tech, Inc.	3,729	301,564
		2,105,116
Communications Equipment - 1.1%
Ciena Corp.*	10,568	406,339
InterDigital, Inc.	2,129	112,603
Lumentum Holdings, Inc.*	5,274	410,423
NetScout Systems, Inc.*	4,499	115,624
ViaSat, Inc.*	3,940	226,550
		1,271,539

Ultra MidCap400

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Construction & Engineering - 1.1%
AECOM*	10,732	482,296
Dycom Industries, Inc.*	2,153	63,643
EMCOR Group, Inc.	3,836	295,065
Fluor Corp.	9,574	89,230
MasTec, Inc.*	4,120	202,210
Valmont Industries, Inc.	1,470	170,843
		1,303,287
Construction Materials - 0.2%
Eagle Materials, Inc.	2,845	224,556

Consumer Finance - 0.7%
FirstCash, Inc.	2,915	224,222
LendingTree, Inc.*	525	144,805
Navient Corp.	13,286	149,202
SLM Corp.	28,838	299,050
		817,279
Containers & Packaging - 0.9%
AptarGroup, Inc.	4,367	441,373
Greif, Inc., Class A	1,796	63,470
O-I Glass, Inc.	10,629	114,793
Silgan Holdings, Inc.	5,298	151,682
Sonoco Products Co.	6,838	329,660
		1,100,978
Distributors - 0.5%
Pool Corp.	2,736	577,187

Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc.*	3,689	113,879
Graham Holdings Co., Class B	298	149,858
Grand Canyon Education, Inc.*	3,295	265,841
Service Corp. International	12,486	596,706
WW International, Inc.*	3,174	95,220
		1,221,504
Diversified Financial Services - 0.3%
Jefferies Financial Group, Inc.	16,347	322,199

Electric Utilities - 1.4%
ALLETE, Inc.	3,529	243,466
Hawaiian Electric Industries, Inc.	7,445	318,944
IDACORP, Inc.	3,443	332,731
OGE Energy Corp.	13,676	521,056
PNM Resources, Inc.	5,441	256,162
		1,672,359
Electrical Equipment - 1.6%
Acuity Brands, Inc.	2,707	278,442
EnerSys	2,889	177,905
Generac Holdings, Inc.*	4,260	438,737
Hubbell, Inc.	3,716	495,120
nVent Electric plc	10,629	255,202
Regal Beloit Corp.	2,798	217,237
		1,862,643
Electronic Equipment, Instruments & Components - 3.4%
Arrow Electronics, Inc.*	5,565	373,189
Avnet, Inc.	6,898	211,631
Belden, Inc.	2,638	105,335
Cognex Corp.	11,675	520,004
Coherent, Inc.*	1,648	212,114
II-VI, Inc.*(b)	5,959	176,923
Jabil, Inc.	9,490	304,154
Littelfuse, Inc.	1,664	265,708
National Instruments Corp.	8,058	324,576
SYNNEX Corp.	2,792	349,084
Tech Data Corp.*	2,419	344,441
Trimble, Inc.*	17,022	672,029
Vishay Intertechnology, Inc.	9,041	169,067
		4,028,255
Energy Equipment & Services - 0.3%
Apergy Corp.*	5,292	98,431
Core Laboratories NV	3,030	81,325
Patterson-UTI Energy, Inc.	13,288	76,140
Transocean Ltd.*	39,290	131,622
		387,518
Entertainment - 0.3%
Cinemark Holdings, Inc.	7,283	189,067
World Wrestling Entertainment, Inc., Class A	3,243	151,675
		340,742
Equity Real Estate Investment Trusts (REITs) - 9.7%
American Campus Communities, Inc.	9,387	407,771
Brixmor Property Group, Inc.	20,347	370,519
Camden Property Trust	6,616	701,164
CoreCivic, Inc.	8,134	120,465
CoreSite Realty Corp.	2,575	267,105
Corporate Office Properties Trust	7,655	193,978
Cousins Properties, Inc.	10,025	357,792
CyrusOne, Inc.	7,733	468,465
Diversified Healthcare Trust	16,251	102,219
Douglas Emmett, Inc.	11,262	429,983
EastGroup Properties, Inc.	2,625	330,041
EPR Properties	5,359	317,467
First Industrial Realty Trust, Inc.	8,673	333,910
GEO Group, Inc. (The)	8,284	121,278
Healthcare Realty Trust, Inc.	9,136	313,365
Highwoods Properties, Inc.	7,087	318,065
JBG SMITH Properties	8,064	295,788
Kilroy Realty Corp.	6,663	484,333
Lamar Advertising Co., Class A	5,876	492,056
Life Storage, Inc.	3,188	344,017
Macerich Co. (The)(b)	7,526	153,681
Mack-Cali Realty Corp.	6,184	117,372
Medical Properties Trust, Inc.	35,348	746,903
National Retail Properties, Inc.	11,725	596,216
Omega Healthcare Investors, Inc.	14,926	591,070
Park Hotels & Resorts, Inc.	16,352	298,588
Pebblebrook Hotel Trust	8,924	180,354
PotlatchDeltic Corp.	4,592	168,710
PS Business Parks, Inc.	1,367	203,068
Rayonier, Inc.	8,835	234,393
Sabra Health Care REIT, Inc.	13,230	258,646
Service Properties Trust	11,240	203,219
Spirit Realty Capital, Inc.	6,813	309,991
Taubman Centers, Inc.	4,183	217,767
Urban Edge Properties	7,866	127,429
Weingarten Realty Investors	8,262	222,496
		11,399,684
Food & Staples Retailing - 0.6%
BJ's Wholesale Club Holdings, Inc.*	8,346	160,744
Casey's General Stores, Inc.	2,514	409,832
Sprouts Farmers Market, Inc.*	8,071	128,975
		699,551
Food Products - 1.8%
Darling Ingredients, Inc.*	11,217	288,277
Flowers Foods, Inc.	13,149	283,098

Ultra MidCap400

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Hain Celestial Group, Inc. (The)*	5,488	130,230
Ingredion, Inc.	4,561	379,931
Lancaster Colony Corp.	1,353	195,441
Pilgrim's Pride Corp.*	3,579	75,732
Post Holdings, Inc.*	4,540	459,720
Sanderson Farms, Inc.	1,347	166,435
Tootsie Roll Industries, Inc.(b)	1,146	36,757
TreeHouse Foods, Inc.*	3,840	146,343
		2,161,964
Gas Utilities - 1.5%
National Fuel Gas Co.	5,898	215,926
New Jersey Resources Corp.	6,523	230,327
ONE Gas, Inc.	3,603	295,950
Southwest Gas Holdings, Inc.	3,732	241,386
Spire, Inc.	3,482	261,324
UGI Corp.	14,279	514,615
		1,759,528
Health Care Equipment & Supplies - 3.4%
Avanos Medical, Inc.*	3,275	106,143
Cantel Medical Corp.	2,561	161,599
Globus Medical, Inc., Class A*	5,259	237,864
Haemonetics Corp.*	3,463	375,147
Hill-Rom Holdings, Inc.	4,561	438,084
ICU Medical, Inc.*	1,313	257,098
Integra LifeSciences Holdings Corp.*	4,868	253,623
LivaNova plc*	3,305	230,425
Masimo Corp.*	3,352	547,482
NuVasive, Inc.*	3,558	234,152
Penumbra, Inc.*	2,193	363,731
West Pharmaceutical Services, Inc.	5,055	761,081
		3,966,429
Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc.*	6,050	179,080
Amedisys, Inc.*	2,203	383,344
Chemed Corp.	1,093	456,459
Encompass Health Corp.	6,737	504,197
HealthEquity, Inc.*	4,843	343,805
MEDNAX, Inc.*	5,758	98,404
Molina Healthcare, Inc.*	4,284	525,004
Patterson Cos., Inc.	5,885	140,004
Tenet Healthcare Corp.*	7,097	186,509
		2,816,806
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.*	11,091	83,626

Hotels, Restaurants & Leisure - 4.3%
Boyd Gaming Corp.	5,466	145,997
Brinker International, Inc.	2,554	87,730
Caesars Entertainment Corp.*	38,128	484,607
Cheesecake Factory, Inc. (The)	2,804	99,906
Choice Hotels International, Inc.	2,170	198,078
Churchill Downs, Inc.	2,421	304,174
Cracker Barrel Old Country Store, Inc.	1,643	235,491
Domino's Pizza, Inc.	2,795	948,791
Dunkin' Brands Group, Inc.	5,659	376,437
Eldorado Resorts, Inc.*(b)	4,463	223,953
Jack in the Box, Inc.	1,617	111,347
Marriott Vacations Worldwide Corp.	2,557	247,467
Papa John's International, Inc.	1,507	86,818
Penn National Gaming, Inc.*	7,444	220,119
Scientific Games Corp.*	3,694	67,379
Six Flags Entertainment Corp.	5,370	135,754
Texas Roadhouse, Inc.	4,458	250,629
Wendy's Co. (The)	12,571	237,340
Wyndham Destinations, Inc.	6,195	247,180
Wyndham Hotels & Resorts, Inc.	6,502	331,277
		5,040,474
Household Durables - 1.2%
Helen of Troy Ltd.*	1,719	282,947
KB Home	5,854	190,782
Taylor Morrison Home Corp., Class A*	9,025	203,243
Tempur Sealy International, Inc.*	3,105	232,099
Toll Brothers, Inc.	8,250	305,498
TRI Pointe Group, Inc.*	9,512	145,819
		1,360,388
Household Products - 0.2%
Energizer Holdings, Inc.	4,395	188,941

Industrial Conglomerates - 0.5%
Carlisle Cos., Inc.	3,870	562,272

Insurance - 4.9%
Alleghany Corp.*	983	660,822
American Financial Group, Inc.	5,113	472,543
Brighthouse Financial, Inc.*	7,464	267,510
Brown & Brown, Inc.	15,974	687,042
CNO Financial Group, Inc.	10,330	165,487
First American Financial Corp.	7,675	438,242
Genworth Financial, Inc., Class A*	34,383	134,094
Hanover Insurance Group, Inc. (The)	2,690	318,873
Kemper Corp.	4,280	294,635
Mercury General Corp.	1,854	80,297
Old Republic International Corp.	19,494	384,422
Primerica, Inc.	2,825	314,535
Reinsurance Group of America, Inc.	4,277	521,922
RenaissanceRe Holdings Ltd.	3,018	514,267
RLI Corp.	2,726	219,116
Selective Insurance Group, Inc.	4,058	226,355
		5,700,162
Interactive Media & Services - 0.3%
TripAdvisor, Inc.	7,178	168,324
Yelp, Inc.*	4,364	136,462
		304,786
Internet & Direct Marketing Retail - 0.7%
Etsy, Inc.*	8,094	467,914
Grubhub, Inc.*	6,246	300,495
		768,409
IT Services - 2.3%
CACI International, Inc., Class A*	1,711	419,229
CoreLogic, Inc.	5,432	246,450
KBR, Inc.	9,679	251,267
LiveRamp Holdings, Inc.*	4,626	163,945
MAXIMUS, Inc.	4,371	275,460
Perspecta, Inc.	9,394	234,568
Sabre Corp.	18,710	254,737
Science Applications International Corp.	3,353	268,676
WEX, Inc.*	2,958	553,856
		2,668,188

Ultra MidCap400

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Leisure Products - 0.8%
Brunswick Corp.	5,573	296,484
Mattel, Inc.*	23,684	279,234
Polaris, Inc.	3,928	324,178
		899,896
Life Sciences Tools & Services - 2.1%
Bio-Rad Laboratories, Inc., Class A*	1,475	519,229
Bio-Techne Corp.	2,603	491,681
Charles River Laboratories International, Inc.*	3,338	519,293
PRA Health Sciences, Inc.*	4,321	407,038
Repligen Corp.*	3,200	273,920
Syneos Health, Inc.*	4,254	269,491
		2,480,652
Machinery - 4.0%
AGCO Corp.	4,283	258,822
Colfax Corp.*	5,712	191,181
Crane Co.	3,482	236,602
Donaldson Co., Inc.	8,645	389,716
Graco, Inc.	11,393	561,903
ITT, Inc.	5,991	360,359
Kennametal, Inc.	5,660	157,348
Lincoln Electric Holdings, Inc.	4,177	342,054
Nordson Corp.	3,496	507,969
Oshkosh Corp.	4,649	335,425
Terex Corp.	4,480	98,605
Timken Co. (The)	4,633	207,744
Toro Co. (The)	7,283	520,225
Trinity Industries, Inc.	6,704	136,426
Woodward, Inc.	3,853	397,629
		4,702,008
Marine - 0.2%
Kirby Corp.*	4,096	261,120

Media - 1.2%
AMC Networks, Inc., Class A*	3,011	93,341
Cable One, Inc.	344	541,119
John Wiley & Sons, Inc., Class A	2,989	111,161
Meredith Corp.	2,747	72,383
New York Times Co. (The), Class A	9,821	367,895
TEGNA, Inc.	14,816	212,165
		1,398,064
Metals & Mining - 1.7%
Allegheny Technologies, Inc.*	8,613	147,196
Carpenter Technology Corp.	3,259	119,768
Commercial Metals Co.	8,104	147,979
Compass Minerals International, Inc.	2,314	126,229
Reliance Steel & Aluminum Co.	4,554	465,829
Royal Gold, Inc.	4,480	432,186
Steel Dynamics, Inc.	14,719	391,967
United States Steel Corp.(b)	11,615	93,152
Worthington Industries, Inc.	2,522	80,199
		2,004,505
Multiline Retail - 0.2%
Dillard's, Inc., Class A(b)	673	37,883
Ollie's Bargain Outlet Holdings, Inc.*	3,737	190,101
		227,984
Multi-Utilities - 0.8%
Black Hills Corp.	4,197	303,023
MDU Resources Group, Inc.	13,688	379,568
NorthWestern Corp.	3,446	242,392
		924,983
Oil, Gas & Consumable Fuels - 1.0%
Antero Midstream Corp.(b)	20,290	88,464
Chesapeake Energy Corp.*(b)	80,098	22,027
CNX Resources Corp.*	12,746	67,681
EQT Corp.	17,473	102,567
Equitrans Midstream Corp.	13,921	98,282
Matador Resources Co.*	7,489	72,194
Murphy Oil Corp.	10,204	192,345
PBF Energy, Inc., Class A	6,959	155,812
World Fuel Services Corp.	4,466	126,299
WPX Energy, Inc.*	28,468	265,607
		1,191,278
Paper & Forest Products - 0.3%
Domtar Corp.	3,912	112,548
Louisiana-Pacific Corp.	8,023	228,255
		340,803
Personal Products - 0.2%
Edgewell Personal Care Co.*	3,702	112,393
Nu Skin Enterprises, Inc., Class A	3,795	93,053
		205,446
Pharmaceuticals - 0.8%
Catalent, Inc.*	10,568	544,569
Nektar Therapeutics*	12,017	250,074
Prestige Consumer Healthcare, Inc.*	3,432	128,219
		922,862
Professional Services - 0.8%
ASGN, Inc.*	3,608	182,962
FTI Consulting, Inc.*	2,571	289,469
Insperity, Inc.	2,569	172,817
ManpowerGroup, Inc.	4,027	305,810
		951,058
Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc.	3,521	520,298

Road & Rail - 0.8%
Avis Budget Group, Inc.*	3,883	125,712
Knight-Swift Transportation Holdings, Inc.	8,396	268,168
Landstar System, Inc.	2,695	272,114
Ryder System, Inc.	3,640	138,466
Werner Enterprises, Inc.	3,025	101,640
		906,100
Semiconductors & Semiconductor Equipment - 4.0%
Cabot Microelectronics Corp.	1,988	276,889
Cirrus Logic, Inc.*	3,950	271,128
Cree, Inc.*	7,358	329,123
Cypress Semiconductor Corp.	25,228	582,514
First Solar, Inc.*	5,185	237,317
MKS Instruments, Inc.	3,724	373,108
Monolithic Power Systems, Inc.	2,759	437,688
Semtech Corp.*	4,524	178,653
Silicon Laboratories, Inc.*	2,963	262,759
SolarEdge Technologies, Inc.*	3,321	414,195
Synaptics, Inc.*	2,286	150,990
Teradyne, Inc.	11,449	672,743
Universal Display Corp.	2,896	459,856
		4,646,963
Software - 3.9%
ACI Worldwide, Inc.*	7,897	220,089

Ultra MidCap400

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Blackbaud, Inc.	3,360	227,808
CDK Global, Inc.	8,295	381,736
Ceridian HCM Holding, Inc.*	6,885	486,976
CommVault Systems, Inc.*	2,872	119,763
Fair Isaac Corp.*	1,978	743,787
j2 Global, Inc.	3,163	276,225
LogMeIn, Inc.	3,335	284,259
Manhattan Associates, Inc.*	4,365	294,026
PTC, Inc.*	7,101	536,481
Teradata Corp.*	7,684	153,219
Tyler Technologies, Inc.*	2,664	834,765
		4,559,134
Specialty Retail - 2.0%
Aaron's, Inc.	4,587	180,407
American Eagle Outfitters, Inc.	10,847	139,709
AutoNation, Inc.*	4,021	171,817
Bed Bath & Beyond, Inc.(b)	8,644	93,442
Dick's Sporting Goods, Inc.	4,345	158,202
Five Below, Inc.*	3,802	368,604
Foot Locker, Inc.	7,312	265,060
Murphy USA, Inc.*	1,974	192,465
RH*	1,116	202,443
Sally Beauty Holdings, Inc.*	7,946	98,848
Urban Outfitters, Inc.*	4,818	113,271
Williams-Sonoma, Inc.	5,301	330,729
		2,314,997
Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp.*	8,717	219,668

Textiles, Apparel & Luxury Goods - 0.9%
Carter's, Inc.	3,017	275,965
Columbia Sportswear Co.	1,983	161,218
Deckers Outdoor Corp.*	1,911	332,132
Skechers U.S.A., Inc., Class A*	9,147	302,582
		1,071,897
Thrifts & Mortgage Finance - 0.4%
New York Community Bancorp, Inc.	31,940	345,271
Washington Federal, Inc.	5,353	160,537
		505,808
Trading Companies & Distributors - 0.7%
GATX Corp.	2,398	171,529
MSC Industrial Direct Co., Inc., Class A	3,078	190,282
NOW, Inc.*	7,431	65,616
Watsco, Inc.	2,231	350,222
		777,649
Water Utilities - 0.5%
Essential Utilities, Inc.	14,744	634,139

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	6,682	134,576

TOTAL COMMON STOCKS (Cost $122,400,434)		109,967,725

SECURITIES LENDING REINVESTMENTS(c) - 0.4%

INVESTMENT COMPANIES - 0.4%

BlackRock Liquidity FedFund, Institutional Class 1.49% (Cost $465,691)	465,691	465,691

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 9.1%

REPURCHASE AGREEMENTS(d) - 9.1%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $10,604,977 (Cost $10,603,579)	10,603,579	10,603,579

Total Investments - 103.4% (Cost $133,469,704)		121,036,995
Liabilities in excess of other assets - (3.4%)		(3,923,833)
Net Assets - 100.0%		117,113,162

Ultra MidCap400

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $34,300,506.
(b)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $696,269, collateralized in the form of cash with a value of $465,691 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $245,213 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from March 19, 2020 – November 15, 2049; a total value of $710,904.
(c)	The security was purchased with cash collateral held from securities on loan at February 29, 2020. The total value of securities purchased was $465,691.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra MidCap400

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Futures Contracts Purchased
Ultra MidCap400 had the following open long futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	9	3/20/2020	USD	$1,632,780	$(89,343)

Swap Agreements

Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
10,988,026	11/6/2020	Bank of America NA	2.07%	S&P MidCap 400®	(130,883)
9,502,461	11/6/2020	BNP Paribas SA	2.07%	S&P MidCap 400®	(1,224,017)
16,300,604	11/6/2020	Citibank NA	1.97%	S&P MidCap 400®	(1,640,382)
18,754,946	11/8/2021	Credit Suisse International	1.92%	S&P MidCap 400®	(1,828,188)
14,045,802	12/7/2020	Goldman Sachs International	2.02%	S&P MidCap 400®	(1,277,883)
15,633,770	11/6/2020	Goldman Sachs International	1.77%	SPDR® S&P MidCap 400® ETF Trust	(4,015,764)
5,958,990	1/6/2021	Morgan Stanley & Co. International plc	2.17%	S&P MidCap 400®	(587,227)
15,959,572	1/6/2021	Societe Generale	2.27%	S&P MidCap 400®	(1,909,295)
15,659,760	11/6/2020	UBS AG	2.02%	S&P MidCap 400®	(1,597,577)
122,803,931					(14,211,216)
				Total Unrealized Depreciation	(14,211,216)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra MSCI Brazil Capped

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 77.9%

REPURCHASE AGREEMENTS(a) - 77.9%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $4,144,269 (Cost $4,143,723)	4,143,723	4,143,723

Total Investments - 77.9% (Cost $4,143,723)		4,143,723
Other Assets Less Liabilities - 22.1%		1,176,659
Net Assets - 100.0%		5,320,382

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

Ultra MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Depreciation ($)
1,792,934	1/8/2021	Bank of America NA	1.97%	iShares® MSCI Brazil Capped ETF	(265,096)
20,891	11/9/2021	Citibank NA	1.87%	iShares® MSCI Brazil Capped ETF	(204,788)
4,264,732	3/15/2021	Credit Suisse International	1.17%	iShares® MSCI Brazil Capped ETF	(237,817)
98,485	11/9/2021	Morgan Stanley & Co. International plc	1.92%	iShares® MSCI Brazil Capped ETF	(14,391)
1,330,048	11/9/2021	Societe Generale	1.92%	iShares® MSCI Brazil Capped ETF	(108,659)
3,096,774	12/7/2020	UBS AG	1.67%	iShares® MSCI Brazil Capped ETF	(483,424)
10,603,864					(1,314,175)
				Total Unrealized Depreciation	(1,314,175)

(1)	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
(2)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(3)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MSCI EAFE

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 78.5%

REPURCHASE AGREEMENTS(a) - 78.5%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $3,999,878 (Cost $3,999,350)	3,999,350	3,999,350

Total Investments - 78.5% (Cost $3,999,350)		3,999,350
Other Assets Less Liabilities - 21.5%		1,094,375
Net Assets - 100.0%		5,093,725

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

Ultra MSCI EAFE had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Depreciation ($)
7,013,305	1/8/2021	Bank of America NA	1.97%	iShares® MSCI EAFE ETF	(385,023)
9,888	11/9/2021	Citibank NA	1.97%	iShares® MSCI EAFE ETF	(62,643)
16,479	11/9/2021	Credit Suisse International	1.37%	iShares® MSCI EAFE ETF	(272,378)
651,488	11/9/2021	Goldman Sachs International	2.12%	iShares® MSCI EAFE ETF	(53,457)
515,257	11/9/2021	Morgan Stanley & Co. International plc	2.07%	iShares® MSCI EAFE ETF	(46,933)
26,367	11/9/2021	Societe Generale	2.27%	iShares® MSCI EAFE ETF	(385)
1,951,167	11/9/2021	UBS AG	1.87%	iShares® MSCI EAFE ETF	(206,292)
10,183,951					(1,027,111)
				Total Unrealized Depreciation	(1,027,111)

(1)	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
(2)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(3)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MSCI Emerging Markets `

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 85.6%

REPURCHASE AGREEMENTS(a) - 85.6%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $16,625,762 (Cost $16,623,570)	16,623,570	16,623,570

Total Investments - 85.6% (Cost $16,623,570)		16,623,570
Other Assets Less Liabilities - 14.4%		2,796,969
Net Assets - 100.0%		19,420,539

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

Ultra MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Depreciation ($)
2,021,947	11/6/2020	Bank of America NA	1.92%	iShares® MSCI Emerging Markets ETF	(75,040)
9,684	11/9/2021	Citibank NA	1.72%	iShares® MSCI Emerging Markets ETF	(308,168)
8,177,423	11/9/2021	Credit Suisse International	1.47%	iShares® MSCI Emerging Markets ETF	(318,915)
20,135	11/6/2020	Goldman Sachs International	1.47%	iShares® MSCI Emerging Markets ETF	(535,342)
94,906	11/9/2021	Morgan Stanley & Co. International plc	1.82%	iShares® MSCI Emerging Markets ETF	(37,935)
17,250,206	11/6/2020	Societe Generale	1.92%	iShares® MSCI Emerging Markets ETF	(92,216)
11,322,884	11/9/2021	UBS AG	1.47%	iShares® MSCI Emerging Markets ETF	(363,790)
38,897,185					(1,731,406)
				Total Unrealized Depreciation	(1,731,406)

(1)	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
(2)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(3)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MSCI Japan

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 33.7%

REPURCHASE AGREEMENTS(a) - 33.7%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $1,529,521 (Cost $1,529,319)	1,529,319	1,529,319

Total Investments - 33.7% (Cost $1,529,319)		1,529,319
Other Assets Less Liabilities - 66.3%		3,002,389
Net Assets - 100.0%		4,531,708

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

Ultra MSCI Japan had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
2,640,414	1/8/2021	Bank of America NA	2.02%	iShares® MSCI Japan ETF	(42,233)
2,484,389	11/9/2021	Citibank NA	2.07%	iShares® MSCI Japan ETF	(8,874)
32,805	11/9/2021	Credit Suisse International	1.87%	iShares® MSCI Japan ETF	(181,552)
1,189,301	11/6/2020	Goldman Sachs International	2.02%	iShares® MSCI Japan ETF	432,919
66,626	11/6/2020	Morgan Stanley & Co. International plc	2.17%	iShares® MSCI Japan ETF	(5,124)
855,383	11/6/2020	Societe Generale	2.07%	iShares® MSCI Japan ETF	549,754
1,758,708	1/8/2021	UBS AG	1.67%	iShares® MSCI Japan ETF	148,024
9,027,626					892,914
				Total Unrealized Appreciation	1,130,697
				Total Unrealized Depreciation	(237,783)

(1)	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
(2)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(3)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 88.9%

Biotechnology - 70.5%
AC Immune SA*	11,859	81,471
ACADIA Pharmaceuticals, Inc.*	27,034	1,155,433
Acceleron Pharma, Inc.*	9,317	800,610
ADMA Biologics, Inc.*	10,413	30,354
Adverum Biotechnologies, Inc.*	11,337	139,558
Aeglea BioTherapeutics, Inc.*	5,088	34,751
Affimed NV*	13,383	31,584
Agios Pharmaceuticals, Inc.*	12,001	569,807
Aimmune Therapeutics, Inc.*	11,111	264,553
Akcea Therapeutics, Inc.*(b)	16,483	279,881
Akebia Therapeutics, Inc.*	20,853	184,966
Akero Therapeutics, Inc.*(b)	5,013	109,133
Alector, Inc.*	12,062	331,464
Alexion Pharmaceuticals, Inc.*	38,845	3,652,595
Alkermes plc*	27,651	576,247
Allakos, Inc.*(b)	8,543	532,485
Allogene Therapeutics, Inc.*(b)	21,399	577,773
Alnylam Pharmaceuticals, Inc.*	19,570	2,302,606
AMAG Pharmaceuticals, Inc.*	5,953	46,136
Amarin Corp. plc, ADR*	62,204	912,533
Amgen, Inc.	49,100	9,806,743
Amicus Therapeutics, Inc.*	44,728	426,929
AnaptysBio, Inc.*	4,763	71,207
Apellis Pharmaceuticals, Inc.*	13,150	455,253
Ardelyx, Inc.*	15,589	107,876
Arena Pharmaceuticals, Inc.*	8,796	392,306
Argenx SE, ADR*	3,786	535,265
Arrowhead Pharmaceuticals, Inc.*	16,800	594,048
Ascendis Pharma A/S, ADR*	8,046	1,049,037
Assembly Biosciences, Inc.*	5,703	103,338
Atara Biotherapeutics, Inc.*	9,505	115,486
Athenex, Inc.*	13,605	166,253
Atreca, Inc., Class A*	3,866	91,392
Aurinia Pharmaceuticals, Inc.*	18,802	329,035
Autolus Therapeutics plc, ADR*	4,618	37,775
Avrobio, Inc.*	5,559	107,289
BeiGene Ltd., ADR*	7,102	1,124,602
BioCryst Pharmaceuticals, Inc.*	27,043	81,129
Biogen, Inc.*	31,264	9,641,505
BioMarin Pharmaceutical, Inc.*	31,531	2,849,456
Bluebird Bio, Inc.*	9,713	702,541
Blueprint Medicines Corp.*	8,637	467,521
Bridgebio Pharma, Inc.*	21,692	691,541
Castle Biosciences, Inc.*	2,997	89,730
Cellectis SA, ADR*	3,013	47,063
ChemoCentryx, Inc.*	10,229	457,748
China Biologic Products Holdings, Inc.*	6,749	778,632
Coherus Biosciences, Inc.*	12,310	238,198
Corbus Pharmaceuticals Holdings, Inc.*(b)	11,352	53,808
CRISPR Therapeutics AG*	10,436	557,804
Cytokinetics, Inc.*	10,371	144,572
CytomX Therapeutics, Inc.*	7,975	53,353
Deciphera Pharmaceuticals, Inc.*	8,960	477,030
Denali Therapeutics, Inc.*	16,857	333,263
Dicerna Pharmaceuticals, Inc.*	12,012	237,117
Eagle Pharmaceuticals, Inc.*	2,400	110,160
Editas Medicine, Inc.*	9,006	199,753
Eidos Therapeutics, Inc.*(b)	6,582	332,918
Eiger BioPharmaceuticals, Inc.*	4,300	40,807
Enanta Pharmaceuticals, Inc.*	3,463	176,197
Epizyme, Inc.*	17,157	367,675
Esperion Therapeutics, Inc.*(b)	4,797	242,201
Exelixis, Inc.*	53,336	991,516
Fate Therapeutics, Inc.*	13,270	387,484
FibroGen, Inc.*	15,315	640,167
Flexion Therapeutics, Inc.*	6,701	105,809
Forty Seven, Inc.*	8,274	479,892
G1 Therapeutics, Inc.*	6,597	118,350
Galapagos NV, ADR*	1,426	301,399
Genmab A/S, ADR*	5,314	121,053
Geron Corp.*(b)	35,069	40,329
Gilead Sciences, Inc.	171,413	11,889,205
Global Blood Therapeutics, Inc.*	10,573	676,249
GlycoMimetics, Inc.*	7,611	27,552
Gossamer Bio, Inc.*	11,592	152,203
Grifols SA, ADR	22,126	473,718
Gritstone Oncology, Inc.*(b)	6,285	52,794
Halozyme Therapeutics, Inc.*	25,723	503,399
Homology Medicines, Inc.*	7,730	123,680
ImmunoGen, Inc.*	30,581	136,085
Immunomedics, Inc.*	33,941	543,056
Incyte Corp.*	37,810	2,851,252
Inovio Pharmaceuticals, Inc.*(b)	17,556	75,140
Insmed, Inc.*	15,683	390,507
Intellia Therapeutics, Inc.*(b)	8,580	114,543
Intercept Pharmaceuticals, Inc.*	5,746	528,287
Ionis Pharmaceuticals, Inc.*	24,691	1,253,809
Iovance Biotherapeutics, Inc.*	22,152	729,022
Ironwood Pharmaceuticals, Inc.*	27,527	331,425
Karuna Therapeutics, Inc.*	4,566	398,429
Karyopharm Therapeutics, Inc.*	11,022	180,099
Kodiak Sciences, Inc.*	7,764	496,663
Kura Oncology, Inc.*	7,955	96,017
Lexicon Pharmaceuticals, Inc.*(b)	18,655	51,768
Ligand Pharmaceuticals, Inc.*	3,083	288,569
MacroGenics, Inc.*	8,587	75,308
Magenta Therapeutics, Inc.*(b)	6,844	80,485
MannKind Corp.*(b)	36,232	46,015
MeiraGTx Holdings plc*	6,420	104,004
Mirati Therapeutics, Inc.*	6,922	619,450
Moderna, Inc.*	58,497	1,516,827
Momenta Pharmaceuticals, Inc.*	19,930	563,820
Myriad Genetics, Inc.*	13,058	230,082
Neurocrine Biosciences, Inc.*	16,166	1,530,920
OPKO Health, Inc.*	116,837	175,256
Orchard Therapeutics plc, ADR*	6,858	88,400
PDL BioPharma, Inc.*	20,044	68,150
Portola Pharmaceuticals, Inc.*	13,650	138,002
Precigen, Inc.*(b)	28,557	108,231
Precision BioSciences, Inc.*	8,915	71,409
Prevail Therapeutics, Inc.*	5,986	76,501
Principia Biopharma, Inc.*	5,755	371,543
Progenics Pharmaceuticals, Inc.*	15,170	71,602
ProQR Therapeutics NV*	8,665	61,435
Protagonist Therapeutics, Inc.*	4,776	37,253
Prothena Corp. plc*	7,003	74,652
PTC Therapeutics, Inc.*	10,819	593,314
Puma Biotechnology, Inc.*	6,832	73,478
Ra Pharmaceuticals, Inc.*	8,276	386,986
Radius Health, Inc.*	8,104	170,670
Regeneron Pharmaceuticals, Inc.*	15,618	6,943,294
REGENXBIO, Inc.*	6,472	258,880

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Retrophin, Inc.*	7,541	116,848
Rhythm Pharmaceuticals, Inc.*	7,711	147,126
Rigel Pharmaceuticals, Inc.*	29,422	62,375
Rocket Pharmaceuticals, Inc.*	8,843	172,350
Rubius Therapeutics, Inc.*(b)	14,008	117,247
Sage Therapeutics, Inc.*	9,096	427,512
Sangamo Therapeutics, Inc.*	20,351	173,594
Sarepta Therapeutics, Inc.*	13,085	1,497,840
Scholar Rock Holding Corp.*	5,209	73,499
Seattle Genetics, Inc.*	30,088	3,425,820
Seres Therapeutics, Inc.*	12,290	38,591
Solid Biosciences, Inc.*(b)	8,072	26,638
Spectrum Pharmaceuticals, Inc.*	19,831	56,717
Stoke Therapeutics, Inc.*	5,746	142,214
Syros Pharmaceuticals, Inc.*	7,450	43,583
Translate Bio, Inc.*	10,536	79,863
Turning Point Therapeutics, Inc.*	6,293	311,944
Twist Bioscience Corp.*	5,770	176,677
Ultragenyx Pharmaceutical, Inc.*	10,141	568,707
uniQure NV*	7,657	394,029
United Therapeutics Corp.*	7,703	793,101
UNITY Biotechnology, Inc.*(b)	8,064	48,465
UroGen Pharma Ltd.*	3,682	100,371
Vanda Pharmaceuticals, Inc.*	9,362	103,263
Veracyte, Inc.*	8,573	211,667
Vertex Pharmaceuticals, Inc.*	44,554	9,981,433
Voyager Therapeutics, Inc.*	6,508	70,937
XBiotech, Inc.*	7,209	88,382
Xencor, Inc.*	9,956	323,470
Y-mAbs Therapeutics, Inc.*	6,974	205,175
Zai Lab Ltd., ADR*	6,526	358,734
		107,923,105
Chemicals - 0.0%(c)
Amyris, Inc.*(b)	18,520	58,986

Health Care Equipment & Supplies - 1.1%
Axonics Modulation Technologies, Inc.*(b)	5,959	211,217
Cerus Corp.*	24,886	127,914
Novocure Ltd.*	17,373	1,263,885
		1,603,016
Health Care Providers & Services - 1.0%
Guardant Health, Inc.*	16,484	1,433,449
PetIQ, Inc.*(b)	4,111	127,852
		1,561,301
Life Sciences Tools & Services - 8.0%
Adaptive Biotechnologies Corp.*	21,826	613,311
Bio-Techne Corp.	6,690	1,263,674
Compugen Ltd.*	10,953	99,344
Illumina, Inc.*	25,469	6,766,349
Luminex Corp.	7,909	195,827
Medpace Holdings, Inc.*	6,325	568,870
NanoString Technologies, Inc.*	6,273	223,695
Pacific Biosciences of California, Inc.*	26,892	91,433
Personalis, Inc.*	5,482	47,858
PRA Health Sciences, Inc.*	11,103	1,045,903
Quanterix Corp.*	4,918	112,179
Syneos Health, Inc.*	18,220	1,154,237
		12,182,680
Pharmaceuticals - 8.3%
Aerie Pharmaceuticals, Inc.*	8,131	142,293
Akorn, Inc.*	22,143	25,686
Amphastar Pharmaceuticals, Inc.*	8,240	126,814
ANI Pharmaceuticals, Inc.*	2,120	101,781
Arvinas, Inc.*	6,842	322,463
Axsome Therapeutics, Inc.*	6,058	472,524
BioDelivery Sciences International, Inc.*	15,783	76,705
Cara Therapeutics, Inc.*	8,194	123,156
Chiasma, Inc.*	7,375	32,819
Collegium Pharmaceutical, Inc.*	5,886	139,792
Cymabay Therapeutics, Inc.*	12,060	20,020
Endo International plc*	39,808	219,740
Evolus, Inc.*(b)	5,867	50,398
EyePoint Pharmaceuticals, Inc.*	18,979	24,483
Foamix Pharmaceuticals Ltd.*	10,752	38,707
GW Pharmaceuticals plc, ADR*	5,175	529,454
Horizon Therapeutics plc*	32,878	1,125,085
Hutchison China MediTech Ltd., ADR*	7,315	170,586
Innoviva, Inc.*	17,778	239,470
Intra-Cellular Therapies, Inc.*	11,483	242,291
Jazz Pharmaceuticals plc*	9,931	1,137,894
Mylan NV*	90,600	1,557,414
MyoKardia, Inc.*	8,114	514,346
Nektar Therapeutics*	30,895	642,925
NGM Biopharmaceuticals, Inc.*(b)	11,701	211,086
Omeros Corp.*(b)	8,733	104,010
Optinose, Inc.*	8,047	48,684
Osmotica Pharmaceuticals plc*	10,164	59,256
Pacira BioSciences, Inc.*	7,325	317,759
Reata Pharmaceuticals, Inc., Class A*	4,835	941,616
resTORbio, Inc.*(b)	6,397	8,892
Revance Therapeutics, Inc.*	9,059	209,444
Sanofi, ADR	36,651	1,695,109
SIGA Technologies, Inc.*	14,232	71,089
Supernus Pharmaceuticals, Inc.*	9,210	165,688
TherapeuticsMD, Inc.*(b)	47,601	80,446
Theravance Biopharma, Inc.*	9,964	242,623
Tricida, Inc.*	8,709	276,772
WaVe Life Sciences Ltd.*	6,019	50,800
Xeris Pharmaceuticals, Inc.*	4,738	16,867
Zogenix, Inc.*	7,769	194,847
		12,771,834
TOTAL COMMON STOCKS (Cost $167,457,936)		136,100,922

Investments	Number of Rights	Value ($)

RIGHTS - 0.0%(c)

Biotechnology - 0.0%(c)
Achillion Pharmaceuticals, Inc., CVR*(d)(e)	25,307	11,641
Pharmaceuticals - 0.0%(c)
Corium International, Inc., CVR*(d)(e)	13,485	2,428
TOTAL RIGHTS (Cost $11,641)		14,069

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

SECURITIES LENDING REINVESTMENTS(f) - 1.7%

INVESTMENT COMPANIES - 1.7%
BlackRock Liquidity FedFund, Institutional Class 1.49% (Cost $2,634,454)	2,634,454	2,634,454

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 4.7%

REPURCHASE AGREEMENTS(g) - 4.7%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $7,261,615 (Cost $7,260,658)	7,260,658	7,260,658

Total Investments - 95.3% (Cost $177,364,689)		146,010,103
Other Assets Less Liabilities - 4.7%		7,158,710
Net Assets - 100.0%		153,168,813

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $36,893,330.
(b)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $2,795,115, collateralized in the form of cash with a value of $2,634,454 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $193,342 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from March 19, 2020 – November 15, 2049; a total value of $2,827,796.
(c)	Represents less than 0.05% of net assets.
(d)	Security fair valued as of February 29, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 29, 2020 amounted to $14,069, which represents approximately 0.01% of net assets of the Fund.
(e)	Illiquid security.
(f)	The security was purchased with cash collateral held from securities on loan at February 29, 2020. The total value of securities purchased was $2,634,454.
(g)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights - No defined expiration

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Swap Agreements

Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
6,041,831	11/6/2020	Bank of America NA	1.30%	iShares® Nasdaq Biotechnology ETF	(1,477,866)
40,748,418	12/7/2020	Bank of America NA	1.77%	NASDAQ Biotechnology Index®	4,281,247
21,888,073	11/6/2020	Citibank NA	1.72%	NASDAQ Biotechnology Index®	1,053,646
11,458,523	11/8/2021	Credit Suisse International	1.67%	NASDAQ Biotechnology Index®	323,585
15,330,615	12/7/2020	Goldman Sachs International	2.07%	NASDAQ Biotechnology Index®	416,849
16,839,825	12/7/2020	Goldman Sachs International	1.60%	iShares® Nasdaq Biotechnology ETF	635,749
2,699,836	1/6/2021	Morgan Stanley & Co. International plc	1.62%	iShares® Nasdaq Biotechnology ETF	(155,354)
7,633,040	1/6/2021	Morgan Stanley & Co. International plc	2.02%	NASDAQ Biotechnology Index®	(419,454)
25,229,545	1/6/2021	Societe Generale	2.17%	NASDAQ Biotechnology Index®	1,207,077
21,049,120	11/8/2021	UBS AG	1.67%	NASDAQ Biotechnology Index®	2,510,145
168,918,826					8,375,624
				Total Unrealized Appreciation	10,428,298
				Total Unrealized Depreciation	(2,052,674)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Oil & Gas

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 96.5%

Electric Utilities - 0.8%
OGE Energy Corp.	10,281	391,706

Energy Equipment & Services - 8.8%
Apergy Corp.*	3,975	73,935
Baker Hughes Co.	33,387	537,197
Core Laboratories NV	2,284	61,303
Halliburton Co.	45,094	764,794
Helmerich & Payne, Inc.	5,569	205,441
National Oilwell Varco, Inc.	19,823	370,888
Patterson-UTI Energy, Inc.	9,995	57,271
Schlumberger Ltd.	71,122	1,926,695
TechnipFMC plc	21,587	320,351
Transocean Ltd.*	29,555	99,009
		4,416,884
Oil, Gas & Consumable Fuels - 86.5%
Apache Corp.	19,323	481,529
Cabot Oil & Gas Corp.	20,961	291,987
Cheniere Energy, Inc.*	11,911	610,915
Chesapeake Energy Corp.*	60,242	16,567
Chevron Corp.	97,146	9,067,608
Cimarex Energy Co.	5,226	172,719
Concho Resources, Inc.	10,330	702,647
ConocoPhillips	56,376	2,729,726
Continental Resources, Inc.	4,389	83,172
CVR Energy, Inc.	1,495	42,488
Delek US Holdings, Inc.	3,813	81,522
Devon Energy Corp.	19,884	322,916
Diamondback Energy, Inc.	8,281	513,422
EOG Resources, Inc.	29,886	1,890,588
EQT Corp.	13,134	77,097
Equitrans Midstream Corp.	10,475	73,953
Exxon Mobil Corp.	217,382	11,182,130
Hess Corp.	13,305	747,475
HollyFrontier Corp.	7,629	256,945
Kinder Morgan, Inc.	100,077	1,918,476
Marathon Oil Corp.	41,103	340,333
Marathon Petroleum Corp.	33,365	1,582,168
Matador Resources Co.*	5,638	54,350
Murphy Oil Corp.	7,677	144,711
Noble Energy, Inc.	24,568	388,911
Occidental Petroleum Corp.	45,898	1,502,701
ONEOK, Inc.	21,226	1,416,199
Ovintiv, Inc.	13,300	153,615
Parsley Energy, Inc., Class A	14,741	197,529
PBF Energy, Inc., Class A	5,229	117,077
Phillips 66	22,832	1,709,204
Pioneer Natural Resources Co.	8,510	1,044,858
Targa Resources Corp.	11,962	387,569
Valero Energy Corp.	21,094	1,397,477
Williams Cos., Inc. (The)	62,268	1,186,205
World Fuel Services Corp.	3,359	94,992
WPX Energy, Inc.*	21,411	199,765
		43,181,546
Semiconductors & Semiconductor Equipment - 0.4%
First Solar, Inc.*	3,900	178,503

TOTAL COMMON STOCKS (Cost $73,299,793)		48,168,639

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 22.2%

REPURCHASE AGREEMENTS(b) - 22.2%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $11,058,761
(Cost $11,057,303)	11,057,303	11,057,303

Total Investments - 118.7% (Cost $84,357,096)		59,225,942
Liabilities in excess of other assets - (18.7%)		(9,332,308)
Net Assets - 100.0%		49,893,634

Ultra Oil & Gas

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $35,587,074.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Oil & Gas had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
573,851	12/7/2020	Bank of America NA	1.67%	iShares® U.S. Energy ETF	(158,873)
10,378,657	12/7/2020	Bank of America NA	1.97%	Dow Jones U.S. Oil & GasSM Index	(3,087,155)
7,006,286	11/6/2020	Citibank NA	1.87%	Dow Jones U.S. Oil & GasSM Index	(1,954,852)
7,537,937	11/8/2021	Credit Suisse International	1.97%	Dow Jones U.S. Oil & GasSM Index	(2,040,460)
1,011,032	12/7/2020	Goldman Sachs International	2.07%	Dow Jones U.S. Oil & GasSM Index	(576,573)
5,084,358	12/7/2020	Goldman Sachs International	1.60%	iShares® U.S. Energy ETF	(1,573,282)
1,674,805	1/6/2021	Morgan Stanley & Co. International plc	1.72%	iShares® U.S. Energy ETF	(338,236)
3,620,375	1/6/2021	Morgan Stanley & Co. International plc	2.17%	Dow Jones U.S. Oil & GasSM Index	(558,388)
8,013,211	1/6/2021	Societe Generale	2.17%	Dow Jones U.S. Oil & GasSM Index	(2,317,066)
6,306,255	11/8/2021	UBS AG	1.67%	Dow Jones U.S. Oil & GasSM Index	(2,153,818)
51,206,767					(14,758,703)
				Total Unrealized Depreciation	(14,758,703)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra QQQ

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 94.3%

Airlines - 0.3%
American Airlines Group, Inc.	96,836	1,844,726
United Airlines Holdings, Inc.*	55,938	3,445,221
		5,289,947
Automobiles - 1.3%
Tesla, Inc.*	39,853	26,621,405

Beverages - 2.4%
Monster Beverage Corp.*	118,852	7,417,553
PepsiCo, Inc.	308,234	40,696,135
		48,113,688
Biotechnology - 4.9%
Alexion Pharmaceuticals, Inc.*	48,903	4,598,349
Amgen, Inc.	131,341	26,232,738
Biogen, Inc.*	39,902	12,305,378
BioMarin Pharmaceutical, Inc.*	39,695	3,587,237
Gilead Sciences, Inc.	279,639	19,395,761
Incyte Corp.*	47,608	3,590,119
Regeneron Pharmaceuticals, Inc.*	23,866	10,610,108
Seattle Genetics, Inc.*	37,870	4,311,878
Vertex Pharmaceuticals, Inc.*	56,848	12,735,657
		97,367,225
Commercial Services & Supplies - 0.5%
Cintas Corp.	22,883	6,103,812
Copart, Inc.*	51,388	4,341,258
		10,445,070
Communications Equipment - 1.9%
Cisco Systems, Inc.	937,711	37,442,800

Electric Utilities - 0.8%
Exelon Corp.	214,870	9,263,046
Xcel Energy, Inc.	118,529	7,386,727
		16,649,773
Electronic Equipment, Instruments & Components - 0.2%
CDW Corp.	31,757	3,627,285

Entertainment - 3.0%
Activision Blizzard, Inc.	169,809	9,870,997
Electronic Arts, Inc.*	64,541	6,542,521
NetEase, Inc., ADR	16,131	5,141,111
Netflix, Inc.*	96,880	35,751,627
Take-Two Interactive Software, Inc.*	25,060	2,693,449
		59,999,705
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	97,647	27,452,478
Walgreens Boots Alliance, Inc.	197,296	9,028,265
		36,480,743
Food Products - 1.2%
Kraft Heinz Co. (The)	269,924	6,686,018
Mondelez International, Inc., Class A	318,259	16,804,075
		23,490,093
Health Care Equipment & Supplies - 1.1%
Align Technology, Inc.*	17,413	3,802,129
IDEXX Laboratories, Inc.*	18,953	4,823,728
Intuitive Surgical, Inc.*	25,548	13,641,610
		22,267,467
Health Care Technology - 0.2%
Cerner Corp.	69,422	4,808,862

Hotels, Restaurants & Leisure - 1.5%
Marriott International, Inc., Class A	72,275	8,962,100
Starbucks Corp.	261,053	20,474,387
		29,436,487
Insurance - 0.3%
Willis Towers Watson plc	28,416	5,377,728

Interactive Media & Services - 12.3%
Alphabet, Inc., Class A*	59,565	79,772,426
Alphabet, Inc., Class C*	59,539	79,742,369
Baidu, Inc., ADR*	61,113	7,332,338
Facebook, Inc., Class A*	416,999	80,259,797
		247,106,930
Internet & Direct Marketing Retail - 10.2%
Amazon.com, Inc.*	85,916	161,844,265
Booking Holdings, Inc.*	9,257	15,696,725
eBay, Inc.	179,815	6,228,792
Expedia Group, Inc.	30,796	3,037,101
JD.com, Inc., ADR*	204,885	7,890,121
MercadoLibre, Inc.*	10,987	6,768,322
Trip.com Group Ltd., ADR*	115,604	3,509,737
		204,975,063
IT Services - 3.9%
Automatic Data Processing, Inc.	95,644	14,799,953
Cognizant Technology Solutions Corp., Class A	121,026	7,374,114
Fiserv, Inc.*	150,287	16,435,386
Paychex, Inc.	79,122	6,130,373
PayPal Holdings, Inc.*	259,542	28,027,941
VeriSign, Inc.*	25,954	4,924,771
		77,692,538
Life Sciences Tools & Services - 0.4%
Illumina, Inc.*	32,506	8,635,869

Machinery - 0.3%
PACCAR, Inc.	76,465	5,115,508

Media - 3.8%
Charter Communications, Inc., Class A*	47,472	23,411,766
Comcast Corp., Class A	1,003,484	40,570,858
Fox Corp., Class A	78,362	2,408,848
Fox Corp., Class B	58,832	1,791,434
Liberty Global plc, Class A*	40,131	783,357
Liberty Global plc, Class C*	96,972	1,802,710
Sirius XM Holdings, Inc.	977,819	6,199,373
		76,968,346
Multiline Retail - 0.2%
Dollar Tree, Inc.*	52,317	4,343,880

Professional Services - 0.6%
CoStar Group, Inc.*	8,107	5,412,152
Verisk Analytics, Inc.	36,222	5,618,395
		11,030,547
Road & Rail - 0.6%
CSX Corp.	172,938	12,183,482

Semiconductors & Semiconductor Equipment - 12.2%
Advanced Micro Devices, Inc.*	246,160	11,195,357
Analog Devices, Inc.	81,412	8,877,978

Ultra QQQ

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Applied Materials, Inc.	204,177	11,866,767
ASML Holding NV (Registered), NYRS	16,376	4,531,403
Broadcom, Inc.	87,692	23,906,593
Intel Corp.	961,523	53,383,757
KLA Corp.	34,876	5,360,790
Lam Research Corp.	32,066	9,409,126
Maxim Integrated Products, Inc.	59,822	3,327,300
Microchip Technology, Inc.	52,821	4,791,393
Micron Technology, Inc.*	244,705	12,861,695
NVIDIA Corp.	135,271	36,532,639
NXP Semiconductors NV	61,775	7,023,200
QUALCOMM, Inc.	252,397	19,762,685
Skyworks Solutions, Inc.	37,662	3,772,979
Texas Instruments, Inc.	206,619	23,583,493
Xilinx, Inc.	55,589	4,641,125
		244,828,280
Software - 15.3%
Adobe, Inc.*	107,007	36,930,256
ANSYS, Inc.*	18,609	4,506,914
Autodesk, Inc.*	48,545	9,266,270
Cadence Design Systems, Inc.*	62,020	4,102,003
Check Point Software Technologies Ltd.*	33,657	3,493,597
Citrix Systems, Inc.	28,785	2,976,081
Intuit, Inc.	57,531	15,294,616
Microsoft Corp.	1,321,934	214,166,527
Splunk, Inc.*	33,453	4,928,631
Synopsys, Inc.*	33,208	4,580,379
Workday, Inc., Class A*	36,249	6,280,139
		306,525,413
Specialty Retail - 0.9%
O'Reilly Automotive, Inc.*	16,728	6,167,948
Ross Stores, Inc.	79,959	8,697,940
Ulta Beauty, Inc.*	13,001	3,342,427
		18,208,315
Technology Hardware, Storage & Peripherals - 10.8%
Apple, Inc.	769,870	210,451,663
NetApp, Inc.	50,442	2,356,650
Western Digital Corp.	65,744	3,652,737
		216,461,050
Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc.*	27,208	5,915,291

Trading Companies & Distributors - 0.2%
Fastenal Co.	126,771	4,338,104

Wireless Telecommunication Services - 0.9%
T-Mobile US, Inc.*	189,116	17,050,699

TOTAL COMMON STOCKS (Cost $1,831,371,405)		1,888,797,593

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 2.7%

REPURCHASE AGREEMENTS(b) - 2.7%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $54,462,535 (Cost $54,455,353)	54,455,353	54,455,353

Total Investments - 97.0% (Cost $1,885,826,758)		1,943,252,946
Other Assets Less Liabilities - 3.0%		60,622,985
Net Assets - 100.0%		2,003,875,931

Ultra QQQ

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $265,666,497.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

Futures Contracts Purchased
Ultra QQQ had the following open long futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
NASDAQ 100 E-Mini Index	1,284	3/20/2020	USD	$217,657,260	$(327,130)

Ultra QQQ

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Swap Agreements
Ultra QQQ had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
43,013,682	12/7/2020	Bank of America NA	1.77%	NASDAQ-100 Index®	4,831,838
68,380,048	11/6/2020	BNP Paribas SA	2.17%	NASDAQ-100 Index®	8,202,018
364,298,705	11/6/2020	Citibank NA	2.09%	NASDAQ-100 Index®	14,693,733
94,632,893	11/6/2020	Credit Suisse International	1.87%	NASDAQ-100 Index®	(27,507,747)
103,699,727	11/8/2021	Goldman Sachs International	2.12%	NASDAQ-100 Index®	2,035,993
295,240,408	12/7/2020	Goldman Sachs International	1.92%	PowerShares QQQ TrustSM, Series 1	(9,579,710)
13,936,634	1/6/2021	Morgan Stanley & Co. International plc	2.27%	NASDAQ-100 Index®	389,364
66,836,368	1/6/2021	Morgan Stanley & Co. International plc	2.07%	PowerShares QQQ TrustSM, Series 1	1,661,587
456,473,419	1/6/2021	Societe Generale	2.17%	NASDAQ-100 Index®	38,040,068
393,260,410	11/6/2020	UBS AG	2.47%	NASDAQ-100 Index®	25,871,806
1,899,772,294					58,638,950
				Total Unrealized Appreciation	95,726,407
				Total Unrealized Depreciation	(37,087,457)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra Real Estate Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 91.3%

Equity Real Estate Investment Trusts (REITs) - 83.0%
Acadia Realty Trust	8,144	186,009
Alexandria Real Estate Equities, Inc.	10,771	1,635,899
American Campus Communities, Inc.	12,869	559,029
American Homes 4 Rent, Class A	23,871	618,020
American Tower Corp.	41,486	9,409,025
Americold Realty Trust	17,959	550,803
Apartment Investment & Management Co., Class A	13,948	667,272
Apple Hospitality REIT, Inc.	19,710	257,610
AvalonBay Communities, Inc.	13,081	2,623,918
Boston Properties, Inc.	13,468	1,736,564
Brandywine Realty Trust	16,503	224,111
Brixmor Property Group, Inc.	27,897	508,004
Camden Property Trust	9,070	961,239
Colony Capital, Inc.	45,614	180,631
Columbia Property Trust, Inc.	10,951	206,536
CoreCivic, Inc.	11,154	165,191
CoreSite Realty Corp.	3,530	366,167
Corporate Office Properties Trust	10,495	265,943
Cousins Properties, Inc.	13,746	490,595
Crown Castle International Corp.	38,938	5,579,426
CubeSmart	18,129	548,765
CyrusOne, Inc.	10,603	642,330
DiamondRock Hospitality Co.	18,750	171,000
Digital Realty Trust, Inc.(b)	19,550	2,348,151
Diversified Healthcare Trust	22,280	140,141
Douglas Emmett, Inc.	15,438	589,423
Duke Realty Corp.	34,425	1,117,780
EastGroup Properties, Inc.	3,597	452,251
EPR Properties	7,347	435,236
Equinix, Inc.	7,987	4,574,954
Equity Commonwealth	11,420	359,273
Equity LifeStyle Properties, Inc.	17,052	1,165,163
Equity Residential	32,694	2,455,319
Essex Property Trust, Inc.	6,190	1,753,998
Extra Space Storage, Inc.	12,130	1,217,367
Federal Realty Investment Trust	6,575	764,936
First Industrial Realty Trust, Inc.	11,892	457,842
Gaming and Leisure Properties, Inc.	19,102	853,286
GEO Group, Inc. (The)	11,359	166,296
Healthcare Realty Trust, Inc.	12,526	429,642
Healthcare Trust of America, Inc., Class A	19,406	604,303
Healthpeak Properties, Inc.	46,357	1,466,735
Highwoods Properties, Inc.	9,716	436,054
Host Hotels & Resorts, Inc.	67,170	972,622
Hudson Pacific Properties, Inc.	14,513	468,480
Invitation Homes, Inc.	50,422	1,446,607
Iron Mountain, Inc.	26,893	817,816
JBG SMITH Properties	11,054	405,461
Kilroy Realty Corp.	9,134	663,950
Kimco Realty Corp.	39,545	686,106
Lamar Advertising Co., Class A	8,056	674,609
Lexington Realty Trust	23,215	240,740
Life Storage, Inc.	4,369	471,459
Macerich Co. (The)(b)	10,321	210,755
Mack-Cali Realty Corp.	8,483	161,007
Medical Properties Trust, Inc.	48,464	1,024,044
Mid-America Apartment Communities, Inc.	10,682	1,380,755
National Health Investors, Inc.	4,118	336,564
National Retail Properties, Inc.	16,076	817,465
Omega Healthcare Investors, Inc.	20,464	810,374
Outfront Media, Inc.	13,444	354,115
Paramount Group, Inc.	18,856	229,100
Park Hotels & Resorts, Inc.	22,423	409,444
Pebblebrook Hotel Trust	12,235	247,269
Physicians Realty Trust	17,358	327,372
Piedmont Office Realty Trust, Inc., Class A	11,783	254,395
PotlatchDeltic Corp.	6,296	231,315
Prologis, Inc.	69,073	5,821,472
PS Business Parks, Inc.	1,874	278,383
Public Storage	14,069	2,942,109
Rayonier, Inc.	12,111	321,305
Realty Income Corp.	30,525	2,209,705
Regency Centers Corp.	15,692	901,349
Retail Properties of America, Inc., Class A	20,011	209,515
Rexford Industrial Realty, Inc.	10,389	485,894
RLJ Lodging Trust	15,970	210,964
Ryman Hospitality Properties, Inc.	5,101	354,571
Sabra Health Care REIT, Inc.	18,141	354,657
SBA Communications Corp.	10,546	2,795,639
Service Properties Trust	15,415	278,703
Simon Property Group, Inc.	28,740	3,537,319
SITE Centers Corp.	13,977	160,875
SL Green Realty Corp.	7,634	598,811
Spirit Realty Capital, Inc.	9,342	425,061
STORE Capital Corp.	20,012	657,594
Sun Communities, Inc.	8,680	1,326,998
Sunstone Hotel Investors, Inc.	21,060	230,607
Taubman Centers, Inc.	5,735	298,564
UDR, Inc.	27,447	1,234,566
Urban Edge Properties	10,787	174,749
Ventas, Inc.	34,909	1,877,057
VEREIT, Inc.	99,997	865,974
VICI Properties, Inc.	43,176	1,081,991
Vornado Realty Trust	14,835	794,859
Washington REIT	7,548	202,664
Weingarten Realty Investors	11,329	305,090
Welltower, Inc.	38,002	2,843,310
Weyerhaeuser Co.	69,789	1,813,118
WP Carey, Inc.	16,135	1,249,010
Xenia Hotels & Resorts, Inc.	10,552	157,858
		100,984,402
Health Care Providers & Services - 0.0%(c)
Five Star Senior Living, Inc.*	3	14

Mortgage Real Estate Investment Trusts (REITs) - 4.0%
AGNC Investment Corp.	50,662	863,281
Annaly Capital Management, Inc.	133,941	1,186,717
Blackstone Mortgage Trust, Inc., Class A	12,578	453,563
Chimera Investment Corp.	17,528	344,425
Invesco Mortgage Capital, Inc.	15,041	241,859
MFA Financial, Inc.	42,309	305,894
New Residential Investment Corp.	38,917	605,549
Starwood Property Trust, Inc.	26,406	585,685
Two Harbors Investment Corp.	25,560	346,338
		4,933,311

Ultra Real Estate Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Professional Services - 1.9%
CoStar Group, Inc.*	3,431	2,290,501

Real Estate Management & Development - 2.4%
CBRE Group, Inc., Class A*	31,351	1,760,045
Howard Hughes Corp. (The)*	4,047	436,590
Jones Lang LaSalle, Inc.	4,826	713,138
		2,909,773
TOTAL COMMON STOCKS (Cost $129,574,627)		111,118,001

SECURITIES LENDING REINVESTMENTS(d) - 1.3%

INVESTMENT COMPANIES - 1.3%
BlackRock Liquidity FedFund, Institutional Class
1.49% (Cost $1,557,783)	1,557,783	1,557,783

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 14.1%

REPURCHASE AGREEMENTS(e) - 14.1%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $17,202,212 (Cost $17,199,943)	17,199,943	17,199,943

Total Investments - 106.7% (Cost $148,332,353)		129,875,727
Liabilities in excess of other assets - (6.7%)		(8,187,868)
Net Assets - 100.0%		121,687,859

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $30,766,158.
(b)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $1,482,405, collateralized in the form of cash with a value of $1,557,783 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at February 29, 2020. The total value of securities purchased was $1,557,783.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Real Estate Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Swap Agreements
Ultra Real Estate had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
9,953,583	12/7/2020	Bank of America NA	2.62%	Dow Jones U.S. Real EstateSM Index	(495,684)
14,174,046	1/6/2021	Bank of America NA	1.92%	iShares® U.S. Real Estate ETF	(1,431,767)
30,056,003	12/7/2020	BNP Paribas SA	2.22%	Dow Jones U.S. Real EstateSM Index	2,080,659
5,250,422	1/20/2021	Citibank NA	2.27%	Dow Jones U.S. Real EstateSM Index	(234,411)
6,642,968	11/8/2021	Credit Suisse International	1.97%	Dow Jones U.S. Real EstateSM Index	92,090
4,792,585	12/7/2020	Goldman Sachs International	2.07%	Dow Jones U.S. Real EstateSM Index	(268,889)
15,716,990	12/7/2020	Goldman Sachs International	1.60%	iShares® U.S. Real Estate ETF	(650,538)
176,837	1/6/2021	Morgan Stanley & Co. International plc	2.07%	Dow Jones U.S. Real EstateSM Index	(9,035)
279,712	1/6/2021	Morgan Stanley & Co. International plc	1.62%	iShares® U.S. Real Estate ETF	(11,618)
35,168,348	1/6/2021	Societe Generale	2.27%	Dow Jones U.S. Real EstateSM Index	(2,717,106)
10,202,887	11/8/2021	UBS AG	2.02%	Dow Jones U.S. Real EstateSM Index	(4,335,027)
132,414,381					(7,981,326)
				Total Unrealized Appreciation	2,172,749
				Total Unrealized Depreciation	(10,154,075)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 95.1%

Aerospace & Defense - 1.3%
AAR Corp.	2,774	95,842
Aerojet Rocketdyne Holdings, Inc.*	6,080	299,622
AeroVironment, Inc.*	1,772	91,063
Astronics Corp.*	1,902	38,554
Axon Enterprise, Inc.*	4,854	375,554
Cubic Corp.	2,602	141,653
Ducommun, Inc.*	893	39,872
Kratos Defense & Security Solutions, Inc.*	7,499	121,934
Maxar Technologies, Inc.(b)	4,973	75,639
Mercury Systems, Inc.*	4,515	331,672
Moog, Inc., Class A	2,676	206,373
National Presto Industries, Inc.	414	32,532
Park Aerospace Corp.	1,554	21,616
Parsons Corp.*	1,599	62,505
Triumph Group, Inc.	4,128	78,432
Vectrus, Inc.*	940	48,965
		2,061,828
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	4,866	87,101
Atlas Air Worldwide Holdings, Inc.*	1,934	51,677
Echo Global Logistics, Inc.*	2,231	41,162
Forward Air Corp.	2,346	138,437
Hub Group, Inc., Class A*	2,690	124,359
Radiant Logistics, Inc.*	3,252	14,309
		457,045
Airlines - 0.4%
Allegiant Travel Co.	1,082	146,654
Hawaiian Holdings, Inc.	3,845	80,284
Mesa Air Group, Inc.*	1,731	9,988
SkyWest, Inc.	4,100	186,140
Spirit Airlines, Inc.*	5,708	162,392
		585,458
Auto Components - 1.0%
Adient plc*	7,298	174,641
American Axle & Manufacturing Holdings, Inc.*	9,321	59,002
Cooper Tire & Rubber Co.	4,184	106,650
Cooper-Standard Holdings, Inc.*	1,395	24,106
Dana, Inc.	12,022	172,876
Dorman Products, Inc.*	2,243	136,016
Fox Factory Holding Corp.*	3,131	198,505
Gentherm, Inc.*	2,751	112,186
LCI Industries	2,031	196,093
Modine Manufacturing Co.*	4,121	30,743
Motorcar Parts of America, Inc.*	1,556	26,047
Standard Motor Products, Inc.	1,752	77,088
Stoneridge, Inc.*	2,202	48,664
Tenneco, Inc., Class A	4,223	38,725
Visteon Corp.*	2,324	151,153
		1,552,495
Automobiles - 0.1%
Winnebago Industries, Inc.	2,589	134,343

Banks - 8.7%
1st Constitution Bancorp	737	13,502
1st Source Corp.	1,174	49,367
ACNB Corp.	569	17,343

Allegiance Bancshares, Inc.	1,579	52,375
Amalgamated Bank, Class A	1,153	18,460
Amerant Bancorp, Inc.*	1,610	29,721
American National Bankshares, Inc.	890	27,492
Ameris Bancorp	5,085	173,805
Ames National Corp.	739	19,118
Arrow Financial Corp.	1,062	33,634
Atlantic Capital Bancshares, Inc.*	1,782	32,308
Atlantic Union Bankshares Corp.	6,648	197,712
Banc of California, Inc.	3,770	57,794
BancFirst Corp.	1,550	79,515
Bancorp, Inc. (The)*	4,179	50,858
BancorpSouth Bank	8,257	202,049
Bank First Corp.	481	28,475
Bank of Commerce Holdings	1,442	15,076
Bank of Marin Bancorp	1,101	41,981
Bank of NT Butterfield & Son Ltd. (The)	4,616	127,771
Bank of Princeton (The)	467	12,730
Bank7 Corp.	309	5,531
BankFinancial Corp.	1,160	13,154
Bankwell Financial Group, Inc.	553	15,744
Banner Corp.	2,922	133,360
Bar Harbor Bankshares	1,269	25,913
Baycom Corp.*	905	19,286
BCB Bancorp, Inc.	1,161	13,166
Berkshire Hills Bancorp, Inc.	3,751	91,562
Boston Private Financial Holdings, Inc.	6,902	67,329
Bridge Bancorp, Inc.	1,357	37,345
Brookline Bancorp, Inc.	6,526	90,516
Bryn Mawr Bank Corp.	1,655	55,012
Business First Bancshares, Inc.	1,038	24,985
Byline Bancorp, Inc.	1,939	33,932
C&F Financial Corp.	271	12,331
Cadence Bancorp	10,450	147,554
Cambridge Bancorp	357	24,444
Camden National Corp.	1,249	51,221
Capital Bancorp, Inc.*	662	9,162
Capital City Bank Group, Inc.	1,118	29,795
Capstar Financial Holdings, Inc.	1,215	16,330
Carolina Financial Corp.	1,945	63,018
Carter Bank & Trust	1,885	31,856
Cathay General Bancorp	6,382	196,438
CBTX, Inc.	1,498	37,375
CenterState Bank Corp.	10,034	202,988
Central Pacific Financial Corp.	2,322	55,542
Central Valley Community Bancorp	937	16,116
Century Bancorp, Inc., Class A	236	17,063
Chemung Financial Corp.	295	10,590
Citizens & Northern Corp.	998	22,645
City Holding Co.	1,324	92,574
Civista Bancshares, Inc.	1,276	24,423
CNB Financial Corp.	1,208	30,285
Coastal Financial Corp.*	646	10,588
Codorus Valley Bancorp, Inc.	785	16,171
Colony Bankcorp, Inc.	618	9,190
Columbia Banking System, Inc.	5,999	199,167
Community Bank System, Inc.	4,232	257,348
Community Bankers Trust Corp.	1,798	14,690
Community Financial Corp. (The)	407	12,918
Community Trust Bancorp, Inc.	1,287	49,781

Ultra Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
ConnectOne Bancorp, Inc.	2,825	59,353
CrossFirst Bankshares, Inc.*	562	7,447
Customers Bancorp, Inc.*	2,360	47,884
CVB Financial Corp.	11,112	206,016
Dime Community Bancshares, Inc.	2,639	44,282
Eagle Bancorp, Inc.	2,724	101,932
Enterprise Bancorp, Inc.	746	20,493
Enterprise Financial Services Corp.	2,023	77,420
Equity Bancshares, Inc., Class A*	1,237	32,385
Esquire Financial Holdings, Inc.*	530	12,142
Evans Bancorp, Inc.	393	15,433
Farmers & Merchants Bancorp, Inc.	839	22,317
Farmers National Banc Corp.	2,131	32,029
FB Financial Corp.	1,416	46,119
Fidelity D&D Bancorp, Inc.(b)	232	11,438
Financial Institutions, Inc.	1,288	34,660
First Bancorp, Inc.	853	21,751
First Bancorp/NC	2,438	78,260
First Bancorp/PR	17,865	141,848
First Bancshares, Inc. (The)	1,380	41,179
First Bank	1,382	13,474
First Busey Corp.	4,274	94,327
First Business Financial Services, Inc.	687	16,488
First Capital, Inc.(b)	270	16,605
First Choice Bancorp	839	19,003
First Commonwealth Financial Corp.	8,144	96,099
First Community Bankshares, Inc.	1,263	33,040
First Financial Bancorp	8,112	167,107
First Financial Bankshares, Inc.	10,827	311,168
First Financial Corp.	1,090	43,545
First Financial Northwest, Inc.	660	9,207
First Foundation, Inc.	3,253	47,087
First Guaranty Bancshares, Inc.	429	7,327
First Internet Bancorp	787	19,116
First Interstate BancSystem, Inc., Class A	3,150	107,289
First Merchants Corp.	4,543	158,914
First Mid Bancshares, Inc.	1,211	34,114
First Midwest Bancorp, Inc.	8,867	160,936
First Northwest Bancorp	729	11,606
First of Long Island Corp. (The)	1,937	40,115
Flushing Financial Corp.	2,249	40,831
FNCB Bancorp, Inc.	1,423	9,406
Franklin Financial Network, Inc.	1,091	36,538
Franklin Financial Services Corp.	345	10,702
Fulton Financial Corp.	13,354	192,965
FVCBankcorp, Inc.*	1,010	15,584
German American Bancorp, Inc.	2,061	61,521
Glacier Bancorp, Inc.	7,229	269,569
Great Southern Bancorp, Inc.	921	47,257
Great Western Bancorp, Inc.	4,707	126,477
Guaranty Bancshares, Inc.	676	18,664
Hancock Whitney Corp.	7,223	241,970
Hanmi Financial Corp.	2,521	39,328
HarborOne Bancorp, Inc.*	2,182	21,809
Hawthorn Bancshares, Inc.	471	10,240
HBT Financial, Inc.	757	11,718
Heartland Financial USA, Inc.	2,893	123,965
Heritage Commerce Corp.	4,554	46,724
Heritage Financial Corp.	3,050	70,730
Hilltop Holdings, Inc.	5,819	121,210
Home BancShares, Inc.	12,914	216,439
HomeTrust Bancshares, Inc.	1,302	30,936
Hope Bancorp, Inc.	10,038	122,564
Horizon Bancorp, Inc.	3,106	46,652
Howard Bancorp, Inc.*	1,072	16,884
IBERIABANK Corp.	4,344	261,465
Independent Bank Corp.	2,764	186,653
Independent Bank Corp./MI	1,801	35,246
Independent Bank Group, Inc.	2,967	137,342
International Bancshares Corp.	4,629	157,849
Investar Holding Corp.	766	16,362
Investors Bancorp, Inc.	18,918	199,396
Lakeland Bancorp, Inc.	4,055	58,412
Lakeland Financial Corp.	2,051	83,824
LCNB Corp.	1,011	16,004
Level One Bancorp, Inc.	428	10,379
Live Oak Bancshares, Inc.	2,175	33,430
Macatawa Bank Corp.	2,164	20,861
Mackinac Financial Corp.	767	10,730
MainStreet Bancshares, Inc.*	591	11,985
Malvern Bancorp, Inc.*	629	12,026
Mercantile Bank Corp.	1,335	38,301
Metrocity Bankshares, Inc.	1,322	18,587
Metropolitan Bank Holding Corp.*	584	24,966
Mid Penn Bancorp, Inc.	574	12,209
Midland States Bancorp, Inc.	1,825	43,472
MidWestOne Financial Group, Inc.	988	28,385
MutualFirst Financial, Inc.	487	16,315
MVB Financial Corp.	798	14,077
National Bank Holdings Corp., Class A	2,455	75,098
National Bankshares, Inc.	526	18,384
NBT Bancorp, Inc.	3,553	119,701
Nicolet Bankshares, Inc.*	778	51,698
Northeast Bank	687	12,229
Northrim Bancorp, Inc.	537	18,768
Norwood Financial Corp.	480	14,822
Oak Valley Bancorp	569	9,497
OFG Bancorp	4,209	70,459
Ohio Valley Banc Corp.	345	9,591
Old National Bancorp	14,071	221,759
Old Second Bancorp, Inc.	2,413	25,674
Opus Bank	1,821	43,103
Origin Bancorp, Inc.	1,590	48,082
Orrstown Financial Services, Inc.	842	14,988
Pacific Mercantile Bancorp*	1,618	10,566
Pacific Premier Bancorp, Inc.	4,839	124,991
Park National Corp.	1,104	96,401
Parke Bancorp, Inc.	825	15,259
PCB Bancorp	1,012	13,530
Peapack Gladstone Financial Corp.	1,541	42,300
Penns Woods Bancorp, Inc.	571	17,221
Peoples Bancorp of North Carolina, Inc.	383	9,740
Peoples Bancorp, Inc.	1,497	42,739
Peoples Financial Services Corp.	573	25,166
People's Utah Bancorp	1,305	31,281
Preferred Bank	1,153	58,953
Premier Financial Bancorp, Inc.	1,085	18,065
QCR Holdings, Inc.	1,228	46,738
RBB Bancorp	1,351	22,791
Red River Bancshares, Inc.*	409	21,260
Reliant Bancorp, Inc.	850	16,872
Renasant Corp.	4,632	131,225
Republic Bancorp, Inc., Class A	806	28,806

Ultra Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Republic First Bancorp, Inc.*	3,634	11,011
Richmond Mutual Bancorporation, Inc.*	1,093	14,701
S&T Bancorp, Inc.	3,162	103,935
Sandy Spring Bancorp, Inc.	2,926	90,004
SB One Bancorp	681	14,928
Seacoast Banking Corp. of Florida*	4,201	104,605
Select Bancorp, Inc.*	1,307	13,724
ServisFirst Bancshares, Inc.	3,959	136,783
Shore Bancshares, Inc.	1,052	16,369
Sierra Bancorp	1,177	28,036
Silvergate Capital Corp., Class A*	266	3,921
Simmons First National Corp., Class A	7,934	169,629
SmartFinancial, Inc.	1,059	20,110
South Plains Financial, Inc.	842	16,865
South State Corp.	2,785	189,743
Southern First Bancshares, Inc.*	589	22,453
Southern National Bancorp of Virginia, Inc.	1,640	23,272
Southside Bancshares, Inc.	2,668	85,963
Spirit of Texas Bancshares, Inc.*	1,144	21,095
Stock Yards Bancorp, Inc.	1,686	58,909
Summit Financial Group, Inc.	909	19,925
Tompkins Financial Corp.	1,197	95,138
Towne Bank	5,547	127,914
TriCo Bancshares	2,227	75,317
TriState Capital Holdings, Inc.*	2,033	40,396
Triumph Bancorp, Inc.*	1,946	65,911
Trustmark Corp.	5,354	144,023
UMB Financial Corp.	3,688	214,457
Union Bankshares, Inc.	324	9,714
United Bankshares, Inc.	8,122	234,563
United Community Banks, Inc.	6,556	162,392
United Security Bancshares	1,121	9,708
Unity Bancorp, Inc.	656	11,237
Univest Financial Corp.	2,394	56,020
Valley National Bancorp	32,264	300,055
Veritex Holdings, Inc.	4,186	100,757
Washington Trust Bancorp, Inc.	1,258	53,993
WesBanco, Inc.	5,392	165,049
West Bancorporation, Inc.	1,331	27,219
Westamerica Bancorp	2,169	125,412
		14,142,451
Beverages - 0.3%
Boston Beer Co., Inc. (The), Class A*	695	257,699
Celsius Holdings, Inc.*(b)	2,395	14,154
Coca-Cola Consolidated, Inc.	391	76,785
Craft Brew Alliance, Inc.*	965	15,353
MGP Ingredients, Inc.	1,080	31,061
National Beverage Corp.*(b)	983	41,571
New Age Beverages Corp.*(b)	6,241	12,607
		449,230
Biotechnology - 7.7%
89bio, Inc.*(b)	244	8,703
Abeona Therapeutics, Inc.*	2,787	8,584
ACADIA Pharmaceuticals, Inc.*	9,366	400,303
Acceleron Pharma, Inc.*	3,747	321,980
Acorda Therapeutics, Inc.*(b)	3,734	5,377
Adamas Pharmaceuticals, Inc.*	1,901	8,669
ADMA Biologics, Inc.*	4,188	12,208
Aduro Biotech, Inc.*	5,450	16,622
Adverum Biotechnologies, Inc.*	4,491	55,284

Aeglea BioTherapeutics, Inc.*	2,177	14,869
Affimed NV*	6,119	14,441
Agenus, Inc.*	8,905	22,530
AgeX Therapeutics, Inc.*(b)	1,770	2,035
Aimmune Therapeutics, Inc.*	3,745	89,168
Akcea Therapeutics, Inc.*(b)	1,048	17,795
Akebia Therapeutics, Inc.*	9,823	87,130
Akero Therapeutics, Inc.*(b)	407	8,860
Albireo Pharma, Inc.*	905	21,159
Aldeyra Therapeutics, Inc.*	1,908	7,250
Alector, Inc.*	2,521	69,277
Allakos, Inc.*(b)	1,620	100,975
Allogene Therapeutics, Inc.*(b)	3,228	87,156
AMAG Pharmaceuticals, Inc.*	2,801	21,708
Amicus Therapeutics, Inc.*	21,290	203,213
AnaptysBio, Inc.*	2,044	30,558
Anavex Life Sciences Corp.*(b)	3,572	13,609
Anika Therapeutics, Inc.*	1,114	46,521
Apellis Pharmaceuticals, Inc.*	4,668	161,606
Applied Therapeutics, Inc.*	533	22,146
Aprea Therapeutics, Inc.*	537	18,419
Arcus Biosciences, Inc.*	2,701	41,109
Ardelyx, Inc.*	3,924	27,154
Arena Pharmaceuticals, Inc.*	4,202	187,409
Arrowhead Pharmaceuticals, Inc.*	7,770	274,747
Assembly Biosciences, Inc.*	1,915	34,700
Atara Biotherapeutics, Inc.*	4,284	52,051
Athenex, Inc.*	5,682	69,434
Athersys, Inc.*(b)	11,143	13,372
Atreca, Inc., Class A*	542	12,813
Avid Bioservices, Inc.*	4,664	29,383
Avrobio, Inc.*	1,715	33,099
Axcella Health, Inc.*	649	2,443
Beyondspring, Inc.*	1,069	16,976
BioCryst Pharmaceuticals, Inc.*	12,324	36,972
Biohaven Pharmaceutical Holding Co. Ltd.*	3,254	143,697
BioSpecifics Technologies Corp.*	510	28,147
Bioxcel Therapeutics, Inc.*(b)	578	21,675
Blueprint Medicines Corp.*	4,455	241,149
Bridgebio Pharma, Inc.*	1,880	59,934
Cabaletta Bio, Inc.*	542	8,097
Calithera Biosciences, Inc.*	3,926	25,440
Calyxt, Inc.*(b)	776	4,897
CareDx, Inc.*	3,422	79,767
CASI Pharmaceuticals, Inc.*(b)	4,196	7,427
Castle Biosciences, Inc.*	315	9,431
Catalyst Pharmaceuticals, Inc.*	8,027	33,794
Celcuity, Inc.*	490	4,160
Cellular Biomedicine Group, Inc.*(b)	1,007	16,072
CEL-SCI Corp.*(b)	2,265	24,847
Centogene NV*	156	2,075
Checkpoint Therapeutics, Inc.*(b)	2,036	3,563
ChemoCentryx, Inc.*	3,390	151,702
Chimerix, Inc.*	3,989	7,061
Clovis Oncology, Inc.*(b)	4,189	31,543
Coherus Biosciences, Inc.*	5,207	100,755
Concert Pharmaceuticals, Inc.*	1,792	15,160
Constellation Pharmaceuticals, Inc.*	1,286	45,447
Corbus Pharmaceuticals Holdings, Inc.*(b)	4,939	23,411
Cortexyme, Inc.*(b)	947	47,587

Ultra Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Crinetics Pharmaceuticals, Inc.*(b)	919	18,913
Cue Biopharma, Inc.*	1,661	29,051
Cyclerion Therapeutics, Inc.*	1,965	8,410
Cytokinetics, Inc.*	4,632	64,570
CytomX Therapeutics, Inc.*	3,747	25,067
Deciphera Pharmaceuticals, Inc.*	1,643	87,473
Denali Therapeutics, Inc.*	3,990	78,882
Dicerna Pharmaceuticals, Inc.*	4,308	85,040
Dynavax Technologies Corp.*(b)	6,934	27,355
Eagle Pharmaceuticals, Inc.*	758	34,792
Editas Medicine, Inc.*	4,304	95,463
Eidos Therapeutics, Inc.*(b)	938	47,444
Eiger BioPharmaceuticals, Inc.*	1,950	18,506
Emergent BioSolutions, Inc.*	3,797	222,808
Enanta Pharmaceuticals, Inc.*	1,428	72,657
Enochian Biosciences, Inc.*(b)	1,146	3,736
Epizyme, Inc.*	6,462	138,481
Esperion Therapeutics, Inc.*(b)	2,106	106,332
Evelo Biosciences, Inc.*(b)	1,144	5,789
Fate Therapeutics, Inc.*	5,048	147,402
FibroGen, Inc.*	6,537	273,247
Five Prime Therapeutics, Inc.*	2,838	10,870
Flexion Therapeutics, Inc.*	2,810	44,370
Forty Seven, Inc.*	1,850	107,300
Frequency Therapeutics, Inc.*	478	10,353
G1 Therapeutics, Inc.*	2,815	50,501
Galectin Therapeutics, Inc.*(b)	3,333	7,066
Galera Therapeutics, Inc.*	140	2,391
Geron Corp.*(b)	15,416	17,728
Global Blood Therapeutics, Inc.*	4,820	308,287
GlycoMimetics, Inc.*	2,814	10,187
Gossamer Bio, Inc.*	3,568	46,848
Gritstone Oncology, Inc.*(b)	2,074	17,422
Halozyme Therapeutics, Inc.*	11,911	233,098
Harpoon Therapeutics, Inc.*	610	9,357
Heron Therapeutics, Inc.*	6,994	130,438
Homology Medicines, Inc.*	2,063	33,008
Hookipa Pharma, Inc.*	829	8,224
IGM Biosciences, Inc.*	412	21,181
ImmunoGen, Inc.*	12,068	53,703
Immunomedics, Inc.*	14,564	233,024
Inovio Pharmaceuticals, Inc.*(b)	7,713	33,012
Insmed, Inc.*	7,409	184,484
Intellia Therapeutics, Inc.*(b)	3,217	42,947
Intercept Pharmaceuticals, Inc.*	2,094	192,522
Invitae Corp.*	7,210	146,940
Iovance Biotherapeutics, Inc.*	9,749	320,840
Ironwood Pharmaceuticals, Inc.*	12,788	153,968
Jounce Therapeutics, Inc.*	1,346	6,084
Kadmon Holdings, Inc.*	13,022	60,422
KalVista Pharmaceuticals, Inc.*	1,050	14,122
Karuna Therapeutics, Inc.*	381	33,246
Karyopharm Therapeutics, Inc.*	4,958	81,014
Kezar Life Sciences, Inc.*	1,294	5,668
Kindred Biosciences, Inc.*	3,082	33,501
Kiniksa Pharmaceuticals Ltd., Class A*	1,161	21,432
Kodiak Sciences, Inc.*	1,962	125,509
Krystal Biotech, Inc.*	873	46,662
Kura Oncology, Inc.*	2,855	34,460
La Jolla Pharmaceutical Co.*(b)	1,723	11,716
Lexicon Pharmaceuticals, Inc.*(b)	3,453	9,582
Ligand Pharmaceuticals, Inc.*	1,424	133,286
Lineage Cell Therapeutics, Inc.*(b)	8,999	9,089
LogicBio Therapeutics, Inc.*(b)	691	5,556
MacroGenics, Inc.*	3,966	34,782
Madrigal Pharmaceuticals, Inc.*	650	56,010
Magenta Therapeutics, Inc.*(b)	1,599	18,804
MannKind Corp.*(b)	15,602	19,815
Marker Therapeutics, Inc.*(b)	2,255	5,570
MediciNova, Inc.*(b)	3,487	14,645
MEI Pharma, Inc.*	5,859	11,308
MeiraGTx Holdings plc*	1,425	23,085
Mersana Therapeutics, Inc.*	2,988	25,876
Millendo Therapeutics, Inc.*	781	6,006
Minerva Neurosciences, Inc.*	2,460	17,909
Mirati Therapeutics, Inc.*	2,266	202,784
Mirum Pharmaceuticals, Inc.*	224	3,709
Molecular Templates, Inc.*	1,417	22,800
Momenta Pharmaceuticals, Inc.*	8,198	231,921
Morphic Holding, Inc.*(b)	411	6,494
Mustang Bio, Inc.*	2,316	6,763
Myriad Genetics, Inc.*	5,918	104,275
Natera, Inc.*	5,186	196,575
Neon Therapeutics, Inc.*(b)	1,177	1,765
NextCure, Inc.*	1,172	48,943
Novavax, Inc.*(b)	2,211	35,376
Oncocyte Corp.*(b)	1,789	3,846
OPKO Health, Inc.*	32,085	48,127
Organogenesis Holdings, Inc.*	910	3,567
Oyster Point Pharma, Inc.*	468	16,572
Palatin Technologies, Inc.*(b)	19,000	9,703
PDL BioPharma, Inc.*	9,374	31,872
Pfenex, Inc.*	2,482	28,791
PhaseBio Pharmaceuticals, Inc.*(b)	1,142	4,808
Pieris Pharmaceuticals, Inc.*	3,851	11,977
PolarityTE, Inc.*	1,275	1,734
Portola Pharmaceuticals, Inc.*	6,344	64,138
Precigen, Inc.*(b)	6,042	22,899
Precision BioSciences, Inc.*	2,989	23,942
Prevail Therapeutics, Inc.*	617	7,885
Principia Biopharma, Inc.*	1,531	98,841
Progenics Pharmaceuticals, Inc.*	7,234	34,144
Protagonist Therapeutics, Inc.*	1,467	11,443
Prothena Corp. plc*	3,345	35,658
PTC Therapeutics, Inc.*	5,026	275,626
Puma Biotechnology, Inc.*	2,560	27,533
Ra Pharmaceuticals, Inc.*	2,896	135,417
Radius Health, Inc.*	3,750	78,975
RAPT Therapeutics, Inc.*	129	2,550
REGENXBIO, Inc.*	2,778	111,120
Replimune Group, Inc.*	1,080	14,980
Retrophin, Inc.*	3,445	53,380
Rhythm Pharmaceuticals, Inc.*	2,439	46,536
Rigel Pharmaceuticals, Inc.*	13,997	29,674
Rocket Pharmaceuticals, Inc.*	2,474	48,218
Rubius Therapeutics, Inc.*(b)	2,908	24,340
Sangamo Therapeutics, Inc.*	9,558	81,530
Savara, Inc.*(b)	2,887	6,611
Scholar Rock Holding Corp.*	1,460	20,601
Seres Therapeutics, Inc.*	3,035	9,530
Solid Biosciences, Inc.*(b)	1,635	5,395
Sorrento Therapeutics, Inc.*(b)	10,411	22,592
Spectrum Pharmaceuticals, Inc.*	9,277	26,532
Spero Therapeutics, Inc.*	931	8,882
SpringWorks Therapeutics, Inc.*	869	27,773
Stemline Therapeutics, Inc.*	3,825	23,026
Stoke Therapeutics, Inc.*	762	18,859

Ultra Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Sutro Biopharma, Inc.*	905	8,806
Syndax Pharmaceuticals, Inc.*	1,673	15,743
Synlogic, Inc.*	1,306	2,690
Syros Pharmaceuticals, Inc.*	2,883	16,866
TCR2 Therapeutics, Inc.*	975	11,583
TG Therapeutics, Inc.*	7,170	89,984
Tocagen, Inc.*(b)	1,765	2,506
Translate Bio, Inc.*	2,882	21,846
Turning Point Therapeutics, Inc.*	2,304	114,209
Twist Bioscience Corp.*	1,830	56,035
Tyme Technologies, Inc.*(b)	4,911	5,844
Ultragenyx Pharmaceutical, Inc.*	4,547	254,996
UNITY Biotechnology, Inc.*(b)	2,378	14,292
UroGen Pharma Ltd.*	1,559	42,498
Vanda Pharmaceuticals, Inc.*	4,333	47,793
VBI Vaccines, Inc.*	12,744	15,293
Veracyte, Inc.*	3,926	96,933
Vericel Corp.*	3,724	57,499
Viela Bio, Inc.*	454	19,813
Viking Therapeutics, Inc.*(b)	5,399	31,962
Vir Biotechnology, Inc.*(b)	600	27,900
Voyager Therapeutics, Inc.*	2,009	21,898
X4 Pharmaceuticals, Inc.*	988	10,552
XBiotech, Inc.*	1,579	19,359
Xencor, Inc.*	3,937	127,913
Y-mAbs Therapeutics, Inc.*	1,967	57,869
ZIOPHARM Oncology, Inc.*(b)	13,356	41,270
		12,408,285
Building Products - 1.6%
AAON, Inc.	3,417	187,969
Advanced Drainage Systems, Inc.	3,611	151,156
American Woodmark Corp.*	1,402	117,445
Apogee Enterprises, Inc.	2,177	65,724
Armstrong Flooring, Inc.*	1,473	3,889
Builders FirstSource, Inc.*	9,486	215,427
Caesarstone Ltd.	1,876	20,280
Cornerstone Building Brands, Inc.*	3,826	28,121
CSW Industrials, Inc.	1,237	81,444
Gibraltar Industries, Inc.*	2,686	136,100
Griffon Corp.	3,037	52,844
Insteel Industries, Inc.	1,535	30,531
JELD-WEN Holding, Inc.*	5,620	105,656
Masonite International Corp.*	2,050	150,675
Patrick Industries, Inc.	1,877	99,162
PGT Innovations, Inc.*	4,722	71,633
Quanex Building Products Corp.	2,746	46,133
Simpson Manufacturing Co., Inc.	3,728	296,115
Trex Co., Inc.*	4,890	467,728
Universal Forest Products, Inc.	4,955	232,191
		2,560,223
Capital Markets - 1.4%
Ares Management Corp.	5,950	205,810
Artisan Partners Asset Management, Inc., Class A	4,164	119,007
Assetmark Financial Holdings, Inc.*	1,146	30,358
Associated Capital Group, Inc., Class A	160	6,584
B. Riley Financial, Inc.	1,707	40,388
BlackRock Capital Investment Corp.	2	9
Blucora, Inc.*	4,048	70,435
Brightsphere Investment Group, Inc.	5,470	51,144

Cohen & Steers, Inc.	1,896	118,784
Cowen, Inc., Class A	2,348	35,150
Diamond Hill Investment Group, Inc.	261	33,077
Donnelley Financial Solutions, Inc.*	2,594	22,568
Federated Hermes, Inc., Class B	8,025	231,521
Focus Financial Partners, Inc., Class A*	2,552	69,389
GAIN Capital Holdings, Inc.	1,609	9,493
GAMCO Investors, Inc., Class A	431	6,706
Greenhill & Co., Inc.	1,268	18,538
Hamilton Lane, Inc., Class A	1,833	113,903
Hercules Capital, Inc.	6	79
Houlihan Lokey, Inc.	3,503	179,424
INTL. FCStone, Inc.*	1,327	60,445
Moelis & Co., Class A	3,952	126,306
Oppenheimer Holdings, Inc., Class A	794	18,842
Piper Sandler Cos.	1,145	80,242
PJT Partners, Inc., Class A	1,882	84,596
Prospect Capital Corp.	3	17
Pzena Investment Management, Inc., Class A	1,469	9,593
Safeguard Scientifics, Inc.	1,622	14,322
Sculptor Capital Management, Inc., Class A	1,402	31,797
Siebert Financial Corp.*(b)	631	5,174
Silvercrest Asset Management Group, Inc., Class A	720	8,323
Stifel Financial Corp.	5,531	301,132
Value Line, Inc.	88	2,538
Virtus Investment Partners, Inc.	545	60,168
Waddell & Reed Financial, Inc., Class A	5,778	79,505
Westwood Holdings Group, Inc.	671	17,030
WisdomTree Investments, Inc.	11,091	45,029
		2,307,426
Chemicals - 1.5%
Advanced Emissions Solutions, Inc.(b)	1,369	12,170
AdvanSix, Inc.*	2,322	33,739
American Vanguard Corp.	2,400	36,600
Amyris, Inc.*(b)	4,964	15,810
Balchem Corp.	2,680	253,153
Chase Corp.	609	54,073
Ferro Corp.*	6,792	78,923
Flotek Industries, Inc.*	4,473	7,067
FutureFuel Corp.	2,149	21,855
GCP Applied Technologies, Inc.*	4,502	87,654
Hawkins, Inc.	811	28,993
HB Fuller Co.	4,238	166,257
Ingevity Corp.*	3,499	157,595
Innospec, Inc.	2,023	175,070
Intrepid Potash, Inc.*	7,933	14,041
Koppers Holdings, Inc.*	1,566	34,233
Kraton Corp.*	2,605	26,363
Kronos Worldwide, Inc.	1,885	18,831
Livent Corp.*	12,205	108,991
LSB Industries, Inc.*	1,871	3,649
Marrone Bio Innovations, Inc.*(b)	4,317	4,878
Minerals Technologies, Inc.	2,900	130,123
OMNOVA Solutions, Inc.*	3,646	36,861
Orion Engineered Carbons SA	5,015	71,263

Ultra Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
PolyOne Corp.	7,494	185,551
PQ Group Holdings, Inc.*	3,152	41,827
Quaker Chemical Corp.	1,092	172,066
Rayonier Advanced Materials, Inc.	4,061	9,950
Sensient Technologies Corp.	3,526	173,409
Stepan Co.	1,703	149,575
Trecora Resources*	1,776	10,034
Tredegar Corp.	2,168	36,986
Trinseo SA	3,269	71,526
Tronox Holdings plc, Class A	7,596	55,755
Valhi, Inc.	2,410	3,350
		2,488,221
Commercial Services & Supplies - 2.6%
ABM Industries, Inc.	5,541	182,410
ACCO Brands Corp.	8,021	64,248
Advanced Disposal Services, Inc.*	6,047	199,914
Brady Corp., Class A	3,977	188,271
BrightView Holdings, Inc.*	2,596	36,344
Brink's Co. (The)	4,154	325,217
Casella Waste Systems, Inc., Class A*	3,816	184,885
CECO Environmental Corp.*	2,557	17,260
Charah Solutions, Inc.*	775	1,713
Cimpress plc*	1,657	192,891
CompX International, Inc.	137	1,893
Covanta Holding Corp.	9,820	131,195
Deluxe Corp.	3,512	116,950
Ennis, Inc.	2,121	42,632
Harsco Corp.*	6,490	77,815
Healthcare Services Group, Inc.	6,189	170,445
Heritage-Crystal Clean, Inc.*	1,250	32,912
Herman Miller, Inc.	4,904	167,913
HNI Corp.	3,565	117,039
Interface, Inc.	4,815	70,251
Kimball International, Inc., Class B	2,968	48,022
Knoll, Inc.	4,080	71,971
Matthews International Corp., Class A	2,566	75,851
McGrath RentCorp	2,015	139,942
Mobile Mini, Inc.	3,652	142,391
MSA Safety, Inc.	2,938	357,466
NL Industries, Inc.*	696	2,345
PICO Holdings, Inc.*	1,495	14,188
Pitney Bowes, Inc.	14,259	48,766
Quad/Graphics, Inc.	2,675	12,840
RR Donnelley & Sons Co.	5,877	11,166
SP Plus Corp.*	1,898	69,296
Steelcase, Inc., Class A	7,236	117,368
Team, Inc.*	2,479	31,558
Tetra Tech, Inc.	4,542	367,312
UniFirst Corp.	1,260	234,121
US Ecology, Inc.	2,007	84,413
Viad Corp.	1,670	83,834
VSE Corp.	726	21,381
		4,256,429
Communications Equipment - 1.1%
Acacia Communications, Inc.*	3,156	216,218
ADTRAN, Inc.	3,966	31,906
Applied Optoelectronics, Inc.*	1,582	14,127
CalAmp Corp.*	2,762	26,570
Calix, Inc.*	3,888	34,992
Cambium Networks Corp.*	361	2,256
Casa Systems, Inc.*	2,634	8,640
Clearfield, Inc.*	932	9,991

Comtech Telecommunications Corp.	1,974	55,311
DASAN Zhone Solutions, Inc.*	655	4,998
Digi International, Inc.*	2,310	30,584
Extreme Networks, Inc.*	9,959	50,094
Harmonic, Inc.*	7,293	44,779
Infinera Corp.*	14,847	100,960
Inseego Corp.*(b)	3,746	25,997
InterDigital, Inc.	2,596	137,302
KVH Industries, Inc.*	1,366	14,234
Lumentum Holdings, Inc.*	6,434	500,694
NETGEAR, Inc.*	2,479	46,779
NetScout Systems, Inc.*	5,977	153,609
Plantronics, Inc.	2,813	38,623
Ribbon Communications, Inc.*	4,966	16,040
TESSCO Technologies, Inc.	543	3,253
Viavi Solutions, Inc.*	19,132	252,351
		1,820,308
Construction & Engineering - 1.0%
Aegion Corp.*	2,535	45,655
Ameresco, Inc., Class A*	1,869	42,127
Arcosa, Inc.	4,051	174,031
Argan, Inc.	1,225	51,119
Comfort Systems USA, Inc.	3,027	127,800
Concrete Pumping Holdings, Inc.*	1,338	6,904
Construction Partners, Inc., Class A*	1,464	24,903
Dycom Industries, Inc.*	2,530	74,787
EMCOR Group, Inc.	4,646	357,370
Granite Construction, Inc.	3,903	79,309
Great Lakes Dredge & Dock Corp.*	5,071	49,189
IES Holdings, Inc.*	687	16,014
MasTec, Inc.*	4,995	245,155
MYR Group, Inc.*	1,340	34,183
Northwest Pipe Co.*	796	25,114
NV5 Global, Inc.*	862	46,143
Primoris Services Corp.	3,688	69,998
Sterling Construction Co., Inc.*	2,173	29,683
Tutor Perini Corp.*	3,319	48,126
WillScot Corp.*	4,298	75,387
		1,622,997
Construction Materials - 0.2%
Forterra, Inc.*	1,546	20,933
Summit Materials, Inc., Class A*	9,364	182,972
United States Lime & Minerals, Inc.	167	13,452
US Concrete, Inc.*	1,330	35,697
		253,054
Consumer Finance - 0.6%
Curo Group Holdings Corp.	1,293	11,934
Elevate Credit, Inc.*	1,868	6,164
Encore Capital Group, Inc.*	2,571	95,538
Enova International, Inc.*	2,742	52,701
EZCORP, Inc., Class A*	4,232	20,314
FirstCash, Inc.	3,489	268,374
Green Dot Corp., Class A*	4,026	137,528
LendingClub Corp.*	5,586	61,502
Medallion Financial Corp.*	1,717	10,148
Nelnet, Inc., Class A	1,490	79,119
Oportun Financial Corp.*	603	12,681
PRA Group, Inc.*	3,746	145,420
Regional Management Corp.*	713	18,288

Ultra Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
World Acceptance Corp.*	456	35,614
		955,325
Containers & Packaging - 0.1%
Greif, Inc., Class A	2,153	76,087
Greif, Inc., Class B	502	20,085
Myers Industries, Inc.	2,952	40,059
UFP Technologies, Inc.*	562	27,723
		163,954
Distributors - 0.1%
Core-Mark Holding Co., Inc.	3,770	86,748
Funko, Inc., Class A*(b)	1,822	14,776
Greenlane Holdings, Inc., Class A*(b)	838	1,793
Weyco Group, Inc.	505	11,080
		114,397
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc.*	4,484	138,421
American Public Education, Inc.*	1,258	28,003
Carriage Services, Inc.	1,367	28,912
Chegg, Inc.*	9,854	386,375
Collectors Universe, Inc.	747	17,185
Houghton Mifflin Harcourt Co.*	8,688	47,523
K12, Inc.*	3,269	64,988
Laureate Education, Inc., Class A*	9,825	183,728
OneSpaWorld Holdings Ltd.	3,779	46,179
Perdoceo Education Corp.*	5,738	85,668
Regis Corp.*	1,942	24,780
Select Interior Concepts, Inc., Class A*	1,726	12,893
Strategic Education, Inc.	1,775	261,600
WW International, Inc.*	3,889	116,670
		1,442,925
Diversified Financial Services - 0.3%
Alerus Financial Corp.	248	5,074
Banco Latinoamericano de Comercio Exterior SA, Class E	2,568	45,916
Cannae Holdings, Inc.*	5,625	209,756
FGL Holdings	12,134	138,813
GWG Holdings, Inc.*(b)	151	1,409
Marlin Business Services Corp.	718	14,116
On Deck Capital, Inc.*	5,235	18,270
		433,354
Diversified Telecommunication Services - 0.6%
Anterix, Inc.*	894	41,884
ATN International, Inc.	921	49,642
Bandwidth, Inc., Class A*	1,338	84,147
Cincinnati Bell, Inc.*	4,127	53,857
Cogent Communications Holdings, Inc.	3,531	257,798
Consolidated Communications Holdings, Inc.	5,866	36,487
Frontier Communications Corp.*(b)	8,729	4,723
IDT Corp., Class B*	1,386	10,672
Intelsat SA*	5,579	21,535
Iridium Communications, Inc.*	8,242	223,111
Ooma, Inc.*	1,651	21,182
ORBCOMM, Inc.*	6,084	20,138
Pareteum Corp.*(b)	10,713	5,999
Vonage Holdings Corp.*	18,844	168,842
		1,000,017
Electric Utilities - 1.0%
ALLETE, Inc.	4,315	297,692
El Paso Electric Co.	3,378	229,265
Genie Energy Ltd., Class B	1,181	8,172
MGE Energy, Inc.	2,905	207,243
Otter Tail Corp.	3,281	159,489
PNM Resources, Inc.	6,617	311,528
Portland General Electric Co.	7,473	406,606
Spark Energy, Inc., Class A	985	8,432
		1,628,427
Electrical Equipment - 1.0%
Allied Motion Technologies, Inc.	588	22,662
American Superconductor Corp.*	1,776	12,166
Atkore International Group, Inc.*	3,895	143,764
AZZ, Inc.	2,162	79,756
Bloom Energy Corp., Class A*(b)	4,587	41,604
Encore Wire Corp.	1,694	82,955
Energous Corp.*(b)	2,404	3,293
EnerSys	3,552	218,732
Generac Holdings, Inc.*	5,091	524,323
Plug Power, Inc.*(b)	20,378	88,441
Powell Industries, Inc.	742	24,805
Preformed Line Products Co.	256	12,493
Sunrun, Inc.*	9,403	181,854
Thermon Group Holdings, Inc.*	2,705	47,527
TPI Composites, Inc.*	2,403	57,047
Vicor Corp.*	1,481	64,038
Vivint Solar, Inc.*	3,673	41,285
		1,646,745
Electronic Equipment, Instruments & Components - 2.5%
Airgain, Inc.*	744	5,870
Akoustis Technologies, Inc.*(b)	2,117	15,327
Anixter International, Inc.*	2,536	247,285
Arlo Technologies, Inc.*	6,247	20,490
AVX Corp.	3,917	85,156
Badger Meter, Inc.	2,380	143,300
Bel Fuse, Inc., Class B	821	9,392
Belden, Inc.	3,248	129,693
Benchmark Electronics, Inc.	3,072	83,497
Coda Octopus Group, Inc.*(b)	385	2,464
CTS Corp.	2,704	70,493
Daktronics, Inc.	3,049	15,001
ePlus, Inc.*	1,111	84,169
Fabrinet*	3,034	167,234
FARO Technologies, Inc.*	1,434	82,082
Fitbit, Inc., Class A*	18,704	119,519
II-VI, Inc.*	7,439	220,864
Insight Enterprises, Inc.*	2,908	160,202
Iteris, Inc.*	3,340	16,132
Itron, Inc.*	2,854	216,447
KEMET Corp.	4,737	123,541
Kimball Electronics, Inc.*	2,042	27,669
Knowles Corp.*	6,770	112,517
Methode Electronics, Inc.	3,041	93,237
MTS Systems Corp.	1,495	60,009
Napco Security Technologies, Inc.*	963	19,588
nLight, Inc.*	2,750	45,403
Novanta, Inc.*	2,802	249,966
OSI Systems, Inc.*	1,405	114,184
PAR Technology Corp.*(b)	962	25,483
PC Connection, Inc.	936	38,067
Plexus Corp.*	2,405	159,572
Rogers Corp.*	1,540	178,640
Sanmina Corp.*	5,712	150,169
ScanSource, Inc.*	2,111	60,016
Tech Data Corp.*	2,955	420,763
TTM Technologies, Inc.*	8,243	107,077

Ultra Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Vishay Intertechnology, Inc.	11,041	206,467
Vishay Precision Group, Inc.*	868	23,844
Wrap Technologies, Inc.*(b)	681	4,004
		4,114,833
Energy Equipment & Services - 0.7%
Archrock, Inc.	10,723	75,597
Cactus, Inc., Class A	3,918	107,001
Covia Holdings Corp.*	3,461	5,330
Diamond Offshore Drilling, Inc.*(b)	5,401	16,473
DMC Global, Inc.	1,175	42,371
Dril-Quip, Inc.*	3,012	107,287
Era Group, Inc.*	1,622	15,896
Exterran Corp.*	2,413	12,306
Forum Energy Technologies, Inc.*	6,886	5,371
Frank's International NV*	8,871	34,774
FTS International, Inc.*	2,698	2,496
Geospace Technologies Corp.*	1,101	13,575
Helix Energy Solutions Group, Inc.*	11,809	79,238
Independence Contract Drilling, Inc.*	3,952	1,562
KLX Energy Services Holdings, Inc.*	1,768	4,279
Liberty Oilfield Services, Inc., Class A	4,429	29,630
Mammoth Energy Services, Inc.(b)	1,081	1,178
Matrix Service Co.*	2,237	27,023
Nabors Industries Ltd.	29,344	51,645
National Energy Services Reunited Corp.*	1,974	16,404
Natural Gas Services Group, Inc.*	1,066	10,532
NCS Multistage Holdings, Inc.*	956	1,042
Newpark Resources, Inc.*	7,403	25,985
NexTier Oilfield Solutions, Inc.*	13,259	61,787
Nine Energy Service, Inc.*	1,323	5,371
Noble Corp. plc*	20,646	14,477
Oceaneering International, Inc.*	8,245	86,902
Oil States International, Inc.*	4,986	39,439
Pacific Drilling SA*	2,484	3,875
ProPetro Holding Corp.*	6,651	58,263
RigNet, Inc.*	1,209	4,256
RPC, Inc.	4,833	16,626
SEACOR Holdings, Inc.*	1,448	54,010
SEACOR Marine Holdings, Inc.*	1,639	13,030
Seadrill Ltd.*	4,878	5,366
Select Energy Services, Inc., Class A*	4,931	32,052
Smart Sand, Inc.*(b)	1,795	2,926
Solaris Oilfield Infrastructure, Inc., Class A	2,588	27,433
TETRA Technologies, Inc.*	10,084	12,706
Tidewater, Inc.*	3,281	45,573
US Silica Holdings, Inc.	6,100	27,999
US Well Services, Inc.*	1,670	1,753
		1,200,839
Entertainment - 0.2%
AMC Entertainment Holdings, Inc., Class A(b)	4,293	26,874
Eros International plc*	6,072	14,026
Gaia, Inc.*	874	7,368
Glu Mobile, Inc.*	9,638	68,622
IMAX Corp.*	4,353	67,820
Liberty Media Corp.-Liberty Braves, Class A*	828	21,545
Liberty Media Corp.-Liberty Braves, Class C*	2,999	77,914
LiveXLive Media, Inc.*(b)	2,717	3,423
Marcus Corp. (The)	1,861	49,726
Reading International, Inc., Class A*	1,354	11,279
		348,597
Equity Real Estate Investment Trusts (REITs) - 7.0%
Acadia Realty Trust	7,119	162,598
Agree Realty Corp.	3,451	247,851
Alexander & Baldwin, Inc.	5,711	107,367
Alexander's, Inc.	177	55,047
American Assets Trust, Inc.	4,023	166,753
American Finance Trust, Inc.	8,898	92,539
Armada Hoffler Properties, Inc.	4,582	76,794
Ashford Hospitality Trust, Inc.	7,491	16,181
Bluerock Residential Growth REIT, Inc.	1,877	19,502
Braemar Hotels & Resorts, Inc.	2,499	18,393
BRT Apartments Corp.	820	12,792
CareTrust REIT, Inc.	7,946	165,833
CatchMark Timber Trust, Inc., Class A	4,080	37,495
CBL & Associates Properties, Inc.(b)	14,107	7,488
Cedar Realty Trust, Inc.	7,136	18,482
Chatham Lodging Trust	3,819	53,237
CIM Commercial Trust Corp.	112	1,572
City Office REIT, Inc.	4,440	51,504
Clipper Realty, Inc.	1,199	13,513
Community Healthcare Trust, Inc.	1,597	76,065
CoreCivic, Inc.	9,915	146,841
CorEnergy Infrastructure Trust, Inc.	1,071	37,392
CorePoint Lodging, Inc.	3,328	26,491
DiamondRock Hospitality Co.	16,761	152,860
Diversified Healthcare Trust	19,702	123,926
Easterly Government Properties, Inc.	6,192	147,184
EastGroup Properties, Inc.	3,158	397,055
Essential Properties Realty Trust, Inc.	6,716	153,864
Farmland Partners, Inc.(b)	2,313	13,670
First Industrial Realty Trust, Inc.	10,496	404,096
Four Corners Property Trust, Inc.	5,701	163,562
Franklin Street Properties Corp.	8,639	61,596
Front Yard Residential Corp.	4,121	52,254
GEO Group, Inc. (The)	9,906	145,024
Getty Realty Corp.	2,777	78,700
Gladstone Commercial Corp.	2,550	48,118
Gladstone Land Corp.	1,530	20,548
Global Medical REIT, Inc.	2,695	37,649
Global Net Lease, Inc.	7,494	138,264
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,270	178,917
Healthcare Realty Trust, Inc.	11,022	378,055
Hersha Hospitality Trust	2,859	32,964
Independence Realty Trust, Inc.	7,577	100,471
Industrial Logistics Properties Trust	5,394	111,440
Innovative Industrial Properties, Inc.	943	86,699
Investors Real Estate Trust	969	68,266
iStar, Inc.	4,945	74,818

Ultra Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Jernigan Capital, Inc.	1,775	31,808
Kite Realty Group Trust	6,896	111,370
Lexington Realty Trust	20,123	208,676
LTC Properties, Inc.	3,276	146,863
Mack-Cali Realty Corp.	7,209	136,827
Monmouth Real Estate Investment Corp.	7,690	109,198
National Health Investors, Inc.	3,545	289,733
National Storage Affiliates Trust	4,939	166,642
New Senior Investment Group, Inc.	6,967	42,290
NexPoint Residential Trust, Inc.	1,650	73,425
Office Properties Income Trust	3,970	115,646
One Liberty Properties, Inc.	1,294	31,185
Pebblebrook Hotel Trust	10,824	218,753
Pennsylvania REIT(b)	5,778	13,636
Physicians Realty Trust	15,710	296,291
Piedmont Office Realty Trust, Inc., Class A	10,422	225,011
PotlatchDeltic Corp.	5,505	202,254
Preferred Apartment Communities, Inc., Class A	3,809	36,338
PS Business Parks, Inc.	1,666	247,484
QTS Realty Trust, Inc., Class A	4,789	268,998
Retail Opportunity Investments Corp.	9,510	142,650
Retail Value, Inc.	1,241	34,487
Rexford Industrial Realty, Inc.	9,216	431,032
RLJ Lodging Trust	14,072	185,891
RPT Realty	6,500	84,240
Ryman Hospitality Properties, Inc.	3,819	265,459
Sabra Health Care REIT, Inc.	16,072	314,208
Safehold, Inc.(b)	896	48,940
Saul Centers, Inc.	1,002	43,096
Seritage Growth Properties, Class A	2,806	96,470
STAG Industrial, Inc.	11,140	311,697
Summit Hotel Properties, Inc.	8,616	79,870
Sunstone Hotel Investors, Inc.	18,684	204,590
Tanger Factory Outlet Centers, Inc.(b)	7,507	89,934
Terreno Realty Corp.	5,491	301,291
UMH Properties, Inc.	3,014	43,733
Uniti Group, Inc.	15,401	150,314
Universal Health Realty Income Trust	1,067	114,937
Urban Edge Properties	9,580	155,196
Urstadt Biddle Properties, Inc., Class A	2,461	50,721
Washington Prime Group, Inc.(b)	15,549	42,760
Washington REIT	6,676	179,251
Whitestone REIT	3,189	39,193
Xenia Hotels & Resorts, Inc.	9,434	141,133
		11,305,251
Food & Staples Retailing - 0.6%
Andersons, Inc. (The)	2,620	48,129
BJ's Wholesale Club Holdings, Inc.*	9,285	178,829
Chefs' Warehouse, Inc. (The)*	2,033	62,251
HF Foods Group, Inc.*	626	11,212
Ingles Markets, Inc., Class A	1,177	42,101
Natural Grocers by Vitamin Cottage, Inc.	754	5,203
Performance Food Group Co.*	8,566	363,198
PriceSmart, Inc.	1,870	104,140
Rite Aid Corp.*(b)	4,591	62,530
SpartanNash Co.	2,984	37,091
United Natural Foods, Inc.*	4,437	28,707
Village Super Market, Inc., Class A	687	14,118
Weis Markets, Inc.	794	29,577
		987,086
Food Products - 1.2%
Alico, Inc.	336	10,944
B&G Foods, Inc.(b)	5,280	78,144
Bridgford Foods Corp.*	144	2,517
Calavo Growers, Inc.	1,349	97,735
Cal-Maine Foods, Inc.	2,622	91,482
Darling Ingredients, Inc.*	13,667	351,242
Farmer Brothers Co.*	881	10,880
Fresh Del Monte Produce, Inc.	2,553	70,003
Freshpet, Inc.*	2,864	190,341
Hostess Brands, Inc.*	9,944	126,388
J&J Snack Foods Corp.	1,258	202,312
John B Sanfilippo & Son, Inc.	718	50,396
Lancaster Colony Corp.	1,573	227,220
Landec Corp.*	2,155	22,110
Limoneira Co.	1,301	21,727
Sanderson Farms, Inc.	1,656	204,615
Seneca Foods Corp., Class A*	551	19,131
Simply Good Foods Co. (The)*	6,867	151,486
Tootsie Roll Industries, Inc.	1,356	43,513
		1,972,186
Gas Utilities - 1.1%
Chesapeake Utilities Corp.	1,330	113,715
New Jersey Resources Corp.	7,390	260,941
Northwest Natural Holding Co.	2,518	165,609
ONE Gas, Inc.	4,349	357,227
RGC Resources, Inc.	626	17,184
South Jersey Industries, Inc.	7,709	208,528
Southwest Gas Holdings, Inc.	4,520	292,353
Spire, Inc.	4,138	310,557
		1,726,114
Health Care Equipment & Supplies - 4.0%
Accuray, Inc.*	7,311	21,677
Alphatec Holdings, Inc.*	3,252	19,024
AngioDynamics, Inc.*	3,069	35,263
Antares Pharma, Inc.*	13,458	41,720
Apyx Medical Corp.*	2,771	16,765
AtriCure, Inc.*	3,162	121,484
Atrion Corp.	119	73,341
Avanos Medical, Inc.*	3,936	127,566
Axogen, Inc.*	2,822	34,936
Axonics Modulation Technologies, Inc.*(b)	1,301	46,114
BioLife Solutions, Inc.*	604	8,547
BioSig Technologies, Inc.*(b)	1,320	4,778
Cardiovascular Systems, Inc.*	2,873	108,082
Cerus Corp.*	11,684	60,056
Conformis, Inc.*	5,379	4,191
CONMED Corp.	2,267	214,549
CryoLife, Inc.*	3,034	77,761
CryoPort, Inc.*	2,622	43,787
Cutera, Inc.*	1,167	28,918
CytoSorbents Corp.*	2,548	15,364
ElectroCore, Inc.*(b)	1,080	789
GenMark Diagnostics, Inc.*	4,614	16,103
Glaukos Corp.*	3,237	142,363
Globus Medical, Inc., Class A*	6,327	286,170

Ultra Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Haemonetics Corp.*	4,262	461,702
Heska Corp.*	583	55,659
Inogen, Inc.*	1,520	69,586
Integer Holdings Corp.*	2,705	243,910
IntriCon Corp.*	683	10,163
Invacare Corp.	2,798	21,209
iRadimed Corp.*	378	8,974
iRhythm Technologies, Inc.*	2,203	191,595
Lantheus Holdings, Inc.*	3,210	49,916
LeMaitre Vascular, Inc.(b)	1,368	38,988
LivaNova plc*	4,041	281,739
Meridian Bioscience, Inc.*	3,504	27,997
Merit Medical Systems, Inc.*	4,459	160,569
Mesa Laboratories, Inc.	333	79,684
Misonix, Inc.*	668	9,252
Natus Medical, Inc.*	2,807	75,452
Neogen Corp.*	4,266	259,160
Neuronetics, Inc.*	1,110	3,213
Nevro Corp.*	2,489	323,943
Novocure Ltd.*	7,229	525,910
NuVasive, Inc.*	4,321	284,365
OraSure Technologies, Inc.*	5,118	30,862
Orthofix Medical, Inc.*	1,504	53,151
OrthoPediatrics Corp.*	743	34,490
Pulse Biosciences, Inc.*(b)	936	6,412
Quidel Corp.*	2,946	227,549
Rockwell Medical, Inc.*(b)	5,146	14,460
RTI Surgical Holdings, Inc.*	4,726	17,486
SeaSpine Holdings Corp.*	1,320	18,652
Senseonics Holdings, Inc.*(b)	10,190	14,266
Shockwave Medical, Inc.*	2,120	85,097
SI-BONE, Inc.*	1,362	26,300
Sientra, Inc.*	3,208	13,442
Silk Road Medical, Inc.*	1,338	53,319
Soliton, Inc.*(b)	463	4,875
STAAR Surgical Co.*	3,698	116,043
Surmodics, Inc.*	1,091	38,087
Tactile Systems Technology, Inc.*	1,527	76,976
Tandem Diabetes Care, Inc.*	4,665	348,289
TransEnterix, Inc.*(b)	1,468	1,732
TransMedics Group, Inc.*	1,185	18,604
Utah Medical Products, Inc.	290	25,346
Vapotherm, Inc.*	1,250	10,825
Varex Imaging Corp.*	3,133	72,748
ViewRay, Inc.*(b)	5,868	16,841
Wright Medical Group NV*	10,500	317,625
Zynex, Inc.*	1,316	17,134
		6,392,945
Health Care Providers & Services - 2.3%
Addus HomeCare Corp.*	1,036	79,016
Amedisys, Inc.*	2,610	454,166
American Renal Associates Holdings, Inc.*	1,526	12,284
AMN Healthcare Services, Inc.*	3,832	282,035
Apollo Medical Holdings, Inc.*(b)	512	8,945
Avalon GloboCare Corp.*(b)	1,803	2,578
BioTelemetry, Inc.*	2,761	117,950
Brookdale Senior Living, Inc.*	15,360	100,915
Catasys, Inc.*(b)	600	9,072
Community Health Systems, Inc.*	7,169	35,343
CorVel Corp.*	736	50,740
Cross Country Healthcare, Inc.*	2,973	28,184
Ensign Group, Inc. (The)	4,210	187,345
Enzo Biochem, Inc.*	3,672	7,821

Exagen, Inc.*	275	4,697
Genesis Healthcare, Inc.*	6,969	11,499
Hanger, Inc.*	3,015	69,556
HealthEquity, Inc.*	5,763	409,115
Joint Corp. (The)*	1,087	16,120
LHC Group, Inc.*	2,505	304,257
Magellan Health, Inc.*	1,826	109,578
National HealthCare Corp.	1,017	75,472
National Research Corp.	1,001	55,045
Option Care Health, Inc.*	2,562	37,790
Owens & Minor, Inc.	5,129	35,031
Patterson Cos., Inc.	6,957	165,507
Pennant Group, Inc. (The)*	2,105	57,193
PetIQ, Inc.*	1,646	51,191
Progyny, Inc.*	965	26,566
Providence Service Corp. (The)*	970	59,927
R1 RCM, Inc.*	8,637	106,062
RadNet, Inc.*	3,497	71,444
Select Medical Holdings Corp.*	9,155	219,171
Surgery Partners, Inc.*	2,000	32,840
Tenet Healthcare Corp.*	8,560	224,957
Tivity Health, Inc.*(b)	3,950	50,047
Triple-S Management Corp., Class B*	1,905	28,556
US Physical Therapy, Inc.	1,046	109,014
		3,707,029
Health Care Technology - 1.2%
Allscripts Healthcare Solutions, Inc.*	13,465	101,526
Castlight Health, Inc., Class B*	8,482	7,687
Computer Programs & Systems, Inc.	1,057	28,306
Evolent Health, Inc., Class A*	6,163	56,946
Health Catalyst, Inc.*	684	20,780
HealthStream, Inc.*	2,168	52,726
HMS Holdings Corp.*	7,306	167,819
Inovalon Holdings, Inc., Class A*	6,055	117,951
Inspire Medical Systems, Inc.*	1,120	96,174
Livongo Health, Inc.*	1,228	30,712
NextGen Healthcare, Inc.*	4,550	59,514
Omnicell, Inc.*	3,448	280,909
OptimizeRx Corp.*	1,148	9,586
Phreesia, Inc.*	825	25,608
Simulations Plus, Inc.	994	32,365
Tabula Rasa HealthCare, Inc.*(b)	1,623	91,164
Teladoc Health, Inc.*	6,009	750,885
Vocera Communications, Inc.*	2,591	63,195
		1,993,853
Hotels, Restaurants & Leisure - 2.6%
BBX Capital Corp.	5,349	18,615
Biglari Holdings, Inc., Class B*	79	8,331
BJ's Restaurants, Inc.	1,592	52,456
Bloomin' Brands, Inc.	7,242	130,284
Bluegreen Vacations Corp.(b)	596	4,625
Boyd Gaming Corp.	6,707	179,144
Brinker International, Inc.	3,110	106,829
Carrols Restaurant Group, Inc.*	2,905	11,983
Century Casinos, Inc.*	2,268	15,831
Cheesecake Factory, Inc. (The)	3,461	123,315
Churchill Downs, Inc.	2,925	367,497
Chuy's Holdings, Inc.*	1,380	29,587
Cracker Barrel Old Country Store, Inc.	2,000	286,660
Dave & Buster's Entertainment, Inc.	2,568	84,770

Ultra Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Del Taco Restaurants, Inc.*	2,402	15,373
Denny's Corp.*	4,820	83,916
Dine Brands Global, Inc.	1,329	108,779
Drive Shack, Inc.*	5,029	14,383
El Pollo Loco Holdings, Inc.*	1,628	21,001
Eldorado Resorts, Inc.*(b)	5,482	275,087
Everi Holdings, Inc.*	5,718	59,467
Fiesta Restaurant Group, Inc.*	1,951	18,847
Golden Entertainment, Inc.*	1,423	23,166
Habit Restaurants, Inc. (The), Class A*	1,713	23,914
Inspired Entertainment, Inc.*	736	3,827
J Alexander's Holdings, Inc.*	1,087	8,924
Jack in the Box, Inc.	2,147	147,842
Kura Sushi USA, Inc., Class A*	280	5,211
Lindblad Expeditions Holdings, Inc.*	1,910	22,729
Marriott Vacations Worldwide Corp.	3,447	333,601
Monarch Casino & Resort, Inc.*	943	44,585
Nathan's Famous, Inc.	244	14,518
Noodles & Co.*	2,376	19,293
Papa John's International, Inc.	1,840	106,002
Penn National Gaming, Inc.*	9,142	270,329
PlayAGS, Inc.*	2,214	21,454
Potbelly Corp.*	1,730	8,650
RCI Hospitality Holdings, Inc.	753	15,173
Red Lion Hotels Corp.*	2,006	5,155
Red Robin Gourmet Burgers, Inc.*	1,080	29,700
Red Rock Resorts, Inc., Class A	5,810	119,744
Ruth's Hospitality Group, Inc.	2,298	43,961
Scientific Games Corp.*	4,642	84,670
SeaWorld Entertainment, Inc.*	3,925	106,799
Shake Shack, Inc., Class A*	2,414	143,488
Target Hospitality Corp.*	2,704	12,655
Texas Roadhouse, Inc.	5,496	308,985
Twin River Worldwide Holdings, Inc.	1,452	37,752
Wingstop, Inc.	2,442	206,227
		4,185,134
Household Durables - 1.8%
Bassett Furniture Industries, Inc.	794	7,837
Beazer Homes USA, Inc.*	2,392	29,326
Cavco Industries, Inc.*	717	144,633
Century Communities, Inc.*	2,256	75,193
Ethan Allen Interiors, Inc.	1,997	26,360
Flexsteel Industries, Inc.	622	8,546
GoPro, Inc., Class A*(b)	10,615	40,284
Green Brick Partners, Inc.*	2,023	22,132
Hamilton Beach Brands Holding Co., Class A	538	6,241
Helen of Troy Ltd.*	2,090	344,014
Hooker Furniture Corp.	967	18,189
Installed Building Products, Inc.*	1,885	124,504
iRobot Corp.*(b)	2,284	109,609
KB Home	7,135	232,530
La-Z-Boy, Inc.	3,733	106,950
Legacy Housing Corp.*	480	6,898
LGI Homes, Inc.*	1,667	125,608
Lifetime Brands, Inc.	987	6,277
Lovesac Co. (The)*	731	6,352
M/I Homes, Inc.*	2,256	83,991
MDC Holdings, Inc.	4,203	165,346
Meritage Homes Corp.*	3,015	191,332
Purple Innovation, Inc.*	645	8,759
Skyline Champion Corp.*	4,189	106,736
Sonos, Inc.*	5,877	67,821
Taylor Morrison Home Corp., Class A*	10,874	244,882
TopBuild Corp.*	2,785	281,285
TRI Pointe Group, Inc.*	11,517	176,556
Tupperware Brands Corp.	4,061	11,574
Universal Electronics, Inc.*	1,118	47,202
ZAGG, Inc.*	2,334	15,685
		2,842,652
Household Products - 0.2%
Central Garden & Pet Co.*	871	23,325
Central Garden & Pet Co., Class A*	3,496	88,484
Oil-Dri Corp. of America	438	13,328
WD-40 Co.	1,144	197,329
		322,466
Independent Power and Renewable Electricity Producers - 0.5%
Atlantic Power Corp.*	8,895	20,192
Clearway Energy, Inc., Class A	2,901	58,861
Clearway Energy, Inc., Class C	6,137	129,123
Ormat Technologies, Inc.	3,303	230,153
Pattern Energy Group, Inc., Class A	7,350	198,818
Sunnova Energy International, Inc.*	1,128	19,514
TerraForm Power, Inc., Class A	6,603	124,070
		780,731
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	2,985	85,699

Insurance - 2.2%
Ambac Financial Group, Inc.*	3,761	72,286
American Equity Investment Life Holding Co.	7,502	189,651
AMERISAFE, Inc.	1,590	103,620
Argo Group International Holdings Ltd.	2,717	152,858
BRP Group, Inc., Class A*	1,253	19,346
Citizens, Inc.*(b)	4,116	24,038
CNO Financial Group, Inc.	12,589	201,676
Crawford & Co., Class A	1,355	10,081
Donegal Group, Inc., Class A	859	12,258
eHealth, Inc.*	1,897	222,613
Employers Holdings, Inc.	2,627	101,245
Enstar Group Ltd.*	957	170,719
FBL Financial Group, Inc., Class A	806	38,495
FedNat Holding Co.	961	12,532
Genworth Financial, Inc., Class A*	42,123	164,280
Global Indemnity Ltd.	692	21,978
Goosehead Insurance, Inc., Class A	951	51,582
Greenlight Capital Re Ltd., Class A*	2,427	20,484
Hallmark Financial Services, Inc.*	1,087	15,414
HCI Group, Inc.	510	21,685
Health Insurance Innovations, Inc., Class A*	812	23,881
Heritage Insurance Holdings, Inc.	2,182	24,351
Horace Mann Educators Corp.	3,442	133,997
Independence Holding Co.	413	15,327
Investors Title Co.	116	19,019
James River Group Holdings Ltd.	2,464	99,570
Kinsale Capital Group, Inc.	1,700	206,499
MBIA, Inc.*	6,261	48,836

Ultra Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
National General Holdings Corp.	5,640	109,811
National Western Life Group, Inc., Class A	190	45,397
NI Holdings, Inc.*	794	11,211
Palomar Holdings, Inc.*	1,042	52,944
ProAssurance Corp.	4,435	120,410
ProSight Global, Inc.*	738	9,889
Protective Insurance Corp., Class B	762	10,866
RLI Corp.	3,324	267,183
Safety Insurance Group, Inc.	1,229	96,772
Selective Insurance Group, Inc.	4,871	271,704
State Auto Financial Corp.	1,432	35,771
Stewart Information Services Corp.	1,952	70,623
Third Point Reinsurance Ltd.*	6,150	54,858
Tiptree, Inc.	2,069	13,614
Trupanion, Inc.*(b)	2,397	73,684
United Fire Group, Inc.	1,762	67,555
United Insurance Holdings Corp.	1,716	16,130
Universal Insurance Holdings, Inc.	2,474	51,187
Watford Holdings Ltd.*	1,591	36,323
		3,614,253
Interactive Media & Services - 0.4%
Cargurus, Inc.*	6,239	159,032
Cars.com, Inc.*	5,582	50,685
DHI Group, Inc.*	4,167	9,501
Eventbrite, Inc., Class A*	3,040	44,414
EverQuote, Inc., Class A*	732	29,734
Liberty TripAdvisor Holdings, Inc., Class A*	6,043	26,317
Meet Group, Inc. (The)*	5,751	29,330
QuinStreet, Inc.*	3,850	49,588
Travelzoo*	438	3,583
TrueCar, Inc.*	8,725	22,947
Yelp, Inc.*	5,705	178,395
		603,526
Internet & Direct Marketing Retail - 0.4%
1-800-Flowers.com, Inc., Class A*	2,064	37,235
Duluth Holdings, Inc., Class B*(b)	893	6,126
Groupon, Inc.*	37,594	50,376
Lands' End, Inc.*	884	9,317
Leaf Group Ltd.*	1,457	3,832
Liquidity Services, Inc.*	2,279	8,934
PetMed Express, Inc.	1,631	43,058
Quotient Technology, Inc.*	6,243	55,875
RealReal, Inc. (The)*(b)	1,454	20,342
Rubicon Project, Inc. (The)*	4,081	46,319
Shutterstock, Inc.*	1,589	61,240
Stamps.com, Inc.*	1,374	193,885
Stitch Fix, Inc., Class A*(b)	3,440	82,663
Waitr Holdings, Inc.*(b)	4,803	1,726
		620,928
IT Services - 2.1%
Brightcove, Inc.*	3,234	25,160
Cardtronics plc, Class A*	3,060	110,986
Cass Information Systems, Inc.	1,172	55,025
Conduent, Inc.*	14,402	47,094
CSG Systems International, Inc.	2,737	121,112
Endurance International Group Holdings, Inc.*	5,957	22,220
EVERTEC, Inc.	5,047	149,795
Evo Payments, Inc., Class A*	2,951	74,601
Exela Technologies, Inc.*(b)	3,731	959
ExlService Holdings, Inc.*	2,790	208,273
GTT Communications, Inc.*(b)	2,808	42,513
Hackett Group, Inc. (The)	2,035	31,339
I3 Verticals, Inc., Class A*	1,205	34,921
Information Services Group, Inc.*	2,969	9,412
International Money Express, Inc.*	1,500	14,130
KBR, Inc.	11,786	305,965
Limelight Networks, Inc.*	9,424	47,544
LiveRamp Holdings, Inc.*	5,578	197,684
ManTech International Corp., Class A	2,229	166,952
MAXIMUS, Inc.	5,294	333,628
NIC, Inc.	5,472	100,083
Paysign, Inc.*(b)	2,514	20,187
Perficient, Inc.*	2,658	108,898
Perspecta, Inc.	11,642	290,701
PRGX Global, Inc.*	1,700	6,137
Priority Technology Holdings, Inc.*	545	1,123
Science Applications International Corp.	4,818	386,066
StarTek, Inc.*	1,381	8,604
Sykes Enterprises, Inc.*	3,182	100,806
TTEC Holdings, Inc.	1,192	44,617
Tucows, Inc., Class A*(b)	785	40,106
Unisys Corp.*	4,239	65,832
Verra Mobility Corp.*	10,617	160,794
Virtusa Corp.*	2,387	105,291
		3,438,558
Leisure Products - 0.4%
Acushnet Holdings Corp.	2,928	74,518
American Outdoor Brands Corp.*	4,502	44,840
Callaway Golf Co.	7,778	132,070
Clarus Corp.	1,950	22,542
Escalade, Inc.	878	7,454
Johnson Outdoors, Inc., Class A	410	25,588
Malibu Boats, Inc., Class A*	1,698	74,610
Marine Products Corp.	615	7,737
MasterCraft Boat Holdings, Inc.*	1,532	24,772
Sturm Ruger & Co., Inc.	1,392	66,872
Vista Outdoor, Inc.*	4,811	35,361
YETI Holdings, Inc.*	4,637	140,269
		656,633
Life Sciences Tools & Services - 0.9%
Accelerate Diagnostics, Inc.*(b)	2,270	29,079
ChromaDex Corp.*(b)	3,413	12,594
Codexis, Inc.*	4,399	51,248
Fluidigm Corp.*	5,753	19,100
Luminex Corp.	3,497	86,586
Medpace Holdings, Inc.*	2,297	206,592
NanoString Technologies, Inc.*	2,781	99,170
NeoGenomics, Inc.*	7,933	224,742
Pacific Biosciences of California, Inc.*	11,844	40,269
Personalis, Inc.*	741	6,469
Quanterix Corp.*	1,111	25,342
Repligen Corp.*	4,350	372,360
Syneos Health, Inc.*	5,182	328,280
		1,501,831
Machinery - 3.6%
Alamo Group, Inc.	811	89,834
Albany International Corp., Class A	2,549	163,314
Altra Industrial Motion Corp.	5,354	161,262
Astec Industries, Inc.	1,859	69,805

Ultra Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Barnes Group, Inc.	3,922	210,611
Blue Bird Corp.*	1,260	22,529
Briggs & Stratton Corp.	3,426	10,860
Chart Industries, Inc.*	2,997	170,589
CIRCOR International, Inc.*	1,625	58,468
Columbus McKinnon Corp.	1,918	59,631
Commercial Vehicle Group, Inc.*	2,527	11,018
Douglas Dynamics, Inc.	1,864	81,140
Eastern Co. (The)	450	11,462
Energy Recovery, Inc.*(b)	3,127	30,770
Enerpac Tool Group Corp.	4,576	97,789
EnPro Industries, Inc.	1,712	92,362
ESCO Technologies, Inc.	2,126	193,296
Evoqua Water Technologies Corp.*	6,230	130,643
Federal Signal Corp.	4,972	144,188
Franklin Electric Co., Inc.	3,846	198,800
Gencor Industries, Inc.*	756	7,598
Gorman-Rupp Co. (The)	1,466	46,897
Graham Corp.	798	13,231
Greenbrier Cos., Inc. (The)	2,672	64,743
Helios Technologies, Inc.	2,438	96,911
Hillenbrand, Inc.	6,077	142,202
Hurco Cos., Inc.	528	14,879
Hyster-Yale Materials Handling, Inc.	842	40,534
John Bean Technologies Corp.	2,596	251,449
Kadant, Inc.	914	83,009
Kennametal, Inc.	6,835	190,013
LB Foster Co., Class A*	833	13,128
Lindsay Corp.	899	89,028
Luxfer Holdings plc	2,282	35,394
Lydall, Inc.*	1,419	16,900
Manitowoc Co., Inc. (The)*	2,920	36,412
Mayville Engineering Co., Inc.*	525	3,827
Meritor, Inc.*	6,247	141,744
Miller Industries, Inc.	919	27,304
Mueller Industries, Inc.	4,616	129,156
Mueller Water Products, Inc., Class A	13,062	143,029
Navistar International Corp.*	4,126	149,815
NN, Inc.	3,491	27,055
Omega Flex, Inc.	241	18,870
Park-Ohio Holdings Corp.	725	17,777
Proto Labs, Inc.*	2,244	196,664
RBC Bearings, Inc.*	2,018	345,461
REV Group, Inc.	2,260	17,696
Rexnord Corp.	8,856	258,241
Spartan Motors, Inc.	2,805	41,374
SPX Corp.*	3,636	152,457
SPX FLOW, Inc.*	3,485	128,178
Standex International Corp.	1,027	65,143
Tennant Co.	1,497	107,095
Terex Corp.	5,274	116,081
Titan International, Inc.	4,173	9,264
TriMas Corp.*	3,731	94,581
Twin Disc, Inc.*	859	6,924
Wabash National Corp.	4,466	49,037
Watts Water Technologies, Inc., Class A	2,297	215,711
Welbilt, Inc.*	10,807	142,869
		5,756,052
Marine - 0.1%
Costamare, Inc.	4,298	28,066
Eagle Bulk Shipping, Inc.*	3,683	12,228
Genco Shipping & Trading Ltd.	1,262	9,692
Matson, Inc.	3,537	117,464
Safe Bulkers, Inc.*	4,235	5,590
Scorpio Bulkers, Inc.	4,538	14,612
		187,652
Media - 0.9%
Boston Omaha Corp., Class A*(b)	872	16,969
Cardlytics, Inc.*	1,191	94,553
Central European Media Enterprises Ltd., Class A*	7,379	32,689
Clear Channel Outdoor Holdings, Inc.*	4,066	8,417
comScore, Inc.*	4,074	14,259
Cumulus Media, Inc., Class A*	1,197	14,424
Daily Journal Corp.*(b)	94	23,500
Emerald Holding, Inc.	2,057	14,111
Entercom Communications Corp., Class A	9,920	34,422
Entravision Communications Corp., Class A	4,978	10,006
EW Scripps Co. (The), Class A	4,553	54,181
Fluent, Inc.*	3,548	8,267
Gannett Co., Inc.	9,769	41,030
Gray Television, Inc.*	7,578	143,376
Hemisphere Media Group, Inc.*	1,448	18,288
Lee Enterprises, Inc.*	4,455	6,682
Liberty Latin America Ltd., Class A*	3,848	58,297
Liberty Latin America Ltd., Class C*	9,473	143,895
Loral Space & Communications, Inc.*	1,068	33,172
Marchex, Inc., Class B*	2,987	7,736
MDC Partners, Inc., Class A*	4,707	11,815
Meredith Corp.	3,313	87,298
MSG Networks, Inc., Class A*	3,575	45,188
National CineMedia, Inc.	5,185	39,873
Saga Communications, Inc., Class A	316	9,094
Scholastic Corp.	2,456	78,813
TechTarget, Inc.*	1,917	44,340
TEGNA, Inc.	18,095	259,120
Tribune Publishing Co.	1,457	16,712
WideOpenWest, Inc.*	2,050	12,895
		1,383,422
Metals & Mining - 1.1%
AK Steel Holding Corp.*	26,210	60,545
Allegheny Technologies, Inc.*	10,468	178,898
Carpenter Technology Corp.	3,920	144,060
Century Aluminum Co.*	4,179	24,238
Cleveland-Cliffs, Inc.(b)	22,369	129,964
Coeur Mining, Inc.*	19,823	82,464
Commercial Metals Co.	9,813	179,185
Compass Minerals International, Inc.	2,839	154,868
Gold Resource Corp.	5,051	20,305
Haynes International, Inc.	1,034	26,171
Hecla Mining Co.	40,857	107,863
Kaiser Aluminum Corp.	1,311	123,955
Materion Corp.	1,689	76,579
Novagold Resources, Inc.*	19,260	153,695
Olympic Steel, Inc.	767	9,242
Ramaco Resources, Inc.*(b)	681	1,961
Ryerson Holding Corp.*	1,346	11,212

Ultra Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Schnitzer Steel Industries, Inc., Class A	2,138	35,234
SunCoke Energy, Inc.	6,071	27,987
Synalloy Corp.*	692	7,923
TimkenSteel Corp.*	3,349	16,980
Warrior Met Coal, Inc.	4,302	76,232
Worthington Industries, Inc.	3,218	102,332
		1,751,893
Mortgage Real Estate Investment Trusts (REITs) - 1.4%
AG Mortgage Investment Trust, Inc.	2,708	40,539
Anworth Mortgage Asset Corp.	8,127	26,575
Apollo Commercial Real Estate Finance, Inc.	12,842	208,040
Ares Commercial Real Estate Corp.	2,246	34,274
Arlington Asset Investment Corp., Class A	3,003	16,997
ARMOUR Residential REIT, Inc.	4,904	88,664
Blackstone Mortgage Trust, Inc., Class A	10,504	378,774
Capstead Mortgage Corp.	7,781	55,245
Cherry Hill Mortgage Investment Corp.	1,305	18,609
Colony Credit Real Estate, Inc.	6,732	85,698
Dynex Capital, Inc.	1,861	31,823
Ellington Financial, Inc.	2,548	42,118
Exantas Capital Corp.	2,538	29,085
Granite Point Mortgage Trust, Inc.	4,512	74,087
Great Ajax Corp.	1,434	20,262
Invesco Mortgage Capital, Inc.	13,463	216,485
KKR Real Estate Finance Trust, Inc.	2,101	41,264
Ladder Capital Corp.	8,567	130,647
New York Mortgage Trust, Inc.	25,565	145,721
Orchid Island Capital, Inc.	5,270	30,197
PennyMac Mortgage Investment Trust	7,470	154,629
Ready Capital Corp.	2,637	38,237
Redwood Trust, Inc.	9,308	158,981
TPG RE Finance Trust, Inc.	4,125	79,283
Western Asset Mortgage Capital Corp.	4,325	43,337
		2,189,571
Multiline Retail - 0.1%
Big Lots, Inc.	3,240	51,224
Dillard's, Inc., Class A(b)	831	46,777
JC Penney Co., Inc.*(b)	26,778	18,477
		116,478
Multi-Utilities - 0.6%
Avista Corp.	5,541	261,258
Black Hills Corp.	5,083	366,993
NorthWestern Corp.	4,216	296,553
Unitil Corp.	1,215	68,453
		993,257
Oil, Gas & Consumable Fuels - 1.4%
Abraxas Petroleum Corp.*	13,327	2,532
Altus Midstream Co.*(b)	4,192	6,120
Amplify Energy Corp.	1,087	4,544
Arch Coal, Inc., Class A	1,255	63,189
Ardmore Shipping Corp.	2,778	15,279
Berry Corp.	5,214	33,213
Bonanza Creek Energy, Inc.*	1,575	25,657
Brigham Minerals, Inc., Class A	1,339	21,357
California Resources Corp.*(b)	4,023	25,546
Callon Petroleum Co.*	31,985	72,606
Chaparral Energy, Inc., Class A*(b)	2,585	1,385
Clean Energy Fuels Corp.*	11,179	25,265
CNX Resources Corp.*	15,515	82,385
Comstock Resources, Inc.*(b)	1,289	7,721
CONSOL Energy, Inc.*	2,147	12,216
Contura Energy, Inc.*	1,509	8,586
CVR Energy, Inc.	2,462	69,970
Delek US Holdings, Inc.	6,159	131,679
Denbury Resources, Inc.*	40,092	30,165
DHT Holdings, Inc.	7,613	42,252
Diamond S Shipping, Inc.*	1,852	19,076
Dorian LPG Ltd.*	2,289	25,454
Earthstone Energy, Inc., Class A*	1,646	6,337
Energy Fuels, Inc.*	7,837	9,248
Evolution Petroleum Corp.	2,261	10,649
Extraction Oil & Gas, Inc.*(b)	7,044	4,850
Falcon Minerals Corp.	3,211	12,828
GasLog Ltd.	3,367	18,889
Golar LNG Ltd.	7,885	101,046
Goodrich Petroleum Corp.*	756	4,030
Green Plains, Inc.	2,855	34,231
Gulfport Energy Corp.*	13,329	10,924
Hallador Energy Co.	1,692	2,183
HighPoint Resources Corp.*	9,348	6,363
International Seaways, Inc.*	2,098	41,729
Laredo Petroleum, Inc.*	15,014	16,215
Magnolia Oil & Gas Corp., Class A*	8,409	63,152
Matador Resources Co.*	9,241	89,083
Montage Resources Corp.*	1,780	6,212
NACCO Industries, Inc., Class A	307	12,655
NextDecade Corp.*(b)	1,044	3,999
Nordic American Tankers Ltd.	11,593	37,329
Northern Oil and Gas, Inc.*	24,679	35,785
Oasis Petroleum, Inc.*	26,576	43,452
Overseas Shipholding Group, Inc., Class A*	5,384	9,260
Panhandle Oil and Gas, Inc., Class A	1,276	8,485
Par Pacific Holdings, Inc.*	2,947	48,891
PDC Energy, Inc.*	8,324	158,406
Peabody Energy Corp.	5,328	31,116
Penn Virginia Corp.*	1,128	17,935
PrimeEnergy Resources Corp.*	43	5,633
QEP Resources, Inc.	19,911	44,800
Renewable Energy Group, Inc.*	3,063	81,016
REX American Resources Corp.*	467	32,695
Ring Energy, Inc.*(b)	5,011	7,066
Rosehill Resources, Inc.*	878	678
SandRidge Energy, Inc.*	2,565	5,284
Scorpio Tankers, Inc.	3,670	72,593
SFL Corp. Ltd.	6,766	82,139
SilverBow Resources, Inc.*	589	1,655
SM Energy Co.	9,325	61,265
Southwestern Energy Co.*	45,239	64,239
Talos Energy, Inc.*	1,675	23,785
Teekay Corp.*	5,713	20,910
Teekay Tankers Ltd., Class A*	1,981	32,786
Tellurian, Inc.*(b)	7,857	14,143
Unit Corp.*(b)	4,420	1,548
Uranium Energy Corp.*(b)	14,831	8,900
W&T Offshore, Inc.*	7,834	20,368

Ultra Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Whiting Petroleum Corp.*(b)	7,571	14,006
World Fuel Services Corp.	5,369	151,835
		2,318,823
Paper & Forest Products - 0.4%
Boise Cascade Co.	3,232	114,671
Clearwater Paper Corp.*	1,330	36,269
Louisiana-Pacific Corp.	9,833	279,749
Neenah, Inc.	1,393	80,474
PH Glatfelter Co.	3,624	51,678
Schweitzer-Mauduit International, Inc.	2,570	86,661
Verso Corp., Class A*	2,901	47,315
		696,817
Personal Products - 0.3%
BellRing Brands, Inc., Class A*	3,310	65,041
Edgewell Personal Care Co.*	4,499	136,590
elf Beauty, Inc.*	2,183	34,841
Inter Parfums, Inc.	1,465	87,988
Lifevantage Corp.*	1,145	13,637
Medifast, Inc.	922	76,627
Nature's Sunshine Products, Inc.*	728	5,970
Revlon, Inc., Class A*(b)	574	9,936
USANA Health Sciences, Inc.*	1,043	68,942
Youngevity International, Inc.*(b)	717	789
		500,361
Pharmaceuticals - 1.8%
AcelRx Pharmaceuticals, Inc.*(b)	6,520	8,606
Acer Therapeutics, Inc.*(b)	418	1,371
Aclaris Therapeutics, Inc.*(b)	2,564	2,923
Aerie Pharmaceuticals, Inc.*	3,512	61,460
Akorn, Inc.*	7,771	9,014
Amneal Pharmaceuticals, Inc.*	9,837	37,872
Amphastar Pharmaceuticals, Inc.*	2,986	45,955
ANI Pharmaceuticals, Inc.*	761	36,536
Arvinas, Inc.*	1,765	83,184
Assertio Therapeutics, Inc.*	5,366	5,795
Axsome Therapeutics, Inc.*	2,094	163,332
Baudax Bio, Inc.*(b)	645	4,502
BioDelivery Sciences International, Inc.*	6,950	33,777
Cara Therapeutics, Inc.*	3,313	49,794
cbdMD, Inc.*	856	873
Cerecor, Inc.*	1,842	5,618
Chiasma, Inc.*	2,850	12,683
Collegium Pharmaceutical, Inc.*	2,674	63,508
Corcept Therapeutics, Inc.*	7,966	100,531
CorMedix, Inc.*(b)	2,113	10,988
Cymabay Therapeutics, Inc.*	5,732	9,515
Eloxx Pharmaceuticals, Inc.*	2,093	6,551
Endo International plc*	18,708	103,268
Evofem Biosciences, Inc.*(b)	1,177	6,944
Evolus, Inc.*(b)	1,537	13,203
EyePoint Pharmaceuticals, Inc.*(b)	5,249	6,771
Fulcrum Therapeutics, Inc.*	378	7,152
Innoviva, Inc.*	5,315	71,593
Intersect ENT, Inc.*	2,556	60,986
Intra-Cellular Therapies, Inc.*	3,705	78,176
Kala Pharmaceuticals, Inc.*(b)	1,853	9,914
Kaleido Biosciences, Inc.*(b)	945	5,642
Lannett Co., Inc.*(b)	2,703	23,516
Liquidia Technologies, Inc.*	1,117	4,613
Mallinckrodt plc*	6,992	29,926
Marinus Pharmaceuticals, Inc.*	4,280	10,700
Menlo Therapeutics, Inc.*	1,289	3,803
MyoKardia, Inc.*	3,697	234,353
NGM Biopharmaceuticals, Inc.*(b)	2,032	36,657
Ocular Therapeutix, Inc.*(b)	3,514	16,533
Odonate Therapeutics, Inc.*	976	28,880
Omeros Corp.*(b)	3,928	46,782
Optinose, Inc.*(b)	2,074	12,548
Osmotica Pharmaceuticals plc*	657	3,830
Pacira BioSciences, Inc.*	3,410	147,926
Paratek Pharmaceuticals, Inc.*(b)	2,735	13,073
Phathom Pharmaceuticals, Inc.*	895	32,327
Phibro Animal Health Corp., Class A	1,697	42,849
Prestige Consumer Healthcare, Inc.*	4,196	156,763
Reata Pharmaceuticals, Inc., Class A*	1,861	362,430
Recro Pharma, Inc.*	1,633	23,417
resTORbio, Inc.*(b)	1,278	1,776
Revance Therapeutics, Inc.*	3,756	86,839
Satsuma Pharmaceuticals, Inc.*	368	10,484
SIGA Technologies, Inc.*	4,584	22,897
Strongbridge Biopharma plc*	3,011	8,340
Supernus Pharmaceuticals, Inc.*	4,103	73,813
TherapeuticsMD, Inc.*(b)	18,426	31,140
Theravance Biopharma, Inc.*	3,720	90,582
Tricida, Inc.*	1,817	57,744
Verrica Pharmaceuticals, Inc.*	1,073	12,737
WaVe Life Sciences Ltd.*	1,874	15,817
Xeris Pharmaceuticals, Inc.*	2,219	7,900
Zogenix, Inc.*	3,549	89,009
Zynerba Pharmaceuticals, Inc.*(b)	1,904	8,111
		2,866,152
Professional Services - 1.4%
Acacia Research Corp.*	4,096	9,421
ASGN, Inc.*	4,253	215,669
Barrett Business Services, Inc.	603	36,120
BG Staffing, Inc.	826	12,737
CBIZ, Inc.*	4,270	111,191
CRA International, Inc.	627	29,162
Exponent, Inc.	4,306	317,137
Forrester Research, Inc.*	895	32,274
Franklin Covey Co.*	811	25,506
FTI Consulting, Inc.*	3,099	348,916
GP Strategies Corp.*	1,064	11,832
Heidrick & Struggles International, Inc.	1,566	34,922
Huron Consulting Group, Inc.*	1,866	110,728
ICF International, Inc.	1,510	114,730
InnerWorkings, Inc.*	3,673	11,533
Insperity, Inc.	3,127	210,353
Kelly Services, Inc., Class A	2,756	45,777
Kforce, Inc.	1,683	51,264
Korn Ferry	4,695	164,231
Mistras Group, Inc.*	1,498	11,759
Resources Connection, Inc.	2,545	31,889
TriNet Group, Inc.*	3,719	196,586
TrueBlue, Inc.*	3,218	47,884
Upwork, Inc.*	4,777	41,393
Willdan Group, Inc.*	836	25,707
		2,248,721
Real Estate Management & Development - 0.7%
Altisource Portfolio Solutions SA*	470	7,468
American Realty Investors, Inc.*	207	2,637

Ultra Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Consolidated-Tomoka Land Co.	407	23,407
Cushman & Wakefield plc*	9,376	170,549
eXp World Holdings, Inc.*(b)	1,717	16,414
Forestar Group, Inc.*	1,003	17,944
FRP Holdings, Inc.*	579	26,188
Griffin Industrial Realty, Inc.	80	3,219
Kennedy-Wilson Holdings, Inc.	10,212	206,384
Marcus & Millichap, Inc.*	1,911	61,076
Maui Land & Pineapple Co., Inc.*	562	6,188
Newmark Group, Inc., Class A	11,950	114,122
Rafael Holdings, Inc., Class B*	877	16,453
RE/MAX Holdings, Inc., Class A	1,487	43,346
Realogy Holdings Corp.(b)	9,469	87,778
Redfin Corp.*	7,449	201,570
RMR Group, Inc. (The), Class A	1,261	46,985
St Joe Co. (The)*	2,779	54,663
Stratus Properties, Inc.*	488	13,986
Tejon Ranch Co.*	1,747	26,345
Transcontinental Realty Investors, Inc.*	88	2,794
		1,149,516
Road & Rail - 0.5%
ArcBest Corp.	2,119	41,977
Avis Budget Group, Inc.*	4,787	154,979
Covenant Transportation Group, Inc., Class A*	1,049	12,693
Daseke, Inc.*	3,805	12,556
Heartland Express, Inc.	3,822	68,452
Hertz Global Holdings, Inc.*	8,445	108,012
Marten Transport Ltd.	3,265	63,798
PAM Transportation Services, Inc.*	159	6,298
Roadrunner Transportation Systems, Inc.*(b)	297	2,195
Saia, Inc.*	2,158	188,415
Universal Logistics Holdings, Inc.	663	10,217
US Xpress Enterprises, Inc., Class A*	1,817	7,831
Werner Enterprises, Inc.	3,766	126,538
YRC Worldwide, Inc.*(b)	2,775	5,883
		809,844
Semiconductors & Semiconductor Equipment - 2.8%
Adesto Technologies Corp.*	2,252	27,609
Advanced Energy Industries, Inc.*	3,168	188,417
Alpha & Omega Semiconductor Ltd.*	1,684	18,255
Ambarella, Inc.*	2,628	156,235
Amkor Technology, Inc.*	8,173	85,285
Axcelis Technologies, Inc.*	2,684	64,389
AXT, Inc.*	3,205	11,153
Brooks Automation, Inc.	5,906	203,816
Cabot Microelectronics Corp.	2,413	336,083
CEVA, Inc.*	1,807	51,337
Cirrus Logic, Inc.*	4,849	332,835
Cohu, Inc.	3,350	68,574
Diodes, Inc.*	3,417	150,382
DSP Group, Inc.*	1,836	24,988
Enphase Energy, Inc.*	7,642	374,229
FormFactor, Inc.*	6,280	140,484
GSI Technology, Inc.*	1,321	8,798
Ichor Holdings Ltd.*	1,831	52,953
Impinj, Inc.*	1,397	42,958
Inphi Corp.*	3,741	279,303
Lattice Semiconductor Corp.*	10,498	188,439
MACOM Technology Solutions Holdings, Inc.*	3,823	96,607
MaxLinear, Inc.*	5,499	85,015
NeoPhotonics Corp.*	3,276	21,654
NVE Corp.	397	25,118
Onto Innovation, Inc.*	4,005	122,433
PDF Solutions, Inc.*	2,352	34,433
Photronics, Inc.*	5,427	67,566
Power Integrations, Inc.	2,357	205,177
Rambus, Inc.*	9,191	128,490
Semtech Corp.*	5,484	216,563
Silicon Laboratories, Inc.*	3,578	317,297
SMART Global Holdings, Inc.*	1,127	30,249
SunPower Corp.*(b)	5,234	44,855
Synaptics, Inc.*	2,799	184,874
Ultra Clean Holdings, Inc.*	3,289	68,773
Veeco Instruments, Inc.*	4,006	53,640
Xperi Corp.	4,098	70,445
		4,579,711
Software - 4.7%
8x8, Inc.*	7,801	144,319
A10 Networks, Inc.*	4,095	27,478
ACI Worldwide, Inc.*	9,584	267,106
Agilysys, Inc.*	1,722	55,328
Alarm.com Holdings, Inc.*	3,058	147,549
Altair Engineering, Inc., Class A*	3,328	115,814
American Software, Inc., Class A	2,399	39,464
Appfolio, Inc., Class A*	1,308	160,845
Appian Corp.*(b)	2,834	125,121
Avaya Holdings Corp.*	9,229	119,608
Benefitfocus, Inc.*	2,466	30,776
Blackbaud, Inc.	4,066	275,675
Blackline, Inc.*	3,598	225,127
Bottomline Technologies DE, Inc.*	3,604	159,585
Box, Inc., Class A*	11,925	199,744
ChannelAdvisor Corp.*	2,221	21,144
Cloudera, Inc.*	20,036	178,320
CommVault Systems, Inc.*	3,408	142,114
Cornerstone OnDemand, Inc.*	4,741	194,523
Digimarc Corp.*	975	19,500
Digital Turbine, Inc.*	6,529	40,023
Domo, Inc., Class B*	1,456	30,707
Ebix, Inc.(b)	1,936	51,188
eGain Corp.*	1,696	13,704
Envestnet, Inc.*	4,017	303,203
Everbridge, Inc.*	2,767	292,361
Five9, Inc.*	4,978	363,543
ForeScout Technologies, Inc.*	3,523	114,638
GTY Technology Holdings, Inc.*(b)	3,298	17,743
Ideanomics, Inc.*(b)	4,134	1,490
Instructure, Inc.*	2,876	140,234
Intelligent Systems Corp.*(b)	567	20,792
j2 Global, Inc.	3,881	338,928
LivePerson, Inc.*	5,168	136,745
Majesco*	631	4,215
MicroStrategy, Inc., Class A*	688	92,990
Mitek Systems, Inc.*	3,110	27,088
MobileIron, Inc.*	8,200	33,210
Model N, Inc.*	2,744	79,576
OneSpan, Inc.*	2,726	45,006
Phunware, Inc.*(b)	2,567	2,618
Ping Identity Holding Corp.*	1,146	26,518
Progress Software Corp.	3,700	137,973

Ultra Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
PROS Holdings, Inc.*	2,738	125,373
Q2 Holdings, Inc.*	3,633	273,819
QAD, Inc., Class A	954	46,794
Qualys, Inc.*	2,801	224,584
Rapid7, Inc.*	4,101	189,876
Rimini Street, Inc.*	1,691	7,812
Rosetta Stone, Inc.*	1,727	29,825
SailPoint Technologies Holding, Inc.*	7,135	180,658
SecureWorks Corp., Class A*	679	9,431
SharpSpring, Inc.*	851	9,701
ShotSpotter, Inc.*	677	24,101
SPS Commerce, Inc.*	2,911	153,119
SVMK, Inc.*	7,225	131,712
Synchronoss Technologies, Inc.*(b)	3,233	15,906
Telaria, Inc.*	3,671	44,860
Telenav, Inc.*	2,802	16,714
Tenable Holdings, Inc.*	3,136	76,895
TiVo Corp.	10,347	78,327
Upland Software, Inc.*	1,905	74,124
Varonis Systems, Inc.*	2,467	197,903
Verint Systems, Inc.*	5,528	303,377
VirnetX Holding Corp.*(b)	5,105	28,639
Workiva, Inc.*	3,058	130,699
Yext, Inc.*	7,865	119,233
Zix Corp.*	4,448	35,050
Zuora, Inc., Class A*	7,359	97,433
		7,589,598
Specialty Retail - 2.2%
Aaron's, Inc.	5,623	221,153
Abercrombie & Fitch Co., Class A	5,224	68,591
American Eagle Outfitters, Inc.	13,239	170,518
America's Car-Mart, Inc.*	519	53,338
Asbury Automotive Group, Inc.*	1,607	142,445
Ascena Retail Group, Inc.*(b)	652	2,478
At Home Group, Inc.*	3,966	19,830
Barnes & Noble Education, Inc.*	3,415	11,304
Bed Bath & Beyond, Inc.(b)	10,146	109,678
Boot Barn Holdings, Inc.*	2,329	71,430
Buckle, Inc. (The)	2,404	54,403
Caleres, Inc.	3,279	37,807
Camping World Holdings, Inc., Class A	2,740	37,483
Cato Corp. (The), Class A	1,845	29,834
Chico's FAS, Inc.	9,714	38,953
Children's Place, Inc. (The)(b)	1,261	72,634
Citi Trends, Inc.	927	18,327
Conn's, Inc.*(b)	1,502	12,241
Container Store Group, Inc. (The)*	1,324	5,005
Designer Brands, Inc., Class A	5,176	69,928
Express, Inc.*	5,476	20,261
GameStop Corp., Class A(b)	7,477	26,917
Genesco, Inc.*	1,205	41,464
GNC Holdings, Inc., Class A*(b)	6,805	11,432
Group 1 Automotive, Inc.	1,468	125,118
Guess?, Inc.	3,827	61,997
Haverty Furniture Cos., Inc.	1,484	24,961
Hibbett Sports, Inc.*	1,461	28,519
Hudson Ltd., Class A*	3,301	30,732
J. Jill, Inc.(b)	1,403	1,193
Lithia Motors, Inc., Class A	1,866	222,353
Lumber Liquidators Holdings, Inc.*	2,373	23,255
MarineMax, Inc.*	1,754	29,695
Michaels Cos., Inc. (The)*	6,982	29,953
Monro, Inc.	2,717	152,478
Murphy USA, Inc.*	2,426	236,535
National Vision Holdings, Inc.*	6,520	227,026
Office Depot, Inc.	45,231	106,293
Party City Holdco, Inc.*(b)	4,488	8,931
Rent-A-Center, Inc.	4,105	87,395
RH*	1,377	249,788
RTW RetailWinds, Inc.*	2,524	707
Sally Beauty Holdings, Inc.*	10,043	124,935
Shoe Carnival, Inc.(b)	783	23,405
Signet Jewelers Ltd.	4,314	100,602
Sleep Number Corp.*	2,324	102,372
Sonic Automotive, Inc., Class A	2,027	56,756
Sportsman's Warehouse Holdings, Inc.*	3,531	21,186
Tailored Brands, Inc.(b)	4,160	13,603
Tilly's, Inc., Class A	1,829	11,889
Winmark Corp.	207	41,400
Zumiez, Inc.*	1,661	44,066
		3,534,597
Technology Hardware, Storage & Peripherals - 0.1%
3D Systems Corp.*	9,571	87,670
AstroNova, Inc.	569	6,179
Avid Technology, Inc.*	2,358	17,426
Diebold Nixdorf, Inc.*	6,391	44,865
Immersion Corp.*	2,594	18,132
Sonim Technologies, Inc.*	828	2,401
Stratasys Ltd.*	4,279	68,464
		245,137
Textiles, Apparel & Luxury Goods - 0.8%
Centric Brands, Inc.*(b)	1,390	2,822
Crocs, Inc.*	5,743	150,294
Culp, Inc.	917	8,363
Deckers Outdoor Corp.*	2,338	406,344
Delta Apparel, Inc.*	514	10,157
Fossil Group, Inc.*	3,894	17,873
G-III Apparel Group Ltd.*	3,672	82,106
Kontoor Brands, Inc.(b)	3,681	124,197
Movado Group, Inc.	1,310	19,257
Oxford Industries, Inc.	1,384	83,580
Rocky Brands, Inc.	577	14,050
Steven Madden Ltd.	6,990	228,573
Superior Group of Cos., Inc.	886	10,650
Unifi, Inc.*	1,200	25,644
Vera Bradley, Inc.*	1,703	14,067
Vince Holding Corp.*(b)	257	2,776
Wolverine World Wide, Inc.	6,626	174,197
		1,374,950
Thrifts & Mortgage Finance - 1.9%
Axos Financial, Inc.*	4,811	119,842
Bridgewater Bancshares, Inc.*	1,860	23,250
Capitol Federal Financial, Inc.	10,991	134,145
Columbia Financial, Inc.*	4,338	67,326
ESSA Bancorp, Inc.	787	13,017
Essent Group Ltd.	8,017	349,862
Federal Agricultural Mortgage Corp., Class C	751	56,370
First Defiance Financial Corp.	3,072	73,467
Flagstar Bancorp, Inc.	2,886	92,006
FS Bancorp, Inc.	333	15,914
Greene County Bancorp, Inc.	275	7,439
Hingham Institution for Savings	116	21,223
Home Bancorp, Inc.	634	20,966

Ultra Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
HomeStreet, Inc.	1,866	50,550
Kearny Financial Corp.	6,593	71,930
Luther Burbank Corp.	1,661	17,324
Merchants Bancorp	717	12,920
Meridian Bancorp, Inc.	3,992	65,908
Meta Financial Group, Inc.	2,938	96,513
MMA Capital Holdings, Inc.*	400	12,076
Mr Cooper Group, Inc.*	6,333	81,252
NMI Holdings, Inc., Class A*	5,420	126,503
Northfield Bancorp, Inc.	3,633	51,334
Northwest Bancshares, Inc.	8,353	116,023
OceanFirst Financial Corp.	4,549	92,982
Ocwen Financial Corp.*	11,207	14,009
OP Bancorp	1,092	9,664
PCSB Financial Corp.	1,348	24,749
PDL Community Bancorp*	694	9,751
PennyMac Financial Services, Inc.	2,079	73,306
Pioneer Bancorp, Inc.*	919	12,517
Provident Bancorp, Inc.*	717	7,880
Provident Financial Holdings, Inc.	487	9,618
Provident Financial Services, Inc.	5,080	101,498
Prudential Bancorp, Inc.	728	11,961
Radian Group, Inc.	16,844	357,767
Riverview Bancorp, Inc.	1,770	11,417
Southern Missouri Bancorp, Inc.	646	21,202
Sterling Bancorp, Inc.	1,376	9,632
Territorial Bancorp, Inc.	648	16,472
Timberland Bancorp, Inc.	617	14,345
TrustCo Bank Corp.	7,913	54,283
Walker & Dunlop, Inc.	2,305	149,479
Washington Federal, Inc.	6,583	197,424
Waterstone Financial, Inc.	1,964	32,661
Western New England Bancorp, Inc.	1,983	17,530
WSFS Financial Corp.	4,272	147,213
		3,094,520
Tobacco - 0.1%
22nd Century Group, Inc.*(b)	9,628	7,125
Pyxus International, Inc.*(b)	702	2,703
Turning Point Brands, Inc.(b)	689	18,017
Universal Corp.	2,043	100,822
Vector Group Ltd.	9,234	107,299
		235,966
Trading Companies & Distributors - 1.3%
Aircastle Ltd.	4,360	138,866
Applied Industrial Technologies, Inc.	3,191	188,237
Beacon Roofing Supply, Inc.*	5,652	167,864
BlueLinx Holdings, Inc.*(b)	744	8,742
BMC Stock Holdings, Inc.*	5,543	135,970
CAI International, Inc.*	1,367	33,820
DXP Enterprises, Inc.*	1,353	38,412
EVI Industries, Inc.*(b)	378	8,342
Foundation Building Materials, Inc.*	1,693	26,411
GATX Corp.	2,915	208,510
General Finance Corp.*	966	7,525
GMS, Inc.*	3,316	75,771
H&E Equipment Services, Inc.	2,657	63,130
Herc Holdings, Inc.*	2,006	73,580
Kaman Corp.	2,303	127,724
Lawson Products, Inc.*	348	13,920
MRC Global, Inc.*	6,547	56,959
NOW, Inc.*	9,013	79,585
Rush Enterprises, Inc., Class A	2,264	94,907
Rush Enterprises, Inc., Class B	379	15,884
SiteOne Landscape Supply, Inc.*	3,401	337,549
Systemax, Inc.	1,029	21,465
Textainer Group Holdings Ltd.*	4,381	36,143
Titan Machinery, Inc.*	1,576	15,933
Transcat, Inc.*	575	16,612
Triton International Ltd.	4,502	154,734
Veritiv Corp.*	1,078	12,979
Willis Lease Finance Corp.*	243	13,778
		2,173,352
Water Utilities - 0.5%
American States Water Co.	3,052	233,753
AquaVenture Holdings Ltd.*	1,167	31,556
Artesian Resources Corp., Class A	666	22,864
Cadiz, Inc.*(b)	1,094	9,583
California Water Service Group	4,001	191,888
Consolidated Water Co. Ltd.	1,200	19,392
Global Water Resources, Inc.	981	11,723
Middlesex Water Co.	1,350	80,284
Pure Cycle Corp.*	1,424	17,615
SJW Group	2,191	134,045
York Water Co. (The)	1,075	45,462
		798,165
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc.*	3,616	45,815
Gogo, Inc.*(b)	4,570	16,498
Shenandoah Telecommunications Co.	3,990	177,276
Spok Holdings, Inc.	1,464	14,581
		254,170
TOTAL COMMON STOCKS (Cost $175,596,990)		153,734,806

	Number of Rights

RIGHTS - 0.0%(c)

Biotechnology - 0.0%(c)
Oncternal Therapeutics, Inc., CVR*(d)(e)	42	—
Spero Therapeutics, Inc., expiring 3/2/2020*(d)(e)	150	81
Tobira Therapeutics, Inc., CVR*(d)(e)	756	—
		81
Chemicals - 0.0%(c)
Schulman A, Inc., CVR*(d)(e)	2,369	1,239
Pharmaceuticals - 0.0%
ANI Pharmaceuticals, Inc., CVR, expiring 12/31/2050*(d)(e)	2	—
Omthera Pharmaceuticals, Inc., CVR*(d)(e)	3,327	—
		—
TOTAL RIGHTS (Cost $–)		1,320

Ultra Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

SECURITIES LENDING REINVESTMENTS(f) - 1.9%

INVESTMENT COMPANIES - 1.9%
BlackRock Liquidity FedFund, Institutional Class 1.49% (Cost $3,135,344)	3,135,344	3,135,344

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 8.6%

REPURCHASE AGREEMENTS(g) - 8.6%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $13,883,969 (Cost $13,882,138)	13,882,138	13,882,138

Total Investments - 105.6% (Cost $192,614,472)		170,753,608
Liabilities in excess of other assets - (5.6%)		(9,019,746)
Net Assets - 100.0%		161,733,862

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $30,055,388.
(b)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $3,709,225, collateralized in the form of cash with a value of $3,135,344 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $717,862 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from March 12, 2020 – November 15, 2049; a total value of $3,853,206.
(c)	Represents less than 0.05% of net assets.
(d)	Security fair valued as of February 29, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 29, 2020 amounted to $1,320, which represents approximately 0.00% of net assets of the Fund.
(e)	Illiquid security.
(f)	The security was purchased with cash collateral held from securities on loan at February 29, 2020. The total value of securities purchased was $3,135,344.
(g)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
CVR	Contingent Value Rights - No defined expiration

Ultra Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Russell 2000 E-Mini Index	180	3/20/2020	USD	$13,297,500	$(41,964)

Swap Agreements

Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
4,480,395	11/6/2020	Bank of America NA	1.77%	Russell 2000® Index	985,003
40,417,271	11/6/2020	BNP Paribas SA	1.57%	Russell 2000® Index	(3,399,584)
12,152,495	11/6/2020	Citibank NA	1.72%	Russell 2000® Index	(1,736,323)
26,829,686	11/8/2021	Credit Suisse International	1.82%	Russell 2000® Index	(3,027,335)
18,512,956	12/7/2020	Goldman Sachs International	1.82%	Russell 2000® Index	(1,156,230)
3,265,092	1/6/2021	Morgan Stanley & Co. International plc	1.57%	iShares® Russell 2000 ETF	(270,875)
15,582,242	1/6/2021	Morgan Stanley & Co. International plc	1.77%	Russell 2000® Index	(1,311,492)
13,716,035	1/6/2021	Societe Generale	2.12%	Russell 2000® Index	(2,923,597)
21,427,429	11/8/2021	UBS AG	1.67%	Russell 2000® Index	(284,023)
156,383,601					(13,124,456)
				Total Unrealized Appreciation	985,003
				Total Unrealized Depreciation	(14,109,459)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra S&P500® Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 90.8%

Aerospace & Defense - 2.2%
Arconic, Inc.	32,401	950,969
Boeing Co. (The)	44,695	12,296,041
General Dynamics Corp.	19,592	3,128,647
Huntington Ingalls Industries, Inc.	3,426	704,146
L3Harris Technologies, Inc.	18,489	3,655,830
Lockheed Martin Corp.	20,750	7,674,803
Northrop Grumman Corp.	13,102	4,308,462
Raytheon Co.	23,288	4,391,185
Textron, Inc.	19,093	775,176
TransDigm Group, Inc.	4,156	2,318,258
United Technologies Corp.	67,841	8,859,356
		49,062,873
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	11,307	779,052
Expeditors International of Washington, Inc.	14,246	1,003,203
FedEx Corp.	20,075	2,833,988
United Parcel Service, Inc., Class B	58,592	5,301,990
		9,918,233
Airlines - 0.3%
Alaska Air Group, Inc.	10,291	519,284
American Airlines Group, Inc.	32,602	621,068
Delta Air Lines, Inc.	48,125	2,220,006
Southwest Airlines Co.	39,607	1,829,447
United Airlines Holdings, Inc.*	18,204	1,121,185
		6,310,990
Auto Components - 0.1%
Aptiv plc	21,354	1,667,961
BorgWarner, Inc.	17,273	545,827
		2,213,788
Automobiles - 0.3%
Ford Motor Co.	325,640	2,266,454
General Motors Co.	105,151	3,207,106
Harley-Davidson, Inc.	12,908	393,307
		5,866,867
Banks - 4.5%
Bank of America Corp.	677,002	19,294,557
Citigroup, Inc.	182,556	11,585,004
Citizens Financial Group, Inc.	36,364	1,152,375
Comerica, Inc.	12,053	634,470
Fifth Third Bancorp	59,358	1,448,335
First Republic Bank	14,093	1,417,333
Huntington Bancshares, Inc.	86,368	1,059,735
JPMorgan Chase & Co.	262,292	30,454,725
KeyCorp	82,368	1,346,717
M&T Bank Corp.	11,035	1,549,093
People's United Financial, Inc.	37,138	519,561
PNC Financial Services Group, Inc. (The)	36,648	4,632,307
Regions Financial Corp.	80,664	1,090,577
SVB Financial Group*	4,320	899,251
Truist Financial Corp.	112,167	5,175,386
US Bancorp	118,860	5,519,859
Wells Fargo & Co.	321,865	13,148,185
Zions Bancorp NA	14,261	569,727
		101,497,197
Beverages - 1.7%
Brown-Forman Corp., Class B	15,232	935,397
Coca-Cola Co. (The)	322,477	17,249,295
Constellation Brands, Inc., Class A	14,004	2,414,010
Molson Coors Beverage Co., Class B	15,709	779,323
Monster Beverage Corp.*	31,922	1,992,252
PepsiCo, Inc.	116,599	15,394,566
		38,764,843
Biotechnology - 1.9%
AbbVie, Inc.	123,671	10,599,842
Alexion Pharmaceuticals, Inc.*	18,512	1,740,683
Amgen, Inc.	49,683	9,923,186
Biogen, Inc.*	15,079	4,650,213
Gilead Sciences, Inc.	105,773	7,336,415
Incyte Corp.*	14,947	1,127,153
Regeneron Pharmaceuticals, Inc.*	6,677	2,968,394
Vertex Pharmaceuticals, Inc.*	21,507	4,818,213
		43,164,099
Building Products - 0.2%
Allegion plc	7,776	894,162
AO Smith Corp.	11,465	453,441
Fortune Brands Home & Security, Inc.	11,636	718,523
Johnson Controls International plc	64,511	2,359,167
Masco Corp.	23,763	981,887
		5,407,180
Capital Markets - 2.4%
Ameriprise Financial, Inc.	10,599	1,497,639
Bank of New York Mellon Corp. (The)	70,191	2,800,621
BlackRock, Inc.	9,865	4,567,594
Cboe Global Markets, Inc.	9,271	1,056,894
Charles Schwab Corp. (The)	95,615	3,896,311
CME Group, Inc.	29,956	5,955,852
E*TRADE Financial Corp.	18,906	865,517
Franklin Resources, Inc.	23,329	507,639
Goldman Sachs Group, Inc. (The)	26,641	5,348,713
Intercontinental Exchange, Inc.	46,564	4,154,440
Invesco Ltd.	31,125	448,200
MarketAxess Holdings, Inc.	3,172	1,028,775
Moody's Corp.	13,577	3,258,887
Morgan Stanley	102,863	4,631,921
MSCI, Inc.	7,081	2,092,011
Nasdaq, Inc.	9,600	984,480
Northern Trust Corp.	17,710	1,554,230
Raymond James Financial, Inc.	10,316	862,727
S&P Global, Inc.	20,430	5,432,541
State Street Corp.	30,409	2,071,157
T. Rowe Price Group, Inc.	19,533	2,305,089
		55,321,238
Chemicals - 1.6%
Air Products & Chemicals, Inc.	18,433	4,048,071
Albemarle Corp.	8,866	725,682
Celanese Corp.	10,105	947,243
CF Industries Holdings, Inc.	18,203	670,963
Corteva, Inc.	62,582	1,702,230
Dow, Inc.	62,007	2,505,703
DuPont de Nemours, Inc.	61,948	2,657,569
Eastman Chemical Co.	11,373	699,553
Ecolab, Inc.	20,983	3,786,382
FMC Corp.	10,847	1,009,856
International Flavors & Fragrances, Inc.(b)	8,929	1,069,516
Linde plc	44,924	8,580,933

Ultra S&P500® Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
LyondellBasell Industries NV, Class A	21,468	1,534,103
Mosaic Co. (The)	29,253	498,179
PPG Industries, Inc.	19,785	2,066,543
Sherwin-Williams Co. (The)	6,878	3,554,207
		36,056,733
Commercial Services & Supplies - 0.4%
Cintas Corp.	7,002	1,867,713
Copart, Inc.*	17,107	1,445,199
Republic Services, Inc.	17,622	1,590,562
Rollins, Inc.	11,777	440,931
Waste Management, Inc.	32,644	3,617,282
		8,961,687
Communications Equipment - 0.8%
Arista Networks, Inc.*	4,536	875,992
Cisco Systems, Inc.	354,755	14,165,367
F5 Networks, Inc.*	5,078	609,106
Juniper Networks, Inc.	27,991	593,969
Motorola Solutions, Inc.	14,326	2,373,532
		18,617,966
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	11,329	1,046,120
Quanta Services, Inc.	11,896	453,594
		1,499,714
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5,222	1,188,162
Vulcan Materials Co.	11,071	1,331,398
		2,519,560
Consumer Finance - 0.6%
American Express Co.	56,102	6,167,293
Capital One Financial Corp.	38,942	3,437,021
Discover Financial Services	26,221	1,719,573
Synchrony Financial	49,713	1,446,648
		12,770,535
Containers & Packaging - 0.3%
Amcor plc	135,489	1,262,758
Avery Dennison Corp.	6,980	799,140
Ball Corp.	27,356	1,927,504
International Paper Co.	32,789	1,211,881
Packaging Corp. of America	7,909	716,714
Sealed Air Corp.	12,924	391,726
Westrock Co.	21,575	717,369
		7,027,092
Distributors - 0.1%
Genuine Parts Co.	12,140	1,059,094
LKQ Corp.*	25,638	758,372
		1,817,466
Diversified Consumer Services - 0.0%(c)
H&R Block, Inc.	16,330	337,541

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B*	163,575	33,752,065

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	611,057	21,521,428
CenturyLink, Inc.	82,084	990,754
Verizon Communications, Inc.	345,853	18,731,398
		41,243,580
Electric Utilities - 2.0%
Alliant Energy Corp.	20,102	1,047,716
American Electric Power Co., Inc.	41,308	3,687,152
Duke Energy Corp.	60,970	5,590,949
Edison International	29,978	2,014,222
Entergy Corp.	16,658	1,947,487
Evergy, Inc.	19,062	1,245,702
Eversource Energy	27,077	2,341,077
Exelon Corp.	81,309	3,505,231
FirstEnergy Corp.	45,183	2,011,999
NextEra Energy, Inc.	40,879	10,332,576
Pinnacle West Capital Corp.	9,392	840,490
PPL Corp.	60,464	1,814,525
Southern Co. (The)	87,719	5,294,719
Xcel Energy, Inc.	43,847	2,732,545
		44,406,390
Electrical Equipment - 0.4%
AMETEK, Inc.	19,131	1,645,266
Eaton Corp. plc	34,564	3,135,646
Emerson Electric Co.	50,937	3,265,571
Rockwell Automation, Inc.	9,676	1,775,546
		9,822,029
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	24,793	2,273,022
CDW Corp.	12,022	1,373,153
Corning, Inc.	64,324	1,534,770
FLIR Systems, Inc.	11,206	475,919
IPG Photonics Corp.*	2,969	378,963
Keysight Technologies, Inc.*	15,675	1,485,363
TE Connectivity Ltd.	27,972	2,318,040
Zebra Technologies Corp., Class A*	4,507	950,842
		10,790,072
Energy Equipment & Services - 0.3%
Baker Hughes Co.	54,338	874,298
Halliburton Co.	73,400	1,244,864
Helmerich & Payne, Inc.	9,067	334,482
National Oilwell Varco, Inc.	32,270	603,772
Schlumberger Ltd.	115,767	3,136,128
TechnipFMC plc	35,148	521,596
		6,715,140
Entertainment - 1.7%
Activision Blizzard, Inc.	64,247	3,734,678
Electronic Arts, Inc.*	24,425	2,475,962
Live Nation Entertainment, Inc.*	11,786	716,235
Netflix, Inc.*	36,656	13,527,164
Take-Two Interactive Software, Inc.*	9,458	1,016,546
Walt Disney Co. (The)	150,702	17,730,090
		39,200,675
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	10,263	1,558,745
American Tower Corp.	37,035	8,399,538
Apartment Investment & Management Co., Class A	12,442	595,225
AvalonBay Communities, Inc.	11,685	2,343,894
Boston Properties, Inc.	12,034	1,551,664
Crown Castle International Corp.	34,769	4,982,050
Digital Realty Trust, Inc.(b)	17,446	2,095,439
Duke Realty Corp.	30,744	998,258
Equinix, Inc.	7,136	4,087,501
Equity Residential	29,194	2,192,469
Essex Property Trust, Inc.	5,522	1,564,714
Extra Space Storage, Inc.	10,841	1,088,003
Federal Realty Investment Trust	5,871	683,032
Healthpeak Properties, Inc.	41,407	1,310,118
Host Hotels & Resorts, Inc.	59,977	868,467

Ultra S&P500® Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Iron Mountain, Inc.	24,013	730,235
Kimco Realty Corp.	35,306	612,559
Mid-America Apartment Communities, Inc.	9,541	1,233,270
Prologis, Inc.	61,737	5,203,194
Public Storage	12,565	2,627,593
Realty Income Corp.	27,247	1,972,410
Regency Centers Corp.	14,010	804,734
SBA Communications Corp.	9,409	2,494,232
Simon Property Group, Inc.	25,658	3,157,987
SL Green Realty Corp.	6,819	534,882
UDR, Inc.	24,507	1,102,325
Ventas, Inc.	31,174	1,676,226
Vornado Realty Trust	13,242	709,506
Welltower, Inc.	33,938	2,539,241
Weyerhaeuser Co.	62,335	1,619,463
		61,336,974
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	36,950	10,388,123
Kroger Co. (The)	67,080	1,886,960
Sysco Corp.	42,670	2,843,956
Walgreens Boots Alliance, Inc.	62,694	2,868,878
Walmart, Inc.	118,605	12,771,386
		30,759,303
Food Products - 1.0%
Archer-Daniels-Midland Co.	46,551	1,752,645
Campbell Soup Co.	14,129	637,500
Conagra Brands, Inc.	40,697	1,086,203
General Mills, Inc.	50,554	2,477,146
Hershey Co. (The)	12,405	1,786,196
Hormel Foods Corp.	23,251	967,242
JM Smucker Co. (The)	9,540	982,524
Kellogg Co.	20,819	1,258,925
Kraft Heinz Co. (The)	52,088	1,290,220
Lamb Weston Holdings, Inc.	12,211	1,061,014
McCormick & Co., Inc. (Non-Voting)	10,326	1,509,558
Mondelez International, Inc., Class A	120,403	6,357,278
Tyson Foods, Inc., Class A	24,690	1,674,723
		22,841,174
Gas Utilities - 0.0%(c)
Atmos Energy Corp.	9,984	1,030,848

Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	147,797	11,384,803
ABIOMED, Inc.*	3,777	567,532
Align Technology, Inc.*	5,992	1,308,353
Baxter International, Inc.	42,701	3,564,253
Becton Dickinson and Co.	22,610	5,377,110
Boston Scientific Corp.*	116,578	4,358,851
Cooper Cos., Inc. (The)	4,150	1,346,966
Danaher Corp.	53,452	7,728,090
DENTSPLY SIRONA, Inc.	18,592	915,470
Edwards Lifesciences Corp.*	17,434	3,571,181
Hologic, Inc.*	22,428	1,056,807
IDEXX Laboratories, Inc.*	7,181	1,827,636
Intuitive Surgical, Inc.*	9,679	5,168,199
Medtronic plc	112,072	11,282,288
ResMed, Inc.	12,033	1,912,766
STERIS plc	7,090	1,124,616
Stryker Corp.	26,926	5,131,826
Teleflex, Inc.	3,863	1,294,182
Varian Medical Systems, Inc.*	7,590	933,342
Zimmer Biomet Holdings, Inc.	17,198	2,341,508
		72,195,779
Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	12,573	1,060,155
Anthem, Inc.	21,206	5,451,851
Cardinal Health, Inc.	24,455	1,274,595
Centene Corp.*	48,817	2,588,277
Cigna Corp.	31,220	5,711,387
CVS Health Corp.	108,791	6,438,251
DaVita, Inc.*	7,506	582,616
HCA Healthcare, Inc.	22,129	2,810,604
Henry Schein, Inc.*	12,273	747,917
Humana, Inc.	11,078	3,541,415
Laboratory Corp. of America Holdings*	8,128	1,428,008
McKesson Corp.	15,063	2,106,711
Quest Diagnostics, Inc.	11,256	1,193,811
UnitedHealth Group, Inc.	79,229	20,200,226
Universal Health Services, Inc., Class B	6,710	830,296
		55,966,120
Health Care Technology - 0.1%
Cerner Corp.	26,277	1,820,208

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	33,493	1,120,676
Chipotle Mexican Grill, Inc.*	2,137	1,653,141
Darden Restaurants, Inc.	10,263	1,000,643
Hilton Worldwide Holdings, Inc.	23,597	2,293,628
Las Vegas Sands Corp.	28,260	1,647,841
Marriott International, Inc., Class A	22,694	2,814,056
McDonald's Corp.	62,971	12,227,079
MGM Resorts International	43,080	1,058,045
Norwegian Cruise Line Holdings Ltd.*	17,790	662,855
Royal Caribbean Cruises Ltd.	14,376	1,155,974
Starbucks Corp.	98,768	7,746,374
Wynn Resorts Ltd.	8,087	873,234
Yum! Brands, Inc.	25,300	2,258,025
		36,511,571
Household Durables - 0.4%
DR Horton, Inc.	28,047	1,494,064
Garmin Ltd.	12,083	1,068,016
Leggett & Platt, Inc.	11,004	436,419
Lennar Corp., Class A	23,406	1,412,318
Mohawk Industries, Inc.*	4,970	602,116
Newell Brands, Inc.	31,865	491,677
NVR, Inc.*	289	1,059,815
PulteGroup, Inc.	21,297	856,139
Whirlpool Corp.	5,285	675,740
		8,096,304
Household Products - 1.6%
Church & Dwight Co., Inc.	20,520	1,426,550
Clorox Co. (The)	10,502	1,674,229
Colgate-Palmolive Co.	71,669	4,842,674
Kimberly-Clark Corp.	28,676	3,762,005
Procter & Gamble Co. (The)	208,548	23,613,890
		35,319,348
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	55,509	928,666
NRG Energy, Inc.	21,045	698,904
		1,627,570

Ultra S&P500® Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Industrial Conglomerates - 1.2%
3M Co.	48,077	7,175,012
General Electric Co.	730,348	7,946,186
Honeywell International, Inc.	59,754	9,690,306
Roper Technologies, Inc.	8,707	3,062,252
		27,873,756
Insurance - 2.1%
Aflac, Inc.	61,383	2,630,262
Allstate Corp. (The)	27,108	2,853,117
American International Group, Inc.	72,752	3,067,224
Aon plc	19,573	4,071,184
Arthur J Gallagher & Co.	15,599	1,520,746
Assurant, Inc.	5,063	610,547
Chubb Ltd.	37,906	5,497,507
Cincinnati Financial Corp.	12,707	1,184,801
Everest Re Group Ltd.	3,415	846,510
Globe Life, Inc.	8,333	772,136
Hartford Financial Services Group, Inc. (The)	30,147	1,505,843
Lincoln National Corp.	16,585	752,793
Loews Corp.	21,389	975,980
Marsh & McLennan Cos., Inc.	42,208	4,413,268
MetLife, Inc.	65,365	2,792,393
Principal Financial Group, Inc.	21,596	958,646
Progressive Corp. (The)	48,897	3,577,305
Prudential Financial, Inc.	33,626	2,537,082
Travelers Cos., Inc. (The)	21,584	2,585,979
Unum Group	17,254	402,191
Willis Towers Watson plc	10,752	2,034,816
WR Berkley Corp.	12,137	814,878
		46,405,208
Interactive Media & Services - 4.8%
Alphabet, Inc., Class A*	25,054	33,553,569
Alphabet, Inc., Class C*	25,001	33,484,589
Facebook, Inc., Class A*	201,244	38,733,433
Twitter, Inc.*	64,930	2,155,676
		107,927,267
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc.*	34,832	65,614,780
Booking Holdings, Inc.*	3,503	5,939,897
eBay, Inc.	63,952	2,215,297
Expedia Group, Inc.	11,693	1,153,164
		74,923,138
IT Services - 5.1%
Accenture plc, Class A	53,110	9,591,135
Akamai Technologies, Inc.*	13,516	1,169,269
Alliance Data Systems Corp.	3,424	294,053
Automatic Data Processing, Inc.	36,173	5,597,410
Broadridge Financial Solutions, Inc.	9,590	1,000,812
Cognizant Technology Solutions Corp., Class A	45,789	2,789,924
DXC Technology Co.	21,405	516,075
Fidelity National Information Services, Inc.	51,396	7,181,049
Fiserv, Inc.*	47,770	5,224,127
FleetCor Technologies, Inc.*	7,255	1,928,307
Gartner, Inc.*	7,487	968,743
Global Payments, Inc.	25,132	4,623,534
International Business Machines Corp.	74,057	9,638,519
Jack Henry & Associates, Inc.	6,427	975,233
Leidos Holdings, Inc.	11,139	1,143,418
Mastercard, Inc., Class A	74,233	21,546,128
Paychex, Inc.	26,632	2,063,447
PayPal Holdings, Inc.*	98,186	10,603,106
VeriSign, Inc.*	8,642	1,639,820
Visa, Inc., Class A	143,151	26,019,126
Western Union Co. (The)	35,062	785,038
		115,298,273
Leisure Products - 0.0%(c)
Hasbro, Inc.	10,631	821,245

Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	25,883	1,994,803
Illumina, Inc.*	12,299	3,267,475
IQVIA Holdings, Inc.*	15,089	2,104,765
Mettler-Toledo International, Inc.*	2,031	1,425,153
PerkinElmer, Inc.	9,296	803,546
Thermo Fisher Scientific, Inc.	33,530	9,750,524
Waters Corp.*	5,383	1,049,093
		20,395,359
Machinery - 1.4%
Caterpillar, Inc.	46,229	5,743,491
Cummins, Inc.	12,806	1,937,420
Deere & Co.	26,333	4,120,588
Dover Corp.	12,137	1,246,955
Flowserve Corp.	10,935	439,478
Fortive Corp.	24,721	1,709,704
IDEX Corp.	6,359	941,132
Illinois Tool Works, Inc.	24,454	4,102,892
Ingersoll-Rand plc	20,044	2,586,478
PACCAR, Inc.	28,929	1,935,350
Parker-Hannifin Corp.	10,744	1,985,169
Pentair plc	14,057	553,705
Snap-on, Inc.	4,592	664,692
Stanley Black & Decker, Inc.	12,714	1,827,002
Westinghouse Air Brake Technologies Corp.	15,222	1,045,752
Xylem, Inc.	15,054	1,164,276
		32,004,084
Media - 1.3%
Charter Communications, Inc., Class A*	13,106	6,463,486
Comcast Corp., Class A	379,634	15,348,602
Discovery, Inc., Class A*	13,231	340,037
Discovery, Inc., Class C*	28,057	704,231
DISH Network Corp., Class A*	21,407	717,563
Fox Corp., Class A	29,651	911,472
Fox Corp., Class B	13,578	413,450
Interpublic Group of Cos., Inc. (The)	32,418	692,448
News Corp., Class A	32,492	392,341
News Corp., Class B	10,189	126,751
Omnicom Group, Inc.	18,215	1,261,935
ViacomCBS, Inc.	45,192	1,112,175
		28,484,491
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	121,328	1,208,427
Newmont Corp.	68,565	3,060,056
Nucor Corp.	25,355	1,048,429
		5,316,912
Multiline Retail - 0.5%
Dollar General Corp.	21,290	3,199,887
Dollar Tree, Inc.*	19,803	1,644,243
Kohl's Corp.	13,090	512,474

Ultra S&P500® Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Macy's, Inc.	25,841	341,876
Nordstrom, Inc.	8,960	310,912
Target Corp.	42,371	4,364,213
		10,373,605
Multi-Utilities - 1.0%
Ameren Corp.	20,571	1,625,109
CenterPoint Energy, Inc.	41,999	966,817
CMS Energy Corp.	23,738	1,434,250
Consolidated Edison, Inc.	27,809	2,191,905
Dominion Energy, Inc.	68,841	5,381,989
DTE Energy Co.	16,070	1,794,537
NiSource, Inc.	31,232	843,889
Public Service Enterprise Group, Inc.	42,287	2,169,746
Sempra Energy	23,571	3,294,754
WEC Energy Group, Inc.	26,371	2,434,835
		22,137,831
Oil, Gas & Consumable Fuels - 2.9%
Apache Corp.	31,450	783,734
Cabot Oil & Gas Corp.	34,112	475,180
Chevron Corp.	158,123	14,759,201
Cimarex Energy Co.	8,508	281,189
Concho Resources, Inc.	16,812	1,143,552
ConocoPhillips	91,757	4,442,874
Devon Energy Corp.	32,367	525,640
Diamondback Energy, Inc.	13,477	835,574
EOG Resources, Inc.	48,675	3,079,181
Exxon Mobil Corp.	353,820	18,200,501
Hess Corp.	21,664	1,217,084
HollyFrontier Corp.	12,424	418,440
Kinder Morgan, Inc.	162,898	3,122,755
Marathon Oil Corp.	66,887	553,824
Marathon Petroleum Corp.	54,301	2,574,953
Noble Energy, Inc.	40,006	633,295
Occidental Petroleum Corp.	74,708	2,445,940
ONEOK, Inc.	34,551	2,305,243
Phillips 66	37,157	2,781,573
Pioneer Natural Resources Co.	13,847	1,700,135
Valero Energy Corp.	34,342	2,275,157
Williams Cos., Inc. (The)	101,354	1,930,794
		66,485,819
Personal Products - 0.2%
Coty, Inc., Class A	24,727	228,230
Estee Lauder Cos., Inc. (The), Class A	18,589	3,412,941
		3,641,171
Pharmaceuticals - 4.2%
Allergan plc	27,460	5,235,798
Bristol-Myers Squibb Co.	196,029	11,577,473
Eli Lilly & Co.	70,661	8,912,472
Johnson & Johnson	220,101	29,599,182
Merck & Co., Inc.	212,913	16,300,619
Mylan NV*	43,174	742,161
Perrigo Co. plc	11,386	577,156
Pfizer, Inc.	462,797	15,466,676
Zoetis, Inc.	39,824	5,305,752
		93,717,289
Professional Services - 0.3%
Equifax, Inc.	10,124	1,438,013
IHS Markit Ltd.	33,530	2,388,677
Nielsen Holdings plc	29,754	541,821
Robert Half International, Inc.	9,832	495,631
Verisk Analytics, Inc.	13,702	2,125,317
		6,989,459
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	27,994	1,571,583

Road & Rail - 0.9%
CSX Corp.	65,032	4,581,504
JB Hunt Transport Services, Inc.	7,134	688,003
Kansas City Southern	8,287	1,248,685
Norfolk Southern Corp.	21,808	3,976,689
Old Dominion Freight Line, Inc.	5,345	1,035,861
Union Pacific Corp.	58,050	9,276,971
		20,807,713
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc.*	97,803	4,448,080
Analog Devices, Inc.	30,808	3,359,612
Applied Materials, Inc.	77,251	4,489,828
Broadcom, Inc.	33,174	9,043,896
Intel Corp.	363,771	20,196,566
KLA Corp.	13,198	2,028,665
Lam Research Corp.	12,134	3,560,480
Maxim Integrated Products, Inc.	22,624	1,258,347
Microchip Technology, Inc.	19,987	1,813,021
Micron Technology, Inc.*	92,585	4,866,268
NVIDIA Corp.	51,173	13,820,292
Qorvo, Inc.*	9,706	976,229
QUALCOMM, Inc.	95,469	7,475,223
Skyworks Solutions, Inc.	14,252	1,427,765
Texas Instruments, Inc.	78,174	8,922,780
Xilinx, Inc.	21,033	1,756,045
		89,443,097
Software - 7.2%
Adobe, Inc.*	40,477	13,969,422
ANSYS, Inc.*	7,163	1,734,807
Autodesk, Inc.*	18,397	3,511,619
Cadence Design Systems, Inc.*	23,466	1,552,041
Citrix Systems, Inc.	10,243	1,059,024
Fortinet, Inc.*	11,863	1,210,738
Intuit, Inc.	21,766	5,786,491
Microsoft Corp.	637,985	103,359,950
NortonLifeLock, Inc.	47,954	912,565
Oracle Corp.	181,165	8,960,421
Paycom Software, Inc.*	4,104	1,159,995
salesforce.com, Inc.*	74,187	12,641,465
ServiceNow, Inc.*	15,776	5,144,396
Synopsys, Inc.*	12,574	1,734,332
		162,737,266
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	5,795	770,619
AutoZone, Inc.*	1,997	2,061,922
Best Buy Co., Inc.	19,043	1,440,603
CarMax, Inc.*	13,755	1,200,949
Gap, Inc. (The)	17,791	254,945
Home Depot, Inc. (The)	91,225	19,872,454
L Brands, Inc.	19,429	420,832
Lowe's Cos., Inc.	64,094	6,830,498
O'Reilly Automotive, Inc.*	6,324	2,331,785
Ross Stores, Inc.	30,255	3,291,139
Tiffany & Co.	9,034	1,206,852
TJX Cos., Inc. (The)	101,408	6,064,198
Tractor Supply Co.	9,903	876,515
Ulta Beauty, Inc.*	4,774	1,227,348
		47,850,659

Ultra S&P500® Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	349,266	95,475,354
Hewlett Packard Enterprise Co.	108,211	1,384,019
HP, Inc.	123,934	2,576,588
NetApp, Inc.	19,088	891,791
Seagate Technology plc	19,332	926,969
Western Digital Corp.	24,852	1,380,777
Xerox Holdings Corp.	15,545	500,549
		103,136,047
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd.*	12,685	327,527
Hanesbrands, Inc.	30,250	400,510
NIKE, Inc., Class B	104,204	9,313,753
PVH Corp.	6,203	459,704
Ralph Lauren Corp.	4,151	437,972
Tapestry, Inc.	23,075	541,109
Under Armour, Inc., Class A*	15,742	223,379
Under Armour, Inc., Class C*	16,270	203,050
VF Corp.	27,385	1,971,720
		13,878,724
Tobacco - 0.7%
Altria Group, Inc.	156,230	6,307,005
Philip Morris International, Inc.	130,135	10,654,152
		16,961,157
Trading Companies & Distributors - 0.2%
Fastenal Co.	47,966	1,641,396
United Rentals, Inc.*	6,295	833,962
WW Grainger, Inc.	3,652	1,013,576
		3,488,934
Water Utilities - 0.1%
American Water Works Co., Inc.	15,118	1,869,492

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.*	26,476	2,387,076

TOTAL COMMON STOCKS (Cost $2,243,374,872)		2,047,497,407

SECURITIES LENDING REINVESTMENTS(d) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 1.49% (Cost $2,626,986)	2,626,986	2,626,986

	Principal Amount ($)
SHORT-TERM INVESTMENTS - 3.4%

REPURCHASE AGREEMENTS(e) - 3.4%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $76,758,141 (Cost $76,748,019)	76,748,019	76,748,019

Total Investments - 94.3% (Cost $2,322,749,877)		2,126,872,412
Other Assets Less Liabilities - 5.7%		129,224,169
Net Assets - 100.0%		2,256,096,581

Ultra S&P500® Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $505,861,107.
(b)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $2,513,602, collateralized in the form of cash with a value of $2,626,986 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at February 29, 2020. The total value of securities purchased was $2,626,986.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased
Ultra S&P500® had the following open long futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P 500 E-Mini Index	475	3/20/2020	USD	$70,389,063	$(955,108)

Ultra S&P500® Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Swap Agreements
Ultra S&P500® had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
423,022,286	12/7/2020	Bank of America NA	1.87%	S&P 500®	(17,445,823)
43,016,397	11/8/2021	BNP Paribas SA	2.22%	S&P 500®	(17,329,011)
546,096,430	11/6/2020	Citibank NA	2.07%	S&P 500®	(15,013,661)
180,236,962	11/8/2021	Credit Suisse International	1.92%	S&P 500®	(11,746,353)
231,771,447	12/7/2020	Goldman Sachs International	2.02%	SPDR® S&P 500® ETF Trust	(19,778,002)
244,736,447	12/7/2020	Goldman Sachs International	2.12%	S&P 500®	(12,141,334)
32,112,371	11/8/2021	Morgan Stanley & Co. International plc	2.17%	S&P 500®	(1,755,819)
372,249,445	1/6/2021	Societe Generale	2.17%	S&P 500®	(3,422,044)
318,293,970	11/6/2020	UBS AG	2.17%	S&P 500®	23,601,233
2,391,535,755					(75,030,814)
				Total Unrealized Appreciation	23,601,233
				Total Unrealized Depreciation	(98,632,047)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra Semiconductors Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 92.3%

Communications Equipment - 0.2%
InterDigital, Inc.	1,984	104,934

Semiconductors & Semiconductor Equipment - 92.1%
Advanced Micro Devices, Inc.*	74,387	3,383,121
Analog Devices, Inc.	23,478	2,560,276
Applied Materials, Inc.	58,877	3,421,932
Broadcom, Inc.	25,286	6,893,469
Cirrus Logic, Inc.*	3,683	252,801
Cree, Inc.*	6,861	306,892
Cypress Semiconductor Corp.	23,536	543,446
Entegris, Inc.	8,599	458,499
Intel Corp.	277,473	15,405,301
KLA Corp.	10,065	1,547,091
Lam Research Corp.	9,245	2,712,760
Marvell Technology Group Ltd.	42,497	905,186
Maxim Integrated Products, Inc.	17,253	959,612
Microchip Technology, Inc.	15,228	1,381,332
Micron Technology, Inc.*	70,545	3,707,845
MKS Instruments, Inc.	3,473	347,960
Monolithic Power Systems, Inc.	2,575	408,498
NVIDIA Corp.	38,997	10,531,920
ON Semiconductor Corp.*	26,176	488,444
Qorvo, Inc.*	7,407	744,996
QUALCOMM, Inc.	72,986	5,714,804
Semtech Corp.*	4,222	166,727
Silicon Laboratories, Inc.*	2,761	244,845
Skyworks Solutions, Inc.	10,864	1,088,355
Teradyne, Inc.	10,688	628,027
Texas Instruments, Inc.	59,576	6,800,005
Universal Display Corp.	2,706	429,686
Xilinx, Inc.	16,028	1,338,178
		73,372,008
TOTAL COMMON STOCKS (Cost $72,024,409)		73,476,942

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 8.7%

REPURCHASE AGREEMENTS(b) - 8.7%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $6,935,732 (Cost $6,934,818)	6,934,818	6,934,818

Total Investments - 101.0% (Cost $78,959,227)		80,411,760
Liabilities in excess of other assets - (1.0%)		(761,384)
Net Assets - 100.0%		79,650,376

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $8,836,380.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Semiconductors Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Swap Agreements
Ultra Semiconductors had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
14,107,413	12/7/2020	Bank of America NA	1.97%	Dow Jones U.S. SemiconductorsSM Index(3)	(2,940,362)
1,772,397	11/8/2021	Credit Suisse International	1.92%	Dow Jones U.S. SemiconductorsSM Index(3)	(196,195)
6,471,872	1/6/2021	Morgan Stanley & Co. International plc	2.07%	Dow Jones U.S. SemiconductorsSM Index(3)	(72,552)
13,299,031	1/6/2021	Societe Generale	2.42%	Dow Jones U.S. SemiconductorsSM Index(3)	1,341,495
50,042,953	11/8/2021	UBS AG	2.02%	Dow Jones U.S. SemiconductorsSM Index(3)	770,920
85,693,666					(1,096,694)
				Total Unrealized Appreciation	2,112,415
				Total Unrealized Depreciation	(3,209,109)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
(3)	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra SmallCap600 Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 93.8%

Aerospace & Defense - 1.6%
AAR Corp.	932	32,200
Aerojet Rocketdyne Holdings, Inc.*	2,054	101,221
AeroVironment, Inc.*	612	31,451
Cubic Corp.	887	48,288
Moog, Inc., Class A	914	70,488
National Presto Industries, Inc.	143	11,237
Park Aerospace Corp.	553	7,692
Triumph Group, Inc.	1,421	26,999
		329,576
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc.*	734	19,613
Echo Global Logistics, Inc.*	774	14,280
Forward Air Corp.	799	47,149
Hub Group, Inc., Class A*	947	43,780
		124,822
Airlines - 0.7%
Allegiant Travel Co.	374	50,692
Hawaiian Holdings, Inc.	1,322	27,603
SkyWest, Inc.	1,430	64,922
		143,217
Auto Components - 1.7%
American Axle & Manufacturing Holdings, Inc.*	3,191	20,199
Cooper Tire & Rubber Co.	1,424	36,298
Cooper-Standard Holdings, Inc.*	478	8,260
Dorman Products, Inc.*	828	50,210
Fox Factory Holding Corp.*	1,093	69,296
Garrett Motion, Inc.*	2,123	14,734
Gentherm, Inc.*	929	37,885
LCI Industries	710	68,550
Motorcar Parts of America, Inc.*	538	9,006
Standard Motor Products, Inc.	573	25,212
		339,650
Automobiles - 0.2%
Winnebago Industries, Inc.	956	49,607

Banks - 8.7%
Allegiance Bancshares, Inc.	543	18,011
Ameris Bancorp	1,858	63,506
Banc of California, Inc.	1,273	19,515
Banner Corp.	1,057	48,241
Berkshire Hills Bancorp, Inc.	1,218	29,731
Boston Private Financial Holdings, Inc.	2,361	23,032
Brookline Bancorp, Inc.	2,263	31,388
Cadence Bancorp	3,631	51,270
Central Pacific Financial Corp.	805	19,256
City Holding Co.	462	32,303
Columbia Banking System, Inc.	2,046	67,927
Community Bank System, Inc.	1,467	89,208
Customers Bancorp, Inc.*	817	16,577
CVB Financial Corp.	3,776	70,007
Dime Community Bancshares, Inc.	875	14,683
Eagle Bancorp, Inc.	953	35,661
First Bancorp/PR	6,166	48,958
First Commonwealth Financial Corp.	2,789	32,910
First Financial Bancorp	2,819	58,071
First Midwest Bancorp, Inc.	3,120	56,628
Franklin Financial Network, Inc.	380	12,726
Glacier Bancorp, Inc.	2,432	90,689
Great Western Bancorp, Inc.	1,596	42,885
Hanmi Financial Corp.	883	13,775
Heritage Financial Corp.	1,039	24,094
Hope Bancorp, Inc.	3,594	43,883
Independent Bank Corp.	975	65,842
National Bank Holdings Corp., Class A	884	27,042
NBT Bancorp, Inc.	1,242	41,843
OFG Bancorp	1,457	24,390
Old National Bancorp	4,823	76,010
Opus Bank	613	14,510
Pacific Premier Bancorp, Inc.	1,684	43,498
Preferred Bank	386	19,736
S&T Bancorp, Inc.	1,093	35,927
Seacoast Banking Corp. of Florida*	1,460	36,354
ServisFirst Bancshares, Inc.	1,307	45,157
Simmons First National Corp., Class A	3,233	69,122
Southside Bancshares, Inc.	900	28,998
Tompkins Financial Corp.	348	27,659
Triumph Bancorp, Inc.*	662	22,422
United Community Banks, Inc.	2,240	55,485
Veritex Holdings, Inc.	1,340	32,254
Westamerica Bancorp	767	44,348
		1,765,532
Beverages - 0.2%
Coca-Cola Consolidated, Inc.	132	25,922
MGP Ingredients, Inc.	377	10,842
National Beverage Corp.*	330	13,956
		50,720
Biotechnology - 2.0%
Acorda Therapeutics, Inc.*	1,362	1,961
AMAG Pharmaceuticals, Inc.*	962	7,456
Anika Therapeutics, Inc.*	405	16,913
Cytokinetics, Inc.*	1,676	23,363
Eagle Pharmaceuticals, Inc.*	287	13,173
Emergent BioSolutions, Inc.*	1,245	73,057
Enanta Pharmaceuticals, Inc.*	453	23,049
Momenta Pharmaceuticals, Inc.*	3,221	91,122
Myriad Genetics, Inc.*	2,110	37,178
Progenics Pharmaceuticals, Inc.*	2,452	11,574
REGENXBIO, Inc.*	889	35,560
Spectrum Pharmaceuticals, Inc.*	3,205	9,166
Vanda Pharmaceuticals, Inc.*	1,513	16,688
Xencor, Inc.*	1,400	45,486
		405,746
Building Products - 2.2%
AAON, Inc.	1,153	63,427
American Woodmark Corp.*	442	37,026
Apogee Enterprises, Inc.	753	22,733
Gibraltar Industries, Inc.*	916	46,414
Griffon Corp.	1,208	21,019
Insteel Industries, Inc.	519	10,323
Patrick Industries, Inc.	634	33,494
PGT Innovations, Inc.*	1,657	25,137
Quanex Building Products Corp.	941	15,809
Simpson Manufacturing Co., Inc.	1,144	90,868
Universal Forest Products, Inc.	1,741	81,583
		447,833

Ultra SmallCap600 Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Capital Markets - 0.8%
Blucora, Inc.*	1,388	24,151
Donnelley Financial Solutions, Inc.*	885	7,700
Greenhill & Co., Inc.	422	6,170
INTL. FCStone, Inc.*	462	21,044
Piper Sandler Cos.	451	31,606
Virtus Investment Partners, Inc.	208	22,963
Waddell & Reed Financial, Inc., Class A	1,995	27,451
WisdomTree Investments, Inc.	3,346	13,585
		154,670
Chemicals - 2.5%
AdvanSix, Inc.*	792	11,508
American Vanguard Corp.	754	11,498
Balchem Corp.	913	86,242
Ferro Corp.*	2,325	27,017
FutureFuel Corp.	732	7,444
GCP Applied Technologies, Inc.*	1,526	29,711
Hawkins, Inc.	268	9,581
HB Fuller Co.	1,446	56,727
Innospec, Inc.	695	60,145
Koppers Holdings, Inc.*	587	12,832
Kraton Corp.*	899	9,098
Livent Corp.*	4,141	36,979
LSB Industries, Inc.*	621	1,211
Quaker Chemical Corp.	367	57,828
Rayonier Advanced Materials, Inc.	1,417	3,472
Stepan Co.	568	49,887
Tredegar Corp.	700	11,942
Trinseo SA	1,111	24,309
		507,431
Commercial Services & Supplies - 2.1%
ABM Industries, Inc.	1,884	62,021
Brady Corp., Class A	1,412	66,844
Harsco Corp.*	2,230	26,738
Interface, Inc.	1,657	24,176
Matthews International Corp., Class A	889	26,279
Mobile Mini, Inc.	1,252	48,815
Pitney Bowes, Inc.	4,846	16,573
RR Donnelley & Sons Co.	2,011	3,821
Team, Inc.*	861	10,961
UniFirst Corp.	434	80,642
US Ecology, Inc.	722	30,367
Viad Corp.	577	28,965
		426,202
Communications Equipment - 1.0%
ADTRAN, Inc.	1,357	10,917
Applied Optoelectronics, Inc.*(b)	542	4,840
CalAmp Corp.*	968	9,312
Comtech Telecommunications Corp.	692	19,390
Digi International, Inc.*	803	10,632
Extreme Networks, Inc.*	3,448	17,343
Harmonic, Inc.*	2,563	15,737
NETGEAR, Inc.*	855	16,134
Plantronics, Inc.	928	12,742
Viavi Solutions, Inc.*	6,518	85,972
		203,019
Construction & Engineering - 0.8%
Aegion Corp.*	873	15,723
Arcosa, Inc.	1,373	58,984
Comfort Systems USA, Inc.	1,040	43,909
Granite Construction, Inc.	1,326	26,944
MYR Group, Inc.*	472	12,041
		157,601
Construction Materials - 0.1%
US Concrete, Inc.*	450	12,078

Consumer Finance - 0.8%
Encore Capital Group, Inc.*	784	29,133
Enova International, Inc.*	958	18,413
EZCORP, Inc., Class A*	1,491	7,157
Green Dot Corp., Class A*	1,343	45,877
PRA Group, Inc.*	1,288	50,000
World Acceptance Corp.*	157	12,262
		162,842
Containers & Packaging - 0.1%
Myers Industries, Inc.	1,008	13,679

Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,293	29,752

Diversified Consumer Services - 0.7%
American Public Education, Inc.*	437	9,728
Perdoceo Education Corp.*	1,996	29,800
Regis Corp.*	686	8,753
Strategic Education, Inc.	623	91,818
		140,099
Diversified Financial Services - 0.2%
FGL Holdings	3,710	42,442

Diversified Telecommunication Services - 1.3%
ATN International, Inc.	309	16,655
Cincinnati Bell, Inc.*	1,430	18,661
Cogent Communications Holdings, Inc.	1,182	86,298
Consolidated Communications Holdings, Inc.	2,045	12,720
Iridium Communications, Inc.*	2,752	74,497
Vonage Holdings Corp.*	6,470	57,971
		266,802
Electric Utilities - 0.4%
El Paso Electric Co.	1,156	78,458

Electrical Equipment - 0.6%
AZZ, Inc.	742	27,372
Encore Wire Corp.	595	29,137
Powell Industries, Inc.	250	8,358
Sunrun, Inc.*	2,219	42,915
Vicor Corp.*	520	22,485
		130,267
Electronic Equipment, Instruments & Components - 4.2%
Anixter International, Inc.*	854	83,274
Arlo Technologies, Inc.*	2,148	7,045
Badger Meter, Inc.	826	49,734
Bel Fuse, Inc., Class B	287	3,283
Benchmark Electronics, Inc.	1,067	29,001
CTS Corp.	925	24,115
Daktronics, Inc.	1,063	5,230
ePlus, Inc.*	383	29,016
Fabrinet*	1,050	57,876
FARO Technologies, Inc.*	494	28,277
Insight Enterprises, Inc.*	1,015	55,916
Itron, Inc.*	999	75,764

Ultra SmallCap600 Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
KEMET Corp.	1,648	42,980
Knowles Corp.*	2,441	40,569
Methode Electronics, Inc.	1,052	32,254
MTS Systems Corp.	505	20,271
OSI Systems, Inc.*	484	39,335
PC Connection, Inc.	314	12,770
Plexus Corp.*	828	54,938
Rogers Corp.*	527	61,132
Sanmina Corp.*	1,985	52,186
ScanSource, Inc.*	717	20,384
TTM Technologies, Inc.*	2,783	36,151
		861,501
Energy Equipment & Services - 1.4%
Archrock, Inc.	3,620	25,521
Diamond Offshore Drilling, Inc.*(b)	1,836	5,600
DMC Global, Inc.	415	14,965
Dril-Quip, Inc.*	1,026	36,546
Era Group, Inc.*	562	5,508
Exterran Corp.*	798	4,070
Geospace Technologies Corp.*	387	4,772
Helix Energy Solutions Group, Inc.*	4,010	26,907
KLX Energy Services Holdings, Inc.*	596	1,442
Matrix Service Co.*	771	9,314
Nabors Industries Ltd.	9,587	16,873
Newpark Resources, Inc.*	2,540	8,915
Noble Corp. plc*	7,069	4,957
Oceaneering International, Inc.*	2,806	29,575
Oil States International, Inc.*	1,716	13,574
ProPetro Holding Corp.*	2,336	20,463
RPC, Inc.	1,460	5,022
SEACOR Holdings, Inc.*	498	18,575
TETRA Technologies, Inc.*	3,561	4,487
US Silica Holdings, Inc.	2,087	9,579
Valaris plc	5,613	20,712
		287,377
Entertainment - 0.2%
Glu Mobile, Inc.*	3,267	23,261
Marcus Corp. (The)	652	17,421
		40,682
Equity Real Estate Investment Trusts (REITs) - 7.7%
Acadia Realty Trust	2,466	56,323
Agree Realty Corp.	1,203	86,400
Alexander & Baldwin, Inc.	1,921	36,115
American Assets Trust, Inc.	1,361	56,413
Armada Hoffler Properties, Inc.	1,572	26,347
CareTrust REIT, Inc.	2,711	56,579
CBL & Associates Properties, Inc.(b)	4,922	2,613
Cedar Realty Trust, Inc.	2,438	6,314
Chatham Lodging Trust	1,331	18,554
Community Healthcare Trust, Inc.	538	25,625
DiamondRock Hospitality Co.	5,679	51,793
Easterly Government Properties, Inc.	2,104	50,012
Essential Properties Realty Trust, Inc.	2,494	57,138
Four Corners Property Trust, Inc.	1,955	56,089
Franklin Street Properties Corp.	3,042	21,690
Getty Realty Corp.	970	27,490
Global Net Lease, Inc.	2,538	46,826
Hersha Hospitality Trust	1,019	11,749
Independence Realty Trust, Inc.	2,578	34,184
Industrial Logistics Properties Trust	1,849	38,200
Innovative Industrial Properties, Inc.	483	44,407
Investors Real Estate Trust	329	23,178
iStar, Inc.	1,675	25,343
Kite Realty Group Trust	2,382	38,469
Lexington Realty Trust	7,031	72,912
LTC Properties, Inc.	1,128	50,568
National Storage Affiliates Trust	1,683	56,784
NexPoint Residential Trust, Inc.	639	28,436
Office Properties Income Trust	1,367	39,821
Pennsylvania REIT(b)	1,695	4,000
Retail Opportunity Investments Corp.	3,290	49,350
RPT Realty	2,280	29,549
Safehold, Inc.	352	19,226
Saul Centers, Inc.	334	14,365
Summit Hotel Properties, Inc.	2,983	27,652
Tanger Factory Outlet Centers, Inc.(b)	2,630	31,507
Uniti Group, Inc.	5,483	53,514
Universal Health Realty Income Trust	359	38,672
Urstadt Biddle Properties, Inc., Class A	848	17,477
Washington Prime Group, Inc.(b)	5,293	14,556
Washington REIT	2,286	61,379
Whitestone REIT	1,153	14,170
Xenia Hotels & Resorts, Inc.	3,195	47,797
		1,569,586
Food & Staples Retailing - 0.5%
Andersons, Inc. (The)	925	16,992
Chefs' Warehouse, Inc. (The)*	723	22,138
PriceSmart, Inc.	632	35,196
SpartanNash Co.	1,031	12,816
United Natural Foods, Inc.*	1,512	9,783
		96,925
Food Products - 1.0%
B&G Foods, Inc.(b)	1,817	26,891
Calavo Growers, Inc.	464	33,617
Cal-Maine Foods, Inc.	859	29,970
Fresh Del Monte Produce, Inc.	859	23,554
J&J Snack Foods Corp.	424	68,188
John B Sanfilippo & Son, Inc.	249	17,477
Seneca Foods Corp., Class A*	194	6,736
		206,433
Gas Utilities - 0.6%
Northwest Natural Holding Co.	863	56,760
South Jersey Industries, Inc.	2,621	70,898
		127,658
Health Care Equipment & Supplies - 3.1%
AngioDynamics, Inc.*	1,067	12,260
Cardiovascular Systems, Inc.*	999	37,582
CONMED Corp.	805	76,185
CryoLife, Inc.*	1,064	27,270
Cutera, Inc.*	404	10,011
Heska Corp.*	200	19,094
Inogen, Inc.*	518	23,714
Integer Holdings Corp.*	927	83,588
Invacare Corp.	955	7,239
Lantheus Holdings, Inc.*	1,113	17,307

Ultra SmallCap600 Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
LeMaitre Vascular, Inc.	465	13,253
Meridian Bioscience, Inc.*	1,212	9,684
Merit Medical Systems, Inc.*	1,566	56,392
Mesa Laboratories, Inc.	114	27,279
Natus Medical, Inc.*	967	25,993
Neogen Corp.*	1,487	90,335
OraSure Technologies, Inc.*	1,751	10,559
Orthofix Medical, Inc.*	541	19,119
Surmodics, Inc.*	384	13,405
Tactile Systems Technology, Inc.*	540	27,221
Varex Imaging Corp.*	1,088	25,263
		632,753
Health Care Providers & Services - 3.3%
Addus HomeCare Corp.*	384	29,288
AMN Healthcare Services, Inc.*	1,325	97,520
BioTelemetry, Inc.*	964	41,182
Community Health Systems, Inc.*	3,343	16,481
CorVel Corp.*	254	17,511
Covetrus, Inc.*	2,767	30,741
Cross Country Healthcare, Inc.*	1,046	9,916
Ensign Group, Inc. (The)	1,423	63,324
Hanger, Inc.*	1,059	24,431
LHC Group, Inc.*	840	102,026
Magellan Health, Inc.*	618	37,086
Owens & Minor, Inc.	1,783	12,178
Pennant Group, Inc. (The)*	743	20,187
Providence Service Corp. (The)*	326	20,140
RadNet, Inc.*	1,184	24,189
Select Medical Holdings Corp.*	3,047	72,945
Tivity Health, Inc.*(b)	1,225	15,521
US Physical Therapy, Inc.	362	37,728
		672,394
Health Care Technology - 1.1%
Computer Programs & Systems, Inc.	354	9,480
HealthStream, Inc.*	726	17,656
HMS Holdings Corp.*	2,499	57,402
NextGen Healthcare, Inc.*	1,374	17,972
Omnicell, Inc.*	1,190	96,949
Tabula Rasa HealthCare, Inc.*	557	31,287
		230,746
Hotels, Restaurants & Leisure - 1.6%
BJ's Restaurants, Inc.	544	17,925
Bloomin' Brands, Inc.	2,464	44,327
Chuy's Holdings, Inc.*	471	10,098
Dave & Buster's Entertainment, Inc.	875	28,884
Dine Brands Global, Inc.	476	38,961
El Pollo Loco Holdings, Inc.*	554	7,147
Fiesta Restaurant Group, Inc.*	608	5,873
Monarch Casino & Resort, Inc.*	339	16,028
Red Robin Gourmet Burgers, Inc.*	367	10,092
Ruth's Hospitality Group, Inc.	770	14,730
Shake Shack, Inc., Class A*	881	52,367
Wingstop, Inc.	835	70,516
		316,948
Household Durables - 2.5%
Cavco Industries, Inc.*	244	49,220
Century Communities, Inc.*	807	26,897
Ethan Allen Interiors, Inc.	694	9,161
Installed Building Products, Inc.*	605	39,960
iRobot Corp.*(b)	802	38,488
La-Z-Boy, Inc.	1,316	37,703
LGI Homes, Inc.*	566	42,648
M/I Homes, Inc.*	798	29,710
MDC Holdings, Inc.	1,421	55,902
Meritage Homes Corp.*	1,021	64,793
TopBuild Corp.*	963	97,263
Tupperware Brands Corp.	1,387	3,953
Universal Electronics, Inc.*	395	16,677
		512,375
Household Products - 0.5%
Central Garden & Pet Co.*	278	7,445
Central Garden & Pet Co., Class A*	1,140	28,853
WD-40 Co.	389	67,099
		103,397
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	1,014	29,112

Insurance - 2.7%
Ambac Financial Group, Inc.*	1,292	24,832
American Equity Investment Life Holding Co.	2,583	65,298
AMERISAFE, Inc.	547	35,648
eHealth, Inc.*	577	67,711
Employers Holdings, Inc.	902	34,763
HCI Group, Inc.	182	7,739
Horace Mann Educators Corp.	1,169	45,509
James River Group Holdings Ltd.	862	34,834
Kinsale Capital Group, Inc.	585	71,060
ProAssurance Corp.	1,526	41,431
Safety Insurance Group, Inc.	415	32,677
Stewart Information Services Corp.	672	24,313
Third Point Reinsurance Ltd.*	2,272	20,266
United Fire Group, Inc.	604	23,157
United Insurance Holdings Corp.	589	5,537
Universal Insurance Holdings, Inc.	867	17,938
		552,713
Interactive Media & Services - 0.1%
QuinStreet, Inc.*	1,308	16,847

Internet & Direct Marketing Retail - 0.5%
Liquidity Services, Inc.*	764	2,995
PetMed Express, Inc.	572	15,101
Shutterstock, Inc.*	543	20,927
Stamps.com, Inc.*	460	64,910
		103,933
IT Services - 2.2%
Cardtronics plc, Class A*	1,025	37,177
CSG Systems International, Inc.	935	41,374
EVERTEC, Inc.	1,693	50,248
ExlService Holdings, Inc.*	967	72,187
ManTech International Corp., Class A	763	57,149
NIC, Inc.	1,900	34,751
Perficient, Inc.*	925	37,897
Sykes Enterprises, Inc.*	1,093	34,626
TTEC Holdings, Inc.	501	18,752
Unisys Corp.*	1,469	22,814
Virtusa Corp.*	847	37,361
		444,336
Leisure Products - 0.4%
Callaway Golf Co.	2,670	45,336
Sturm Ruger & Co., Inc.	471	22,627
Vista Outdoor, Inc.*	1,640	12,054
		80,017

Ultra SmallCap600 Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Life Sciences Tools & Services - 0.9%
Luminex Corp.	1,189	29,440
Medpace Holdings, Inc.*	777	69,883
NeoGenomics, Inc.*	2,962	83,913
		183,236
Machinery - 5.4%
Alamo Group, Inc.	275	30,462
Albany International Corp., Class A	871	55,805
Astec Industries, Inc.	640	24,032
Barnes Group, Inc.	1,352	72,602
Briggs & Stratton Corp.	1,205	3,820
Chart Industries, Inc.*	1,016	57,831
CIRCOR International, Inc.*	565	20,329
Enerpac Tool Group Corp.	1,528	32,653
EnPro Industries, Inc.	590	31,831
ESCO Technologies, Inc.	737	67,008
Federal Signal Corp.	1,716	49,764
Franklin Electric Co., Inc.	1,092	56,445
Greenbrier Cos., Inc. (The)	924	22,389
Hillenbrand, Inc.	2,102	49,187
John Bean Technologies Corp.	898	86,980
Lindsay Corp.	307	30,402
Lydall, Inc.*	497	5,919
Meritor, Inc.*	2,094	47,513
Mueller Industries, Inc.	1,616	45,216
Proto Labs, Inc.*	759	66,519
SPX Corp.*	1,252	52,496
SPX FLOW, Inc.*	1,207	44,393
Standex International Corp.	354	22,454
Tennant Co.	518	37,058
Titan International, Inc.	1,419	3,150
Wabash National Corp.	1,534	16,843
Watts Water Technologies, Inc., Class A	783	73,532
		1,106,633
Marine - 0.2%
Matson, Inc.	1,216	40,383

Media - 0.4%
EW Scripps Co. (The), Class A	1,546	18,397
Gannett Co., Inc.	3,486	14,641
Scholastic Corp.	872	27,983
TechTarget, Inc.*	651	15,058
		76,079
Metals & Mining - 1.0%
AK Steel Holding Corp.*	8,977	20,737
Century Aluminum Co.*	1,412	8,190
Cleveland-Cliffs, Inc.(b)	7,661	44,510
Haynes International, Inc.	355	8,985
Kaiser Aluminum Corp.	450	42,548
Materion Corp.	580	26,297
Olympic Steel, Inc.	259	3,121
SunCoke Energy, Inc.	2,461	11,345
TimkenSteel Corp.*	1,132	5,739
Warrior Met Coal, Inc.	1,449	25,676
		197,148
Mortgage Real Estate Investment Trusts (REITs) - 2.0%
Apollo Commercial Real Estate Finance, Inc.	4,050	65,610
ARMOUR Residential REIT, Inc.	1,671	30,212
Capstead Mortgage Corp.	2,684	19,056
Granite Point Mortgage Trust, Inc.	1,556	25,550
Invesco Mortgage Capital, Inc.	4,560	73,325
KKR Real Estate Finance Trust, Inc.	685	13,453
New York Mortgage Trust, Inc.	10,366	59,086
PennyMac Mortgage Investment Trust	2,842	58,829
Ready Capital Corp.	1,000	14,500
Redwood Trust, Inc.	3,197	54,605
		414,226
Multiline Retail - 0.1%
Big Lots, Inc.	1,107	17,502
JC Penney Co., Inc.*(b)	8,535	5,889
		23,391
Multi-Utilities - 0.4%
Avista Corp.	1,892	89,208

Oil, Gas & Consumable Fuels - 1.5%
Bonanza Creek Energy, Inc.*	527	8,585
Callon Petroleum Co.*	11,076	25,143
CONSOL Energy, Inc.*	735	4,182
Denbury Resources, Inc.*	13,977	10,516
Dorian LPG Ltd.*	821	9,130
Green Plains, Inc.	959	11,498
Gulfport Energy Corp.*	4,123	3,379
HighPoint Resources Corp.*	3,091	2,104
Laredo Petroleum, Inc.*	5,112	5,521
Oasis Petroleum, Inc.*	8,203	13,412
Par Pacific Holdings, Inc.*	1,045	17,337
PDC Energy, Inc.*	2,753	52,390
Penn Virginia Corp.*	382	6,074
QEP Resources, Inc.	6,745	15,176
Range Resources Corp.(b)	5,920	16,398
Renewable Energy Group, Inc.*	1,105	29,227
REX American Resources Corp.*	159	11,132
Ring Energy, Inc.*(b)	1,693	2,387
SM Energy Co.	3,009	19,769
Southwestern Energy Co.*	15,355	21,804
Talos Energy, Inc.*	569	8,080
Whiting Petroleum Corp.*(b)	2,590	4,791
		298,035
Paper & Forest Products - 0.7%
Boise Cascade Co.	1,106	39,241
Clearwater Paper Corp.*	469	12,789
Mercer International, Inc.	1,136	10,065
Neenah, Inc.	477	27,556
PH Glatfelter Co.	1,253	17,868
Schweitzer-Mauduit International, Inc.	876	29,539
		137,058
Personal Products - 0.4%
Inter Parfums, Inc.	500	30,030
Medifast, Inc.	329	27,343
USANA Health Sciences, Inc.*	356	23,532
		80,905
Pharmaceuticals - 1.1%
Akorn, Inc.*	2,684	3,113
Amphastar Pharmaceuticals, Inc.*	972	14,959
ANI Pharmaceuticals, Inc.*	264	12,675
Corcept Therapeutics, Inc.*	2,918	36,825
Endo International plc*	5,725	31,602
Innoviva, Inc.*	1,896	25,539
Lannett Co., Inc.*(b)	950	8,265
Pacira BioSciences, Inc.*	1,184	51,362

Ultra SmallCap600 Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Phibro Animal Health Corp., Class A	576	14,544
Supernus Pharmaceuticals, Inc.*	1,488	26,769
		225,653
Professional Services - 1.1%
Exponent, Inc.	1,470	108,265
Forrester Research, Inc.*	301	10,854
Heidrick & Struggles International, Inc.	544	12,131
Kelly Services, Inc., Class A	941	15,630
Korn Ferry	1,569	54,884
Resources Connection, Inc.	854	10,701
TrueBlue, Inc.*	1,105	16,442
		228,907
Real Estate Management & Development - 0.4%
Marcus & Millichap, Inc.*	666	21,285
RE/MAX Holdings, Inc., Class A	506	14,750
Realogy Holdings Corp.(b)	3,244	30,072
St Joe Co. (The)*	893	17,565
		83,672
Road & Rail - 0.6%
ArcBest Corp.	724	14,342
Heartland Express, Inc.	1,326	23,749
Marten Transport Ltd.	1,101	21,514
Saia, Inc.*	736	64,260
		123,865
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Energy Industries, Inc.*	1,087	64,649
Axcelis Technologies, Inc.*	920	22,071
Brooks Automation, Inc.	2,049	70,711
CEVA, Inc.*	624	17,728
Cohu, Inc.	1,171	23,970
Diodes, Inc.*	1,173	51,624
DSP Group, Inc.*	653	8,887
FormFactor, Inc.*	2,147	48,028
Ichor Holdings Ltd.*	638	18,451
Kulicke & Soffa Industries, Inc.	1,799	41,071
MaxLinear, Inc.*	1,847	28,555
Onto Innovation, Inc.*	1,392	42,554
PDF Solutions, Inc.*	789	11,551
Photronics, Inc.*	1,906	23,730
Power Integrations, Inc.	835	72,687
Rambus, Inc.*	3,163	44,219
SMART Global Holdings, Inc.*	373	10,011
Ultra Clean Holdings, Inc.*	1,129	23,607
Veeco Instruments, Inc.*	1,387	18,572
Xperi Corp.	1,405	24,152
		666,828
Software - 2.4%
8x8, Inc.*	2,842	52,577
Agilysys, Inc.*	577	18,539
Alarm.com Holdings, Inc.*	1,033	49,842
Bottomline Technologies DE, Inc.*	1,081	47,867
Ebix, Inc.(b)	632	16,710
LivePerson, Inc.*	1,746	46,199
MicroStrategy, Inc., Class A*	234	31,628
OneSpan, Inc.*	924	15,255
Progress Software Corp.	1,270	47,358
Qualys, Inc.*	946	75,850
SPS Commerce, Inc.*	988	51,969
TiVo Corp.	3,592	27,192
		480,986
Specialty Retail - 3.3%
Abercrombie & Fitch Co., Class A	1,780	23,371
America's Car-Mart, Inc.*	175	17,985
Asbury Automotive Group, Inc.*	549	48,663
Barnes & Noble Education, Inc.*	1,096	3,628
Boot Barn Holdings, Inc.*	810	24,843
Buckle, Inc. (The)	810	18,330
Caleres, Inc.	1,155	13,317
Cato Corp. (The), Class A	616	9,961
Chico's FAS, Inc.	3,365	13,494
Children's Place, Inc. (The)(b)	442	25,459
Conn's, Inc.*(b)	541	4,409
Designer Brands, Inc., Class A	1,565	21,143
Express, Inc.*	1,908	7,060
GameStop Corp., Class A(b)	1,870	6,732
Genesco, Inc.*	404	13,902
Group 1 Automotive, Inc.	496	42,274
Guess?, Inc.	1,210	19,602
Haverty Furniture Cos., Inc.	513	8,629
Hibbett Sports, Inc.*	500	9,760
Lithia Motors, Inc., Class A	642	76,501
Lumber Liquidators Holdings, Inc.*(b)	814	7,977
MarineMax, Inc.*	609	10,310
Michaels Cos., Inc. (The)*	2,165	9,288
Monro, Inc.	944	52,977
Office Depot, Inc.	15,502	36,430
Rent-A-Center, Inc.	1,398	29,763
Shoe Carnival, Inc.(b)	254	7,597
Signet Jewelers Ltd.	1,486	34,654
Sleep Number Corp.*	806	35,504
Sonic Automotive, Inc., Class A	688	19,264
Tailored Brands, Inc.(b)	1,437	4,699
Zumiez, Inc.*	578	15,334
		672,860
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp.*	3,359	30,768
Diebold Nixdorf, Inc.*	2,178	15,290
		46,058
Textiles, Apparel & Luxury Goods - 1.5%
Crocs, Inc.*	1,946	50,927
Fossil Group, Inc.*	1,318	6,050
G-III Apparel Group Ltd.*	1,221	27,302
Kontoor Brands, Inc.(b)	1,325	44,705
Movado Group, Inc.	466	6,850
Oxford Industries, Inc.	483	29,168
Steven Madden Ltd.	2,195	71,777
Unifi, Inc.*	414	8,847
Vera Bradley, Inc.*	665	5,493
Wolverine World Wide, Inc.	2,294	60,309
		311,428
Thrifts & Mortgage Finance - 1.6%
Axos Financial, Inc.*	1,513	37,689
Flagstar Bancorp, Inc.	978	31,179
HomeStreet, Inc.	692	18,746
Meta Financial Group, Inc.	981	32,226
NMI Holdings, Inc., Class A*	1,928	44,999
Northfield Bancorp, Inc.	1,228	17,352
Northwest Bancshares, Inc.	2,844	39,503
Provident Financial Services, Inc.	1,703	34,026
TrustCo Bank Corp.	2,749	18,858
Walker & Dunlop, Inc.	813	52,723
		327,301

Ultra SmallCap600 Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Tobacco - 0.4%
Universal Corp.	704	34,743
Vector Group Ltd.	3,270	37,997
		72,740
Trading Companies & Distributors - 0.8%
Applied Industrial Technologies, Inc.	1,097	64,712
DXP Enterprises, Inc.*	454	12,889
Foundation Building Materials, Inc.*	500	7,800
GMS, Inc.*	1,197	27,352
Kaman Corp.	790	43,813
Veritiv Corp.*	361	4,346
		160,912
Water Utilities - 0.7%
American States Water Co.	1,045	80,037
California Water Service Group	1,366	65,513
		145,550
Wireless Telecommunication Services - 0.3%
Shenandoah Telecommunications Co.	1,329	59,048
Spok Holdings, Inc.	497	4,950
		63,998
TOTAL COMMON STOCKS (Cost $24,905,673)		19,124,838

	Number of Rights

RIGHTS - 0.0%(c)

Chemicals - 0.0%(c)
Schulman A, Inc., CVR*(d)(e) (Cost $–)	948	496
	Shares

SECURITIES LENDING REINVESTMENTS(f) - 0.9%

INVESTMENT COMPANIES - 0.9%
BlackRock Liquidity FedFund, Institutional Class 1.49% (Cost $184,611)	184,611	184,611

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 16.0%

REPURCHASE AGREEMENTS(g) - 16.0%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $3,255,737 (Cost $3,255,308)	3,255,308	3,255,308

Total Investments - 110.7% (Cost $28,345,592)		22,565,253
Liabilities in excess of other assets - (10.7%)		(2,186,125)
Net Assets - 100.0%		20,379,128

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,954,494.
(b)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $292,153, collateralized in the form of cash with a value of $184,611 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $117,792 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from March 12, 2020 – November 15, 2049; a total value of $302,403.
(c)	Represents less than 0.05% of net assets.
(d)	Security fair valued as of February 29, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 29, 2020 amounted to $496, which represents approximately 0.00% of net assets of the Fund.
(e)	Illiquid security.
(f)	The security was purchased with cash collateral held from securities on loan at February 29, 2020. The total value of securities purchased was $184,611.
(g)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
CVR	Contingent Value Rights - No defined expiration

Ultra SmallCap600
Schedule of Portfolio Investments
February 29, 2020 (Unaudited)

Swap Agreements
Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
2,836,629	11/6/2020	Bank of America NA	1.94%	S&P SmallCap 600®	(168,609)
1,837,688	1/20/2021	Citibank NA	1.92%	S&P SmallCap 600®	(219,008)
2,615,410	11/8/2021	Credit Suisse International	1.87%	S&P SmallCap 600®	(295,807)
5,486,521	1/6/2021	Morgan Stanley & Co. International plc	2.02%	S&P SmallCap 600®	(627,640)
1,557,055	11/6/2020	Societe Generale	2.07%	S&P SmallCap 600®	(814,551)
7,295,498	11/6/2020	UBS AG	1.97%	S&P SmallCap 600®	(476,192)
21,628,801					(2,601,807)
				Total Unrealized Depreciation	(2,601,807)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Technology

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 94.2%

Communications Equipment - 3.5%
Arista Networks, Inc.*	3,071	593,072
Ciena Corp.*	8,745	336,245
Cisco Systems, Inc.	239,955	9,581,403
CommScope Holding Co., Inc.*	10,973	120,813
EchoStar Corp., Class A*	2,598	90,722
F5 Networks, Inc.*	3,439	412,508
InterDigital, Inc.	1,761	93,139
Juniper Networks, Inc.	18,930	401,695
Lumentum Holdings, Inc.*	4,370	340,073
Motorola Solutions, Inc.	9,687	1,604,942
NetScout Systems, Inc.*	3,722	95,656
Ubiquiti, Inc.	699	94,826
ViaSat, Inc.*	3,263	187,623
Viavi Solutions, Inc.*	12,995	171,404
		14,124,121
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.	55,499	669,873
GCI Liberty, Inc., Class A*	5,380	371,812
Zayo Group Holdings, Inc.*	13,395	468,691
		1,510,376
Electronic Equipment, Instruments & Components - 0.4%
CDW Corp.	8,123	927,809
SYNNEX Corp.	2,316	289,569
Tech Data Corp.*	2,002	285,065
		1,502,443
Health Care Technology - 0.6%
Cerner Corp.	17,763	1,230,443
Veeva Systems, Inc., Class A*	7,438	1,055,973
		2,286,416
Household Durables - 0.2%
Garmin Ltd.	8,172	722,323

Interactive Media & Services - 18.7%
Alphabet, Inc., Class A*	16,952	22,702,966
Alphabet, Inc., Class C*	16,906	22,642,713
ANGI Homeservices, Inc., Class A*(b)	3,944	28,121
Cargurus, Inc.*	4,031	102,750
Facebook, Inc., Class A*	136,119	26,198,824
IAC/InterActiveCorp*	4,095	835,134
Match Group, Inc.*(b)	3,054	198,510
Snap, Inc., Class A*	44,421	629,446
Twitter, Inc.*	43,906	1,457,679
Zillow Group, Inc., Class A*	1,952	108,668
Zillow Group, Inc., Class C*	7,103	396,418
		75,301,229
Internet & Direct Marketing Retail - 0.5%
Chewy, Inc., Class A*	3,020	89,392
eBay, Inc.	43,252	1,498,249
Etsy, Inc.*	6,700	387,327
Grubhub, Inc.*	5,171	248,777
		2,223,745
IT Services - 4.3%
Akamai Technologies, Inc.*	9,141	790,788
Amdocs Ltd.	7,686	489,982
Booz Allen Hamilton Holding Corp.	7,940	566,122
CACI International, Inc., Class A*	1,418	347,438
Cognizant Technology Solutions Corp., Class A	30,970	1,887,002
DXC Technology Co.	14,481	349,137
EPAM Systems, Inc.*	3,108	693,706
Gartner, Inc.*	5,063	655,102
GoDaddy, Inc., Class A*	10,008	700,360
International Business Machines Corp.	50,096	6,519,994
KBR, Inc.	8,014	208,043
Leidos Holdings, Inc.	7,523	772,236
MongoDB, Inc.*	1,973	300,882
Okta, Inc.*	6,026	771,690
Perspecta, Inc.	7,775	194,142
Science Applications International Corp.	2,777	222,521
Twilio, Inc., Class A*	7,047	793,774
VeriSign, Inc.*	5,845	1,109,089
		17,372,008
Semiconductors & Semiconductor Equipment - 16.2%
Advanced Micro Devices, Inc.*	66,127	3,007,456
Analog Devices, Inc.	20,831	2,271,621
Applied Materials, Inc.	52,252	3,036,886
Broadcom, Inc.	22,435	6,116,230
Cirrus Logic, Inc.*	3,271	224,521
Cree, Inc.*	6,092	272,495
Cypress Semiconductor Corp.	20,884	482,212
Entegris, Inc.	7,623	406,458
Intel Corp.	246,048	13,660,585
KLA Corp.	8,923	1,371,554
Lam Research Corp.	8,210	2,409,060
Marvell Technology Group Ltd.	37,725	803,543
Maxim Integrated Products, Inc.	15,302	851,097
Microchip Technology, Inc.	13,520	1,226,399
Micron Technology, Inc.*	62,621	3,291,360
MKS Instruments, Inc.	3,083	308,886
Monolithic Power Systems, Inc.	2,284	362,334
NVIDIA Corp.	34,617	9,349,013
ON Semiconductor Corp.*	23,228	433,434
Qorvo, Inc.*	6,569	660,710
QUALCOMM, Inc.	64,588	5,057,240
Semtech Corp.*	3,746	147,930
Silicon Laboratories, Inc.*	2,452	217,443
Skyworks Solutions, Inc.	9,638	965,535
Teradyne, Inc.	9,480	557,045
Texas Instruments, Inc.	52,876	6,035,267
Universal Display Corp.	2,401	381,255
Xilinx, Inc.	14,221	1,187,311
		65,094,880
Software - 31.9%
ACI Worldwide, Inc.*	6,540	182,270
Adobe, Inc.*	27,384	9,450,766
Alteryx, Inc., Class A*	2,756	384,793
Anaplan, Inc.*	4,848	217,869
ANSYS, Inc.*	4,842	1,172,684
Aspen Technology, Inc.*	3,859	411,022
Autodesk, Inc.*	12,449	2,376,265
Avalara, Inc.*	3,714	314,762
Blackbaud, Inc.	2,784	188,755
Cadence Design Systems, Inc.*	15,873	1,049,840
CDK Global, Inc.	6,862	315,789
Cerence, Inc.*	2,053	44,571
Ceridian HCM Holding, Inc.*	5,698	403,020
Citrix Systems, Inc.	6,927	716,183
CommVault Systems, Inc.*	2,376	99,079

Ultra Technology

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Coupa Software, Inc.*	3,557	532,661
Crowdstrike Holdings, Inc., Class A*	1,171	69,838
DocuSign, Inc.*	7,067	609,953
Dropbox, Inc., Class A*	12,207	238,769
Dynatrace, Inc.*	3,646	117,766
Elastic NV*	1,841	135,976
Fair Isaac Corp.*	1,635	614,809
FireEye, Inc.*	12,253	162,168
Fortinet, Inc.*	8,027	819,236
Guidewire Software, Inc.*	4,674	512,317
HubSpot, Inc.*	2,276	408,428
Intuit, Inc.	14,722	3,913,844
j2 Global, Inc.	2,618	228,630
LogMeIn, Inc.	2,762	235,419
Manhattan Associates, Inc.*	3,616	243,574
Microsoft Corp.	431,510	69,908,935
New Relic, Inc.*	2,823	158,822
NortonLifeLock, Inc.	32,425	617,048
Nuance Communications, Inc.*	15,985	345,596
Nutanix, Inc., Class A*	8,249	196,656
Oracle Corp.	122,545	6,061,076
Palo Alto Networks, Inc.*	5,543	1,023,349
Paycom Software, Inc.*	2,777	784,919
Paylocity Holding Corp.*	2,028	262,667
Pegasystems, Inc.	2,153	194,847
Pluralsight, Inc., Class A*	4,662	83,123
Proofpoint, Inc.*	3,196	340,853
PTC, Inc.*	5,880	444,234
RealPage, Inc.*	4,505	288,771
RingCentral, Inc., Class A*	4,241	999,816
salesforce.com, Inc.*	50,171	8,549,138
ServiceNow, Inc.*	10,670	3,479,380
Slack Technologies, Inc., Class A*	2,167	58,552
Smartsheet, Inc., Class A*	5,144	238,167
SolarWinds Corp.*	3,689	67,214
Splunk, Inc.*	8,727	1,285,749
SS&C Technologies Holdings, Inc.	12,438	690,309
Synopsys, Inc.*	8,508	1,173,508
Teradata Corp.*	6,356	126,739
Trade Desk, Inc. (The), Class A*	2,253	647,174
Tyler Technologies, Inc.*	2,210	692,503
Verint Systems, Inc.*	3,777	207,282
VMware, Inc., Class A*	4,466	538,242
Workday, Inc., Class A*	9,278	1,607,413
Zendesk, Inc.*	6,350	503,618
Zoom Video Communications, Inc., Class A*	1,448	152,040
Zscaler, Inc.*(b)	3,685	191,583
		128,090,379
Technology Hardware, Storage & Peripherals - 17.5%
Apple, Inc.	236,246	64,580,207
Dell Technologies, Inc., Class C*	8,777	355,117
Hewlett Packard Enterprise Co.	73,189	936,087
HP, Inc.	83,855	1,743,346
NCR Corp.*	7,215	181,818
NetApp, Inc.	12,914	603,342
Pure Storage, Inc., Class A*	12,744	194,473
Seagate Technology plc	13,076	626,994
Western Digital Corp.	16,826	934,853
Xerox Holdings Corp.	10,511	338,454
		70,494,691
TOTAL COMMON STOCKS (Cost $363,059,690)		378,722,611

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 1.49% (Cost $383,020)	383,020	383,020

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 1.4%

REPURCHASE AGREEMENTS(d) - 1.4%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $5,509,923 (Cost $5,509,197)	5,509,197	5,509,197

Total Investments - 95.7% (Cost $368,951,907)		384,614,828
Other Assets Less Liabilities - 4.3%		17,405,552
Net Assets - 100.0%		402,020,380

Ultra Technology

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $109,279,387.
(b)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $250,812, collateralized in the form of cash with a value of $383,020 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $0,660 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 3.63%, and maturity dates ranging from July 15, 2020 – May 15, 2047; a total value of $383,680.
(c)	The security was purchased with cash collateral held from securities on loan at February 29, 2020. The total value of securities purchased was $383,020.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Technology

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Swap Agreements

Ultra Technology had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
31,839,007	12/7/2020	Bank of America NA	1.57%	iShares® U.S. Technology ETF	2,605,222
189,107,247	12/7/2020	Bank of America NA	2.02%	Dow Jones U.S. TechnologySM Index(3)	67,851
50,518,162	12/7/2020	BNP Paribas SA	2.22%	Dow Jones U.S. TechnologySM Index(3)	7,843,696
24,743,779	11/6/2020	Citibank NA	1.87%	Dow Jones U.S. TechnologySM Index(3)	5,979,543
17,346,178	11/8/2021	Credit Suisse International	1.87%	Dow Jones U.S. TechnologySM Index(3)	(594,401)
17,212,192	12/7/2020	Goldman Sachs International	1.60%	iShares® U.S. Technology ETF	2,463,660
42,301,184	12/7/2020	Goldman Sachs International	2.07%	Dow Jones U.S. TechnologySM Index(3)	(7,199,149)
4,835,018	1/6/2021	Morgan Stanley & Co. International plc	2.27%	Dow Jones U.S. TechnologySM Index(3)	104,288
5,111,520	1/6/2021	Morgan Stanley & Co. International plc	2.02%	iShares® U.S. Technology ETF	48,969
14,479,521	1/6/2021	Societe Generale	2.17%	Dow Jones U.S. TechnologySM Index(3)	(1,523,555)
24,973,576	11/8/2021	UBS AG	2.27%	Dow Jones U.S. TechnologySM Index(3)	6,503,804
422,467,384					16,299,928
				Total Unrealized Appreciation	25,617,033
				Total Unrealized Depreciation	(9,317,105)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
(3)	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra Telecommunications

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 79.6%

Communications Equipment - 24.5%
Acacia Communications, Inc.*	103	7,057
ADTRAN, Inc.	131	1,054
Applied Optoelectronics, Inc.*(b)	53	473
Arista Networks, Inc.*	148	28,582
CalAmp Corp.*	93	895
Ciena Corp.*	423	16,264
Cisco Systems, Inc.	765	30,547
CommScope Holding Co., Inc.*	531	5,846
Comtech Telecommunications Corp.	66	1,849
EchoStar Corp., Class A*	126	4,400
Extreme Networks, Inc.*	333	1,675
F5 Networks, Inc.*	166	19,912
Harmonic, Inc.*	248	1,523
Juniper Networks, Inc.	915	19,416
Lumentum Holdings, Inc.*	211	16,420
Motorola Solutions, Inc.	209	34,627
NETGEAR, Inc.*	82	1,547
NetScout Systems, Inc.*	181	4,652
Plantronics, Inc.	90	1,236
Ubiquiti, Inc.	34	4,612
ViaSat, Inc.*	158	9,085
Viavi Solutions, Inc.*	628	8,283
		219,955
Diversified Telecommunication Services - 44.0%
AT&T, Inc.	4,435	156,201
ATN International, Inc.	30	1,617
CenturyLink, Inc.	2,417	29,173
Cincinnati Bell, Inc.*	138	1,801
Consolidated Communications Holdings, Inc.	198	1,232
GCI Liberty, Inc., Class A*	259	17,899
Globalstar, Inc.*(b)	1,670	682
Iridium Communications, Inc.*	265	7,174
ORBCOMM, Inc.*	213	705
Verizon Communications, Inc.	2,772	150,131
Vonage Holdings Corp.*	623	5,582
Zayo Group Holdings, Inc.*	647	22,639
		394,836
Household Durables - 3.4%
Garmin Ltd.	347	30,671

Wireless Telecommunication Services - 7.7%
Shenandoah Telecommunications Co.	128	5,687
Spok Holdings, Inc.	48	478
Sprint Corp.*	1,684	15,476
Telephone & Data Systems, Inc.	266	5,357
T-Mobile US, Inc.*	453	40,843
United States Cellular Corp.*	43	1,351
		69,192
TOTAL COMMON STOCKS (Cost $664,105)		714,654

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 1.49% (Cost $794)	794	794

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 8.3%

REPURCHASE AGREEMENTS(d) - 8.3%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $74,447 (Cost $74,436)	74,436	74,436

Total Investments - 88.0% (Cost $739,335)		789,884
Other Assets Less Liabilities - 12.0%		107,584
Net Assets - 100.0%		897,468

Ultra Telecommunications

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $534,611.
(b)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $653, collateralized in the form of cash with a value of $794 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(c)	The security was purchased with cash collateral held from securities on loan at February 29, 2020. The total value of securities purchased was $794.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Telecommunications had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
64,158	11/6/2020	Bank of America NA	1.97%	iShares® U.S. Telecommunications ETF	(12,183)
74,662	12/7/2020	Bank of America NA	1.97%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	(4,636)
180,168	11/6/2020	Citibank NA	1.87%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	(11,109)
52,893	11/8/2021	Credit Suisse International	1.97%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	(3,723)
58,692	11/6/2020	Goldman Sachs International	2.07%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	(2,321)
170,251	1/6/2021	Morgan Stanley & Co. International plc	1.92%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	(11,950)
248,002	1/6/2021	Morgan Stanley & Co. International plc	1.62%	iShares® U.S. Telecommunications ETF	(16,923)
71,076	1/6/2021	Societe Generale	2.17%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	9,182
157,027	11/8/2021	UBS AG	2.02%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	(12,304)
1,076,929					(65,967)
				Total Unrealized Appreciation	9,182
				Total Unrealized Depreciation	(75,149)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
(3)	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra Utilities

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 91.8%

Electric Utilities - 54.5%
ALLETE, Inc.	1,421	98,035
Alliant Energy Corp.	6,606	344,305
American Electric Power Co., Inc.	13,576	1,211,794
Avangrid, Inc.	1,529	75,976
Duke Energy Corp.	20,038	1,837,484
Edison International	9,855	662,157
El Paso Electric Co.	1,119	75,946
Entergy Corp.	5,472	639,731
Evergy, Inc.	6,265	409,418
Eversource Energy	8,897	769,235
Exelon Corp.	26,717	1,151,770
FirstEnergy Corp.	14,850	661,270
Hawaiian Electric Industries, Inc.	2,995	128,306
IDACORP, Inc.	1,385	133,846
NextEra Energy, Inc.	13,435	3,395,831
Pinnacle West Capital Corp.	3,090	276,524
PNM Resources, Inc.	2,188	103,011
Portland General Electric Co.	2,456	133,631
PPL Corp.	19,870	596,299
Southern Co. (The)	28,824	1,739,817
Xcel Energy, Inc.	14,412	898,156
		15,342,542
Gas Utilities - 4.0%
Atmos Energy Corp.	3,280	338,660
National Fuel Gas Co.	2,373	86,876
New Jersey Resources Corp.	2,624	92,653
ONE Gas, Inc.	1,450	119,103
South Jersey Industries, Inc.	2,540	68,707
Southwest Gas Holdings, Inc.	1,503	97,214
Spire, Inc.	1,401	105,145
UGI Corp.	5,745	207,050
		1,115,408
Independent Power and Renewable Electricity Producers - 2.7%
AES Corp.	18,244	305,222
NRG Energy, Inc.	6,915	229,647
Vistra Energy Corp.	12,322	236,952
		771,821
Multi-Utilities - 27.5%
Ameren Corp.	6,762	534,198
Avista Corp.	1,833	86,426
Black Hills Corp.	1,688	121,874
CenterPoint Energy, Inc.	13,802	317,722
CMS Energy Corp.	7,802	471,397
Consolidated Edison, Inc.	9,137	720,178
Dominion Energy, Inc.	22,622	1,768,588
DTE Energy Co.	5,280	589,618
MDU Resources Group, Inc.	5,507	152,709
NiSource, Inc.	10,263	277,306
NorthWestern Corp.	1,387	97,562
Public Service Enterprise Group, Inc.	13,900	713,209
Sempra Energy	7,748	1,083,016
WEC Energy Group, Inc.	8,670	800,501
		7,734,304
Water Utilities - 3.1%
American Water Works Co., Inc.	4,969	614,467
Essential Utilities, Inc.	5,932	255,135
		869,602
TOTAL COMMON STOCKS (Cost $26,130,330)		25,833,677

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 6.8%

REPURCHASE AGREEMENTS(b) - 6.8%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $1,925,858 (Cost $1,925,605)	1,925,605	1,925,605

Total Investments - 98.6% (Cost $28,055,935)		27,759,282
Other Assets Less Liabilities - 1.4%		394,286
Net Assets - 100.0%		28,153,568

Ultra Utilities

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,626,394.

(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Utilities had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
1,590,516	12/7/2020	Bank of America NA	1.87%	Dow Jones U.S. UtilitiesSM Index(3)	(63,206)
4,250,697	1/6/2021	Bank of America NA	1.97%	iShares® U.S. Utilities ETF	(235,943)
4,855,382	11/8/2021	Credit Suisse International	1.92%	Dow Jones U.S. UtilitiesSM Index(3)	(52,437)
682,572	1/6/2021	Morgan Stanley & Co. International plc	2.02%	Dow Jones U.S. UtilitiesSM Index(3)	(7,548)
827,606	1/6/2021	Morgan Stanley & Co. International plc	1.82%	iShares® U.S. Utilities ETF	(21,102)
10,389,037	1/6/2021	Societe Generale	2.17%	Dow Jones U.S. UtilitiesSM Index(3)	(140,927)
8,099,365	11/8/2021	UBS AG	2.02%	Dow Jones U.S. UtilitiesSM Index(3)	(47,882)
30,695,175					(569,045)
				Total Unrealized Depreciation	(569,045)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
(3)	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

UltraPro Communication Services Select Sector

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 84.5%

Diversified Telecommunication Services - 8.4%
AT&T, Inc.	1,315	46,314
CenturyLink, Inc.	1,388	16,753
Verizon Communications, Inc.	827	44,791
		107,858
Entertainment - 17.5%
Activision Blizzard, Inc.	858	49,875
Electronic Arts, Inc.*	413	41,866
Live Nation Entertainment, Inc.*	199	12,093
Netflix, Inc.*	169	62,366
Take-Two Interactive Software, Inc.*	160	17,197
Walt Disney Co. (The)	344	40,472
		223,869
Interactive Media & Services - 39.0%
Alphabet, Inc., Class A*	96	128,568
Alphabet, Inc., Class C*	95	127,236
Facebook, Inc., Class A*	1,078	207,483
Twitter, Inc.*	1,098	36,453
		499,740
Media - 16.5%
Charter Communications, Inc., Class A*	106	52,276
Comcast Corp., Class A	1,154	46,656
Discovery, Inc., Class A*	224	5,757
Discovery, Inc., Class C*	475	11,922
DISH Network Corp., Class A*	361	12,101
Fox Corp., Class A	502	15,431
Fox Corp., Class B	230	7,004
Interpublic Group of Cos., Inc. (The)	549	11,727
News Corp., Class A	550	6,641
News Corp., Class B	172	2,140
Omnicom Group, Inc.	308	21,338
ViacomCBS, Inc.	765	18,827
		211,820
Wireless Telecommunication Services - 3.1%
T-Mobile US, Inc.*	448	40,392

TOTAL COMMON STOCKS (Cost $1,076,902)		1,083,679

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 14.2%

REPURCHASE AGREEMENTS(b) - 14.2%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $181,923 (Cost $181,899)	181,899	181,899

Total Investments - 98.7% (Cost $1,258,801)		1,265,578
Other Assets Less Liabilities - 1.3%		16,570
Net Assets - 100.0%		1,282,148

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $617,846.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraPro Communication Services Select Sector

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Swap Agreements
UltraPro Communication Services Select Sector had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
227,636	2/8/2021	Goldman Sachs International	2.07%	Communication Services Select Sector Index(3)	(80,893)
2,450,876	11/8/2021	Societe Generale	2.12%	Communication Services Select Sector Index(3)	12,065
84,733	12/7/2020	UBS AG	2.02%	Communication Services Select Sector Index(3)	100,125
2,763,245					31,297
				Total Unrealized Appreciation	112,190
				Total Unrealized Depreciation	(80,893)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
(3)	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

UltraPro Dow30SM

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 80.0%

Aerospace & Defense - 8.7%
Boeing Co. (The)	83,895	23,080,354
United Technologies Corp.	83,895	10,955,848
		34,036,202
Banks - 2.5%
JPMorgan Chase & Co.	83,895	9,741,049

Beverages - 1.1%
Coca-Cola Co. (The)	83,896	4,487,597

Capital Markets - 4.3%
Goldman Sachs Group, Inc. (The)	83,895	16,843,599

Chemicals - 0.9%
Dow, Inc.	83,896	3,390,237

Communications Equipment - 0.8%
Cisco Systems, Inc.	83,896	3,349,967

Consumer Finance - 2.3%
American Express Co.	83,896	9,222,687

Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	83,895	4,543,753

Entertainment - 2.5%
Walt Disney Co. (The)	83,895	9,870,247

Food & Staples Retailing - 3.3%
Walgreens Boots Alliance, Inc.	83,895	3,839,035
Walmart, Inc.	83,895	9,033,814
		12,872,849
Health Care Providers & Services - 5.4%
UnitedHealth Group, Inc.	83,895	21,389,869

Hotels, Restaurants & Leisure - 4.1%
McDonald's Corp.	83,895	16,289,892

Household Products - 2.4%
Procter & Gamble Co. (The)	83,896	9,499,544

Industrial Conglomerates - 3.2%
3M Co.	83,895	12,520,490

Insurance - 2.6%
Travelers Cos., Inc. (The)	83,896	10,051,580

IT Services - 6.7%
International Business Machines Corp.	83,896	10,919,065
Visa, Inc., Class A	83,895	15,248,755
		26,167,820
Machinery - 2.7%
Caterpillar, Inc.	83,895	10,423,115

Oil, Gas & Consumable Fuels - 3.1%
Chevron Corp.	83,895	7,830,759
Exxon Mobil Corp.	83,895	4,315,559
		12,146,318
Pharmaceuticals - 5.2%
Johnson & Johnson	83,895	11,282,200
Merck & Co., Inc.	83,895	6,423,001
Pfizer, Inc.	83,898	2,803,871
		20,509,072
Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.	83,896	4,657,906

Software - 3.5%
Microsoft Corp.	83,895	13,591,829

Specialty Retail - 4.6%
Home Depot, Inc. (The)	83,895	18,275,687

Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	83,895	22,933,538

Textiles, Apparel & Luxury Goods - 1.9%
NIKE, Inc., Class B	83,895	7,498,535

TOTAL COMMON STOCKS (Cost $357,965,748)		314,313,382

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 24.0%

REPURCHASE AGREEMENTS(b) - 24.0%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $94,248,497 (Cost $94,236,068)	94,236,068	94,236,068

Total Investments - 104.0% (Cost $452,201,816)		408,549,450
Liabilities in excess of other assets - (4.0%)		(15,638,984)
Net Assets - 100.0%		392,910,466

UltraPro Dow30SM

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $181,408,270.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased
UltraPro Dow30SM had the following open long futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
DJIA CBOT E-Mini Index	280	3/20/2020	USD	$35,616,000	$(102,968)

Swap Agreements

UltraPro Dow30SM had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
69,411,841	12/7/2020	Bank of America NA	2.00%	Dow Jones Industrial AverageSM	(4,841,497)
147,933,294	11/6/2020	BNP Paribas SA	2.22%	Dow Jones Industrial AverageSM	(12,227,616)
56,764,510	1/20/2021	Citibank NA	2.09%	Dow Jones Industrial AverageSM	(5,421,509)
75,208,275	11/6/2020	Credit Suisse International	1.92%	Dow Jones Industrial AverageSM	(2,573,662)
69,215,097	11/8/2021	Goldman Sachs International	2.07%	Dow Jones Industrial AverageSM	(6,023,655)
6,806	1/6/2021	Morgan Stanley & Co. International plc	2.05%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(531)
60,982,464	1/6/2021	Morgan Stanley & Co. International plc	2.22%	Dow Jones Industrial AverageSM	(4,861,099)
303,692,671	1/6/2021	Societe Generale	2.37%	Dow Jones Industrial AverageSM	(23,228,151)
45,736,848	11/8/2021	UBS AG	2.17%	Dow Jones Industrial AverageSM	(6,561,361)
828,951,806					(65,739,081)
				Total Unrealized Depreciation	(65,739,081)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Financial Select Sector

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 87.6%

Banks - 35.8%
Bank of America Corp.	33,863	965,096
Citigroup, Inc.	9,142	580,152
Citizens Financial Group, Inc.	1,821	57,708
Comerica, Inc.	605	31,847
Fifth Third Bancorp	2,974	72,566
First Republic Bank	704	70,801
Huntington Bancshares, Inc.	4,325	53,068
JPMorgan Chase & Co.	13,134	1,524,989
KeyCorp	4,126	67,460
M&T Bank Corp.	552	77,490
People's United Financial, Inc.	1,861	26,035
PNC Financial Services Group, Inc. (The)	1,836	232,070
Regions Financial Corp.	4,043	54,661
SVB Financial Group*	215	44,754
Truist Financial Corp.	5,615	259,076
US Bancorp	5,952	276,411
Wells Fargo & Co.	16,114	658,257
Zions Bancorp NA	713	28,484
		5,080,925
Capital Markets - 19.0%
Ameriprise Financial, Inc.	531	75,030
Bank of New York Mellon Corp. (The)	3,514	140,209
BlackRock, Inc.	495	229,190
Cboe Global Markets, Inc.	465	53,010
Charles Schwab Corp. (The)	4,788	195,111
CME Group, Inc.	1,499	298,031
E*TRADE Financial Corp.	945	43,262
Franklin Resources, Inc.	1,170	25,459
Goldman Sachs Group, Inc. (The)	1,000	200,770
Intercontinental Exchange, Inc.	2,331	207,972
Invesco Ltd.	1,561	22,478
MarketAxess Holdings, Inc.	158	51,244
Moody's Corp.	680	163,220
Morgan Stanley	5,150	231,905
MSCI, Inc.	354	104,586
Nasdaq, Inc.	481	49,327
Northern Trust Corp.	886	77,755
Raymond James Financial, Inc.	517	43,237
S&P Global, Inc.	1,022	271,760
State Street Corp.	1,522	103,663
T. Rowe Price Group, Inc.	978	115,414
		2,702,633
Consumer Finance - 4.5%
American Express Co.	2,809	308,793
Capital One Financial Corp.	1,950	172,107
Discover Financial Services	1,313	86,107
Synchrony Financial	2,489	72,430
		639,437
Diversified Financial Services - 11.9%
Berkshire Hathaway, Inc., Class B*	8,190	1,689,925

Insurance - 16.4%
Aflac, Inc.	3,073	131,678
Allstate Corp. (The)	1,356	142,719
American International Group, Inc.	3,641	153,505
Aon plc	981	204,048
Arthur J Gallagher & Co.	781	76,140
Assurant, Inc.	252	30,389
Chubb Ltd.	1,898	275,267
Cincinnati Financial Corp.	637	59,394
Everest Re Group Ltd.	171	42,387
Globe Life, Inc.	418	38,732
Hartford Financial Services Group, Inc. (The)	1,511	75,474
Lincoln National Corp.	830	37,674
Loews Corp.	1,070	48,824
Marsh & McLennan Cos., Inc.	2,113	220,935
MetLife, Inc.	3,274	139,865
Principal Financial Group, Inc.	1,083	48,074
Progressive Corp. (The)	2,448	179,096
Prudential Financial, Inc.	1,682	126,907
Travelers Cos., Inc. (The)	1,081	129,515
Unum Group	865	20,163
Willis Towers Watson plc	538	101,816
WR Berkley Corp.	607	40,754
		2,323,356
TOTAL COMMON STOCKS (Cost $13,787,951)		12,436,276

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.5%

REPURCHASE AGREEMENTS(b) - 0.5%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $67,245 (Cost $67,236)	67,236	67,236
Total Investments - 88.1% (Cost $13,855,187)		12,503,512
Other Assets Less Liabilities - 11.9%		1,691,701
Net Assets - 100.0%		14,195,213

UltraPro Financial Select Sector

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,154,450.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraPro Financial Select Sector had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
178,584	12/7/2020	Bank of America NA	2.12%	S&P Financial Select Sector Index(3)	(20,314)
2,479,099	11/8/2021	Credit Suisse International	2.02%	S&P Financial Select Sector Index(3)	(85,393)
10,949,336	11/6/2020	Goldman Sachs International	2.07%	S&P Financial Select Sector Index(3)	(189,879)
3,079,191	1/6/2021	Morgan Stanley & Co. International plc	2.37%	S&P Financial Select Sector Index(3)	(342,979)
9,091,553	1/6/2021	Societe Generale	2.37%	S&P Financial Select Sector Index(3)	(1,306,118)
4,315,637	11/8/2021	UBS AG	2.02%	S&P Financial Select Sector Index(3)	(845,919)
30,093,400					(2,790,602)
				Total Unrealized Depreciation	(2,790,602)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
(3)	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

UltraPro MidCap400

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 93.0%

Aerospace & Defense - 1.5%
Axon Enterprise, Inc.*	494	38,221
Curtiss-Wright Corp.	355	42,578
Mercury Systems, Inc.*	461	33,865
Teledyne Technologies, Inc.*	303	102,208
		216,872
Air Freight & Logistics - 0.4%
XPO Logistics, Inc.*	768	56,809

Airlines - 0.3%
JetBlue Airways Corp.*	2,397	37,825

Auto Components - 1.3%
Adient plc*	723	17,301
Dana, Inc.	1,195	17,184
Delphi Technologies plc*	714	10,082
Gentex Corp.	2,101	56,097
Goodyear Tire & Rubber Co. (The)	1,931	18,702
Lear Corp.	457	50,818
Visteon Corp.*	233	15,154
		185,338
Automobiles - 0.2%
Thor Industries, Inc.	458	34,538

Banks - 6.4%
Associated Banc-Corp.	1,323	22,398
BancorpSouth Bank	797	19,503
Bank of Hawaii Corp.	334	24,856
Bank OZK	1,004	25,492
Cathay General Bancorp	629	19,361
CIT Group, Inc.	785	31,172
Commerce Bancshares, Inc.	861	52,555
Cullen/Frost Bankers, Inc.	473	37,078
East West Bancorp, Inc.	1,211	46,914
First Financial Bankshares, Inc.	1,129	32,447
First Horizon National Corp.	2,584	34,445
FNB Corp.	2,697	27,213
Fulton Financial Corp.	1,362	19,681
Hancock Whitney Corp.	724	24,254
Home BancShares, Inc.	1,288	21,587
International Bancshares Corp.	476	16,232
PacWest Bancorp	996	31,513
Pinnacle Financial Partners, Inc.	598	31,479
Prosperity Bancshares, Inc.	785	50,711
Signature Bank	448	56,045
Sterling Bancorp	1,678	27,821
Synovus Financial Corp.	1,218	35,346
TCF Financial Corp.	1,274	46,425
Texas Capital Bancshares, Inc.*	418	19,679
Trustmark Corp.	533	14,338
UMB Financial Corp.	360	20,934
Umpqua Holdings Corp.	1,829	28,148
United Bankshares, Inc.	843	24,346
Valley National Bancorp	3,253	30,253
Webster Financial Corp.	765	29,047
Wintrust Financial Corp.	475	25,370
		926,643
Beverages - 0.2%
Boston Beer Co., Inc. (The), Class A*	77	28,551

Biotechnology - 0.9%
Arrowhead Pharmaceuticals, Inc.*	832	29,420
Exelixis, Inc.*	2,524	46,921
Ligand Pharmaceuticals, Inc.*	145	13,572
United Therapeutics Corp.*	366	37,683
		127,596
Building Products - 1.2%
Lennox International, Inc.	291	66,386
Owens Corning	904	51,067
Resideo Technologies, Inc.*	1,018	10,943
Trex Co., Inc.*	484	46,295
		174,691
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	410	30,840
Eaton Vance Corp.	940	38,784
Evercore, Inc., Class A	325	21,652
FactSet Research Systems, Inc.	315	83,787
Federated Hermes, Inc., Class B	798	23,022
Interactive Brokers Group, Inc., Class A	639	32,653
Janus Henderson Group plc	1,292	27,390
Legg Mason, Inc.	678	33,778
SEI Investments Co.	1,049	57,391
Stifel Financial Corp.	568	30,922
		380,219
Chemicals - 2.2%
Ashland Global Holdings, Inc.	500	35,770
Cabot Corp.	473	17,681
Chemours Co. (The)	1,358	20,180
Ingevity Corp.*	348	15,674
Minerals Technologies, Inc.	290	13,012
NewMarket Corp.	61	23,704
Olin Corp.	1,325	21,452
PolyOne Corp.	749	18,545
RPM International, Inc.	1,078	69,110
Scotts Miracle-Gro Co. (The)	330	34,977
Sensient Technologies Corp.	351	17,262
Valvoline, Inc.	1,564	30,498
		317,865
Commercial Services & Supplies - 1.8%
Brink's Co. (The)	416	32,569
Clean Harbors, Inc.*	427	29,685
Deluxe Corp.	350	11,655
Healthcare Services Group, Inc.	616	16,965
Herman Miller, Inc.	490	16,778
HNI Corp.	356	11,687
KAR Auction Services, Inc.	1,069	20,578
MSA Safety, Inc.	296	36,014
Stericycle, Inc.*	758	43,532
Tetra Tech, Inc.	454	36,715
		256,178
Communications Equipment - 1.1%
Ciena Corp.*	1,286	49,447
InterDigital, Inc.	259	13,698
Lumentum Holdings, Inc.*	641	49,883
NetScout Systems, Inc.*	548	14,084
ViaSat, Inc.*	479	27,542
		154,654

UltraPro MidCap400

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Construction & Engineering - 1.1%
AECOM*	1,305	58,647
Dycom Industries, Inc.*	262	7,745
EMCOR Group, Inc.	466	35,845
Fluor Corp.	1,163	10,839
MasTec, Inc.*	501	24,589
Valmont Industries, Inc.	180	20,919
		158,584
Construction Materials - 0.2%
Eagle Materials, Inc.	346	27,310

Consumer Finance - 0.7%
FirstCash, Inc.	355	27,307
LendingTree, Inc.*	65	17,928
Navient Corp.	1,615	18,137
SLM Corp.	3,506	36,357
		99,729
Containers & Packaging - 0.9%
AptarGroup, Inc.	531	53,668
Greif, Inc., Class A	218	7,704
O-I Glass, Inc.	1,291	13,943
Silgan Holdings, Inc.	644	18,438
Sonoco Products Co.	832	40,111
		133,864
Distributors - 0.5%
Pool Corp.	332	70,039

Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc.*	448	13,830
Graham Holdings Co., Class B	36	18,103
Grand Canyon Education, Inc.*	400	32,272
Service Corp. International	1,519	72,593
WW International, Inc.*	386	11,580
		148,378
Diversified Financial Services - 0.3%
Jefferies Financial Group, Inc.	1,987	39,164

Electric Utilities - 1.4%
ALLETE, Inc.	429	29,597
Hawaiian Electric Industries, Inc.	905	38,770
IDACORP, Inc.	418	40,396
OGE Energy Corp.	1,662	63,322
PNM Resources, Inc.	662	31,167
		203,252
Electrical Equipment - 1.6%
Acuity Brands, Inc.	330	33,944
EnerSys	351	21,614
Generac Holdings, Inc.*	518	53,349
Hubbell, Inc.	452	60,224
nVent Electric plc	1,292	31,021
Regal Beloit Corp.	340	26,398
		226,550
Electronic Equipment, Instruments & Components - 3.4%
Arrow Electronics, Inc.*	676	45,333
Avnet, Inc.	838	25,710
Belden, Inc.	321	12,817
Cognex Corp.	1,420	63,247
Coherent, Inc.*	201	25,871
II-VI, Inc.*(b)	724	21,495
Jabil, Inc.	1,153	36,954
Littelfuse, Inc.	203	32,415
National Instruments Corp.	980	39,474
SYNNEX Corp.	339	42,385
Tech Data Corp.*	295	42,005
Trimble, Inc.*	2,070	81,724
Vishay Intertechnology, Inc.	1,100	20,570
		490,000
Energy Equipment & Services - 0.3%
Apergy Corp.*	642	11,941
Core Laboratories NV	368	9,877
Patterson-UTI Energy, Inc.	1,615	9,254
Transocean Ltd.*	4,776	16,000
		47,072
Entertainment - 0.3%
Cinemark Holdings, Inc.	886	23,001
World Wrestling Entertainment, Inc., Class A	394	18,427
		41,428
Equity Real Estate Investment Trusts (REITs) - 9.6%
American Campus Communities, Inc.	1,141	49,565
Brixmor Property Group, Inc.	2,474	45,052
Camden Property Trust	804	85,208
CoreCivic, Inc.	988	14,632
CoreSite Realty Corp.	313	32,467
Corporate Office Properties Trust	930	23,566
Cousins Properties, Inc.	1,219	43,506
CyrusOne, Inc.	941	57,006
Diversified Healthcare Trust	1,974	12,416
Douglas Emmett, Inc.	1,370	52,307
EastGroup Properties, Inc.	319	40,108
EPR Properties	653	38,684
First Industrial Realty Trust, Inc.	1,055	40,617
GEO Group, Inc. (The)	1,006	14,728
Healthcare Realty Trust, Inc.	1,112	38,142
Highwoods Properties, Inc.	862	38,687
JBG SMITH Properties	980	35,946
Kilroy Realty Corp.	810	58,879
Lamar Advertising Co., Class A	714	59,790
Life Storage, Inc.	387	41,761
Macerich Co. (The)	914	18,664
Mack-Cali Realty Corp.	751	14,254
Medical Properties Trust, Inc.	4,298	90,817
National Retail Properties, Inc.	1,426	72,512
Omega Healthcare Investors, Inc.	1,816	71,914
Park Hotels & Resorts, Inc.	1,988	36,301
Pebblebrook Hotel Trust	1,085	21,928
PotlatchDeltic Corp.	559	20,538
PS Business Parks, Inc.	165	24,511
Rayonier, Inc.	1,074	28,493
Sabra Health Care REIT, Inc.	1,608	31,436
Service Properties Trust	1,367	24,715
Spirit Realty Capital, Inc.	829	37,719
Taubman Centers, Inc.	509	26,499
Urban Edge Properties	956	15,487
Weingarten Realty Investors	1,006	27,092
		1,385,947
Food & Staples Retailing - 0.6%
BJ's Wholesale Club Holdings, Inc.*	1,015	19,549
Casey's General Stores, Inc.	306	49,884
Sprouts Farmers Market, Inc.*	981	15,676
		85,109
Food Products - 1.8%
Darling Ingredients, Inc.*	1,364	35,055
Flowers Foods, Inc.	1,598	34,405

UltraPro MidCap400

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Hain Celestial Group, Inc. (The)*	666	15,804
Ingredion, Inc.	555	46,232
Lancaster Colony Corp.	165	23,834
Pilgrim's Pride Corp.*	435	9,205
Post Holdings, Inc.*	551	55,794
Sanderson Farms, Inc.	164	20,264
Tootsie Roll Industries, Inc.(b)	140	4,491
TreeHouse Foods, Inc.*	467	17,797
		262,881
Gas Utilities - 1.5%
National Fuel Gas Co.	718	26,286
New Jersey Resources Corp.	793	28,001
ONE Gas, Inc.	437	35,895
Southwest Gas Holdings, Inc.	454	29,365
Spire, Inc.	423	31,746
UGI Corp.	1,737	62,601
		213,894
Health Care Equipment & Supplies - 3.4%
Avanos Medical, Inc.*	399	12,932
Cantel Medical Corp.	312	19,687
Globus Medical, Inc., Class A*	640	28,947
Haemonetics Corp.*	422	45,715
Hill-Rom Holdings, Inc.	555	53,308
ICU Medical, Inc.*	161	31,525
Integra LifeSciences Holdings Corp.*	592	30,843
LivaNova plc*	403	28,097
Masimo Corp.*	408	66,639
NuVasive, Inc.*	431	28,364
Penumbra, Inc.*	267	44,285
West Pharmaceutical Services, Inc.	614	92,444
		482,786
Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc.*	736	21,785
Amedisys, Inc.*	267	46,461
Chemed Corp.	133	55,543
Encompass Health Corp.	820	61,369
HealthEquity, Inc.*	590	41,884
MEDNAX, Inc.*	699	11,946
Molina Healthcare, Inc.*	520	63,726
Patterson Cos., Inc.	716	17,034
Tenet Healthcare Corp.*	863	22,680
		342,428
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.*	1,347	10,156

Hotels, Restaurants & Leisure - 4.3%
Boyd Gaming Corp.	665	17,762
Brinker International, Inc.	310	10,648
Caesars Entertainment Corp.*	4,636	58,923
Cheesecake Factory, Inc. (The)	342	12,185
Choice Hotels International, Inc.	264	24,098
Churchill Downs, Inc.	295	37,064
Cracker Barrel Old Country Store, Inc.	200	28,666
Domino's Pizza, Inc.	339	115,077
Dunkin' Brands Group, Inc.	688	45,766
Eldorado Resorts, Inc.*(b)	542	27,198
Jack in the Box, Inc.	197	13,565
Marriott Vacations Worldwide Corp.	312	30,196
Papa John's International, Inc.	183	10,543
Penn National Gaming, Inc.*	905	26,761
Scientific Games Corp.*	449	8,190
Six Flags Entertainment Corp.	652	16,483
Texas Roadhouse, Inc.	542	30,471
Wendy's Co. (The)	1,528	28,849
Wyndham Destinations, Inc.	754	30,085
Wyndham Hotels & Resorts, Inc.	791	40,301
		612,831
Household Durables - 1.1%
Helen of Troy Ltd.*	209	34,401
KB Home	712	23,204
Taylor Morrison Home Corp., Class A*	1,098	24,727
Tempur Sealy International, Inc.*	378	28,256
Toll Brothers, Inc.	1,003	37,141
TRI Pointe Group, Inc.*	1,156	17,721
		165,450
Household Products - 0.2%
Energizer Holdings, Inc.	535	23,000

Industrial Conglomerates - 0.5%
Carlisle Cos., Inc.	471	68,432

Insurance - 4.8%
Alleghany Corp.*	120	80,670
American Financial Group, Inc.	622	57,485
Brighthouse Financial, Inc.*	909	32,579
Brown & Brown, Inc.	1,943	83,568
CNO Financial Group, Inc.	1,255	20,105
First American Financial Corp.	934	53,331
Genworth Financial, Inc., Class A*	4,180	16,302
Hanover Insurance Group, Inc. (The)	328	38,881
Kemper Corp.	520	35,797
Mercury General Corp.	225	9,745
Old Republic International Corp.	2,371	46,756
Primerica, Inc.	343	38,190
Reinsurance Group of America, Inc.	520	63,456
RenaissanceRe Holdings Ltd.	367	62,537
RLI Corp.	332	26,686
Selective Insurance Group, Inc.	494	27,555
		693,643
Interactive Media & Services - 0.2%
TripAdvisor, Inc.	873	20,472
Yelp, Inc.*	531	16,604
		37,076
Internet & Direct Marketing Retail - 0.6%
Etsy, Inc.*	985	56,943
Grubhub, Inc.*	760	36,563
		93,506
IT Services - 2.3%
CACI International, Inc., Class A*	207	50,719
CoreLogic, Inc.	662	30,035
KBR, Inc.	1,178	30,581
LiveRamp Holdings, Inc.*	562	19,917
MAXIMUS, Inc.	532	33,527
Perspecta, Inc.	1,142	28,516
Sabre Corp.	2,274	30,960
Science Applications International Corp.	409	32,773
WEX, Inc.*	361	67,594
		324,622

UltraPro MidCap400

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Leisure Products - 0.8%
Brunswick Corp.	677	36,016
Mattel, Inc.*(b)	2,878	33,932
Polaris, Inc.	478	39,449
		109,397
Life Sciences Tools & Services - 2.1%
Bio-Rad Laboratories, Inc., Class A*	180	63,364
Bio-Techne Corp.	316	59,689
Charles River Laboratories International, Inc.*	405	63,006
PRA Health Sciences, Inc.*	525	49,455
Repligen Corp.*	390	33,384
Syneos Health, Inc.*	518	32,815
		301,713
Machinery - 4.0%
AGCO Corp.	520	31,424
Colfax Corp.*	695	23,262
Crane Co.	423	28,743
Donaldson Co., Inc.	1,051	47,379
Graco, Inc.	1,386	68,358
ITT, Inc.	729	43,849
Kennametal, Inc.	688	19,126
Lincoln Electric Holdings, Inc.	508	41,600
Nordson Corp.	425	61,752
Oshkosh Corp.	566	40,837
Terex Corp.	544	11,973
Timken Co. (The)	563	25,245
Toro Co. (The)	886	63,287
Trinity Industries, Inc.	814	16,565
Woodward, Inc.	469	48,401
		571,801
Marine - 0.2%
Kirby Corp.*	497	31,684

Media - 1.2%
AMC Networks, Inc., Class A*	366	11,346
Cable One, Inc.	42	66,067
John Wiley & Sons, Inc., Class A	363	13,500
Meredith Corp.	333	8,775
New York Times Co. (The), Class A	1,194	44,727
TEGNA, Inc.	1,801	25,790
		170,205
Metals & Mining - 1.7%
Allegheny Technologies, Inc.*	1,047	17,893
Carpenter Technology Corp.	396	14,553
Commercial Metals Co.	986	18,005
Compass Minerals International, Inc.	280	15,274
Reliance Steel & Aluminum Co.	555	56,771
Royal Gold, Inc.	545	52,576
Steel Dynamics, Inc.	1,789	47,641
United States Steel Corp.(b)	1,411	11,316
Worthington Industries, Inc.	307	9,763
		243,792
Multiline Retail - 0.2%
Dillard's, Inc., Class A(b)	82	4,616
Ollie's Bargain Outlet Holdings, Inc.*	454	23,095
		27,711
Multi-Utilities - 0.8%
Black Hills Corp.	511	36,894
MDU Resources Group, Inc.	1,666	46,198
NorthWestern Corp.	418	29,402
		112,494
Oil, Gas & Consumable Fuels - 1.0%
Antero Midstream Corp.(b)	2,466	10,752
Chesapeake Energy Corp.*(b)	9,740	2,679
CNX Resources Corp.*	1,549	8,225
EQT Corp.	2,123	12,462
Equitrans Midstream Corp.	1,690	11,931
Matador Resources Co.*	909	8,763
Murphy Oil Corp.	1,240	23,374
PBF Energy, Inc., Class A	846	18,942
World Fuel Services Corp.	543	15,356
WPX Energy, Inc.*	3,462	32,300
		144,784
Paper & Forest Products - 0.3%
Domtar Corp.	475	13,666
Louisiana-Pacific Corp.	977	27,795
		41,461
Personal Products - 0.2%
Edgewell Personal Care Co.*	451	13,692
Nu Skin Enterprises, Inc., Class A	461	11,304
		24,996
Pharmaceuticals - 0.8%
Catalent, Inc.*	1,286	66,268
Nektar Therapeutics*	1,461	30,403
Prestige Consumer Healthcare, Inc.*	418	15,616
		112,287
Professional Services - 0.8%
ASGN, Inc.*	439	22,262
FTI Consulting, Inc.*	313	35,241
Insperity, Inc.	313	21,055
ManpowerGroup, Inc.	489	37,134
		115,692
Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc.	428	63,246

Road & Rail - 0.8%
Avis Budget Group, Inc.*	472	15,281
Knight-Swift Transportation Holdings, Inc.	1,020	32,579
Landstar System, Inc.	327	33,017
Ryder System, Inc.	442	16,813
Werner Enterprises, Inc.	368	12,365
		110,055
Semiconductors & Semiconductor Equipment - 3.9%
Cabot Microelectronics Corp.	241	33,567
Cirrus Logic, Inc.*	481	33,016
Cree, Inc.*	895	40,033
Cypress Semiconductor Corp.	3,068	70,840
First Solar, Inc.*	630	28,835
MKS Instruments, Inc.	453	45,386
Monolithic Power Systems, Inc.	336	53,303
Semtech Corp.*	551	21,759
Silicon Laboratories, Inc.*	361	32,013
SolarEdge Technologies, Inc.*	404	50,387
Synaptics, Inc.*	278	18,362
Teradyne, Inc.	1,393	81,853
Universal Display Corp.	352	55,894
		565,248
Software - 3.9%
ACI Worldwide, Inc.*	960	26,755

UltraPro MidCap400

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Blackbaud, Inc.	409	27,730
CDK Global, Inc.	1,009	46,434
Ceridian HCM Holding, Inc.*	838	59,272
CommVault Systems, Inc.*	350	14,595
Fair Isaac Corp.*	241	90,623
j2 Global, Inc.	385	33,622
LogMeIn, Inc.	405	34,520
Manhattan Associates, Inc.*	531	35,768
PTC, Inc.*	863	65,200
Teradata Corp.*	934	18,624
Tyler Technologies, Inc.*	324	101,526
		554,669
Specialty Retail - 2.0%
Aaron's, Inc.	557	21,907
American Eagle Outfitters, Inc.	1,318	16,976
AutoNation, Inc.*	489	20,895
Bed Bath & Beyond, Inc.(b)	1,049	11,340
Dick's Sporting Goods, Inc.	529	19,261
Five Below, Inc.*	463	44,888
Foot Locker, Inc.	889	32,226
Murphy USA, Inc.*	241	23,497
RH*	135	24,489
Sally Beauty Holdings, Inc.*	966	12,017
Urban Outfitters, Inc.*	585	13,753
Williams-Sonoma, Inc.	645	40,242
		281,491
Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp.*	1,060	26,712

Textiles, Apparel & Luxury Goods - 0.9%
Carter's, Inc.	367	33,570
Columbia Sportswear Co.	241	19,593
Deckers Outdoor Corp.*	233	40,495
Skechers U.S.A., Inc., Class A*	1,112	36,785
		130,443
Thrifts & Mortgage Finance - 0.4%
New York Community Bancorp, Inc.	3,881	41,954
Washington Federal, Inc.	651	19,523
		61,477
Trading Companies & Distributors - 0.6%
GATX Corp.	291	20,815
MSC Industrial Direct Co., Inc., Class A	374	23,121
NOW, Inc.*	903	7,973
Watsco, Inc.	271	42,542
		94,451
Water Utilities - 0.5%
Essential Utilities, Inc.	1,794	77,160

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	812	16,354

TOTAL COMMON STOCKS (Cost $15,929,175)		13,374,233

SECURITIES LENDING REINVESTMENTS(c) - 0.3%

INVESTMENT COMPANIES - 0.3%
BlackRock Liquidity FedFund, Institutional Class 1.49% (Cost $37,043)	37,043	37,043

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 18.2%

REPURCHASE AGREEMENTS(d) - 18.2%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $2,611,669 (Cost $2,611,325)	2,611,325	2,611,325
Total Investments - 111.5% (Cost $18,577,543)		16,022,601
Liabilities in excess of other assets - (11.5%)		(1,654,823)
Net Assets - 100.0%		14,367,778

UltraPro MidCap400

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,114,199.
(b)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $82,636, collateralized in the form of cash with a value of $37,043 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $47,550 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from March 19, 2020 – November 15, 2049; a total value of $84,593.
(c)	The security was purchased with cash collateral held from securities on loan at February 29, 2020. The total value of securities purchased was $37,043.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraPro MidCap400

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Futures Contracts Purchased
UltraPro MidCap400 had the following open long futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	4	3/20/2020	USD	$725,680	$(47,098)

Swap Agreements

UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
1,169,381	12/7/2020	Bank of America NA	2.07%	S&P MidCap 400®	(453,979)
4,913,727	11/6/2020	BNP Paribas SA	2.07%	S&P MidCap 400®	(373,761)
3,029,380	11/6/2020	Citibank NA	1.97%	S&P MidCap 400®	(741,438)
6,256,486	11/8/2021	Credit Suisse International	1.92%	S&P MidCap 400®	(678,589)
471,972	12/7/2020	Goldman Sachs International	1.77%	SPDR® S&P MidCap 400® ETF Trust	(46,022)
3,873,826	12/7/2020	Goldman Sachs International	2.02%	S&P MidCap 400®	(513,232)
2,438,016	1/6/2021	Morgan Stanley & Co. International plc	2.17%	S&P MidCap 400®	(240,254)
1,190,735	11/6/2020	Societe Generale	2.27%	S&P MidCap 400®	263,718
5,683,262	11/8/2021	UBS AG	2.02%	S&P MidCap 400®	(441,473)
29,026,785					(3,225,030)
				Total Unrealized Appreciation	263,718
				Total Unrealized Depreciation	(3,488,748)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Nasdaq Biotechnology

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 88.9%

Biotechnology - 70.5%
AC Immune SA*	1,566	10,758
ACADIA Pharmaceuticals, Inc.*	3,571	152,625
Acceleron Pharma, Inc.*	1,231	105,780
ADMA Biologics, Inc.*	1,376	4,011
Adverum Biotechnologies, Inc.*	1,497	18,428
Aeglea BioTherapeutics, Inc.*	672	4,590
Affimed NV*	1,768	4,172
Agios Pharmaceuticals, Inc.*	1,586	75,303
Aimmune Therapeutics, Inc.*	1,468	34,953
Akcea Therapeutics, Inc.*(b)	2,177	36,965
Akebia Therapeutics, Inc.*	2,758	24,463
Akero Therapeutics, Inc.*	662	14,412
Alector, Inc.*	1,598	43,913
Alexion Pharmaceuticals, Inc.*	5,131	482,468
Alkermes plc*	3,650	76,066
Allakos, Inc.*	1,128	70,308
Allogene Therapeutics, Inc.*	2,827	76,329
Alnylam Pharmaceuticals, Inc.*	2,585	304,151
AMAG Pharmaceuticals, Inc.*	786	6,091
Amarin Corp. plc, ADR*	8,217	120,543
Amgen, Inc.	6,486	1,295,449
Amicus Therapeutics, Inc.*	5,908	56,392
AnaptysBio, Inc.*	629	9,404
Apellis Pharmaceuticals, Inc.*	1,736	60,100
Ardelyx, Inc.*	2,059	14,248
Arena Pharmaceuticals, Inc.*	1,162	51,825
Argenx SE, ADR*	500	70,690
Arrowhead Pharmaceuticals, Inc.*	2,220	78,499
Ascendis Pharma A/S, ADR*	1,062	138,464
Assembly Biosciences, Inc.*	754	13,662
Atara Biotherapeutics, Inc.*	1,256	15,260
Athenex, Inc.*	1,797	21,959
Atreca, Inc., Class A*	510	12,056
Aurinia Pharmaceuticals, Inc.*	2,484	43,470
Autolus Therapeutics plc, ADR*	610	4,990
Avrobio, Inc.*	734	14,166
BeiGene Ltd., ADR*	938	148,532
BioCryst Pharmaceuticals, Inc.*	3,572	10,716
Biogen, Inc.*	4,130	1,273,651
BioMarin Pharmaceutical, Inc.*	4,165	376,391
Bluebird Bio, Inc.*	1,283	92,799
Blueprint Medicines Corp.*	1,140	61,708
Bridgebio Pharma, Inc.*	2,866	91,368
Castle Biosciences, Inc.*	396	11,856
Cellectis SA, ADR*	398	6,217
ChemoCentryx, Inc.*	1,352	60,502
China Biologic Products Holdings, Inc.*	891	102,795
Coherus Biosciences, Inc.*	1,626	31,463
Corbus Pharmaceuticals Holdings, Inc.*(b)	1,499	7,105
CRISPR Therapeutics AG*	1,378	73,654
Cytokinetics, Inc.*	1,370	19,098
CytomX Therapeutics, Inc.*	1,053	7,045
Deciphera Pharmaceuticals, Inc.*	1,183	62,983
Denali Therapeutics, Inc.*	2,227	44,028
Dicerna Pharmaceuticals, Inc.*	1,587	31,327
Eagle Pharmaceuticals, Inc.*	317	14,550
Editas Medicine, Inc.*	1,190	26,394
Eidos Therapeutics, Inc.*	869	43,954
Eiger BioPharmaceuticals, Inc.*	568	5,390
Enanta Pharmaceuticals, Inc.*	457	23,252
Epizyme, Inc.*	2,266	48,560
Esperion Therapeutics, Inc.*	634	32,011
Exelixis, Inc.*	7,046	130,985
Fate Therapeutics, Inc.*	1,753	51,188
FibroGen, Inc.*	2,024	84,603
Flexion Therapeutics, Inc.*	885	13,974
Forty Seven, Inc.*	1,091	63,278
G1 Therapeutics, Inc.*	871	15,626
Galapagos NV, ADR*	189	39,947
Genmab A/S, ADR*	702	15,992
Geron Corp.*(b)	4,633	5,328
Gilead Sciences, Inc.	22,644	1,570,588
Global Blood Therapeutics, Inc.*	1,396	89,288
GlycoMimetics, Inc.*	1,006	3,642
Gossamer Bio, Inc.*	1,531	20,102
Grifols SA, ADR	2,922	62,560
Gritstone Oncology, Inc.*	830	6,972
Halozyme Therapeutics, Inc.*	3,400	66,538
Homology Medicines, Inc.*	1,021	16,336
ImmunoGen, Inc.*	4,083	18,169
Immunomedics, Inc.*	4,483	71,728
Incyte Corp.*	4,994	376,598
Inovio Pharmaceuticals, Inc.*(b)	2,319	9,925
Insmed, Inc.*	2,072	51,593
Intellia Therapeutics, Inc.*(b)	1,133	15,126
Intercept Pharmaceuticals, Inc.*	759	69,782
Ionis Pharmaceuticals, Inc.*	3,262	165,644
Iovance Biotherapeutics, Inc.*	2,926	96,295
Ironwood Pharmaceuticals, Inc.*	3,636	43,777
Karuna Therapeutics, Inc.*	603	52,618
Karyopharm Therapeutics, Inc.*	1,456	23,791
Kodiak Sciences, Inc.*	1,025	65,569
Kura Oncology, Inc.*	1,050	12,674
Lexicon Pharmaceuticals, Inc.*(b)	2,464	6,838
Ligand Pharmaceuticals, Inc.*	407	38,095
MacroGenics, Inc.*	1,134	9,945
Magenta Therapeutics, Inc.*	904	10,631
MannKind Corp.*(b)	4,786	6,078
MeiraGTx Holdings plc*	848	13,738
Mirati Therapeutics, Inc.*	915	81,883
Moderna, Inc.*	7,727	200,361
Momenta Pharmaceuticals, Inc.*	2,633	74,488
Myriad Genetics, Inc.*	1,725	30,395
Neurocrine Biosciences, Inc.*	2,135	202,185
OPKO Health, Inc.*	15,433	23,150
Orchard Therapeutics plc, ADR*	906	11,678
PDL BioPharma, Inc.*	2,647	9,000
Portola Pharmaceuticals, Inc.*	1,804	18,238
Precigen, Inc.*(b)	3,768	14,281
Precision BioSciences, Inc.*	1,178	9,436
Prevail Therapeutics, Inc.*	791	10,109
Principia Biopharma, Inc.*	760	49,066
Progenics Pharmaceuticals, Inc.*	2,004	9,459
ProQR Therapeutics NV*	1,144	8,111
Protagonist Therapeutics, Inc.*	631	4,922
Prothena Corp. plc*	925	9,861
PTC Therapeutics, Inc.*	1,429	78,366
Puma Biotechnology, Inc.*	903	9,712
Ra Pharmaceuticals, Inc.*	1,093	51,109
Radius Health, Inc.*	1,070	22,534
Regeneron Pharmaceuticals, Inc.*	2,063	917,148
REGENXBIO, Inc.*	855	34,200

UltraPro Nasdaq Biotechnology

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Retrophin, Inc.*	996	15,433
Rhythm Pharmaceuticals, Inc.*	1,019	19,443
Rigel Pharmaceuticals, Inc.*	3,886	8,238
Rocket Pharmaceuticals, Inc.*	1,167	22,745
Rubius Therapeutics, Inc.*(b)	1,851	15,493
Sage Therapeutics, Inc.*	1,202	56,494
Sangamo Therapeutics, Inc.*	2,688	22,929
Sarepta Therapeutics, Inc.*	1,729	197,919
Scholar Rock Holding Corp.*	688	9,708
Seattle Genetics, Inc.*	3,974	452,480
Seres Therapeutics, Inc.*	1,623	5,096
Solid Biosciences, Inc.*	1,066	3,518
Spectrum Pharmaceuticals, Inc.*	2,619	7,490
Stoke Therapeutics, Inc.*	758	18,761
Syros Pharmaceuticals, Inc.*	984	5,756
Translate Bio, Inc.*	1,391	10,544
Turning Point Therapeutics, Inc.*	831	41,193
Twist Bioscience Corp.*	762	23,332
Ultragenyx Pharmaceutical, Inc.*	1,339	75,091
uniQure NV*	1,011	52,026
United Therapeutics Corp.*	1,018	104,813
UNITY Biotechnology, Inc.*(b)	1,065	6,401
UroGen Pharma Ltd.*	486	13,248
Vanda Pharmaceuticals, Inc.*	1,237	13,644
Veracyte, Inc.*	1,132	27,949
Vertex Pharmaceuticals, Inc.*	5,886	1,318,641
Voyager Therapeutics, Inc.*	860	9,374
XBiotech, Inc.*	953	11,684
Xencor, Inc.*	1,315	42,724
Y-mAbs Therapeutics, Inc.*	921	27,096
Zai Lab Ltd., ADR*	862	47,384
		14,256,212
Chemicals - 0.0%(c)
Amyris, Inc.*(b)	2,446	7,791

Health Care Equipment & Supplies - 1.1%
Axonics Modulation Technologies, Inc.*(b)	787	27,895
Cerus Corp.*	3,295	16,937
Novocure Ltd.*	2,295	166,961
		211,793
Health Care Providers & Services - 1.0%
Guardant Health, Inc.*	2,178	189,399
PetIQ, Inc.*	543	16,887
		206,286
Life Sciences Tools & Services - 8.0%
Adaptive Biotechnologies Corp.*	2,883	81,012
Bio-Techne Corp.	884	166,979
Compugen Ltd.*	1,446	13,115
Illumina, Inc.*	3,364	893,714
Luminex Corp.	1,045	25,874
Medpace Holdings, Inc.*	836	75,190
NanoString Technologies, Inc.*	829	29,562
Pacific Biosciences of California, Inc.*	3,549	12,067
Personalis, Inc.*	724	6,321
PRA Health Sciences, Inc.*	1,467	138,191
Quanterix Corp.*	650	14,826
Syneos Health, Inc.*	2,406	152,420
		1,609,271
Pharmaceuticals - 8.3%
Aerie Pharmaceuticals, Inc.*	1,075	18,812
Akorn, Inc.*	2,925	3,393
Amphastar Pharmaceuticals, Inc.*	1,088	16,744
ANI Pharmaceuticals, Inc.*	280	13,443
Arvinas, Inc.*	903	42,558
Axsome Therapeutics, Inc.*	800	62,400
BioDelivery Sciences International, Inc.*	2,085	10,133
Cara Therapeutics, Inc.*	1,082	16,262
Chiasma, Inc.*	974	4,334
Collegium Pharmaceutical, Inc.*	777	18,454
Cymabay Therapeutics, Inc.*	1,593	2,644
Endo International plc*	5,258	29,024
Evolus, Inc.*(b)	775	6,657
EyePoint Pharmaceuticals, Inc.*	2,507	3,234
Foamix Pharmaceuticals Ltd.*	1,420	5,112
GW Pharmaceuticals plc, ADR*	683	69,878
Horizon Therapeutics plc*	4,343	148,617
Hutchison China MediTech Ltd., ADR*	966	22,527
Innoviva, Inc.*	2,348	31,628
Intra-Cellular Therapies, Inc.*	1,517	32,009
Jazz Pharmaceuticals plc*	1,312	150,329
Mylan NV*	11,967	205,713
MyoKardia, Inc.*	1,072	67,954
Nektar Therapeutics*	4,079	84,884
NGM Biopharmaceuticals, Inc.*(b)	1,546	27,890
Omeros Corp.*(b)	1,154	13,744
Optinose, Inc.*	1,063	6,431
Osmotica Pharmaceuticals plc*	1,353	7,888
Pacira BioSciences, Inc.*	968	41,992
Reata Pharmaceuticals, Inc., Class A*	639	124,445
resTORbio, Inc.*(b)	845	1,175
Revance Therapeutics, Inc.*	1,196	27,651
Sanofi, ADR	4,841	223,896
SIGA Technologies, Inc.*	1,879	9,386
Supernus Pharmaceuticals, Inc.*	1,217	21,894
TherapeuticsMD, Inc.*(b)	6,288	10,627
Theravance Biopharma, Inc.*	1,316	32,045
Tricida, Inc.*	1,151	36,579
WaVe Life Sciences Ltd.*	795	6,710
Xeris Pharmaceuticals, Inc.*	626	2,229
Zogenix, Inc.*	1,026	25,732
		1,687,057
TOTAL COMMON STOCKS (Cost $20,847,758)		17,978,410

	Number of Rights

RIGHTS - 0.0%(c)

Biotechnology - 0.0%(c)
Achillion Pharmaceuticals, Inc., CVR*(d)(e)	3,411	1,569
Pharmaceuticals - 0.0%(c)
Corium International, Inc., CVR*(d)(e)	1,033	186
TOTAL RIGHTS (Cost $1,569)		1,755

UltraPro Nasdaq Biotechnology

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

SECURITIES LENDING REINVESTMENTS(f) - 0.9%

INVESTMENT COMPANIES - 0.9%
BlackRock Liquidity FedFund, Institutional Class 1.49% (Cost $173,710)	173,710	173,710

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 1.3%

REPURCHASE AGREEMENTS(g) - 1.3%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $269,539 (Cost $269,503)	269,503	269,503

Total Investments - 91.1% (Cost $21,292,540)		18,423,378
Other Assets Less Liabilities - 8.9%		1,801,865
Net Assets - 100.0%		20,225,243

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,608,961.
(b)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $177,839, collateralized in the form of cash with a value of $173,710 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $6,438 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from March 26, 2020 – May 15, 2048; a total value of $180,148.
(c)	Represents less than 0.05% of net assets.
(d)	Security fair valued as of February 29, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 29, 2020 amounted to $1,755, which represents approximately 0.01% of net assets of the Fund.
(e)	Illiquid security.
(f)	The security was purchased with cash collateral held from securities on loan at February 29, 2020. The total value of securities purchased was $173,710.
(g)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights - No defined expiration

Swap Agreements

UltraPro Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
10,706,176	11/6/2020	Bank of America NA	1.77%	NASDAQ Biotechnology Index®	707,896
2,369,863	1/20/2021	Citibank NA	1.72%	NASDAQ Biotechnology Index®	(15,205)
7,806,621	11/6/2020	Goldman Sachs International	2.07%	NASDAQ Biotechnology Index®	(95,062)
6,421,219	1/6/2021	Societe Generale	2.17%	NASDAQ Biotechnology Index®	1,229
15,250,480	11/6/2020	UBS AG	1.67%	NASDAQ Biotechnology Index®	(753,077)
42,554,359					(154,219)
				Total Unrealized Appreciation	709,125
				Total Unrealized Depreciation	(863,344)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraPro QQQ

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 85.2%

Airlines - 0.2%
American Airlines Group, Inc.	200,346	3,816,591
United Airlines Holdings, Inc.*	115,711	7,126,641
		10,943,232
Automobiles - 1.2%
Tesla, Inc.*	82,468	55,087,799

Beverages - 2.2%
Monster Beverage Corp.*	245,844	15,343,124
PepsiCo, Inc.	637,694	84,194,739
		99,537,863
Biotechnology - 4.4%
Alexion Pharmaceuticals, Inc.*	101,223	9,517,999
Amgen, Inc.	271,717	54,270,036
Biogen, Inc.*	82,547	25,456,669
BioMarin Pharmaceutical, Inc.*	82,126	7,421,727
Gilead Sciences, Inc.	578,578	40,130,170
Incyte Corp.*	98,519	7,429,318
Regeneron Pharmaceuticals, Inc.*	49,335	21,932,861
Seattle Genetics, Inc.*	78,350	8,920,931
Vertex Pharmaceuticals, Inc.*	117,607	26,347,496
		201,427,207
Commercial Services & Supplies - 0.5%
Cintas Corp.	47,362	12,633,340
Copart, Inc.*	106,273	8,977,943
		21,611,283
Communications Equipment - 1.7%
Cisco Systems, Inc.	1,940,003	77,464,320

Electric Utilities - 0.8%
Exelon Corp.	444,546	19,164,378
Xcel Energy, Inc.	245,200	15,280,864
		34,445,242
Electronic Equipment, Instruments & Components - 0.2%
CDW Corp.	65,712	7,505,625

Entertainment - 2.7%
Activision Blizzard, Inc.	351,292	20,420,604
Electronic Arts, Inc.*	133,498	13,532,692
NetEase, Inc., ADR	33,333	10,623,561
Netflix, Inc.*	200,440	73,968,373
Take-Two Interactive Software, Inc.*	51,792	5,566,604
		124,111,834
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	202,050	56,804,337
Walgreens Boots Alliance, Inc.	408,163	18,677,539
		75,481,876
Food Products - 1.1%
Kraft Heinz Co. (The)	558,435	13,832,435
Mondelez International, Inc., Class A	658,425	34,764,840
		48,597,275
Health Care Equipment & Supplies - 1.0%
Align Technology, Inc.*	36,008	7,862,347
IDEXX Laboratories, Inc.*	39,220	9,981,882
Intuitive Surgical, Inc.*	52,837	28,212,845
		46,057,074
Health Care Technology - 0.2%
Cerner Corp.	143,650	9,950,635

Hotels, Restaurants & Leisure - 1.3%
Marriott International, Inc., Class A	149,489	18,536,636
Starbucks Corp.	540,076	42,358,161
		60,894,797
Insurance - 0.2%
Willis Towers Watson plc	58,794	11,126,764

Interactive Media & Services - 11.2%
Alphabet, Inc., Class A*	123,267	165,085,330
Alphabet, Inc., Class C*	123,138	164,922,417
Baidu, Inc., ADR*	126,426	15,168,591
Facebook, Inc., Class A*	862,746	166,052,723
		511,229,061
Internet & Direct Marketing Retail - 9.2%
Amazon.com, Inc.*	177,708	334,757,445
Booking Holdings, Inc.*	19,139	32,453,237
eBay, Inc.	372,055	12,887,985
Expedia Group, Inc.	63,742	6,286,236
JD.com, Inc., ADR*	423,869	16,323,195
MercadoLibre, Inc.*	22,718	13,994,969
Trip.com Group Ltd., ADR*	239,180	7,261,505
		423,964,572
IT Services - 3.5%
Automatic Data Processing, Inc.	197,909	30,624,439
Cognizant Technology Solutions Corp., Class A	250,401	15,256,933
Fiserv, Inc.*	310,940	34,004,398
Paychex, Inc.	163,715	12,684,638
PayPal Holdings, Inc.*	536,980	57,988,470
VeriSign, Inc.*	53,669	10,183,693
		160,742,571
Life Sciences Tools & Services - 0.4%
Illumina, Inc.*	67,201	17,853,290

Machinery - 0.2%
PACCAR, Inc.	158,158	10,580,770

Media - 3.5%
Charter Communications, Inc., Class A*	98,220	48,439,157
Comcast Corp., Class A	2,076,090	83,936,319
Fox Corp., Class A	162,152	4,984,553
Fox Corp., Class B	121,761	3,707,622
Liberty Global plc, Class A*	82,994	1,620,043
Liberty Global plc, Class C*	200,634	3,729,786
Sirius XM Holdings, Inc.	2,022,973	12,825,649
		159,243,129
Multiline Retail - 0.2%
Dollar Tree, Inc.*	108,248	8,987,831

Professional Services - 0.5%
CoStar Group, Inc.*	16,723	11,164,108
Verisk Analytics, Inc.	74,940	11,623,943
		22,788,051
Road & Rail - 0.5%
CSX Corp.	357,753	25,203,699

Semiconductors & Semiconductor Equipment - 11.0%
Advanced Micro Devices, Inc.*	509,275	23,161,827
Analog Devices, Inc.	168,417	18,365,874

UltraPro QQQ

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Applied Materials, Inc.	422,435	24,551,922
ASML Holding NV (Registered), NYRS	33,872	9,372,721
Broadcom, Inc.	181,398	49,452,723
Intel Corp.	1,989,306	110,446,269
KLA Corp.	72,177	11,094,327
Lam Research Corp.	66,352	19,469,667
Maxim Integrated Products, Inc.	123,734	6,882,085
Microchip Technology, Inc.	109,310	9,915,510
Micron Technology, Inc.*	506,234	26,607,659
NVIDIA Corp.	279,883	75,588,002
NXP Semiconductors NV	127,812	14,530,946
QUALCOMM, Inc.	522,145	40,883,954
Skyworks Solutions, Inc.	77,912	7,805,224
Texas Instruments, Inc.	427,467	48,791,083
Xilinx, Inc.	115,007	9,601,935
		506,521,728
Software - 13.8%
Adobe, Inc.*	221,368	76,398,524
ANSYS, Inc.*	38,509	9,326,495
Autodesk, Inc.*	100,456	19,175,041
Cadence Design Systems, Inc.*	128,316	8,486,820
Check Point Software Technologies Ltd.*	69,625	7,227,075
Citrix Systems, Inc.	59,530	6,154,807
Intuit, Inc.	119,054	31,650,506
Microsoft Corp.	2,734,943	443,088,116
Splunk, Inc.*	69,218	10,197,888
Synopsys, Inc.*	68,728	9,479,653
Workday, Inc., Class A*	74,997	12,993,230
		634,178,155
Specialty Retail - 0.8%
O'Reilly Automotive, Inc.*	34,638	12,771,723
Ross Stores, Inc.	165,428	17,995,258
Ulta Beauty, Inc.*	26,946	6,927,547
		37,694,528
Technology Hardware, Storage & Peripherals - 9.8%
Apple, Inc.	1,592,740	435,391,406
NetApp, Inc.	104,389	4,877,054
Western Digital Corp.	135,987	7,555,438
		447,823,898
Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc.*	56,301	12,240,400

Trading Companies & Distributors - 0.2%
Fastenal Co.	262,276	8,975,085

Wireless Telecommunication Services - 0.8%
T-Mobile US, Inc.*	391,274	35,277,264

TOTAL COMMON STOCKS (Cost $4,043,926,433)		3,907,546,858

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 7.2%

REPURCHASE AGREEMENTS(b) - 7.2%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $329,206,155 (Cost $329,162,740)	329,162,740	329,162,740

Total Investments - 92.4% (Cost $4,373,089,173)		4,236,709,598
Other Assets Less Liabilities - 7.6%		347,891,144
Net Assets - 100.0%		4,584,600,742

UltraPro QQQ

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,049,112,760.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

UltraPro QQQ

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Futures Contracts Purchased

UltraPro QQQ had the following open long futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
NASDAQ 100 E-Mini Index	2,704	3/20/2020	USD	$458,368,560	$(2,704,079)

Swap Agreements

UltraPro QQQ had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
86,864,340	12/7/2020	Bank of America NA	1.77%	NASDAQ-100 Index®	(30,158,850)
1,463,752,739	11/6/2020	BNP Paribas SA	2.17%	NASDAQ-100 Index®	128,166,012
1,531,278,142	11/6/2020	Citibank NA	2.09%	NASDAQ-100 Index®	144,486,841
1,552,534,259	11/8/2021	Credit Suisse International	1.87%	NASDAQ-100 Index®	(81,448,182)
927,931	12/7/2020	Goldman Sachs International	1.92%	PowerShares QQQ TrustSM, Series 1	23,583
1,666,777,426	12/7/2020	Goldman Sachs International	2.12%	NASDAQ-100 Index®	5,689,906
2,448,091	1/6/2021	Morgan Stanley & Co. International plc	2.07%	PowerShares QQQ TrustSM, Series 1	60,861
11,051,150	11/8/2021	Morgan Stanley & Co. International plc	2.27%	NASDAQ-100 Index®	164,855
1,505,968,809	1/6/2021	Societe Generale	2.17%	NASDAQ-100 Index®	(109,283,393)
1,560,793,005	11/8/2021	UBS AG	2.47%	NASDAQ-100 Index®	(32,849,763)
9,382,395,892					24,851,870
				Total Unrealized Appreciation	278,592,058
				Total Unrealized Depreciation	(253,740,188)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 96.9%

COMMON STOCKS(a) - 90.5%

Aerospace & Defense - 1.2%
AAR Corp.	995	34,377
Aerojet Rocketdyne Holdings, Inc.*	2,178	107,332
AeroVironment, Inc.*	633	32,530
Astronics Corp.*	680	13,784
Axon Enterprise, Inc.*	1,740	134,624
Cubic Corp.	931	50,684
Ducommun, Inc.*	320	14,288
Kratos Defense & Security Solutions, Inc.*	2,686	43,674
Maxar Technologies, Inc.(b)	1,781	27,089
Mercury Systems, Inc.*	1,617	118,785
Moog, Inc., Class A	958	73,881
National Presto Industries, Inc.	149	11,708
Park Aerospace Corp.	557	7,748
Parsons Corp.*	575	22,477
Triumph Group, Inc.	1,479	28,101
Vectrus, Inc.*	337	17,554
		738,636
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	1,742	31,182
Atlas Air Worldwide Holdings, Inc.*	691	18,463
Echo Global Logistics, Inc.*	799	14,742
Forward Air Corp.	839	49,509
Hub Group, Inc., Class A*	965	44,612
Radiant Logistics, Inc.*	1,165	5,126
		163,634
Airlines - 0.3%
Allegiant Travel Co.	387	52,454
Hawaiian Holdings, Inc.	1,375	28,710
Mesa Air Group, Inc.*	619	3,572
SkyWest, Inc.	1,469	66,692
Spirit Airlines, Inc.*	2,044	58,152
		209,580
Auto Components - 0.9%
Adient plc*	2,614	62,553
American Axle & Manufacturing Holdings, Inc.*	3,339	21,136
Cooper Tire & Rubber Co.	1,499	38,210
Cooper-Standard Holdings, Inc.*	500	8,640
Dana, Inc.	4,307	61,935
Dorman Products, Inc.*	804	48,755
Fox Factory Holding Corp.*	1,123	71,198
Gentherm, Inc.*	987	40,250
LCI Industries	728	70,288
Modine Manufacturing Co.*	1,476	11,011
Motorcar Parts of America, Inc.*	558	9,341
Standard Motor Products, Inc.	629	27,676
Stoneridge, Inc.*	790	17,459
Tenneco, Inc., Class A	1,513	13,874
Visteon Corp.*	833	54,178
		556,504
Automobiles - 0.1%
Winnebago Industries, Inc.	926	48,050

Banks - 8.3%
1st Constitution Bancorp	264	4,837

1st Source Corp.	421	17,703
ACNB Corp.	203	6,187
Allegiance Bancshares, Inc.	566	18,774
Amalgamated Bank, Class A	414	6,628
Amerant Bancorp, Inc.*	576	10,633
American National Bankshares, Inc.	319	9,854
Ameris Bancorp	1,822	62,276
Ames National Corp.	265	6,856
Arrow Financial Corp.	379	12,003
Atlantic Capital Bancshares, Inc.*	639	11,585
Atlantic Union Bankshares Corp.	2,382	70,841
Banc of California, Inc.	1,351	20,711
BancFirst Corp.	556	28,523
Bancorp, Inc. (The)*	1,498	18,231
BancorpSouth Bank	2,958	72,382
Bank First Corp.	172	10,182
Bank of Commerce Holdings	516	5,395
Bank of Marin Bancorp	395	15,061
Bank of NT Butterfield & Son Ltd. (The)	1,653	45,755
Bank of Princeton (The)	167	4,552
Bank7 Corp.	111	1,987
BankFinancial Corp.	415	4,706
Bankwell Financial Group, Inc.	199	5,666
Banner Corp.	1,047	47,785
Bar Harbor Bankshares	454	9,271
Baycom Corp.*	325	6,926
BCB Bancorp, Inc.	416	4,717
Berkshire Hills Bancorp, Inc.	1,341	32,734
Boston Private Financial Holdings, Inc.	2,473	24,124
Bridge Bancorp, Inc.	487	13,402
Brookline Bancorp, Inc.	2,337	32,414
Bryn Mawr Bank Corp.	593	19,711
Business First Bancshares, Inc.	371	8,930
Byline Bancorp, Inc.	693	12,128
C&F Financial Corp.	97	4,414
Cadence Bancorp	3,743	52,851
Cambridge Bancorp	126	8,627
Camden National Corp.	447	18,331
Capital Bancorp, Inc.*	236	3,266
Capital City Bank Group, Inc.	399	10,633
Capstar Financial Holdings, Inc.	436	5,860
Carolina Financial Corp.	695	22,518
Carter Bank & Trust	676	11,424
Cathay General Bancorp	2,287	70,394
CBTX, Inc.	537	13,398
CenterState Bank Corp.	3,594	72,707
Central Pacific Financial Corp.	832	19,901
Central Valley Community Bancorp	336	5,779
Century Bancorp, Inc., Class A	84	6,073
Chemung Financial Corp.	108	3,877
Citizens & Northern Corp.	357	8,100
City Holding Co.	473	33,072
Civista Bancshares, Inc.	457	8,747
CNB Financial Corp.	433	10,855
Coastal Financial Corp.*	230	3,770
Codorus Valley Bancorp, Inc.	282	5,809
Colony Bankcorp, Inc.	222	3,301
Columbia Banking System, Inc.	2,150	71,380
Community Bank System, Inc.	1,517	92,249
Community Bankers Trust Corp.	645	5,270

UltraPro Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Community Financial Corp. (The)	146	4,634
Community Trust Bancorp, Inc.	461	17,831
ConnectOne Bancorp, Inc.	1,011	21,241
CrossFirst Bankshares, Inc.*	199	2,637
Customers Bancorp, Inc.*	845	17,145
CVB Financial Corp.	3,981	73,808
Dime Community Bancshares, Inc.	945	15,857
Eagle Bancorp, Inc.	975	36,485
Enterprise Bancorp, Inc.	269	7,389
Enterprise Financial Services Corp.	724	27,707
Equity Bancshares, Inc., Class A*	442	11,572
Esquire Financial Holdings, Inc.*	189	4,330
Evans Bancorp, Inc.	141	5,537
Farmers & Merchants Bancorp, Inc.	301	8,007
Farmers National Banc Corp.	765	11,498
FB Financial Corp.	508	16,546
Fidelity D&D Bancorp, Inc.(b)	81	3,993
Financial Institutions, Inc.	462	12,432
First Bancorp, Inc.	304	7,752
First Bancorp/NC	874	28,055
First Bancorp/PR	6,401	50,824
First Bancshares, Inc. (The)	495	14,771
First Bank	495	4,826
First Busey Corp.	1,531	33,789
First Business Financial Services, Inc.	246	5,904
First Capital, Inc.(b)	97	5,966
First Choice Bancorp	301	6,818
First Commonwealth Financial Corp.	2,918	34,432
First Community Bankshares, Inc.	450	11,772
First Financial Bancorp	2,906	59,864
First Financial Bankshares, Inc.	3,880	111,511
First Financial Corp.	392	15,660
First Financial Northwest, Inc.	236	3,292
First Foundation, Inc.	1,166	16,878
First Guaranty Bancshares, Inc.	154	2,630
First Internet Bancorp	283	6,874
First Interstate BancSystem, Inc., Class A	1,126	38,352
First Merchants Corp.	1,628	56,947
First Mid Bancshares, Inc.	433	12,198
First Midwest Bancorp, Inc.	3,177	57,663
First Northwest Bancorp	261	4,155
First of Long Island Corp. (The)	692	14,331
Flushing Financial Corp.	806	14,633
FNCB Bancorp, Inc.	509	3,365
Franklin Financial Network, Inc.	392	13,128
Franklin Financial Services Corp.	123	3,815
Fulton Financial Corp.	4,784	69,129
FVCBankcorp, Inc.*	362	5,586
German American Bancorp, Inc.	738	22,029
Glacier Bancorp, Inc.	2,589	96,544
Great Southern Bancorp, Inc.	330	16,932
Great Western Bancorp, Inc.	1,686	45,303
Guaranty Bancshares, Inc.	243	6,709
Hancock Whitney Corp.	2,588	86,698
Hanmi Financial Corp.	904	14,102
HarborOne Bancorp, Inc.*	781	7,806
Hawthorn Bancshares, Inc.	169	3,674
HBT Financial, Inc.	270	4,180
Heartland Financial USA, Inc.	1,037	44,435
Heritage Commerce Corp.	1,631	16,734
Heritage Financial Corp.	1,093	25,347

Hilltop Holdings, Inc.	2,084	43,410
Home BancShares, Inc.	4,625	77,515
HomeTrust Bancshares, Inc.	467	11,096
Hope Bancorp, Inc.	3,595	43,895
Horizon Bancorp, Inc.	1,112	16,702
Howard Bancorp, Inc.*	385	6,064
IBERIABANK Corp.	1,557	93,716
Independent Bank Corp.	990	66,855
Independent Bank Corp./MI	645	12,623
Independent Bank Group, Inc.	1,418	65,639
International Bancshares Corp.	1,659	56,572
Investar Holding Corp.	274	5,853
Investors Bancorp, Inc.	6,779	71,451
Lakeland Bancorp, Inc.	1,452	20,916
Lakeland Financial Corp.	733	29,958
LCNB Corp.	362	5,730
Level One Bancorp, Inc.	153	3,710
Live Oak Bancshares, Inc.	779	11,973
Macatawa Bank Corp.	777	7,490
Mackinac Financial Corp.	275	3,847
MainStreet Bancshares, Inc.*	211	4,279
Malvern Bancorp, Inc.*	224	4,283
Mercantile Bank Corp.	479	13,743
Metrocity Bankshares, Inc.	472	6,636
Metropolitan Bank Holding Corp.*	211	9,020
Mid Penn Bancorp, Inc.	206	4,382
Midland States Bancorp, Inc.	654	15,578
MidWestOne Financial Group, Inc.	355	10,199
MutualFirst Financial, Inc.	175	5,863
MVB Financial Corp.	286	5,045
National Bank Holdings Corp., Class A	879	26,889
National Bankshares, Inc.	188	6,571
NBT Bancorp, Inc.	1,272	42,854
Nicolet Bankshares, Inc.*	280	18,606
Northeast Bank	246	4,379
Northrim Bancorp, Inc.	193	6,745
Norwood Financial Corp.	172	5,311
Oak Valley Bancorp	203	3,388
OFG Bancorp	1,508	25,244
Ohio Valley Banc Corp.	124	3,447
Old National Bancorp	5,043	79,478
Old Second Bancorp, Inc.	864	9,193
Opus Bank	653	15,457
Origin Bancorp, Inc.	570	17,237
Orrstown Financial Services, Inc.	302	5,376
Pacific Mercantile Bancorp*	580	3,787
Pacific Premier Bancorp, Inc.	1,735	44,815
Park National Corp.	395	34,491
Parke Bancorp, Inc.	297	5,491
PCB Bancorp	363	4,853
Peapack Gladstone Financial Corp.	553	15,180
Penns Woods Bancorp, Inc.	203	6,122
Peoples Bancorp of North Carolina, Inc.	139	3,535
Peoples Bancorp, Inc.	537	15,331
Peoples Financial Services Corp.	206	9,048
People’s Utah Bancorp	468	11,218
Preferred Bank	414	21,168
Premier Financial Bancorp, Inc.	389	6,477
QCR Holdings, Inc.	440	16,746
RBB Bancorp	484	8,165
Red River Bancshares, Inc.*	147	7,641
Reliant Bancorp, Inc.	305	6,054

UltraPro Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Renasant Corp.	1,659	46,999
Republic Bancorp, Inc., Class A	289	10,329
Republic First Bancorp, Inc.*	1,302	3,945
Richmond Mutual Bancorporation, Inc.*	393	5,286
S&T Bancorp, Inc.	1,135	37,307
Sandy Spring Bancorp, Inc.	1,049	32,267
SB One Bancorp	245	5,370
Seacoast Banking Corp. of Florida*	1,504	37,450
Select Bancorp, Inc.*	469	4,925
ServisFirst Bancshares, Inc.	1,418	48,992
Shore Bancshares, Inc.	379	5,897
Sierra Bancorp	423	10,076
Silvergate Capital Corp., Class A*	96	1,415
Simmons First National Corp., Class A	2,842	60,762
SmartFinancial, Inc.	380	7,216
South Plains Financial, Inc.	302	6,049
South State Corp.	997	67,944
Southern First Bancshares, Inc.*	211	8,043
Southern National Bancorp of Virginia, Inc.	589	8,358
Southside Bancshares, Inc.	955	30,770
Spirit of Texas Bancshares, Inc.*	408	7,524
Stock Yards Bancorp, Inc.	603	21,069
Summit Financial Group, Inc.	325	7,124
Tompkins Financial Corp.	428	34,017
Towne Bank	1,985	45,774
TriCo Bancshares	796	26,921
TriState Capital Holdings, Inc.*	729	14,485
Triumph Bancorp, Inc.*	695	23,540
Trustmark Corp.	1,918	51,594
UMB Financial Corp.	1,321	76,816
Union Bankshares, Inc.	116	3,478
United Bankshares, Inc.	2,910	84,041
United Community Banks, Inc.	2,348	58,160
United Security Bancshares	401	3,473
Unity Bancorp, Inc.	235	4,026
Univest Financial Corp.	858	20,077
Valley National Bancorp	11,557	107,480
Veritex Holdings, Inc.	1,500	36,105
Washington Trust Bancorp, Inc.	451	19,357
WesBanco, Inc.	1,931	59,108
West Bancorporation, Inc.	477	9,755
Westamerica Bancorp	778	44,984
		5,082,786
Beverages - 0.3%
Boston Beer Co., Inc. (The), Class A*	249	92,327
Celsius Holdings, Inc.*(b)	859	5,076
Coca-Cola Consolidated, Inc.	140	27,493
Craft Brew Alliance, Inc.*	346	5,505
MGP Ingredients, Inc.	386	11,101
National Beverage Corp.*(b)	351	14,844
New Age Beverages Corp.*(b)	2,236	4,517
		160,863
Biotechnology - 7.3%
89bio, Inc.*(b)	87	3,103
Abeona Therapeutics, Inc.*	999	3,077
ACADIA Pharmaceuticals, Inc.*	3,356	143,435
Acceleron Pharma, Inc.*	1,340	115,146
Acorda Therapeutics, Inc.*	1,340	1,930
Adamas Pharmaceuticals, Inc.*	680	3,101
ADMA Biologics, Inc.*	1,502	4,378
Aduro Biotech, Inc.*	1,954	5,960
Adverum Biotechnologies, Inc.*	1,609	19,807
Aeglea BioTherapeutics, Inc.*	780	5,327
Affimed NV*	2,193	5,175
Agenus, Inc.*	3,191	8,073
AgeX Therapeutics, Inc.*(b)	633	728
Aimmune Therapeutics, Inc.*	1,343	31,977
Akcea Therapeutics, Inc.*(b)	376	6,384
Akebia Therapeutics, Inc.*	3,521	31,231
Akero Therapeutics, Inc.*(b)	144	3,135
Albireo Pharma, Inc.*	325	7,599
Aldeyra Therapeutics, Inc.*	683	2,595
Alector, Inc.*	904	24,842
Allakos, Inc.*	581	36,214
Allogene Therapeutics, Inc.*(b)	1,154	31,158
AMAG Pharmaceuticals, Inc.*	1,005	7,789
Amicus Therapeutics, Inc.*	7,621	72,742
AnaptysBio, Inc.*	734	10,973
Anavex Life Sciences Corp.*(b)	1,281	4,881
Anika Therapeutics, Inc.*	399	16,662
Apellis Pharmaceuticals, Inc.*	1,671	57,850
Applied Therapeutics, Inc.*	190	7,895
Aprea Therapeutics, Inc.*	193	6,620
Arcus Biosciences, Inc.*	968	14,733
Ardelyx, Inc.*	1,407	9,736
Arena Pharmaceuticals, Inc.*	1,504	67,078
Arrowhead Pharmaceuticals, Inc.*	2,783	98,407
Assembly Biosciences, Inc.*	686	12,430
Atara Biotherapeutics, Inc.*	1,534	18,638
Athenex, Inc.*	2,037	24,892
Athersys, Inc.*(b)	3,995	4,794
Atreca, Inc., Class A*	193	4,563
Avid Bioservices, Inc.*	1,671	10,527
Avrobio, Inc.*	616	11,889
Axcella Health, Inc.*	232	873
Beyondspring, Inc.*	382	6,066
BioCryst Pharmaceuticals, Inc.*	4,416	13,248
Biohaven Pharmaceutical Holding Co. Ltd.*	1,166	51,491
BioSpecifics Technologies Corp.*	182	10,045
Bioxcel Therapeutics, Inc.*(b)	208	7,800
Blueprint Medicines Corp.*	1,420	76,865
Bridgebio Pharma, Inc.*	676	21,551
Cabaletta Bio, Inc.*	196	2,928
Calithera Biosciences, Inc.*	1,407	9,117
Calyxt, Inc.*(b)	278	1,754
CareDx, Inc.*	1,227	28,601
CASI Pharmaceuticals, Inc.*(b)	1,505	2,664
Castle Biosciences, Inc.*	112	3,353
Catalyst Pharmaceuticals, Inc.*	2,877	12,112
Celcuity, Inc.*	175	1,486
Cellular Biomedicine Group, Inc.*(b)	360	5,746
CEL-SCI Corp.*(b)	810	8,886
Centogene NV*	54	718
Checkpoint Therapeutics, Inc.*	731	1,279
ChemoCentryx, Inc.*	1,212	54,237
Chimerix, Inc.*	1,431	2,533
Clovis Oncology, Inc.*(b)	1,500	11,295
Coherus Biosciences, Inc.*	1,866	36,107
Concert Pharmaceuticals, Inc.*	643	5,440
Constellation Pharmaceuticals, Inc.*	461	16,292

UltraPro Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Corbus Pharmaceuticals Holdings, Inc.*(b)	1,769	8,385
Cortexyme, Inc.*(b)	339	17,035
Crinetics Pharmaceuticals, Inc.*(b)	329	6,771
Cue Biopharma, Inc.*	595	10,407
Cyclerion Therapeutics, Inc.*	708	3,030
Cytokinetics, Inc.*	1,660	23,140
CytomX Therapeutics, Inc.*	1,343	8,985
Deciphera Pharmaceuticals, Inc.*	587	31,252
Denali Therapeutics, Inc.*	1,431	28,291
Dicerna Pharmaceuticals, Inc.*	1,543	30,459
Dynavax Technologies Corp.*(b)	2,484	9,799
Eagle Pharmaceuticals, Inc.*	270	12,393
Editas Medicine, Inc.*	1,542	34,202
Eidos Therapeutics, Inc.*(b)	336	16,995
Eiger BioPharmaceuticals, Inc.*	698	6,624
Emergent BioSolutions, Inc.*	1,360	79,805
Enanta Pharmaceuticals, Inc.*	512	26,051
Enochian Biosciences, Inc.*(b)	411	1,340
Epizyme, Inc.*	2,317	49,653
Esperion Therapeutics, Inc.*(b)	753	38,019
Evelo Biosciences, Inc.*(b)	409	2,070
Fate Therapeutics, Inc.*	1,807	52,764
FibroGen, Inc.*	2,343	97,937
Five Prime Therapeutics, Inc.*	1,016	3,891
Flexion Therapeutics, Inc.*	1,007	15,901
Forty Seven, Inc.*	661	38,338
Frequency Therapeutics, Inc.*	171	3,704
G1 Therapeutics, Inc.*	1,009	18,101
Galectin Therapeutics, Inc.*(b)	1,196	2,536
Galera Therapeutics, Inc.*	51	871
Geron Corp.*(b)	5,523	6,351
Global Blood Therapeutics, Inc.*	1,728	110,523
GlycoMimetics, Inc.*	1,008	3,649
Gossamer Bio, Inc.*	1,278	16,780
Gritstone Oncology, Inc.*(b)	744	6,250
Halozyme Therapeutics, Inc.*	4,267	83,505
Harpoon Therapeutics, Inc.*	218	3,344
Heron Therapeutics, Inc.*	2,505	46,718
Homology Medicines, Inc.*	738	11,808
Hookipa Pharma, Inc.*	299	2,966
IGM Biosciences, Inc.*	148	7,609
ImmunoGen, Inc.*	4,325	19,246
Immunomedics, Inc.*	5,218	83,488
Inovio Pharmaceuticals, Inc.*(b)	2,764	11,830
Insmed, Inc.*	2,655	66,110
Intellia Therapeutics, Inc.*(b)	1,155	15,419
Intercept Pharmaceuticals, Inc.*	749	68,863
Invitae Corp.*	2,581	52,601
Iovance Biotherapeutics, Inc.*	3,492	114,922
Ironwood Pharmaceuticals, Inc.*	4,581	55,155
Jounce Therapeutics, Inc.*	482	2,179
Kadmon Holdings, Inc.*	4,665	21,646
KalVista Pharmaceuticals, Inc.*	377	5,071
Karuna Therapeutics, Inc.*	137	11,955
Karyopharm Therapeutics, Inc.*	1,778	29,053
Kezar Life Sciences, Inc.*	465	2,037
Kindred Biosciences, Inc.*	1,105	12,011
Kiniksa Pharmaceuticals Ltd., Class A*	416	7,679
Kodiak Sciences, Inc.*	705	45,099
Krystal Biotech, Inc.*	312	16,676
Kura Oncology, Inc.*	1,024	12,360
La Jolla Pharmaceutical Co.*(b)	617	4,196
Lexicon Pharmaceuticals, Inc.*(b)	1,239	3,438
Ligand Pharmaceuticals, Inc.*	509	47,642
Lineage Cell Therapeutics, Inc.*	3,225	3,257
LogicBio Therapeutics, Inc.*(b)	248	1,994
MacroGenics, Inc.*	1,421	12,462
Madrigal Pharmaceuticals, Inc.*	232	19,991
Magenta Therapeutics, Inc.*(b)	573	6,738
MannKind Corp.*(b)	5,590	7,099
Marker Therapeutics, Inc.*(b)	808	1,996
MediciNova, Inc.*(b)	1,249	5,246
MEI Pharma, Inc.*	2,100	4,053
MeiraGTx Holdings plc*	509	8,246
Mersana Therapeutics, Inc.*	1,070	9,266
Millendo Therapeutics, Inc.*	280	2,153
Minerva Neurosciences, Inc.*	882	6,421
Mirati Therapeutics, Inc.*	810	72,487
Mirum Pharmaceuticals, Inc.*	81	1,341
Molecular Templates, Inc.*	507	8,158
Momenta Pharmaceuticals, Inc.*	2,938	83,116
Morphic Holding, Inc.*(b)	148	2,338
Mustang Bio, Inc.*	830	2,424
Myriad Genetics, Inc.*	2,119	37,337
Natera, Inc.*	1,856	70,352
Neon Therapeutics, Inc.*(b)	424	636
NextCure, Inc.*	419	17,497
Novavax, Inc.*(b)	792	12,672
Oncocyte Corp.*(b)	643	1,382
OPKO Health, Inc.*	11,496	17,244
Organogenesis Holdings, Inc.*	327	1,282
Oyster Point Pharma, Inc.*	167	5,913
Palatin Technologies, Inc.*(b)	6,806	3,476
PDL BioPharma, Inc.*	3,359	11,421
Pfenex, Inc.*	890	10,324
PhaseBio Pharmaceuticals, Inc.*(b)	409	1,722
Pieris Pharmaceuticals, Inc.*	1,379	4,289
PolarityTE, Inc.*	458	623
Portola Pharmaceuticals, Inc.*	2,274	22,990
Precigen, Inc.*(b)	2,166	8,209
Precision BioSciences, Inc.*	1,070	8,571
Prevail Therapeutics, Inc.*	222	2,837
Principia Biopharma, Inc.*	547	35,314
Progenics Pharmaceuticals, Inc.*	2,592	12,234
Protagonist Therapeutics, Inc.*	528	4,118
Prothena Corp. plc*	1,196	12,749
PTC Therapeutics, Inc.*	1,798	98,602
Puma Biotechnology, Inc.*	917	9,862
Ra Pharmaceuticals, Inc.*	1,038	48,537
Radius Health, Inc.*	1,343	28,284
RAPT Therapeutics, Inc.*	47	929
REGENXBIO, Inc.*	994	39,760
Replimune Group, Inc.*	386	5,354
Retrophin, Inc.*	1,235	19,136
Rhythm Pharmaceuticals, Inc.*	874	16,676
Rigel Pharmaceuticals, Inc.*	5,015	10,632
Rocket Pharmaceuticals, Inc.*	886	17,268
Rubius Therapeutics, Inc.*(b)	1,040	8,705
Sangamo Therapeutics, Inc.*	3,424	29,207
Savara, Inc.*	1,036	2,372
Scholar Rock Holding Corp.*	524	7,394
Seres Therapeutics, Inc.*	1,089	3,419
Solid Biosciences, Inc.*(b)	587	1,937
Sorrento Therapeutics, Inc.*(b)	3,729	8,092
Spectrum Pharmaceuticals, Inc.*	3,325	9,510
Spero Therapeutics, Inc.*	334	3,186

UltraPro Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
SpringWorks Therapeutics, Inc.*	312	9,972
Stemline Therapeutics, Inc.*	1,372	8,259
Stoke Therapeutics, Inc.*	273	6,757
Sutro Biopharma, Inc.*	325	3,162
Syndax Pharmaceuticals, Inc.*	602	5,665
Synlogic, Inc.*	470	968
Syros Pharmaceuticals, Inc.*	1,034	6,049
TCR2 Therapeutics, Inc.*	349	4,146
TG Therapeutics, Inc.*	2,570	32,254
Tocagen, Inc.*(b)	632	897
Translate Bio, Inc.*	1,033	7,830
Turning Point Therapeutics, Inc.*	824	40,846
Twist Bioscience Corp.*	656	20,087
Tyme Technologies, Inc.*(b)	1,778	2,116
Ultragenyx Pharmaceutical, Inc.*	1,629	91,354
UNITY Biotechnology, Inc.*(b)	852	5,121
UroGen Pharma Ltd.*	559	15,238
Vanda Pharmaceuticals, Inc.*	1,553	17,130
VBI Vaccines, Inc.*	4,566	5,479
Veracyte, Inc.*	1,408	34,764
Vericel Corp.*	1,333	20,582
Viela Bio, Inc.*	163	7,113
Viking Therapeutics, Inc.*(b)	1,936	11,461
Vir Biotechnology, Inc.*(b)	214	9,951
Voyager Therapeutics, Inc.*	719	7,837
X4 Pharmaceuticals, Inc.*	355	3,791
XBiotech, Inc.*	565	6,927
Xencor, Inc.*	1,411	45,843
Y-mAbs Therapeutics, Inc.*	704	20,712
ZIOPHARM Oncology, Inc.*(b)	4,786	14,789
		4,434,829
Building Products - 1.5%
AAON, Inc.	1,226	67,442
Advanced Drainage Systems, Inc.	1,295	54,209
American Woodmark Corp.*	502	42,053
Apogee Enterprises, Inc.	780	23,548
Armstrong Flooring, Inc.*	529	1,397
Builders FirstSource, Inc.*	3,399	77,191
Caesarstone Ltd.	673	7,275
Cornerstone Building Brands, Inc.*	1,372	10,084
CSW Industrials, Inc.	442	29,101
Gibraltar Industries, Inc.*	963	48,795
Griffon Corp.	1,088	18,931
Insteel Industries, Inc.	550	10,940
JELD-WEN Holding, Inc.*	2,013	37,844
Masonite International Corp.*	733	53,876
Patrick Industries, Inc.	673	35,555
PGT Innovations, Inc.*	1,692	25,668
Quanex Building Products Corp.	984	16,531
Simpson Manufacturing Co., Inc.	1,336	106,118
Trex Co., Inc.*	1,752	167,579
Universal Forest Products, Inc.	1,776	83,223
		917,360
Capital Markets - 1.4%
Ares Management Corp.	2,130	73,677
Artisan Partners Asset Management, Inc., Class A	1,491	42,613
Assetmark Financial Holdings, Inc.*	411	10,887
Associated Capital Group, Inc., Class A	58	2,387
B. Riley Financial, Inc.	612	14,480
Blucora, Inc.*	1,450	25,230
Brightsphere Investment Group, Inc.	1,958	18,307
Cohen & Steers, Inc.	679	42,539
Cowen, Inc., Class A	840	12,575
Diamond Hill Investment Group, Inc.	96	12,166
Donnelley Financial Solutions, Inc.*	930	8,091
Federated Hermes, Inc., Class B	2,877	82,982
Focus Financial Partners, Inc., Class A*	915	24,879
GAIN Capital Holdings, Inc.	576	3,398
GAMCO Investors, Inc., Class A	155	2,412
Greenhill & Co., Inc.	454	6,638
Hamilton Lane, Inc., Class A	657	40,826
Houlihan Lokey, Inc.	1,256	64,332
INTL. FCStone, Inc.*	474	21,591
Moelis & Co., Class A	1,415	45,223
Oppenheimer Holdings, Inc., Class A	285	6,763
Piper Sandler Cos.	411	28,803
PJT Partners, Inc., Class A	677	30,431
Pzena Investment Management, Inc., Class A	527	3,441
Safeguard Scientifics, Inc.	581	5,130
Sculptor Capital Management, Inc., Class A	502	11,385
Siebert Financial Corp.*	226	1,853
Silvercrest Asset Management Group, Inc., Class A	259	2,994
Stifel Financial Corp.	1,981	107,846
Value Line, Inc.	33	952
Virtus Investment Partners, Inc.	197	21,749
Waddell & Reed Financial, Inc., Class A	2,069	28,470
Westwood Holdings Group, Inc.	240	6,091
WisdomTree Investments, Inc.	3,973	16,130
		827,271
Chemicals - 1.5%
Advanced Emissions Solutions, Inc.(b)	490	4,356
AdvanSix, Inc.*	832	12,089
American Vanguard Corp.	861	13,130
Amyris, Inc.*(b)	1,781	5,672
Balchem Corp.	960	90,682
Chase Corp.	218	19,356
Ferro Corp.*	2,433	28,271
Flotek Industries, Inc.*	1,603	2,533
FutureFuel Corp.	769	7,821
GCP Applied Technologies, Inc.*	1,614	31,425
Hawkins, Inc.	291	10,403
HB Fuller Co.	1,518	59,551
Ingevity Corp.*	1,253	56,435
Innospec, Inc.	724	62,655
Intrepid Potash, Inc.*	2,843	5,032
Koppers Holdings, Inc.*	560	12,242
Kraton Corp.*	932	9,432
Kronos Worldwide, Inc.	676	6,753
Livent Corp.*	4,374	39,060
LSB Industries, Inc.*	672	1,310
Marrone Bio Innovations, Inc.*	1,548	1,749
Minerals Technologies, Inc.	1,038	46,575
OMNOVA Solutions, Inc.*	1,306	13,204

UltraPro Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Orion Engineered Carbons SA	1,797	25,535
PolyOne Corp.	2,678	66,307
PQ Group Holdings, Inc.*	1,128	14,969
Quaker Chemical Corp.	393	61,925
Rayonier Advanced Materials, Inc.	1,455	3,565
Sensient Technologies Corp.	1,263	62,114
Stepan Co.	609	53,488
Trecora Resources*	635	3,588
Tredegar Corp.	778	13,273
Trinseo SA	1,170	25,600
Tronox Holdings plc, Class A	2,721	19,972
Valhi, Inc.	866	1,204
		891,276
Commercial Services & Supplies - 2.5%
ABM Industries, Inc.	1,985	65,346
ACCO Brands Corp.	2,873	23,013
Advanced Disposal Services, Inc.*	2,167	71,641
Brady Corp., Class A	1,425	67,459
BrightView Holdings, Inc.*	931	13,034
Brink’s Co. (The)	1,488	116,496
Casella Waste Systems, Inc., Class A*	1,369	66,328
CECO Environmental Corp.*	916	6,183
Charah Solutions, Inc.*	278	614
Cimpress plc*	594	69,148
CompX International, Inc.	51	705
Covanta Holding Corp.	3,520	47,027
Deluxe Corp.	1,257	41,858
Ennis, Inc.	760	15,276
Harsco Corp.*	2,325	27,877
Healthcare Services Group, Inc.	2,216	61,029
Heritage-Crystal Clean, Inc.*	449	11,822
Herman Miller, Inc.	1,756	60,125
HNI Corp.	1,277	41,924
Interface, Inc.	1,727	25,197
Kimball International, Inc., Class B	1,064	17,216
Knoll, Inc.	1,461	25,772
Matthews International Corp., Class A	919	27,166
McGrath RentCorp	721	50,073
Mobile Mini, Inc.	1,309	51,038
MSA Safety, Inc.	1,052	127,997
NL Industries, Inc.*	250	843
PICO Holdings, Inc.*	535	5,077
Pitney Bowes, Inc.	5,108	17,469
Quad/Graphics, Inc.	959	4,603
RR Donnelley & Sons Co.	2,106	4,001
SP Plus Corp.*	679	24,790
Steelcase, Inc., Class A	2,594	42,075
Team, Inc.*	888	11,304
Tetra Tech, Inc.	1,628	131,656
UniFirst Corp.	453	84,172
US Ecology, Inc.	721	30,311
Viad Corp.	599	30,070
VSE Corp.	260	7,657
		1,525,392
Communications Equipment - 1.1%
Acacia Communications, Inc.*	1,131	77,485
ADTRAN, Inc.	1,421	11,432
Applied Optoelectronics, Inc.*	566	5,054
CalAmp Corp.*	990	9,524
Calix, Inc.*	1,393	12,537
Cambium Networks Corp.*	128	800
Casa Systems, Inc.*	945	3,100
Clearfield, Inc.*	334	3,580
Comtech Telecommunications Corp.	706	19,782
DASAN Zhone Solutions, Inc.*	234	1,785
Digi International, Inc.*	827	10,950
Extreme Networks, Inc.*	3,567	17,942
Harmonic, Inc.*	2,612	16,038
Infinera Corp.*	5,321	36,183
Inseego Corp.*(b)	1,340	9,300
InterDigital, Inc.	930	49,188
KVH Industries, Inc.*	489	5,095
Lumentum Holdings, Inc.*	2,304	179,297
NETGEAR, Inc.*	888	16,757
NetScout Systems, Inc.*	2,142	55,049
Plantronics, Inc.	1,009	13,854
Ribbon Communications, Inc.*	1,780	5,749
TESSCO Technologies, Inc.	196	1,174
Viavi Solutions, Inc.*	6,855	90,417
		652,072
Construction & Engineering - 0.9%
Aegion Corp.*	907	16,335
Ameresco, Inc., Class A*	670	15,102
Arcosa, Inc.	1,451	62,335
Argan, Inc.	439	18,319
Comfort Systems USA, Inc.	1,083	45,724
Concrete Pumping Holdings, Inc.*	480	2,477
Construction Partners, Inc., Class A*	525	8,930
Dycom Industries, Inc.*	907	26,811
EMCOR Group, Inc.	1,665	128,072
Granite Construction, Inc.	1,399	28,428
Great Lakes Dredge & Dock Corp.*	1,817	17,625
IES Holdings, Inc.*	246	5,734
MasTec, Inc.*	1,790	87,853
MYR Group, Inc.*	481	12,270
Northwest Pipe Co.*	286	9,023
NV5 Global, Inc.*	307	16,434
Primoris Services Corp.	1,321	25,073
Sterling Construction Co., Inc.*	778	10,627
Tutor Perini Corp.*	1,190	17,255
WillScot Corp.*	1,540	27,012
		581,439
Construction Materials - 0.1%
Forterra, Inc.*	554	7,501
Summit Materials, Inc., Class A*	3,355	65,557
United States Lime & Minerals, Inc.	61	4,913
US Concrete, Inc.*	475	12,749
		90,720
Consumer Finance - 0.6%
Curo Group Holdings Corp.	463	4,274
Elevate Credit, Inc.*	671	2,214
Encore Capital Group, Inc.*	922	34,262
Enova International, Inc.*	982	18,874
EZCORP, Inc., Class A*	1,518	7,286
FirstCash, Inc.	1,250	96,150
Green Dot Corp., Class A*	1,443	49,293
LendingClub Corp.*	2,002	22,042
Medallion Financial Corp.*	617	3,647
Nelnet, Inc., Class A	532	28,249
Oportun Financial Corp.*	214	4,500
PRA Group, Inc.*	1,340	52,019
Regional Management Corp.*	255	6,541

UltraPro Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
World Acceptance Corp.*	164	12,808
		342,159
Containers & Packaging - 0.1%
Greif, Inc., Class A	770	27,212
Greif, Inc., Class B	178	7,122
Myers Industries, Inc.	1,058	14,357
UFP Technologies, Inc.*	200	9,866
		58,557
Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,351	31,087
Funko, Inc., Class A*(b)	653	5,296
Greenlane Holdings, Inc., Class A*(b)	302	646
Weyco Group, Inc.	182	3,993
		41,022
Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc.*	1,606	49,577
American Public Education, Inc.*	451	10,039
Carriage Services, Inc.	489	10,342
Chegg, Inc.*	3,531	138,451
Collectors Universe, Inc.	268	6,165
Houghton Mifflin Harcourt Co.*	3,113	17,028
K12, Inc.*	1,170	23,260
Laureate Education, Inc., Class A*	3,520	65,824
OneSpaWorld Holdings Ltd.	1,355	16,558
Perdoceo Education Corp.*	2,055	30,681
Regis Corp.*	694	8,856
Select Interior Concepts, Inc., Class A*	617	4,609
Strategic Education, Inc.	635	93,586
WW International, Inc.*	1,392	41,760
		516,736
Diversified Financial Services - 0.2%
Alerus Financial Corp.	89	1,821
Banco Latinoamericano de Comercio Exterior SA, Class E	920	16,450
Cannae Holdings, Inc.*	2,015	75,139
FGL Holdings	4,346	49,718
GWG Holdings, Inc.*(b)	52	485
Marlin Business Services Corp.	257	5,053
On Deck Capital, Inc.*	1,875	6,544
		155,210
Diversified Telecommunication Services - 0.6%
Anterix, Inc.*	320	14,992
ATN International, Inc.	330	17,787
Bandwidth, Inc., Class A*	480	30,187
Cincinnati Bell, Inc.*	1,479	19,301
Cogent Communications Holdings, Inc.	1,265	92,358
Consolidated Communications Holdings, Inc.	2,101	13,068
Frontier Communications Corp.*(b)	3,130	1,693
IDT Corp., Class B*	497	3,827
Intelsat SA*	1,999	7,716
Iridium Communications, Inc.*	2,953	79,938
Ooma, Inc.*	591	7,583
ORBCOMM, Inc.*	2,182	7,222
Pareteum Corp.*(b)	3,838	2,149
Vonage Holdings Corp.*	6,750	60,480
		358,301
Electric Utilities - 0.9%
ALLETE, Inc.	1,545	106,589
El Paso Electric Co.	1,211	82,191
Genie Energy Ltd., Class B	424	2,934
MGE Energy, Inc.	1,039	74,122
Otter Tail Corp.	1,175	57,117
PNM Resources, Inc.	2,372	111,674
Portland General Electric Co.	2,676	145,601
Spark Energy, Inc., Class A	354	3,030
		583,258
Electrical Equipment - 1.0%
Allied Motion Technologies, Inc.	211	8,132
American Superconductor Corp.*	636	4,356
Atkore International Group, Inc.*	1,395	51,489
AZZ, Inc.	776	28,627
Bloom Energy Corp., Class A*(b)	1,643	14,902
Encore Wire Corp.	606	29,676
Energous Corp.*(b)	862	1,181
EnerSys	1,272	78,330
Generac Holdings, Inc.*	1,824	187,854
Plug Power, Inc.*(b)	7,301	31,686
Powell Industries, Inc.	265	8,859
Preformed Line Products Co.	92	4,490
Sunrun, Inc.*	3,368	65,137
Thermon Group Holdings, Inc.*	968	17,008
TPI Composites, Inc.*	861	20,440
Vicor Corp.*	530	22,917
Vivint Solar, Inc.*	1,315	14,781
		589,865
Electronic Equipment, Instruments & Components - 2.4%
Airgain, Inc.*	268	2,115
Akoustis Technologies, Inc.*(b)	758	5,488
Anixter International, Inc.*	908	88,539
Arlo Technologies, Inc.*	2,240	7,347
AVX Corp.	1,402	30,479
Badger Meter, Inc.	853	51,359
Bel Fuse, Inc., Class B	293	3,352
Belden, Inc.	1,165	46,518
Benchmark Electronics, Inc.	1,100	29,898
Coda Octopus Group, Inc.*(b)	138	883
CTS Corp.	967	25,210
Daktronics, Inc.	1,093	5,378
ePlus, Inc.*	398	30,152
Fabrinet*	1,087	59,915
FARO Technologies, Inc.*	514	29,421
Fitbit, Inc., Class A*	6,702	42,826
II-VI, Inc.*	2,664	79,094
Insight Enterprises, Inc.*	1,042	57,404
Iteris, Inc.*	1,198	5,786
Itron, Inc.*	1,023	77,584
KEMET Corp.	1,698	44,284
Kimball Electronics, Inc.*	732	9,919
Knowles Corp.*	2,425	40,304
Methode Electronics, Inc.	1,091	33,450
MTS Systems Corp.	535	21,475
Napco Security Technologies, Inc.*	345	7,017
nLight, Inc.*	987	16,295
Novanta, Inc.*	1,005	89,656
OSI Systems, Inc.*	503	40,879
PAR Technology Corp.*(b)	344	9,113
PC Connection, Inc.	336	13,665
Plexus Corp.*	862	57,194
Rogers Corp.*	553	64,148
Sanmina Corp.*	2,045	53,763
ScanSource, Inc.*	756	21,493
Tech Data Corp.*	1,060	150,933
TTM Technologies, Inc.*	2,954	38,372

UltraPro Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Vishay Intertechnology, Inc.	3,955	73,959
Vishay Precision Group, Inc.*	312	8,571
Wrap Technologies, Inc.*(b)	244	1,435
		1,474,673
Energy Equipment & Services - 0.7%
Archrock, Inc.	3,842	27,086
Cactus, Inc., Class A	1,404	38,343
Covia Holdings Corp.*	1,241	1,911
Diamond Offshore Drilling, Inc.*(b)	1,935	5,902
DMC Global, Inc.	421	15,181
Dril-Quip, Inc.*	1,080	38,470
Era Group, Inc.*	581	5,694
Exterran Corp.*	864	4,406
Forum Energy Technologies, Inc.*	2,468	1,925
Frank’s International NV*	3,179	12,462
FTS International, Inc.*	967	894
Geospace Technologies Corp.*	395	4,870
Helix Energy Solutions Group, Inc.*	4,232	28,397
Independence Contract Drilling, Inc.*	1,415	559
KLX Energy Services Holdings, Inc.*	632	1,529
Liberty Oilfield Services, Inc., Class A	1,586	10,610
Mammoth Energy Services, Inc.(b)	388	423
Matrix Service Co.*	803	9,700
Nabors Industries Ltd.	10,514	18,505
National Energy Services Reunited Corp.*	706	5,867
Natural Gas Services Group, Inc.*	382	3,774
NCS Multistage Holdings, Inc.*	342	373
Newpark Resources, Inc.*	2,652	9,309
NexTier Oilfield Solutions, Inc.*	4,751	22,140
Nine Energy Service, Inc.*	473	1,920
Noble Corp. plc*	7,396	5,186
Oceaneering International, Inc.*	2,954	31,135
Oil States International, Inc.*	1,785	14,119
Pacific Drilling SA*	892	1,392
ProPetro Holding Corp.*	2,382	20,866
RigNet, Inc.*	434	1,528
RPC, Inc.	1,732	5,958
SEACOR Holdings, Inc.*	518	19,321
SEACOR Marine Holdings, Inc.*	587	4,667
Seadrill Ltd.*	1,750	1,925
Select Energy Services, Inc., Class A*	1,766	11,479
Smart Sand, Inc.*(b)	644	1,050
Solaris Oilfield Infrastructure, Inc., Class A	926	9,816
TETRA Technologies, Inc.*	3,611	4,550
Tidewater, Inc.*	1,175	16,321
US Silica Holdings, Inc.	2,187	10,038
US Well Services, Inc.*	600	630
		430,231
Entertainment - 0.2%
AMC Entertainment Holdings, Inc., Class A(b)	1,538	9,628
Eros International plc*	2,175	5,024
Gaia, Inc.*	313	2,639
Glu Mobile, Inc.*	3,452	24,578
IMAX Corp.*	1,559	24,289
Liberty Media Corp.-Liberty Braves, Class A*	298	7,754
Liberty Media Corp.-Liberty Braves, Class C*	1,075	27,929
LiveXLive Media, Inc.*(b)	974	1,227
Marcus Corp. (The)	667	17,822
Reading International, Inc., Class A*	485	4,040
		124,930
Equity Real Estate Investment Trusts (REITs) - 6.6%
Acadia Realty Trust	2,550	58,242
Agree Realty Corp.	1,238	88,913
Alexander & Baldwin, Inc.	2,045	38,446
Alexander’s, Inc.	65	20,215
American Assets Trust, Inc.	1,443	59,812
American Finance Trust, Inc.	3,188	33,155
Armada Hoffler Properties, Inc.	1,642	27,520
Ashford Hospitality Trust, Inc.	2,686	5,802
Bluerock Residential Growth REIT, Inc.	674	7,003
Braemar Hotels & Resorts, Inc.	895	6,587
BRT Apartments Corp.	293	4,571
CareTrust REIT, Inc.	2,848	59,438
CatchMark Timber Trust, Inc., Class A	1,461	13,427
CBL & Associates Properties, Inc.(b)	5,055	2,683
Cedar Realty Trust, Inc.	2,559	6,628
Chatham Lodging Trust	1,370	19,098
CIM Commercial Trust Corp.	39	548
City Office REIT, Inc.	1,591	18,456
Clipper Realty, Inc.	429	4,835
Community Healthcare Trust, Inc.	572	27,244
CoreCivic, Inc.	3,551	52,590
CorEnergy Infrastructure Trust, Inc.	384	13,391
CorePoint Lodging, Inc.	1,192	9,488
DiamondRock Hospitality Co.	6,006	54,775
Diversified Healthcare Trust	7,059	44,401
Easterly Government Properties, Inc.	2,218	52,722
EastGroup Properties, Inc.	1,133	142,452
Essential Properties Realty Trust, Inc.	2,406	55,121
Farmland Partners, Inc.(b)	828	4,893
First Industrial Realty Trust, Inc.	3,758	144,683
Four Corners Property Trust, Inc.	2,042	58,585
Franklin Street Properties Corp.	3,094	22,060
Front Yard Residential Corp.	1,476	18,716
GEO Group, Inc. (The)	3,551	51,987
Getty Realty Corp.	995	28,198
Gladstone Commercial Corp.	913	17,228
Gladstone Land Corp.	547	7,346
Global Medical REIT, Inc.	966	13,495
Global Net Lease, Inc.	2,686	49,557
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,888	64,098
Healthcare Realty Trust, Inc.	3,950	135,485
Hersha Hospitality Trust	1,023	11,795
Independence Realty Trust, Inc.	2,716	36,014
Industrial Logistics Properties Trust	1,932	39,915
Innovative Industrial Properties, Inc.	337	30,984
Investors Real Estate Trust	348	24,517
iStar, Inc.	1,773	26,825

UltraPro Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Jernigan Capital, Inc.	635	11,379
Kite Realty Group Trust	2,471	39,907
Lexington Realty Trust	7,209	74,757
LTC Properties, Inc.	1,173	52,586
Mack-Cali Realty Corp.	2,583	49,025
Monmouth Real Estate Investment Corp.	2,755	39,121
National Health Investors, Inc.	1,270	103,797
National Storage Affiliates Trust	1,769	59,686
New Senior Investment Group, Inc.	2,497	15,157
NexPoint Residential Trust, Inc.	590	26,255
Office Properties Income Trust	1,422	41,423
One Liberty Properties, Inc.	463	11,158
Pebblebrook Hotel Trust	3,879	78,395
Pennsylvania REIT(b)	2,070	4,885
Physicians Realty Trust	5,628	106,144
Piedmont Office Realty Trust, Inc., Class A	3,735	80,639
PotlatchDeltic Corp.	1,972	72,451
Preferred Apartment Communities, Inc., Class A	1,364	13,013
PS Business Parks, Inc.	597	88,684
QTS Realty Trust, Inc., Class A	1,716	96,388
Retail Opportunity Investments Corp.	3,405	51,075
Retail Value, Inc.	444	12,339
Rexford Industrial Realty, Inc.	3,302	154,435
RLJ Lodging Trust	5,043	66,618
RPT Realty	2,331	30,210
Ryman Hospitality Properties, Inc.	1,370	95,229
Sabra Health Care REIT, Inc.	5,759	112,588
Safehold, Inc.(b)	321	17,533
Saul Centers, Inc.	359	15,441
Seritage Growth Properties, Class A	1,006	34,586
STAG Industrial, Inc.	3,993	111,724
Summit Hotel Properties, Inc.	3,087	28,616
Sunstone Hotel Investors, Inc.	6,691	73,266
Tanger Factory Outlet Centers, Inc.(b)	2,688	32,202
Terreno Realty Corp.	1,967	107,929
UMH Properties, Inc.	1,079	15,656
Uniti Group, Inc.	5,518	53,856
Universal Health Realty Income Trust	382	41,149
Urban Edge Properties	3,433	55,615
Urstadt Biddle Properties, Inc., Class A	882	18,178
Washington Prime Group, Inc.(b)	5,571	15,320
Washington REIT	2,390	64,171
Whitestone REIT	1,140	14,011
Xenia Hotels & Resorts, Inc.	3,379	50,550
		4,051,091
Food & Staples Retailing - 0.6%
Andersons, Inc. (The)	938	17,231
BJ’s Wholesale Club Holdings, Inc.*	3,326	64,059
Chefs’ Warehouse, Inc. (The)*	729	22,322
HF Foods Group, Inc.*	225	4,030
Ingles Markets, Inc., Class A	423	15,131
Natural Grocers by Vitamin Cottage, Inc.	269	1,856
Performance Food Group Co.*	3,069	130,126
PriceSmart, Inc.	670	37,312
Rite Aid Corp.*(b)	1,644	22,391
SpartanNash Co.	1,067	13,263
United Natural Foods, Inc.*	1,590	10,287
Village Super Market, Inc., Class A	246	5,055
Weis Markets, Inc.	285	10,616
		353,679
Food Products - 1.2%
Alico, Inc.	121	3,941
B&G Foods, Inc.(b)	1,892	28,002
Bridgford Foods Corp.*	51	891
Calavo Growers, Inc.	484	35,066
Cal-Maine Foods, Inc.	939	32,762
Darling Ingredients, Inc.*	4,897	125,853
Farmer Brothers Co.*	316	3,903
Fresh Del Monte Produce, Inc.	915	25,089
Freshpet, Inc.*	1,024	68,055
Hostess Brands, Inc.*	3,565	45,311
J&J Snack Foods Corp.	451	72,530
John B Sanfilippo & Son, Inc.	257	18,039
Lancaster Colony Corp.	564	81,470
Landec Corp.*	771	7,910
Limoneira Co.	467	7,799
Sanderson Farms, Inc.	593	73,271
Seneca Foods Corp., Class A*	198	6,874
Simply Good Foods Co. (The)*	2,463	54,334
Tootsie Roll Industries, Inc.	487	15,622
		706,722
Gas Utilities - 1.0%
Chesapeake Utilities Corp.	475	40,612
New Jersey Resources Corp.	2,648	93,501
Northwest Natural Holding Co.	902	59,325
ONE Gas, Inc.	1,558	127,974
RGC Resources, Inc.	225	6,176
South Jersey Industries, Inc.	2,761	74,685
Southwest Gas Holdings, Inc.	1,619	104,717
Spire, Inc.	1,483	111,299
		618,289
Health Care Equipment & Supplies - 3.8%
Accuray, Inc.*	2,619	7,765
Alphatec Holdings, Inc.*	1,166	6,821
AngioDynamics, Inc.*	1,098	12,616
Antares Pharma, Inc.*	4,822	14,948
Apyx Medical Corp.*	993	6,008
AtriCure, Inc.*	1,135	43,607
Atrion Corp.	42	25,885
Avanos Medical, Inc.*	1,411	45,731
Axogen, Inc.*	1,010	12,504
Axonics Modulation Technologies, Inc.*(b)	467	16,553
BioLife Solutions, Inc.*	214	3,028
BioSig Technologies, Inc.*(b)	472	1,709
Cardiovascular Systems, Inc.*	1,030	38,749
Cerus Corp.*	4,187	21,521
Conformis, Inc.*	1,929	1,503
CONMED Corp.	811	76,753
CryoLife, Inc.*	1,087	27,860
CryoPort, Inc.*	939	15,681
Cutera, Inc.*	417	10,333
CytoSorbents Corp.*(b)	913	5,505
ElectroCore, Inc.*(b)	387	283
GenMark Diagnostics, Inc.*	1,652	5,766
Glaukos Corp.*	1,160	51,017
Globus Medical, Inc., Class A*	2,267	102,536

UltraPro Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Haemonetics Corp.*	1,526	165,312
Heska Corp.*	211	20,144
Inogen, Inc.*	543	24,859
Integer Holdings Corp.*	967	87,194
IntriCon Corp.*	244	3,631
Invacare Corp.	1,002	7,595
iRadimed Corp.*	137	3,252
iRhythm Technologies, Inc.*	791	68,793
Lantheus Holdings, Inc.*	1,150	17,883
LeMaitre Vascular, Inc.(b)	490	13,965
LivaNova plc*	1,448	100,955
Meridian Bioscience, Inc.*	1,254	10,019
Merit Medical Systems, Inc.*	1,597	57,508
Mesa Laboratories, Inc.	120	28,715
Misonix, Inc.*	240	3,324
Natus Medical, Inc.*	1,005	27,014
Neogen Corp.*	1,528	92,826
Neuronetics, Inc.*	398	1,152
Nevro Corp.*	893	116,224
Novocure Ltd.*	2,589	188,350
NuVasive, Inc.*	1,548	101,874
OraSure Technologies, Inc.*	1,835	11,065
Orthofix Medical, Inc.*	540	19,084
OrthoPediatrics Corp.*	268	12,441
Pulse Biosciences, Inc.*(b)	334	2,288
Quidel Corp.*	1,055	81,488
Rockwell Medical, Inc.*(b)	1,844	5,182
RTI Surgical Holdings, Inc.*	1,693	6,264
SeaSpine Holdings Corp.*	471	6,655
Senseonics Holdings, Inc.*(b)	3,652	5,113
Shockwave Medical, Inc.*	760	30,506
SI-BONE, Inc.*	487	9,404
Sientra, Inc.*	1,149	4,814
Silk Road Medical, Inc.*	480	19,128
Soliton, Inc.*(b)	166	1,748
STAAR Surgical Co.*	1,326	41,610
Surmodics, Inc.*	392	13,685
Tactile Systems Technology, Inc.*	545	27,473
Tandem Diabetes Care, Inc.*	1,670	124,682
TransEnterix, Inc.*(b)	530	625
TransMedics Group, Inc.*	424	6,657
Utah Medical Products, Inc.	103	9,002
Vapotherm, Inc.*	449	3,888
Varex Imaging Corp.*	1,123	26,076
ViewRay, Inc.*(b)	2,103	6,036
Wright Medical Group NV*	3,761	113,770
Zynex, Inc.*	471	6,132
		2,290,087
Health Care Providers & Services - 2.2%
Addus HomeCare Corp.*	371	28,296
Amedisys, Inc.*	936	162,873
American Renal Associates Holdings, Inc.*	545	4,387
AMN Healthcare Services, Inc.*	1,372	100,979
Apollo Medical Holdings, Inc.*(b)	184	3,214
Avalon GloboCare Corp.*	646	924
BioTelemetry, Inc.*	990	42,293
Brookdale Senior Living, Inc.*	5,503	36,155
Catasys, Inc.*(b)	214	3,236
Community Health Systems, Inc.*	2,569	12,665
CorVel Corp.*	264	18,200
Cross Country Healthcare, Inc.*	1,065	10,096
Ensign Group, Inc. (The)	1,509	67,151
Enzo Biochem, Inc.*	1,315	2,801

Exagen, Inc.*	98	1,674
Genesis Healthcare, Inc.*	2,499	4,123
Hanger, Inc.*	1,080	24,916
HealthEquity, Inc.*	2,066	146,665
Joint Corp. (The)*	389	5,769
LHC Group, Inc.*	895	108,707
Magellan Health, Inc.*	655	39,307
National HealthCare Corp.	364	27,012
National Research Corp.	359	19,741
Option Care Health, Inc.*	918	13,541
Owens & Minor, Inc.	1,838	12,554
Patterson Cos., Inc.	2,492	59,285
Pennant Group, Inc. (The)*	753	20,459
PetIQ, Inc.*	588	18,287
Progyny, Inc.*	346	9,525
Providence Service Corp. (The)*	348	21,499
R1 RCM, Inc.*	3,093	37,982
RadNet, Inc.*	1,252	25,578
Select Medical Holdings Corp.*	3,279	78,499
Surgery Partners, Inc.*	718	11,790
Tenet Healthcare Corp.*	3,066	80,574
Tivity Health, Inc.*(b)	1,416	17,941
Triple-S Management Corp., Class B*	681	10,208
US Physical Therapy, Inc.	375	39,083
		1,327,989
Health Care Technology - 1.2%
Allscripts Healthcare Solutions, Inc.*	4,825	36,381
Castlight Health, Inc., Class B*	3,039	2,754
Computer Programs & Systems, Inc.	379	10,150
Evolent Health, Inc., Class A*	2,209	20,411
Health Catalyst, Inc.*	245	7,443
HealthStream, Inc.*	778	18,921
HMS Holdings Corp.*	2,618	60,136
Inovalon Holdings, Inc., Class A*	2,170	42,272
Inspire Medical Systems, Inc.*	400	34,348
Livongo Health, Inc.*	440	11,004
NextGen Healthcare, Inc.*	1,630	21,320
Omnicell, Inc.*	1,236	100,697
OptimizeRx Corp.*	412	3,440
Phreesia, Inc.*	297	9,219
Simulations Plus, Inc.	356	11,591
Tabula Rasa HealthCare, Inc.*	580	32,579
Teladoc Health, Inc.*	2,153	269,038
Vocera Communications, Inc.*	929	22,658
		714,362
Hotels, Restaurants & Leisure - 2.5%
BBX Capital Corp.	1,915	6,664
Biglari Holdings, Inc., Class B*	27	2,847
BJ’s Restaurants, Inc.	571	18,814
Bloomin’ Brands, Inc.	2,594	46,666
Bluegreen Vacations Corp.(b)	213	1,653
Boyd Gaming Corp.	2,403	64,184
Brinker International, Inc.	1,112	38,197
Carrols Restaurant Group, Inc.*	1,039	4,286
Century Casinos, Inc.*	811	5,661
Cheesecake Factory, Inc. (The)	1,240	44,181
Churchill Downs, Inc.	1,048	131,671
Chuy’s Holdings, Inc.*	495	10,613
Cracker Barrel Old Country Store, Inc.	718	102,911
Dave & Buster’s Entertainment, Inc.	920	30,369

UltraPro Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Del Taco Restaurants, Inc.*	860	5,504
Denny’s Corp.*	1,728	30,084
Dine Brands Global, Inc.	475	38,879
Drive Shack, Inc.*	1,802	5,154
El Pollo Loco Holdings, Inc.*	583	7,521
Eldorado Resorts, Inc.*(b)	1,967	98,704
Everi Holdings, Inc.*	2,048	21,299
Fiesta Restaurant Group, Inc.*	701	6,772
Golden Entertainment, Inc.*	508	8,270
Habit Restaurants, Inc. (The), Class A*	616	8,599
Inspired Entertainment, Inc.*	264	1,373
J Alexander’s Holdings, Inc.*	391	3,210
Jack in the Box, Inc.	768	52,884
Kura Sushi USA, Inc., Class A*	100	1,861
Lindblad Expeditions Holdings, Inc.*	684	8,140
Marriott Vacations Worldwide Corp.	1,236	119,621
Monarch Casino & Resort, Inc.*	338	15,981
Nathan’s Famous, Inc.	87	5,177
Noodles & Co.*	852	6,918
Papa John’s International, Inc.	660	38,023
Penn National Gaming, Inc.*	3,277	96,901
PlayAGS, Inc.*	793	7,684
Potbelly Corp.*	618	3,090
RCI Hospitality Holdings, Inc.	268	5,400
Red Lion Hotels Corp.*	720	1,850
Red Robin Gourmet Burgers, Inc.*	386	10,615
Red Rock Resorts, Inc., Class A	2,082	42,910
Ruth’s Hospitality Group, Inc.	823	15,744
Scientific Games Corp.*	1,663	30,333
SeaWorld Entertainment, Inc.*	1,408	38,312
Shake Shack, Inc., Class A*	865	51,416
Target Hospitality Corp.*	968	4,530
Texas Roadhouse, Inc.	1,968	110,641
Twin River Worldwide Holdings, Inc.	519	13,494
Wingstop, Inc.	875	73,894
		1,499,505
Household Durables - 1.7%
Bassett Furniture Industries, Inc.	285	2,813
Beazer Homes USA, Inc.*	857	10,507
Cavco Industries, Inc.*	257	51,842
Century Communities, Inc.*	807	26,897
Ethan Allen Interiors, Inc.	717	9,464
Flexsteel Industries, Inc.	222	3,050
GoPro, Inc., Class A*(b)	3,802	14,429
Green Brick Partners, Inc.*	724	7,920
Hamilton Beach Brands Holding Co., Class A	194	2,250
Helen of Troy Ltd.*	747	122,956
Hooker Furniture Corp.	348	6,546
Installed Building Products, Inc.*	676	44,650
iRobot Corp.*(b)	819	39,304
KB Home	2,557	83,333
La-Z-Boy, Inc.	1,339	38,362
Legacy Housing Corp.*	172	2,472
LGI Homes, Inc.*	598	45,059
Lifetime Brands, Inc.	355	2,258
Lovesac Co. (The)*(b)	261	2,268
M/I Homes, Inc.*	807	30,045
MDC Holdings, Inc.	1,505	59,207
Meritage Homes Corp.*	1,080	68,537

Purple Innovation, Inc.*	230	3,123
Skyline Champion Corp.*	1,500	38,220
Sonos, Inc.*	2,105	24,292
Taylor Morrison Home Corp., Class A*	3,901	87,850
TopBuild Corp.*	997	100,697
TRI Pointe Group, Inc.*	4,126	63,251
Tupperware Brands Corp.	1,456	4,150
Universal Electronics, Inc.*	400	16,888
ZAGG, Inc.*	837	5,625
		1,018,265
Household Products - 0.2%
Central Garden & Pet Co.*	313	8,382
Central Garden & Pet Co., Class A*	1,253	31,714
Oil-Dri Corp. of America	156	4,747
WD-40 Co.	408	70,376
		115,219
Independent Power and Renewable Electricity Producers - 0.5%
Atlantic Power Corp.*	3,188	7,237
Clearway Energy, Inc., Class A	1,038	21,061
Clearway Energy, Inc., Class C	2,201	46,309
Ormat Technologies, Inc.	1,184	82,501
Pattern Energy Group, Inc., Class A	2,633	71,223
Sunnova Energy International, Inc.*	405	7,006
TerraForm Power, Inc., Class A	2,365	44,438
		279,775
Industrial Conglomerates - 0.0%(c)
Raven Industries, Inc.	1,067	30,634

Insurance - 2.1%
Ambac Financial Group, Inc.*	1,347	25,889
American Equity Investment Life Holding Co.	2,687	67,927
AMERISAFE, Inc.	571	37,212
Argo Group International Holdings Ltd.	974	54,797
BRP Group, Inc., Class A*	450	6,948
Citizens, Inc.*(b)	1,475	8,614
CNO Financial Group, Inc.	4,512	72,282
Crawford & Co., Class A	486	3,616
Donegal Group, Inc., Class A	307	4,381
eHealth, Inc.*	679	79,681
Employers Holdings, Inc.	941	36,266
Enstar Group Ltd.*	342	61,009
FBL Financial Group, Inc., Class A	289	13,803
FedNat Holding Co.	344	4,486
Genworth Financial, Inc., Class A*	15,091	58,855
Global Indemnity Ltd.	248	7,877
Goosehead Insurance, Inc., Class A	342	18,550
Greenlight Capital Re Ltd., Class A*	869	7,334
Hallmark Financial Services, Inc.*	389	5,516
HCI Group, Inc.	182	7,739
Health Insurance Innovations, Inc., Class A*	291	8,558
Heritage Insurance Holdings, Inc.	781	8,716
Horace Mann Educators Corp.	1,234	48,040
Independence Holding Co.	149	5,529
Investors Title Co.	40	6,558
James River Group Holdings Ltd.	881	35,601
Kinsale Capital Group, Inc.	609	73,975
MBIA, Inc.*	2,242	17,488

UltraPro Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
National General Holdings Corp.	2,020	39,329
National Western Life Group, Inc., Class A	65	15,531
NI Holdings, Inc.*	285	4,024
Palomar Holdings, Inc.*	373	18,952
ProAssurance Corp.	1,591	43,196
ProSight Global, Inc.*	265	3,551
Protective Insurance Corp., Class B	274	3,907
RLI Corp.	1,191	95,733
Safety Insurance Group, Inc.	440	34,646
Selective Insurance Group, Inc.	1,744	97,280
State Auto Financial Corp.	515	12,865
Stewart Information Services Corp.	701	25,362
Third Point Reinsurance Ltd.*	2,203	19,651
Tiptree, Inc.	742	4,882
Trupanion, Inc.*(b)	858	26,375
United Fire Group, Inc.	632	24,231
United Insurance Holdings Corp.	617	5,800
Universal Insurance Holdings, Inc.	886	18,331
Watford Holdings Ltd.*	571	13,036
		1,293,929
Interactive Media & Services - 0.3%
Cargurus, Inc.*	2,234	56,945
Cars.com, Inc.*	2,001	18,169
DHI Group, Inc.*	1,494	3,406
Eventbrite, Inc., Class A*	1,089	15,910
EverQuote, Inc., Class A*	262	10,643
Liberty TripAdvisor Holdings, Inc., Class A*	2,166	9,433
Meet Group, Inc. (The)*	2,060	10,506
QuinStreet, Inc.*	1,379	17,762
Travelzoo*	156	1,276
TrueCar, Inc.*	3,126	8,221
Yelp, Inc.*	2,044	63,916
		216,187
Internet & Direct Marketing Retail - 0.4%
1-800-Flowers.com, Inc., Class A*	739	13,332
Duluth Holdings, Inc., Class B*(b)	319	2,188
Groupon, Inc.*	13,469	18,048
Lands’ End, Inc.*	317	3,341
Leaf Group Ltd.*	523	1,375
Liquidity Services, Inc.*	817	3,203
PetMed Express, Inc.(b)	585	15,444
Quotient Technology, Inc.*	2,237	20,021
RealReal, Inc. (The)*(b)	520	7,275
Rubicon Project, Inc. (The)*	1,462	16,594
Shutterstock, Inc.*	570	21,968
Stamps.com, Inc.*	493	69,567
Stitch Fix, Inc., Class A*(b)	1,233	29,629
Waitr Holdings, Inc.*(b)	1,722	619
		222,604
IT Services - 2.0%
Brightcove, Inc.*	1,158	9,009
Cardtronics plc, Class A*	1,097	39,788
Cass Information Systems, Inc.	420	19,719
Conduent, Inc.*	5,160	16,873
CSG Systems International, Inc.	980	43,365
Endurance International Group Holdings, Inc.*	2,134	7,960
EVERTEC, Inc.	1,808	53,661
Evo Payments, Inc., Class A*	1,058	26,746
Exela Technologies, Inc.*(b)	1,337	344
ExlService Holdings, Inc.*	1,000	74,650
GTT Communications, Inc.*(b)	1,006	15,231
Hackett Group, Inc. (The)	729	11,227
I3 Verticals, Inc., Class A*	431	12,490
Information Services Group, Inc.*	1,065	3,376
International Money Express, Inc.*	538	5,068
KBR, Inc.	4,222	109,603
Limelight Networks, Inc.*	3,377	17,037
LiveRamp Holdings, Inc.*	2,000	70,880
ManTech International Corp., Class A	798	59,770
MAXIMUS, Inc.	1,896	119,486
NIC, Inc.	1,959	35,830
Paysign, Inc.*(b)	900	7,227
Perficient, Inc.*	952	39,003
Perspecta, Inc.	4,172	104,175
PRGX Global, Inc.*	610	2,202
Priority Technology Holdings, Inc.*	198	408
Science Applications International Corp.	1,727	138,385
StarTek, Inc.*	495	3,084
Sykes Enterprises, Inc.*	1,139	36,084
TTEC Holdings, Inc.	428	16,020
Tucows, Inc., Class A*(b)	282	14,407
Unisys Corp.*	1,519	23,590
Verra Mobility Corp.*	3,804	57,612
Virtusa Corp.*	855	37,714
		1,232,024
Leisure Products - 0.4%
Acushnet Holdings Corp.	1,050	26,723
American Outdoor Brands Corp.*	1,614	16,075
Callaway Golf Co.	2,787	47,323
Clarus Corp.	698	8,069
Escalade, Inc.	314	2,666
Johnson Outdoors, Inc., Class A	147	9,174
Malibu Boats, Inc., Class A*	608	26,716
Marine Products Corp.	220	2,768
MasterCraft Boat Holdings, Inc.*	547	8,845
Sturm Ruger & Co., Inc.	499	23,972
Vista Outdoor, Inc.*	1,724	12,671
YETI Holdings, Inc.*	1,660	50,215
		235,217
Life Sciences Tools & Services - 0.9%
Accelerate Diagnostics, Inc.*(b)	813	10,415
ChromaDex Corp.*(b)	1,225	4,520
Codexis, Inc.*	1,575	18,349
Fluidigm Corp.*	2,061	6,842
Luminex Corp.	1,252	31,000
Medpace Holdings, Inc.*	821	73,841
NanoString Technologies, Inc.*	997	35,553
NeoGenomics, Inc.*	2,842	80,514
Pacific Biosciences of California, Inc.*	4,243	14,426
Personalis, Inc.*	265	2,313
Quanterix Corp.*	398	9,078
Repligen Corp.*	1,558	133,365
Syneos Health, Inc.*	1,855	117,514
		537,730
Machinery - 3.4%
Alamo Group, Inc.	289	32,013
Albany International Corp., Class A	912	58,432
Altra Industrial Motion Corp.	1,918	57,770
Astec Industries, Inc.	666	25,008

UltraPro Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Barnes Group, Inc.	1,405	75,448
Blue Bird Corp.*	453	8,100
Briggs & Stratton Corp.	1,226	3,886
Chart Industries, Inc.*	1,075	61,189
CIRCOR International, Inc.*	581	20,904
Columbus McKinnon Corp.	690	21,452
Commercial Vehicle Group, Inc.*	907	3,955
Douglas Dynamics, Inc.	667	29,035
Eastern Co. (The)	161	4,101
Energy Recovery, Inc.*(b)	1,121	11,031
Enerpac Tool Group Corp.	1,639	35,025
EnPro Industries, Inc.	615	33,179
ESCO Technologies, Inc.	764	69,463
Evoqua Water Technologies Corp.*	2,230	46,763
Federal Signal Corp.	1,780	51,620
Franklin Electric Co., Inc.	1,376	71,125
Gencor Industries, Inc.*	270	2,714
Gorman-Rupp Co. (The)	528	16,891
Graham Corp.	286	4,742
Greenbrier Cos., Inc. (The)	957	23,188
Helios Technologies, Inc.	873	34,702
Hillenbrand, Inc.	2,177	50,942
Hurco Cos., Inc.	188	5,298
Hyster-Yale Materials Handling, Inc.	302	14,538
John Bean Technologies Corp.	930	90,080
Kadant, Inc.	326	29,607
Kennametal, Inc.	2,446	67,999
LB Foster Co., Class A*	298	4,696
Lindsay Corp.	323	31,987
Luxfer Holdings plc	818	12,687
Lydall, Inc.*	508	6,050
Manitowoc Co., Inc. (The)*	1,046	13,044
Mayville Engineering Co., Inc.*	188	1,371
Meritor, Inc.*	2,240	50,826
Miller Industries, Inc.	329	9,775
Mueller Industries, Inc.	1,653	46,251
Mueller Water Products, Inc., Class A	4,679	51,235
Navistar International Corp.*	1,478	53,666
NN, Inc.	1,251	9,695
Omega Flex, Inc.	85	6,655
Park-Ohio Holdings Corp.	260	6,375
Proto Labs, Inc.*	805	70,550
RBC Bearings, Inc.*	722	123,599
REV Group, Inc.	809	6,334
Rexnord Corp.	3,174	92,554
Spartan Motors, Inc.	1,005	14,824
SPX Corp.*	1,301	54,551
SPX FLOW, Inc.*	1,249	45,938
Standex International Corp.	369	23,406
Tennant Co.	537	38,417
Terex Corp.	1,890	41,599
Titan International, Inc.	1,497	3,323
TriMas Corp.*	1,337	33,893
Twin Disc, Inc.*	307	2,474
Wabash National Corp.	1,599	17,557
Watts Water Technologies, Inc., Class A	821	77,100
Welbilt, Inc.*	3,871	51,175
		2,061,807
Marine - 0.1%
Costamare, Inc.	1,542	10,069
Eagle Bulk Shipping, Inc.*	1,319	4,379

Genco Shipping & Trading Ltd.	450	3,456
Matson, Inc.	1,270	42,177
Safe Bulkers, Inc.*	1,518	2,004
Scorpio Bulkers, Inc.	1,626	5,236
		67,321
Media - 0.8%
Boston Omaha Corp., Class A*	312	6,072
Cardlytics, Inc.*	428	33,979
Central European Media Enterprises Ltd., Class A*	2,645	11,717
Clear Channel Outdoor Holdings, Inc.*	1,458	3,018
comScore, Inc.*	1,459	5,106
Cumulus Media, Inc., Class A*	428	5,157
Daily Journal Corp.*(b)	35	8,750
Emerald Holding, Inc.	735	5,042
Entercom Communications Corp., Class A	3,553	12,329
Entravision Communications Corp., Class A	1,784	3,586
EW Scripps Co. (The), Class A	1,631	19,409
Fluent, Inc.*	1,270	2,959
Gannett Co., Inc.	3,500	14,700
Gray Television, Inc.*	2,716	51,387
Hemisphere Media Group, Inc.*	519	6,555
Lee Enterprises, Inc.*	1,598	2,397
Liberty Latin America Ltd., Class A*	1,377	20,862
Liberty Latin America Ltd., Class C*	3,393	51,540
Loral Space & Communications, Inc.*	382	11,865
Marchex, Inc., Class B*	1,068	2,766
MDC Partners, Inc., Class A*	1,687	4,234
Meredith Corp.	1,187	31,277
MSG Networks, Inc., Class A*	1,284	16,230
National CineMedia, Inc.	1,857	14,280
Saga Communications, Inc., Class A	112	3,223
Scholastic Corp.	880	28,239
TechTarget, Inc.*	689	15,937
TEGNA, Inc.	6,483	92,837
Tribune Publishing Co.	522	5,987
WideOpenWest, Inc.*	733	4,611
		496,051
Metals & Mining - 1.0%
AK Steel Holding Corp.*	9,392	21,695
Allegheny Technologies, Inc.*	3,752	64,122
Carpenter Technology Corp.	1,404	51,597
Century Aluminum Co.*	1,498	8,688
Cleveland-Cliffs, Inc.(b)	8,013	46,556
Coeur Mining, Inc.*	7,101	29,540
Commercial Metals Co.	3,516	64,202
Compass Minerals International, Inc.	1,018	55,532
Gold Resource Corp.	1,810	7,276
Haynes International, Inc.	370	9,365
Hecla Mining Co.	14,640	38,650
Kaiser Aluminum Corp.	470	44,438
Materion Corp.	604	27,385
Novagold Resources, Inc.*	6,901	55,070
Olympic Steel, Inc.	275	3,314
Ramaco Resources, Inc.*(b)	245	706
Ryerson Holding Corp.*	483	4,023

UltraPro Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Schnitzer Steel Industries, Inc., Class A	766	12,624
SunCoke Energy, Inc.	2,174	10,022
Synalloy Corp.*	248	2,840
TimkenSteel Corp.*	1,198	6,074
Warrior Met Coal, Inc.	1,541	27,306
Worthington Industries, Inc.	1,155	36,729
		627,754
Mortgage Real Estate Investment Trusts (REITs) - 1.3%
AG Mortgage Investment Trust, Inc.	969	14,506
Anworth Mortgage Asset Corp.	2,912	9,522
Apollo Commercial Real Estate Finance, Inc.	4,602	74,552
Ares Commercial Real Estate Corp.	805	12,284
Arlington Asset Investment Corp., Class A	1,077	6,096
ARMOUR Residential REIT, Inc.	1,757	31,767
Blackstone Mortgage Trust, Inc., Class A	3,763	135,694
Capstead Mortgage Corp.	2,789	19,802
Cherry Hill Mortgage Investment Corp.	469	6,688
Colony Credit Real Estate, Inc.	2,412	30,705
Dynex Capital, Inc.	667	11,406
Ellington Financial, Inc.	912	15,075
Exantas Capital Corp.	908	10,406
Granite Point Mortgage Trust, Inc.	1,616	26,535
Great Ajax Corp.	514	7,263
Invesco Mortgage Capital, Inc.	4,810	77,345
KKR Real Estate Finance Trust, Inc.	752	14,769
Ladder Capital Corp.	3,070	46,817
New York Mortgage Trust, Inc.	9,160	52,212
Orchid Island Capital, Inc.	1,888	10,818
PennyMac Mortgage Investment Trust	2,675	55,372
Ready Capital Corp.	945	13,703
Redwood Trust, Inc.	3,336	56,979
TPG RE Finance Trust, Inc.	1,478	28,407
Western Asset Mortgage Capital Corp.	1,549	15,521
		784,244
Multiline Retail - 0.1%
Big Lots, Inc.	1,161	18,355
Dillard’s, Inc., Class A(b)	298	16,774
JC Penney Co., Inc.*(b)	9,595	6,621
		41,750
Multi-Utilities - 0.6%
Avista Corp.	1,985	93,593
Black Hills Corp.	1,822	131,548
NorthWestern Corp.	1,511	106,284
Unitil Corp.	436	24,564
		355,989
Oil, Gas & Consumable Fuels - 1.4%
Abraxas Petroleum Corp.*	4,775	907
Altus Midstream Co.*(b)	1,503	2,194
Amplify Energy Corp.	390	1,630
Arch Coal, Inc., Class A	451	22,708
Ardmore Shipping Corp.	995	5,473
Berry Corp.	1,867	11,893
Bonanza Creek Energy, Inc.*	564	9,188
Brigham Minerals, Inc., Class A	481	7,672
California Resources Corp.*(b)	1,443	9,163
Callon Petroleum Co.*	11,459	26,012
Chaparral Energy, Inc., Class A*(b)	928	497
Clean Energy Fuels Corp.*	4,006	9,054
CNX Resources Corp.*	5,558	29,513
Comstock Resources, Inc.*(b)	461	2,761
CONSOL Energy, Inc.*	767	4,364
Contura Energy, Inc.*	542	3,084
CVR Energy, Inc.	881	25,038
Delek US Holdings, Inc.	2,206	47,162
Denbury Resources, Inc.*	14,365	10,808
DHT Holdings, Inc.	2,729	15,146
Diamond S Shipping, Inc.*	663	6,829
Dorian LPG Ltd.*	822	9,141
Earthstone Energy, Inc., Class A*	588	2,264
Energy Fuels, Inc.*	2,810	3,316
Evolution Petroleum Corp.	811	3,820
Extraction Oil & Gas, Inc.*(b)	2,522	1,736
Falcon Minerals Corp.	1,152	4,602
GasLog Ltd.	1,208	6,777
Golar LNG Ltd.	2,823	36,177
Goodrich Petroleum Corp.*	271	1,444
Green Plains, Inc.	1,024	12,278
Gulfport Energy Corp.*	4,775	3,914
Hallador Energy Co.	606	782
HighPoint Resources Corp.*	3,350	2,280
International Seaways, Inc.*	751	14,937
Laredo Petroleum, Inc.*	5,381	5,812
Magnolia Oil & Gas Corp., Class A*	3,014	22,635
Matador Resources Co.*	3,314	31,947
Montage Resources Corp.*	637	2,223
NACCO Industries, Inc., Class A	110	4,534
NextDecade Corp.*	375	1,436
Nordic American Tankers Ltd.	4,154	13,376
Northern Oil and Gas, Inc.*	8,844	12,824
Oasis Petroleum, Inc.*	9,521	15,567
Overseas Shipholding Group, Inc., Class A*	1,929	3,318
Panhandle Oil and Gas, Inc., Class A	457	3,039
Par Pacific Holdings, Inc.*	1,055	17,502
PDC Energy, Inc.*	2,983	56,767
Peabody Energy Corp.	1,909	11,149
Penn Virginia Corp.*	405	6,440
PrimeEnergy Resources Corp.*	15	1,965
QEP Resources, Inc.	7,135	16,054
Renewable Energy Group, Inc.*	1,097	29,016
REX American Resources Corp.*	167	11,692
Ring Energy, Inc.*(b)	1,796	2,532
Rosehill Resources, Inc.*	315	243
SandRidge Energy, Inc.*	919	1,893
Scorpio Tankers, Inc.	1,313	25,971
SFL Corp. Ltd.	2,424	29,427
SilverBow Resources, Inc.*	211	593
SM Energy Co.	3,341	21,950
Southwestern Energy Co.*	16,207	23,014
Talos Energy, Inc.*	602	8,548
Teekay Corp.*	2,046	7,488
Teekay Tankers Ltd., Class A*	709	11,734
Tellurian, Inc.*(b)	2,815	5,067
Unit Corp.*(b)	1,599	560
Uranium Energy Corp.*(b)	5,316	3,190
W&T Offshore, Inc.*	2,806	7,296

UltraPro Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Whiting Petroleum Corp.*(b)	2,713	5,019
World Fuel Services Corp.	1,922	54,354
		830,739
Paper & Forest Products - 0.4%
Boise Cascade Co.	1,158	41,086
Clearwater Paper Corp.*	477	13,008
Louisiana-Pacific Corp.	3,520	100,144
Neenah, Inc.	499	28,827
PH Glatfelter Co.	1,298	18,509
Schweitzer-Mauduit International, Inc.	922	31,090
Verso Corp., Class A*	1,039	16,946
		249,610
Personal Products - 0.3%
BellRing Brands, Inc., Class A*	1,184	23,266
Edgewell Personal Care Co.*	1,613	48,971
elf Beauty, Inc.*	781	12,465
Inter Parfums, Inc.	525	31,531
Lifevantage Corp.*	409	4,871
Medifast, Inc.	330	27,426
Nature’s Sunshine Products, Inc.*	260	2,132
Revlon, Inc., Class A*(b)	206	3,566
USANA Health Sciences, Inc.*	374	24,721
Youngevity International, Inc.*(b)	257	283
		179,232
Pharmaceuticals - 1.7%
AcelRx Pharmaceuticals, Inc.*	2,335	3,082
Acer Therapeutics, Inc.*(b)	151	495
Aclaris Therapeutics, Inc.*	919	1,048
Aerie Pharmaceuticals, Inc.*	1,258	22,015
Akorn, Inc.*	2,785	3,231
Amneal Pharmaceuticals, Inc.*	3,523	13,564
Amphastar Pharmaceuticals, Inc.*	1,068	16,436
ANI Pharmaceuticals, Inc.*	273	13,107
Arvinas, Inc.*	632	29,786
Assertio Therapeutics, Inc.*	1,924	2,078
Axsome Therapeutics, Inc.*	749	58,422
Baudax Bio, Inc.*(b)	230	1,605
BioDelivery Sciences International, Inc.*	2,489	12,097
Cara Therapeutics, Inc.*	1,187	17,841
cbdMD, Inc.*	307	313
Cerecor, Inc.*	661	2,016
Chiasma, Inc.*	1,022	4,548
Collegium Pharmaceutical, Inc.*	958	22,752
Corcept Therapeutics, Inc.*	2,853	36,005
CorMedix, Inc.*(b)	757	3,936
Cymabay Therapeutics, Inc.*	2,055	3,411
Eloxx Pharmaceuticals, Inc.*	749	2,344
Endo International plc*	6,703	37,001
Evofem Biosciences, Inc.*(b)	423	2,496
Evolus, Inc.*(b)	552	4,742
EyePoint Pharmaceuticals, Inc.*	1,881	2,426
Fulcrum Therapeutics, Inc.*	137	2,592
Innoviva, Inc.*	1,904	25,647
Intersect ENT, Inc.*	915	21,832
Intra-Cellular Therapies, Inc.*	1,327	28,000
Kala Pharmaceuticals, Inc.*(b)	663	3,547
Kaleido Biosciences, Inc.*(b)	339	2,024
Lannett Co., Inc.*(b)	968	8,422
Liquidia Technologies, Inc.*	399	1,648
Mallinckrodt plc*	2,505	10,721
Marinus Pharmaceuticals, Inc.*	1,534	3,835

Menlo Therapeutics, Inc.*	462	1,363
MyoKardia, Inc.*	1,325	83,992
NGM Biopharmaceuticals, Inc.*(b)	729	13,151
Ocular Therapeutix, Inc.*(b)	1,258	5,919
Odonate Therapeutics, Inc.*	349	10,327
Omeros Corp.*(b)	1,408	16,769
Optinose, Inc.*	744	4,501
Osmotica Pharmaceuticals plc*	235	1,370
Pacira BioSciences, Inc.*	1,223	53,054
Paratek Pharmaceuticals, Inc.*(b)	981	4,689
Phathom Pharmaceuticals, Inc.*	320	11,558
Phibro Animal Health Corp., Class A	608	15,352
Prestige Consumer Healthcare, Inc.*	1,504	56,189
Reata Pharmaceuticals, Inc., Class A*	667	129,898
Recro Pharma, Inc.*	587	8,418
resTORbio, Inc.*(b)	457	635
Revance Therapeutics, Inc.*	1,346	31,119
Satsuma Pharmaceuticals, Inc.*	131	3,732
SIGA Technologies, Inc.*	1,644	8,212
Strongbridge Biopharma plc*	1,080	2,992
Supernus Pharmaceuticals, Inc.*	1,471	26,463
TherapeuticsMD, Inc.*(b)	6,603	11,159
Theravance Biopharma, Inc.*	1,333	32,459
Tricida, Inc.*	651	20,689
Verrica Pharmaceuticals, Inc.*	385	4,570
WaVe Life Sciences Ltd.*	672	5,672
Xeris Pharmaceuticals, Inc.*	794	2,827
Zogenix, Inc.*	1,271	31,877
Zynerba Pharmaceuticals, Inc.*(b)	681	2,901
		1,026,922
Professional Services - 1.3%
Acacia Research Corp.*	1,469	3,379
ASGN, Inc.*	1,523	77,231
Barrett Business Services, Inc.	214	12,819
BG Staffing, Inc.	297	4,580
CBIZ, Inc.*	1,530	39,841
CRA International, Inc.	226	10,511
Exponent, Inc.	1,542	113,568
Forrester Research, Inc.*	320	11,539
Franklin Covey Co.*	289	9,089
FTI Consulting, Inc.*	1,111	125,088
GP Strategies Corp.*	381	4,237
Heidrick & Struggles International, Inc.	560	12,488
Huron Consulting Group, Inc.*	667	39,580
ICF International, Inc.	543	41,257
InnerWorkings, Inc.*	1,317	4,135
Insperity, Inc.	1,121	75,410
Kelly Services, Inc., Class A	986	16,378
Kforce, Inc.	601	18,306
Korn Ferry	1,683	58,871
Mistras Group, Inc.*	537	4,215
Resources Connection, Inc.	911	11,415
TriNet Group, Inc.*	1,332	70,410
TrueBlue, Inc.*	1,155	17,186
Upwork, Inc.*	1,712	14,835
Willdan Group, Inc.*	300	9,225
		805,593
Real Estate Management & Development - 0.7%
Altisource Portfolio Solutions SA*	168	2,669
American Realty Investors, Inc.*	74	943

UltraPro Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Consolidated-Tomoka Land Co.	146	8,396
Cushman & Wakefield plc*	3,359	61,100
eXp World Holdings, Inc.*(b)	617	5,899
Forestar Group, Inc.*	360	6,440
FRP Holdings, Inc.*	208	9,408
Griffin Industrial Realty, Inc.	28	1,127
Kennedy-Wilson Holdings, Inc.	3,658	73,928
Marcus & Millichap, Inc.*	685	21,893
Maui Land & Pineapple Co., Inc.*	199	2,191
Newmark Group, Inc., Class A	4,282	40,893
Rafael Holdings, Inc., Class B*	314	5,891
RE/MAX Holdings, Inc., Class A	531	15,479
Realogy Holdings Corp.(b)	3,391	31,435
Redfin Corp.*	2,669	72,223
RMR Group, Inc. (The), Class A	453	16,879
St Joe Co. (The)*	996	19,591
Stratus Properties, Inc.*	175	5,015
Tejon Ranch Co.*	627	9,455
Transcontinental Realty Investors, Inc.*	33	1,048
		411,903
Road & Rail - 0.5%
ArcBest Corp.	759	15,036
Avis Budget Group, Inc.*	1,715	55,523
Covenant Transportation Group, Inc., Class A*	377	4,562
Daseke, Inc.*	1,364	4,501
Heartland Express, Inc.	1,371	24,555
Hertz Global Holdings, Inc.*	3,027	38,715
Marten Transport Ltd.	1,168	22,823
PAM Transportation Services, Inc.*	56	2,218
Roadrunner Transportation Systems, Inc.*	108	798
Saia, Inc.*	774	67,578
Universal Logistics Holdings, Inc.	238	3,668
US Xpress Enterprises, Inc., Class A*	651	2,806
Werner Enterprises, Inc.	1,349	45,326
YRC Worldwide, Inc.*(b)	996	2,111
		290,220
Semiconductors & Semiconductor Equipment - 2.7%
Adesto Technologies Corp.*	806	9,882
Advanced Energy Industries, Inc.*	1,135	67,504
Alpha & Omega Semiconductor Ltd.*	602	6,526
Ambarella, Inc.*	941	55,942
Amkor Technology, Inc.*	2,927	30,543
Axcelis Technologies, Inc.*	962	23,078
AXT, Inc.*	1,150	4,002
Brooks Automation, Inc.	2,115	72,989
Cabot Microelectronics Corp.	864	120,338
CEVA, Inc.*	646	18,353
Cirrus Logic, Inc.*	1,737	119,228
Cohu, Inc.	1,198	24,523
Diodes, Inc.*	1,225	53,912
DSP Group, Inc.*	658	8,955
Enphase Energy, Inc.*	2,736	133,982
FormFactor, Inc.*	2,249	50,310
GSI Technology, Inc.*	472	3,144
Ichor Holdings Ltd.*	656	18,972
Impinj, Inc.*	502	15,437
Inphi Corp.*	1,340	100,044
Lattice Semiconductor Corp.*	3,760	67,492
MACOM Technology Solutions Holdings, Inc.*	1,372	34,670
MaxLinear, Inc.*	1,969	30,441
NeoPhotonics Corp.*	1,173	7,754
NVE Corp.	140	8,858
Onto Innovation, Inc.*	1,435	43,868
PDF Solutions, Inc.*	842	12,327
Photronics, Inc.*	1,944	24,203
Power Integrations, Inc.	844	73,470
Rambus, Inc.*	3,292	46,022
Semtech Corp.*	1,966	77,637
Silicon Laboratories, Inc.*	1,284	113,865
SMART Global Holdings, Inc.*	405	10,870
SunPower Corp.*(b)	1,876	16,077
Synaptics, Inc.*	1,004	66,314
Ultra Clean Holdings, Inc.*	1,180	24,674
Veeco Instruments, Inc.*	1,435	19,215
Xperi Corp.	1,469	25,252
		1,640,673
Software - 4.5%
8x8, Inc.*	2,794	51,689
A10 Networks, Inc.*	1,466	9,837
ACI Worldwide, Inc.*	3,434	95,706
Agilysys, Inc.*	619	19,888
Alarm.com Holdings, Inc.*	1,097	52,930
Altair Engineering, Inc., Class A*	1,194	41,551
American Software, Inc., Class A	860	14,147
Appfolio, Inc., Class A*	470	57,796
Appian Corp.*(b)	1,016	44,856
Avaya Holdings Corp.*	3,305	42,833
Benefitfocus, Inc.*	882	11,007
Blackbaud, Inc.	1,457	98,785
Blackline, Inc.*	1,288	80,590
Bottomline Technologies DE, Inc.*	1,290	57,121
Box, Inc., Class A*	4,268	71,489
ChannelAdvisor Corp.*	795	7,568
Cloudera, Inc.*	7,178	63,884
CommVault Systems, Inc.*	1,222	50,957
Cornerstone OnDemand, Inc.*	1,698	69,669
Digimarc Corp.*	349	6,980
Digital Turbine, Inc.*	2,340	14,344
Domo, Inc., Class B*	521	10,988
Ebix, Inc.	692	18,296
eGain Corp.*	607	4,905
Envestnet, Inc.*	1,439	108,616
Everbridge, Inc.*	991	104,709
Five9, Inc.*	1,783	130,213
ForeScout Technologies, Inc.*	1,262	41,066
GTY Technology Holdings, Inc.*(b)	1,182	6,359
Ideanomics, Inc.*(b)	1,483	535
Instructure, Inc.*	1,030	50,223
Intelligent Systems Corp.*(b)	202	7,407
j2 Global, Inc.	1,390	121,389
LivePerson, Inc.*	1,853	49,030
Majesco*	226	1,510
MicroStrategy, Inc., Class A*	246	33,249
Mitek Systems, Inc.*	1,112	9,686
MobileIron, Inc.*	2,939	11,903
Model N, Inc.*	982	28,478
OneSpan, Inc.*	976	16,114
Phunware, Inc.*(b)	921	939
Ping Identity Holding Corp.*	411	9,511
Progress Software Corp.	1,327	49,484

UltraPro Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
PROS Holdings, Inc.*	980	44,874
Q2 Holdings, Inc.*	1,301	98,056
QAD, Inc., Class A	341	16,726
Qualys, Inc.*	1,005	80,581
Rapid7, Inc.*	1,469	68,015
Rimini Street, Inc.*	605	2,795
Rosetta Stone, Inc.*	617	10,656
SailPoint Technologies Holding, Inc.*	2,557	64,743
SecureWorks Corp., Class A*	244	3,389
SharpSpring, Inc.*	304	3,466
ShotSpotter, Inc.*	243	8,651
SPS Commerce, Inc.*	1,043	54,862
SVMK, Inc.*	2,588	47,179
Synchronoss Technologies, Inc.*(b)	1,158	5,697
Telaria, Inc.*	1,314	16,057
Telenav, Inc.*	1,005	5,995
Tenable Holdings, Inc.*	1,124	27,561
TiVo Corp.	3,708	28,070
Upland Software, Inc.*	681	26,498
Varonis Systems, Inc.*	883	70,834
Verint Systems, Inc.*	1,981	108,717
VirnetX Holding Corp.*(b)	1,828	10,255
Workiva, Inc.*	1,097	46,886
Yext, Inc.*	2,819	42,736
Zix Corp.*	1,594	12,561
Zuora, Inc., Class A*	2,635	34,887
		2,718,984
Specialty Retail - 2.1%
Aaron’s, Inc.	2,015	79,250
Abercrombie & Fitch Co., Class A	1,872	24,579
American Eagle Outfitters, Inc.	4,741	61,064
America’s Car-Mart, Inc.*	185	19,012
Asbury Automotive Group, Inc.*	576	51,057
Ascena Retail Group, Inc.*(b)	233	885
At Home Group, Inc.*	1,421	7,105
Barnes & Noble Education, Inc.*	1,226	4,058
Bed Bath & Beyond, Inc.(b)	3,636	39,305
Boot Barn Holdings, Inc.*	835	25,609
Buckle, Inc. (The)	861	19,484
Caleres, Inc.	1,175	13,548
Camping World Holdings, Inc., Class A	981	13,420
Cato Corp. (The), Class A	659	10,656
Chico’s FAS, Inc.	3,478	13,947
Children’s Place, Inc. (The)(b)	453	26,093
Citi Trends, Inc.	333	6,583
Conn’s, Inc.*(b)	538	4,385
Container Store Group, Inc. (The)*	474	1,792
Designer Brands, Inc., Class A	1,854	25,048
Express, Inc.*	1,962	7,259
GameStop Corp., Class A(b)	2,679	9,644
Genesco, Inc.*	432	14,865
GNC Holdings, Inc., Class A*(b)	2,439	4,098
Group 1 Automotive, Inc.	529	45,087
Guess?, Inc.	1,373	22,243
Haverty Furniture Cos., Inc.	530	8,915
Hibbett Sports, Inc.*	524	10,228
Hudson Ltd., Class A*	1,184	11,023
J. Jill, Inc.(b)	503	428
Lithia Motors, Inc., Class A	668	79,599
Lumber Liquidators Holdings, Inc.*	850	8,330
MarineMax, Inc.*	630	10,666
Michaels Cos., Inc. (The)*	2,501	10,729
Monro, Inc.	974	54,661
Murphy USA, Inc.*	868	84,630
National Vision Holdings, Inc.*	2,334	81,270
Office Depot, Inc.	16,205	38,082
Party City Holdco, Inc.*(b)	1,610	3,204
Rent-A-Center, Inc.	1,471	31,318
RH*	494	89,612
RTW RetailWinds, Inc.*	905	253
Sally Beauty Holdings, Inc.*	3,597	44,747
Shoe Carnival, Inc.(b)	281	8,390
Signet Jewelers Ltd.	1,545	36,029
Sleep Number Corp.*	833	36,694
Sonic Automotive, Inc., Class A	726	20,328
Sportsman’s Warehouse Holdings, Inc.*	1,266	7,596
Tailored Brands, Inc.(b)	1,490	4,872
Tilly’s, Inc., Class A	655	4,257
Winmark Corp.	74	14,800
Zumiez, Inc.*	595	15,785
		1,266,522
Technology Hardware, Storage & Peripherals - 0.1%
3D Systems Corp.*	3,429	31,410
AstroNova, Inc.	203	2,204
Avid Technology, Inc.*	845	6,244
Diebold Nixdorf, Inc.*	2,289	16,069
Immersion Corp.*	930	6,501
Sonim Technologies, Inc.*	298	864
Stratasys Ltd.*	1,534	24,544
		87,836
Textiles, Apparel & Luxury Goods - 0.8%
Centric Brands, Inc.*(b)	500	1,015
Crocs, Inc.*	2,057	53,832
Culp, Inc.	328	2,991
Deckers Outdoor Corp.*	838	145,644
Delta Apparel, Inc.*	185	3,656
Fossil Group, Inc.*	1,395	6,403
G-III Apparel Group Ltd.*	1,314	29,381
Kontoor Brands, Inc.(b)	1,318	44,469
Movado Group, Inc.	470	6,909
Oxford Industries, Inc.	496	29,953
Rocky Brands, Inc.	207	5,041
Steven Madden Ltd.	2,504	81,881
Superior Group of Cos., Inc.	318	3,822
Unifi, Inc.*	429	9,168
Vera Bradley, Inc.*	609	5,030
Vince Holding Corp.*(b)	92	994
Wolverine World Wide, Inc.	2,374	62,413
		492,602
Thrifts & Mortgage Finance - 1.8%
Axos Financial, Inc.*	1,724	42,945
Bridgewater Bancshares, Inc.*	667	8,337
Capitol Federal Financial, Inc.	3,937	48,051
Columbia Financial, Inc.*	1,555	24,134
ESSA Bancorp, Inc.	283	4,681
Essent Group Ltd.	2,871	125,290
Federal Agricultural Mortgage Corp., Class C	268	20,116
First Defiance Financial Corp.	1,092	26,115
Flagstar Bancorp, Inc.	1,035	32,996
FS Bancorp, Inc.	120	5,735
Greene County Bancorp, Inc.	98	2,651
Hingham Institution for Savings	40	7,318
Home Bancorp, Inc.	227	7,507

UltraPro Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
HomeStreet, Inc.	668	18,096
Kearny Financial Corp.	2,361	25,759
Luther Burbank Corp.	595	6,206
Merchants Bancorp	257	4,631
Meridian Bancorp, Inc.	1,430	23,609
Meta Financial Group, Inc.	1,052	34,558
MMA Capital Holdings, Inc.*	142	4,287
Mr Cooper Group, Inc.*	2,271	29,137
NMI Holdings, Inc., Class A*	1,943	45,350
Northfield Bancorp, Inc.	1,300	18,369
Northwest Bancshares, Inc.	2,992	41,559
OceanFirst Financial Corp.	1,630	33,317
Ocwen Financial Corp.*	4,016	5,020
OP Bancorp	393	3,478
PCSB Financial Corp.	484	8,886
PDL Community Bancorp*	249	3,498
PennyMac Financial Services, Inc.	746	26,304
Pioneer Bancorp, Inc.*	329	4,481
Provident Bancorp, Inc.*	257	2,824
Provident Financial Holdings, Inc.	175	3,456
Provident Financial Services, Inc.	1,820	36,364
Prudential Bancorp, Inc.	260	4,272
Radian Group, Inc.	6,036	128,205
Riverview Bancorp, Inc.	632	4,076
Southern Missouri Bancorp, Inc.	230	7,549
Sterling Bancorp, Inc.	493	3,451
Territorial Bancorp, Inc.	231	5,872
Timberland Bancorp, Inc.	222	5,162
TrustCo Bank Corp.	2,835	19,448
Walker & Dunlop, Inc.	825	53,501
Washington Federal, Inc.	2,360	70,776
Waterstone Financial, Inc.	705	11,724
Western New England Bancorp, Inc.	708	6,259
WSFS Financial Corp.	1,530	52,724
		1,108,084
Tobacco - 0.1%
22nd Century Group, Inc.*(b)	3,450	2,553
Pyxus International, Inc.*(b)	249	959
Turning Point Brands, Inc.(b)	246	6,433
Universal Corp.	733	36,173
Vector Group Ltd.	3,307	38,427
		84,545
Trading Companies & Distributors - 1.3%
Aircastle Ltd.	1,561	49,718
Applied Industrial Technologies, Inc.	1,143	67,426
Beacon Roofing Supply, Inc.*	2,025	60,142
BlueLinx Holdings, Inc.*(b)	268	3,149
BMC Stock Holdings, Inc.*	1,987	48,741
CAI International, Inc.*	489	12,098
DXP Enterprises, Inc.*	485	13,769
EVI Industries, Inc.*(b)	137	3,024
Foundation Building Materials, Inc.*	606	9,454
GATX Corp.	1,044	74,677
General Finance Corp.*	346	2,695
GMS, Inc.*	1,188	27,146
H&E Equipment Services, Inc.	951	22,596
Herc Holdings, Inc.*	719	26,373
Kaman Corp.	824	45,699
Lawson Products, Inc.*	124	4,960
MRC Global, Inc.*	2,345	20,402
NOW, Inc.*	3,230	28,521

Rush Enterprises, Inc., Class A	809	33,913
Rush Enterprises, Inc., Class B	137	5,742
SiteOne Landscape Supply, Inc.*	1,219	120,986
Systemax, Inc.	369	7,697
Textainer Group Holdings Ltd.*	1,570	12,953
Titan Machinery, Inc.*	564	5,702
Transcat, Inc.*	206	5,951
Triton International Ltd.	1,614	55,473
Veritiv Corp.*	386	4,647
Willis Lease Finance Corp.*	86	4,876
		778,530
Water Utilities - 0.5%
American States Water Co.	1,094	83,789
AquaVenture Holdings Ltd.*	417	11,276
Artesian Resources Corp., Class A	239	8,205
Cadiz, Inc.*(b)	394	3,451
California Water Service Group	1,433	68,727
Consolidated Water Co. Ltd.	429	6,933
Global Water Resources, Inc.	350	4,183
Middlesex Water Co.	484	28,783
Pure Cycle Corp.*	509	6,296
SJW Group	783	47,904
York Water Co. (The)	383	16,197
		285,744
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	1,297	16,433
Gogo, Inc.*(b)	1,637	5,910
Shenandoah Telecommunications Co.	1,431	63,579
Spok Holdings, Inc.	525	5,229
		91,151
TOTAL COMMON STOCKS (Cost $74,436,191)		55,082,468

	Number of Rights

RIGHTS - 0.0%(c)

Biotechnology - 0.0%(c)
Oncternal Therapeutics, Inc., CVR*(d)(e)	23	—
Spero Therapeutics, Inc., expiring 3/2/2020*(d)(e)	57	31
Tobira Therapeutics, Inc., CVR*(d)(e)	218	—
		31
Chemicals - 0.0%(c)
Schulman A, Inc., CVR*(d)(e)	1,259	658
Pharmaceuticals - 0.0%
Omthera Pharmaceuticals, Inc., CVR*(d)(e)	363	—
TOTAL RIGHTS (Cost $–)		689

Shares

SECURITIES LENDING REINVESTMENTS(f) - 1.7%

INVESTMENT COMPANIES - 1.7%
BlackRock Liquidity FedFund, Institutional Class
1.49% (Cost $1,036,995)	1,036,995	1,036,995

UltraPro Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 4.7%

REPURCHASE AGREEMENTS(g) - 4.7%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $2,832,895
(Cost $2,832,521)	2,832,521	2,832,521

Total Investments - 96.9% (Cost $78,305,707)		58,952,673
Other Assets Less Liabilities - 3.1%		1,910,837
Net Assets - 100.0%		60,863,510

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $20,705,754.
(b)

The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $1,198,236, collateralized in the form of cash with a value of $1,036,995 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $210,121 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from March 19, 2020 – November 15, 2049; a total value of $1,247,116.

(c)	Represents less than 0.05% of net assets.
(d)

Security fair valued as of February 29, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 29, 2020 amounted to $689, which represents approximately 0.00% of net assets of the Fund.

(e)	Illiquid security.
(f)	The security was purchased with cash collateral held from securities on loan at February 29, 2020. The total value of securities purchased was $1,036,995.
(g)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR                 Contingent Value Rights - No defined expiration

UltraPro Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Russell 2000 E-Mini Index	150	3/20/2020	USD	$11,081,250	$(34,970)

Swap Agreements

UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
3,221,907	12/7/2020	Bank of America NA	1.77%	Russell 2000® Index	(284,648)
8,000,774	11/6/2020	BNP Paribas SA	1.57%	Russell 2000® Index	643,506
7,075,053	1/20/2021	Citibank NA	1.72%	Russell 2000® Index	(250,478)
21,189,723	11/8/2021	Credit Suisse International	1.82%	Russell 2000® Index	(2,226,799)
459,602	12/7/2020	Goldman Sachs International	1.62%	iShares® Russell 2000 ETF	(38,165)
27,117,590	12/7/2020	Goldman Sachs International	1.82%	Russell 2000® Index	(1,814,441)
1,702,720	11/6/2020	Morgan Stanley & Co. International plc	1.57%	iShares® Russell 2000 ETF	(116,405)
16,586,215	1/6/2021	Morgan Stanley & Co. International plc	1.77%	Russell 2000® Index	(934,281)
5,976,589	1/6/2021	Societe Generale	2.12%	Russell 2000® Index	(983,582)
25,176,849	11/6/2020	UBS AG	1.67%	Russell 2000® Index	(2,709,113)
116,507,022					(8,714,406)
				Total Unrealized Appreciation	643,506
				Total Unrealized Depreciation	(9,357,912)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD        U.S. Dollar

UltraPro S&P500®

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 88.4%

Aerospace & Defense - 2.1%
Arconic, Inc.	16,794	492,904
Boeing Co. (The)	23,179	6,376,775
General Dynamics Corp.	10,163	1,622,929
Huntington Ingalls Industries, Inc.	1,775	364,816
L3Harris Technologies, Inc.	9,580	1,894,253
Lockheed Martin Corp.	10,765	3,981,651
Northrop Grumman Corp.	6,797	2,235,125
Raytheon Co.	12,070	2,275,919
Textron, Inc.	9,888	401,453
TransDigm Group, Inc.	2,163	1,206,543
United Technologies Corp.	35,171	4,592,981
		25,445,349
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	5,869	404,374
Expeditors International of Washington, Inc.	7,377	519,488
FedEx Corp.	10,410	1,469,580
United Parcel Service, Inc., Class B	30,375	2,748,634
		5,142,076
Airlines - 0.3%
Alaska Air Group, Inc.	5,340	269,456
American Airlines Group, Inc.	16,902	321,983
Delta Air Lines, Inc.	24,951	1,150,990
Southwest Airlines Co.	20,536	948,558
United Airlines Holdings, Inc.*	9,438	581,286
		3,272,273
Auto Components - 0.1%
Aptiv plc	11,068	864,522
BorgWarner, Inc.	8,950	282,820
		1,147,342
Automobiles - 0.2%
Ford Motor Co.	168,816	1,174,959
General Motors Co.	54,513	1,662,647
Harley-Davidson, Inc.	6,685	203,692
		3,041,298
Banks - 4.4%
Bank of America Corp.	350,951	10,002,103
Citigroup, Inc.	94,645	6,006,172
Citizens Financial Group, Inc.	18,846	597,230
Comerica, Inc.	6,251	329,053
Fifth Third Bancorp	30,763	750,617
First Republic Bank	7,313	735,468
Huntington Bancshares, Inc.	44,789	549,561
JPMorgan Chase & Co.	135,970	15,787,477
KeyCorp	42,704	698,210
M&T Bank Corp.	5,723	803,395
People's United Financial, Inc.	19,251	269,321
PNC Financial Services Group, Inc. (The)	18,997	2,401,221
Regions Financial Corp.	41,819	565,393
SVB Financial Group*	2,238	465,862
Truist Financial Corp.	58,135	2,682,349
US Bancorp	61,618	2,861,540
Wells Fargo & Co.	166,843	6,815,536
Zions Bancorp NA	7,385	295,031
		52,615,539
Beverages - 1.7%
Brown-Forman Corp., Class B	7,893	484,709
Coca-Cola Co. (The)	167,158	8,941,281

Constellation Brands, Inc., Class A	7,266	1,252,513
Molson Coors Beverage Co., Class B	8,139	403,776
Monster Beverage Corp.*	16,553	1,033,073
PepsiCo, Inc.	60,452	7,981,478
		20,096,830
Biotechnology - 1.9%
AbbVie, Inc.	64,116	5,495,382
Alexion Pharmaceuticals, Inc.*	9,601	902,782
Amgen, Inc.	25,757	5,144,446
Biogen, Inc.*	7,819	2,411,301
Gilead Sciences, Inc.	54,851	3,804,465
Incyte Corp.*	7,745	584,051
Regeneron Pharmaceuticals, Inc.*	3,460	1,538,212
Vertex Pharmaceuticals, Inc.*	11,151	2,498,159
		22,378,798
Building Products - 0.2%
Allegion plc	4,033	463,755
AO Smith Corp.	5,935	234,729
Fortune Brands Home & Security, Inc.	6,036	372,723
Johnson Controls International plc	33,438	1,222,827
Masco Corp.	12,321	509,104
		2,803,138
Capital Markets - 2.4%
Ameriprise Financial, Inc.	5,495	776,443
Bank of New York Mellon Corp. (The)	36,372	1,451,243
BlackRock, Inc.	5,116	2,368,759
Cboe Global Markets, Inc.	4,812	548,568
Charles Schwab Corp. (The)	49,557	2,019,448
CME Group, Inc.	15,537	3,089,066
E*TRADE Financial Corp.	9,797	448,507
Franklin Resources, Inc.	12,091	263,100
Goldman Sachs Group, Inc. (The)	13,812	2,773,035
Intercontinental Exchange, Inc.	24,135	2,153,325
Invesco Ltd.	16,135	232,344
MarketAxess Holdings, Inc.	1,642	532,550
Moody's Corp.	7,034	1,688,371
Morgan Stanley	53,333	2,401,585
MSCI, Inc.	3,677	1,086,333
Nasdaq, Inc.	4,972	509,879
Northern Trust Corp.	9,185	806,076
Raymond James Financial, Inc.	5,353	447,671
S&P Global, Inc.	10,587	2,815,189
State Street Corp.	15,761	1,073,482
T. Rowe Price Group, Inc.	10,134	1,195,913
		28,680,887
Chemicals - 1.6%
Air Products & Chemicals, Inc.	9,554	2,098,154
Albemarle Corp.	4,592	375,855
Celanese Corp.	5,237	490,916
CF Industries Holdings, Inc.	9,430	347,590
Corteva, Inc.	32,438	882,313
Dow, Inc.	32,136	1,298,616
DuPont de Nemours, Inc.	32,110	1,377,519
Eastman Chemical Co.	5,900	362,909
Ecolab, Inc.	10,877	1,962,755
FMC Corp.	5,618	523,036
International Flavors & Fragrances, Inc.(b)	4,626	554,102
Linde plc	23,285	4,447,668

UltraPro S&P500®

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
LyondellBasell Industries NV, Class A	11,129	795,278
Mosaic Co. (The)	15,162	258,209
PPG Industries, Inc.	10,244	1,069,986
Sherwin-Williams Co. (The)	3,560	1,839,630
		18,684,536
Commercial Services & Supplies - 0.4%
Cintas Corp.	3,636	969,867
Copart, Inc.*	8,870	749,337
Republic Services, Inc.	9,127	823,803
Rollins, Inc.	6,107	228,646
Waste Management, Inc.	16,921	1,875,016
		4,646,669
Communications Equipment - 0.8%
Arista Networks, Inc.*	2,345	452,866
Cisco Systems, Inc.	183,912	7,343,606
F5 Networks, Inc.*	2,637	316,308
Juniper Networks, Inc.	14,502	307,733
Motorola Solutions, Inc.	7,425	1,230,174
		9,650,687
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	5,878	542,775
Quanta Services, Inc.	6,170	235,262
		778,037
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,703	615,014
Vulcan Materials Co.	5,742	690,533
		1,305,547
Consumer Finance - 0.5%
American Express Co.	29,093	3,198,194
Capital One Financial Corp.	20,195	1,782,411
Discover Financial Services	13,587	891,035
Synchrony Financial	25,771	749,936
		6,621,576
Containers & Packaging - 0.3%
Amcor plc	70,240	654,637
Avery Dennison Corp.	3,620	414,454
Ball Corp.	14,176	998,841
International Paper Co.	16,992	628,024
Packaging Corp. of America	4,114	372,811
Sealed Air Corp.	6,692	202,834
Westrock Co.	11,184	371,868
		3,643,469
Distributors - 0.1%
Genuine Parts Co.	6,292	548,914
LKQ Corp.*	13,288	393,059
		941,973
Diversified Consumer Services - 0.0%(c)
H&R Block, Inc.	8,462	174,910

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B*	84,783	17,494,124

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	316,674	11,153,258
CenturyLink, Inc.	42,537	513,422
Verizon Communications, Inc.	179,282	9,709,913
		21,376,593
Electric Utilities - 1.9%
Alliant Energy Corp.	10,423	543,247
American Electric Power Co., Inc.	21,413	1,911,324
Duke Energy Corp.	31,608	2,898,454
Edison International	15,553	1,045,006
Entergy Corp.	8,632	1,009,167
Evergy, Inc.	9,874	645,266
Eversource Energy	14,041	1,213,985
Exelon Corp.	42,141	1,816,698
FirstEnergy Corp.	23,418	1,042,803
NextEra Energy, Inc.	21,193	5,356,743
Pinnacle West Capital Corp.	4,869	435,727
PPL Corp.	31,341	940,543
Southern Co. (The)	45,460	2,743,966
Xcel Energy, Inc.	22,728	1,416,409
		23,019,338
Electrical Equipment - 0.4%
AMETEK, Inc.	9,903	851,658
Eaton Corp. plc	17,925	1,626,156
Emerson Electric Co.	26,402	1,692,632
Rockwell Automation, Inc.	5,009	919,152
		5,089,598
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	12,857	1,178,730
CDW Corp.	6,233	711,933
Corning, Inc.	33,342	795,540
FLIR Systems, Inc.	5,817	247,048
IPG Photonics Corp.*	1,544	197,076
Keysight Technologies, Inc.*	8,131	770,494
TE Connectivity Ltd.	14,492	1,200,952
Zebra Technologies Corp., Class A*	2,331	491,771
		5,593,544
Energy Equipment & Services - 0.3%
Baker Hughes Co.	28,170	453,255
Halliburton Co.	38,058	645,464
Helmerich & Payne, Inc.	4,704	173,531
National Oilwell Varco, Inc.	16,724	312,906
Schlumberger Ltd.	60,016	1,625,833
TechnipFMC plc	18,219	270,370
		3,481,359
Entertainment - 1.7%
Activision Blizzard, Inc.	33,305	1,936,020
Electronic Arts, Inc.*	12,659	1,283,243
Live Nation Entertainment, Inc.*	6,112	371,426
Netflix, Inc.*	19,003	7,012,677
Take-Two Interactive Software, Inc.*	4,905	527,190
Walt Disney Co. (The)	78,125	9,191,406
		20,321,962
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	5,317	807,546
American Tower Corp.	19,201	4,354,787
Apartment Investment & Management Co., Class A	6,457	308,903
AvalonBay Communities, Inc.	6,056	1,214,773
Boston Properties, Inc.	6,235	803,941
Crown Castle International Corp.	18,031	2,583,662
Digital Realty Trust, Inc.(b)	9,050	1,086,995
Duke Realty Corp.	15,931	517,279
Equinix, Inc.	3,703	2,121,078
Equity Residential	15,127	1,136,038
Essex Property Trust, Inc.	2,867	812,393
Extra Space Storage, Inc.	5,613	563,321
Federal Realty Investment Trust	3,037	353,325
Healthpeak Properties, Inc.	21,455	678,836
Host Hotels & Resorts, Inc.	31,092	450,212

UltraPro S&P500®

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Iron Mountain, Inc.	12,448	378,544
Kimco Realty Corp.	18,307	317,626
Mid-America Apartment Communities, Inc.	4,946	639,320
Prologis, Inc.	31,995	2,696,539
Public Storage	6,519	1,363,253
Realty Income Corp.	14,124	1,022,436
Regency Centers Corp.	7,269	417,531
SBA Communications Corp.	4,878	1,293,109
Simon Property Group, Inc.	13,300	1,636,964
SL Green Realty Corp.	3,531	276,972
UDR, Inc.	12,697	571,111
Ventas, Inc.	16,160	868,923
Vornado Realty Trust	6,870	368,095
Welltower, Inc.	17,595	1,316,458
Weyerhaeuser Co.	32,309	839,388
		31,799,358
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	19,153	5,384,674
Kroger Co. (The)	34,769	978,052
Sysco Corp.	22,114	1,473,898
Walgreens Boots Alliance, Inc.	32,500	1,487,200
Walmart, Inc.	61,497	6,621,997
		15,945,821
Food Products - 1.0%
Archer-Daniels-Midland Co.	24,128	908,419
Campbell Soup Co.	7,332	330,820
Conagra Brands, Inc.	21,099	563,132
General Mills, Inc.	26,205	1,284,045
Hershey Co. (The)	6,431	926,000
Hormel Foods Corp.	12,051	501,322
JM Smucker Co. (The)	4,946	509,388
Kellogg Co.	10,796	652,834
Kraft Heinz Co. (The)	26,990	668,542
Lamb Weston Holdings, Inc.	6,328	549,840
McCormick & Co., Inc. (Non-Voting)	5,360	783,578
Mondelez International, Inc., Class A	62,416	3,295,565
Tyson Foods, Inc., Class A	12,796	867,953
		11,841,438
Gas Utilities - 0.0%(c)
Atmos Energy Corp.	5,180	534,835

Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	76,621	5,902,116
ABIOMED, Inc.*	1,965	295,261
Align Technology, Inc.*	3,103	677,540
Baxter International, Inc.	22,130	1,847,191
Becton Dickinson and Co.	11,717	2,786,537
Boston Scientific Corp.*	60,424	2,259,253
Cooper Cos., Inc. (The)	2,153	698,799
Danaher Corp.	27,706	4,005,733
DENTSPLY SIRONA, Inc.	9,645	474,920
Edwards Lifesciences Corp.*	9,042	1,852,163
Hologic, Inc.*	11,622	547,629
IDEXX Laboratories, Inc.*	3,726	948,304
Intuitive Surgical, Inc.*	5,010	2,675,140
Medtronic plc	58,105	5,849,430
ResMed, Inc.	6,235	991,116
STERIS plc	3,680	583,722
Stryker Corp.	13,958	2,660,255
Teleflex, Inc.	2,002	670,710

Varian Medical Systems, Inc.*	3,939	484,379
Zimmer Biomet Holdings, Inc.	8,918	1,214,186
		37,424,384
Health Care Providers & Services - 2.4%
AmerisourceBergen Corp.	6,524	550,104
Anthem, Inc.	10,989	2,825,162
Cardinal Health, Inc.	12,683	661,038
Centene Corp.*	25,305	1,341,671
Cigna Corp.	16,191	2,961,981
CVS Health Corp.	56,403	3,337,929
DaVita, Inc.*	3,885	301,554
HCA Healthcare, Inc.	11,468	1,456,551
Henry Schein, Inc.*	6,360	387,578
Humana, Inc.	5,744	1,836,242
Laboratory Corp. of America Holdings*	4,204	738,601
McKesson Corp.	7,808	1,092,027
Quest Diagnostics, Inc.	5,843	619,709
UnitedHealth Group, Inc.	41,071	10,471,462
Universal Health Services, Inc., Class B	3,481	430,739
		29,012,348
Health Care Technology - 0.1%
Cerner Corp.	13,617	943,250

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	17,357	580,765
Chipotle Mexican Grill, Inc.*	1,107	856,353
Darden Restaurants, Inc.	5,317	518,408
Hilton Worldwide Holdings, Inc.	12,234	1,189,145
Las Vegas Sands Corp.	14,649	854,183
Marriott International, Inc., Class A	11,759	1,458,116
McDonald's Corp.	32,654	6,340,427
MGM Resorts International	22,332	548,474
Norwegian Cruise Line Holdings Ltd.*	9,222	343,612
Royal Caribbean Cruises Ltd.	7,448	598,894
Starbucks Corp.	51,201	4,015,694
Wynn Resorts Ltd.	4,181	451,464
Yum! Brands, Inc.	13,109	1,169,978
		18,925,513
Household Durables - 0.3%
DR Horton, Inc.	14,530	774,013
Garmin Ltd.	6,255	552,879
Leggett & Platt, Inc.	5,706	226,300
Lennar Corp., Class A	12,130	731,924
Mohawk Industries, Inc.*	2,583	312,931
Newell Brands, Inc.	16,522	254,935
NVR, Inc.*	161	590,416
PulteGroup, Inc.	11,042	443,888
Whirlpool Corp.	2,736	349,825
		4,237,111
Household Products - 1.5%
Church & Dwight Co., Inc.	10,634	739,276
Clorox Co. (The)	5,442	867,564
Colgate-Palmolive Co.	37,151	2,510,293
Kimberly-Clark Corp.	14,858	1,949,221
Procter & Gamble Co. (The)	108,133	12,243,899
		18,310,253
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	28,771	481,339
NRG Energy, Inc.	10,906	362,188
		843,527

UltraPro S&P500®

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Industrial Conglomerates - 1.2%
3M Co.	24,925	3,719,807
General Electric Co.	378,608	4,119,255
Honeywell International, Inc.	30,972	5,022,729
Roper Technologies, Inc.	4,510	1,586,167
		14,447,958
Insurance - 2.0%
Aflac, Inc.	31,820	1,363,487
Allstate Corp. (The)	14,050	1,478,762
American International Group, Inc.	37,718	1,590,191
Aon plc	10,153	2,111,824
Arthur J Gallagher & Co.	8,082	787,914
Assurant, Inc.	2,630	317,152
Chubb Ltd.	19,647	2,849,404
Cincinnati Financial Corp.	6,587	614,172
Everest Re Group Ltd.	1,769	438,500
Globe Life, Inc.	4,320	400,291
Hartford Financial Services Group, Inc. (The)	15,625	780,469
Lincoln National Corp.	8,596	390,172
Loews Corp.	11,089	505,991
Marsh & McLennan Cos., Inc.	21,881	2,287,877
MetLife, Inc.	33,888	1,447,695
Principal Financial Group, Inc.	11,199	497,124
Progressive Corp. (The)	25,343	1,854,094
Prudential Financial, Inc.	17,424	1,314,641
Travelers Cos., Inc. (The)	11,194	1,341,153
Unum Group	8,939	208,368
Willis Towers Watson plc	5,570	1,054,123
WR Berkley Corp.	6,284	421,908
		24,055,312
Interactive Media & Services - 4.7%
Alphabet, Inc., Class A*	12,989	17,395,519
Alphabet, Inc., Class C*	12,955	17,351,020
Facebook, Inc., Class A*	104,321	20,078,663
Twitter, Inc.*	33,656	1,117,379
		55,942,581
Internet & Direct Marketing Retail - 3.2%
Amazon.com, Inc.*	18,052	34,005,455
Booking Holdings, Inc.*	1,813	3,074,232
eBay, Inc.	33,145	1,148,143
Expedia Group, Inc.	6,060	597,637
		38,825,467
IT Services - 5.0%
Accenture plc, Class A	27,532	4,972,004
Akamai Technologies, Inc.*	6,999	605,484
Alliance Data Systems Corp.	1,779	152,781
Automatic Data Processing, Inc.	18,764	2,903,541
Broadridge Financial Solutions, Inc.	4,967	518,356
Cognizant Technology Solutions Corp., Class A	23,741	1,446,539
DXC Technology Co.	11,097	267,549
Fidelity National Information Services, Inc.	26,637	3,721,722
Fiserv, Inc.*	24,768	2,708,628
FleetCor Technologies, Inc.*	3,762	999,902
Gartner, Inc.*	3,874	501,257
Global Payments, Inc.	13,036	2,398,233
International Business Machines Corp.	38,396	4,997,239
Jack Henry & Associates, Inc.	3,341	506,963
Leidos Holdings, Inc.	5,769	592,188

Mastercard, Inc., Class A	38,484	11,169,981
Paychex, Inc.	13,808	1,069,844
PayPal Holdings, Inc.*	50,919	5,498,743
VeriSign, Inc.*	4,475	849,131
Visa, Inc., Class A	74,206	13,487,683
Western Union Co. (The)	18,173	406,893
		59,774,661
Leisure Products - 0.0%(c)
Hasbro, Inc.	5,519	426,343

Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	13,410	1,033,509
Illumina, Inc.*	6,371	1,692,583
IQVIA Holdings, Inc.*	7,820	1,090,812
Mettler-Toledo International, Inc.*	1,056	740,995
PerkinElmer, Inc.	4,824	416,986
Thermo Fisher Scientific, Inc.	17,377	5,053,232
Waters Corp.*	2,793	544,328
		10,572,445
Machinery - 1.4%
Caterpillar, Inc.	23,958	2,976,542
Cummins, Inc.	6,635	1,003,809
Deere & Co.	13,653	2,136,421
Dover Corp.	6,291	646,337
Flowserve Corp.	5,672	227,958
Fortive Corp.	12,811	886,009
IDEX Corp.	3,300	488,400
Illinois Tool Works, Inc.	12,682	2,127,786
Ingersoll-Rand plc	10,390	1,340,725
PACCAR, Inc.	14,993	1,003,032
Parker-Hannifin Corp.	5,565	1,028,245
Pentair plc	7,293	287,271
Snap-on, Inc.	2,372	343,347
Stanley Black & Decker, Inc.	6,591	947,127
Westinghouse Air Brake Technologies Corp.	7,894	542,318
Xylem, Inc.	7,802	603,407
		16,588,734
Media - 1.2%
Charter Communications, Inc., Class A*	6,799	3,353,063
Comcast Corp., Class A	196,799	7,956,584
Discovery, Inc., Class A*	6,856	176,199
Discovery, Inc., Class C*	14,518	364,402
DISH Network Corp., Class A*	11,099	372,038
Fox Corp., Class A	15,366	472,351
Fox Corp., Class B	7,034	214,185
Interpublic Group of Cos., Inc. (The)	16,812	359,104
News Corp., Class A	16,851	203,476
News Corp., Class B	5,279	65,671
Omnicom Group, Inc.	9,443	654,211
ViacomCBS, Inc.	23,422	576,415
		14,767,699
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	62,899	626,474
Newmont Corp.	35,542	1,586,239
Nucor Corp.	13,145	543,546
		2,756,259
Multiline Retail - 0.4%
Dollar General Corp.	11,037	1,658,861
Dollar Tree, Inc.*	10,253	851,310
Kohl's Corp.	6,789	265,789

UltraPro S&P500®

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Macy's, Inc.	13,400	177,282
Nordstrom, Inc.	4,642	161,078
Target Corp.	21,976	2,263,528
		5,377,848
Multi-Utilities - 1.0%
Ameren Corp.	10,664	842,456
CenterPoint Energy, Inc.	21,769	501,122
CMS Energy Corp.	12,310	743,770
Consolidated Edison, Inc.	14,418	1,136,427
Dominion Energy, Inc.	35,682	2,789,619
DTE Energy Co.	8,331	930,323
NiSource, Inc.	16,197	437,643
Public Service Enterprise Group, Inc.	21,935	1,125,485
Sempra Energy	12,219	1,707,972
WEC Energy Group, Inc.	13,678	1,262,889
		11,477,706
Oil, Gas & Consumable Fuels - 2.9%
Apache Corp.	16,295	406,071
Cabot Oil & Gas Corp.	17,687	246,380
Chevron Corp.	81,975	7,651,547
Cimarex Energy Co.	4,417	145,982
Concho Resources, Inc.	8,718	592,998
ConocoPhillips	47,574	2,303,533
Devon Energy Corp.	16,779	272,491
Diamondback Energy, Inc.	6,978	432,636
EOG Resources, Inc.	25,212	1,594,911
Exxon Mobil Corp.	183,425	9,435,382
Hess Corp.	11,233	631,070
HollyFrontier Corp.	6,438	216,832
Kinder Morgan, Inc.	84,442	1,618,753
Marathon Oil Corp.	34,682	287,167
Marathon Petroleum Corp.	28,145	1,334,636
Noble Energy, Inc.	20,738	328,283
Occidental Petroleum Corp.	38,728	1,267,955
ONEOK, Inc.	17,911	1,195,022
Phillips 66	19,261	1,441,878
Pioneer Natural Resources Co.	7,184	882,052
Valero Energy Corp.	17,798	1,179,117
Williams Cos., Inc. (The)	52,545	1,000,982
		34,465,678
Personal Products - 0.2%
Coty, Inc., Class A	12,815	118,282
Estee Lauder Cos., Inc. (The), Class A	9,648	1,771,373
		1,889,655
Pharmaceuticals - 4.0%
Allergan plc	14,228	2,712,853
Bristol-Myers Squibb Co.	101,626	6,002,032
Eli Lilly & Co.	36,632	4,620,394
Johnson & Johnson	114,097	15,343,765
Merck & Co., Inc.	110,304	8,444,874
Mylan NV*	22,370	384,540
Perrigo Co. plc	5,894	298,767
Pfizer, Inc.	239,913	8,017,892
Zoetis, Inc.	20,645	2,750,533
		48,575,650
Professional Services - 0.3%
Equifax, Inc.	5,246	745,142
IHS Markit Ltd.	17,377	1,237,938
Nielsen Holdings plc	15,425	280,889
Robert Half International, Inc.	5,098	256,990

Verisk Analytics, Inc.	7,103	1,101,746
		3,622,705
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	14,503	814,198

Road & Rail - 0.9%
CSX Corp.	33,713	2,375,081
JB Hunt Transport Services, Inc.	3,702	357,021
Kansas City Southern	4,296	647,321
Norfolk Southern Corp.	11,303	2,061,102
Old Dominion Freight Line, Inc.	2,766	536,051
Union Pacific Corp.	30,095	4,809,482
		10,786,058
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc.*	50,695	2,305,609
Analog Devices, Inc.	15,962	1,740,656
Applied Materials, Inc.	40,043	2,327,299
Broadcom, Inc.	17,198	4,688,519
Intel Corp.	188,572	10,469,517
KLA Corp.	6,843	1,051,838
Lam Research Corp.	6,283	1,843,621
Maxim Integrated Products, Inc.	11,724	652,089
Microchip Technology, Inc.	10,361	939,846
Micron Technology, Inc.*	47,993	2,522,512
NVIDIA Corp.	26,533	7,165,767
Qorvo, Inc.*	5,035	506,420
QUALCOMM, Inc.	49,502	3,876,007
Skyworks Solutions, Inc.	7,380	739,328
Texas Instruments, Inc.	40,529	4,625,980
Xilinx, Inc.	10,908	910,709
		46,365,717
Software - 7.0%
Adobe, Inc.*	20,981	7,240,963
ANSYS, Inc.*	3,717	900,220
Autodesk, Inc.*	9,537	1,820,423
Cadence Design Systems, Inc.*	12,163	804,461
Citrix Systems, Inc.	5,308	548,794
Fortinet, Inc.*	6,155	628,179
Intuit, Inc.	11,282	2,999,320
Microsoft Corp.	330,717	53,579,461
NortonLifeLock, Inc.	24,848	472,857
Oracle Corp.	93,912	4,644,888
Paycom Software, Inc.*	2,128	601,479
salesforce.com, Inc.*	38,448	6,551,539
ServiceNow, Inc.*	8,173	2,665,134
Synopsys, Inc.*	6,524	899,855
		84,357,573
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	3,003	399,339
AutoZone, Inc.*	1,032	1,065,550
Best Buy Co., Inc.	9,870	746,666
CarMax, Inc.*	7,129	622,433
Gap, Inc. (The)	9,223	132,166
Home Depot, Inc. (The)	47,291	10,301,871
L Brands, Inc.	10,073	218,181
Lowe's Cos., Inc.	33,228	3,541,108
O'Reilly Automotive, Inc.*	3,282	1,210,139
Ross Stores, Inc.	15,675	1,705,127
Tiffany & Co.	4,680	625,201
TJX Cos., Inc. (The)	52,571	3,143,746
Tractor Supply Co.	5,137	454,676
Ulta Beauty, Inc.*	2,480	637,583
		24,803,786

UltraPro S&P500®

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	181,058	49,494,015
Hewlett Packard Enterprise Co.	56,097	717,481
HP, Inc.	64,238	1,335,508
NetApp, Inc.	9,888	461,967
Seagate Technology plc	10,024	480,651
Western Digital Corp.	12,899	716,668
Xerox Holdings Corp.	8,056	259,403
		53,465,693
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd.*	6,574	169,741
Hanesbrands, Inc.	15,681	207,616
NIKE, Inc., Class B	54,021	4,828,397
PVH Corp.	3,213	238,115
Ralph Lauren Corp.	2,159	227,796
Tapestry, Inc.	11,970	280,697
Under Armour, Inc., Class A*	8,155	115,720
Under Armour, Inc., Class C*	8,432	105,231
VF Corp.	14,190	1,021,680
		7,194,993
Tobacco - 0.7%
Altria Group, Inc.	80,980	3,269,163
Philip Morris International, Inc.	67,445	5,521,722
		8,790,885
Trading Companies & Distributors - 0.1%
Fastenal Co.	24,858	850,641
United Rentals, Inc.*	3,260	431,885
WW Grainger, Inc.	1,894	525,660
		1,808,186
Water Utilities - 0.1%
American Water Works Co., Inc.	7,834	968,752

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.*	13,726	1,237,536

TOTAL COMMON STOCKS (Cost $1,180,829,772)		1,061,425,368

SECURITIES LENDING REINVESTMENTS(d) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class
1.49% (Cost $1,109,553)	1,109,553	1,109,553

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 11.2%

REPURCHASE AGREEMENTS(e) - 11.2%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $134,198,636
(Cost $134,180,937)	134,180,937	134,180,937

Total Investments - 99.7% (Cost $1,316,120,262)		1,196,715,858
Other Assets Less Liabilities - 0.3%		3,235,139
Net Assets - 100.0%		1,199,950,997

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $551,814,925.
(b)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $1,060,319, collateralized in the form of cash with a value of $1,109,553 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at February 29, 2020. The total value of securities purchased was $1,109,553.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraPro S&P500®

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P 500 E-Mini Index	885	3/20/2020	USD	$131,145,938	$(654,902)

Swap Agreements

UltraPro S&P500® had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
16,495,150	12/7/2020	Bank of America NA	1.97%	SPDR® S&P 500® ETF Trust	(630,172)
326,460,273	12/7/2020	Bank of America NA	1.87%	S&P 500®	(13,004,570)
403,936,409	11/8/2021	BNP Paribas SA	2.22%	S&P 500®	(26,740,078)
48,520,109	11/6/2020	Citibank NA	2.07%	S&P 500®	(25,498,968)
401,339,650	11/8/2021	Credit Suisse International	1.92%	S&P 500®	(24,138,472)
12,370,861	12/7/2020	Goldman Sachs International	2.02%	SPDR® S&P 500® ETF Trust	(473,541)
389,475,502	12/7/2020	Goldman Sachs International	2.12%	S&P 500®	(14,162,305)
5,618,572	1/6/2021	Morgan Stanley & Co. International plc	2.07%	SPDR® S&P 500® ETF Trust	(216,516)
22,676,593	11/8/2021	Morgan Stanley & Co. International plc	2.17%	S&P 500®	(1,239,896)
541,272,188	1/6/2021	Societe Generale	2.17%	S&P 500®	(29,636,756)
237,646,319	11/8/2021	UBS AG	2.17%	S&P 500®	6,853,838
2,405,811,626					(128,887,436)
				Total Unrealized Appreciation	6,853,838
				Total Unrealized Depreciation	(135,741,274)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short 20+ Year Treasury

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 148.8%

REPURCHASE AGREEMENTS(a) - 123.8%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $28,385,063
(Cost $28,381,320)	28,381,320	28,381,320

U.S. TREASURY OBLIGATIONS(b) - 25.0%
U.S. Treasury Bills
1.77%, 3/26/2020(c)	850,000	849,221
1.53%, 4/9/2020(c)	1,564,000	1,561,704
1.75%, 4/23/2020(c)	850,000	848,340
1.81%, 5/21/2020(c)	827,000	824,673
1.80%, 6/18/2020(c)	827,000	823,930
1.80%, 7/16/2020(c)	827,000	823,380
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,725,874)		5,731,248

TOTAL SHORT-TERM INVESTMENTS (Cost $34,107,194)		34,112,568

Total Investments - 148.8% (Cost $34,107,194)		34,112,568
Liabilities in excess of other assets - (48.8%)		(11,191,153)
Net Assets - 100.0%		22,921,415

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,730,815.
(c)	The rate shown was the current yield as of February 29, 2020.

UltraPro Short 20+ Year Treasury

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Futures Contracts Sold

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	3	6/19/2020	USD	$510,750	$(9,618)

Swap Agreements

UltraPro Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(9,562,383)	11/6/2021	Bank of America NA	(1.38)%	ICE U.S. Treasury 20+ Year Bond Index	(1,038,264)
(24,671,948)	11/8/2021	Citibank NA	(1.32)%	ICE U.S. Treasury 20+ Year Bond Index	(4,795,499)
(6,719,495)	11/6/2020	Goldman Sachs International	(1.32)%	ICE U.S. Treasury 20+ Year Bond Index	(1,051,431)
(27,075,830)	3/6/2020	Societe Generale	(1.35)%	ICE U.S. Treasury 20+ Year Bond Index	(16,756,099)
(68,029,656)					(23,641,293)
				Total Unrealized Depreciation	(23,641,293)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short Communication Services Select Sector

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 95.9%

REPURCHASE AGREEMENTS(a) - 95.9%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $556,986
(Cost $556,912)	556,912	556,912

Total Investments - 95.9% (Cost $556,912)		556,912
Other Assets Less Liabilities - 4.1%		23,988
Net Assets - 100.0%		580,900

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraPro Short Communication Services Select Sector had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(530,443)	12/7/2020	Goldman Sachs International	(1.72)%	Communication Services Select Sector Index(3)	(160,938)
(439,335)	11/8/2021	Societe Generale	(1.72)%	Communication Services Select Sector Index(3)	10,055
(775,610)	12/7/2020	UBS AG	(1.42)%	Communication Services Select Sector Index(3)	(71,113)
(1,745,388)					(221,996)
				Total Unrealized Appreciation	10,055
				Total Unrealized Depreciation	(232,051)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
(3)	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares UltraPro Communication Services Select Sector for the components of the underlying reference instrument and their relative weightings.

UltraPro Short Dow30SM

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 93.2%

REPURCHASE AGREEMENTS(a) - 24.6%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $73,155,731 (Cost $73,146,083)	73,146,083	73,146,083

U.S. TREASURY OBLIGATIONS(b) - 68.6%
U.S. Treasury Bills
1.53%, 3/5/2020(c)	19,000,000	18,997,681
1.51%, 3/10/2020(c)	22,000,000	21,992,960
1.55%, 3/12/2020(c)	12,000,000	11,995,050
1.50%, 3/19/2020(c)	12,000,000	11,991,882
1.73%, 3/26/2020(c)	16,000,000	15,985,373
1.53%, 4/2/2020(c)	8,000,000	7,990,371
1.53%, 4/9/2020(c)	23,000,000	22,966,436
1.54%, 4/16/2020(c)	5,000,000	4,991,569
1.97%, 4/23/2020(c)	8,000,000	7,984,513
1.48%, 4/30/2020(c)	6,000,000	5,986,882
1.44%, 5/7/2020(c)	21,000,000	20,950,422
1.85%, 5/21/2020(c)	9,000,000	8,974,725
1.52%, 6/4/2020(c)	23,000,000	22,925,294
1.52%, 6/18/2020(c)	4,000,000	3,985,240
1.31%, 7/9/2020(c)	8,000,000	7,966,030
1.51%, 7/16/2020(c)	4,000,000	3,982,811
1.51%, 8/13/2020(c)	4,000,000	3,980,092
TOTAL U.S. TREASURY OBLIGATIONS (Cost $203,567,490)		203,647,331

TOTAL SHORT-TERM INVESTMENTS (Cost $276,713,573)		276,793,414

Total Investments - 93.2% (Cost $276,713,573)		276,793,414
Other Assets Less Liabilities - 6.8%		20,050,229
Net Assets - 100.0%		296,843,643

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $16,020,040.
(c)	The rate shown was the current yield as of February 29, 2020.

UltraPro Short Dow30SM

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	112	3/20/2020	USD	$14,246,400	$2,120,777

Swap Agreements

UltraPro Short Dow30SM had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(134,041,031)	11/6/2020	Bank of America NA	(1.78)%	Dow Jones Industrial AverageSM	3,323,114
(29,576,495)	11/6/2020	BNP Paribas SA	(1.92)%	Dow Jones Industrial AverageSM	3,499,162
(69,850,331)	1/20/2021	Citibank NA	(1.89)%	Dow Jones Industrial AverageSM	6,286,324
(18,498,014)	11/8/2021	Credit Suisse International	(1.67)%	Dow Jones Industrial AverageSM	1,796,262
(1,579,071)	12/7/2020	Goldman Sachs International	(1.62)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	120,658
(177,866)	12/7/2020	Goldman Sachs International	(1.77)%	Dow Jones Industrial AverageSM	39,708
(100,366,972)	1/6/2021	Morgan Stanley & Co. International plc	(1.77)%	Dow Jones Industrial AverageSM	7,697,627
(515,657,552)	3/8/2021	Societe Generale	(2.22)%	Dow Jones Industrial AverageSM	32,091,641
(6,675,776)	11/6/2020	UBS AG	(1.87)%	Dow Jones Industrial AverageSM	(3,204,074)
(876,423,108)					51,650,422
				Total Unrealized Appreciation	54,854,496
				Total Unrealized Depreciation	(3,204,074)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short Financial Select

Sector Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 74.9%

REPURCHASE AGREEMENTS(a) - 74.9%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $1,840,658 (Cost $1,840,415)	1,840,415	1,840,415

Total Investments - 74.9% (Cost $1,840,415)		1,840,415
Other Assets Less Liabilities - 25.1%		615,322
Net Assets - 100.0%		2,455,737

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraPro Short Financial Select Sector had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(22,830)	12/7/2020	Bank of America NA	(1.47)%	S&P Financial Select Sector Index(3)	2,543
(2,088,075)	1/6/2021	Morgan Stanley & Co. International plc	(1.87)%	S&P Financial Select Sector Index(3)	236,040
(3,076,050)	11/6/2020	Societe Generale	(1.72)%	S&P Financial Select Sector Index(3)	(201,659)
(2,188,036)	11/8/2021	UBS AG	(1.42)%	S&P Financial Select Sector Index(3)	170,783
(7,374,991)					207,707
				Total Unrealized Appreciation	409,366
				Total Unrealized Depreciation	(201,659)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
(3)	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares UltraPro Financial Select Sector for the components of the underlying reference instrument and their relative weightings.

UltraPro Short MidCap400

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 66.7%

REPURCHASE AGREEMENTS(a) - 66.7%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $2,743,844 (Cost $2,743,482)	2,743,482	2,743,482

Total Investments - 66.7% (Cost $2,743,482)		2,743,482
Other Assets Less Liabilities - 33.3%		1,367,756
Net Assets - 100.0%		4,111,238

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraPro Short MidCap400

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	2	3/20/2020	USD	$362,840	$50,473

Swap Agreements

UltraPro Short MidCap400 had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,920,885)	12/7/2020	Bank of America NA	(1.77)%	S&P MidCap 400®	155,237
(206,645)	11/6/2020	BNP Paribas SA	(1.77)%	S&P MidCap 400®	10,673
(1,070,260)	11/6/2020	Citibank NA	(1.77)%	S&P MidCap 400®	80,794
(375,498)	11/8/2021	Credit Suisse International	(1.62)%	S&P MidCap 400®	34,853
(33,019)	12/7/2020	Goldman Sachs International	(1.32)%	SPDR® S&P MidCap 400® ETF Trust	3,167
(2,397,849)	11/6/2020	Morgan Stanley & Co. International plc	(1.57)%	S&P MidCap 400®	(192,089)
(5,967,900)	11/6/2020	Societe Generale	(1.87)%	S&P MidCap 400®	(727,175)
(11,972,056)					(634,540)
				Total Unrealized Appreciation	284,724
				Total Unrealized Depreciation	(919,264)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short Nasdaq Biotechnology

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 64.9%

REPURCHASE AGREEMENTS(a) - 64.9%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $2,357,322 (Cost $2,357,011)	2,357,011	2,357,011

Total Investments - 64.9% (Cost $2,357,011)		2,357,011
Other Assets Less Liabilities - 35.1%		1,277,146
Net Assets - 100.0%		3,634,157

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraPro Short Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(1,682,320)	12/7/2020	Bank of America NA	(1.37)%	NASDAQ Biotechnology Index®	(102,005)
(2,409,301)	12/7/2020	Goldman Sachs International	(1.12)%	NASDAQ Biotechnology Index®	(147,545)
(4,764,824)	1/6/2021	Societe Generale	(1.77)%	NASDAQ Biotechnology Index®	(113,421)
(2,047,189)	11/8/2021	UBS AG	(0.67)%	NASDAQ Biotechnology Index®	(100,945)
(10,903,634)					(463,916)
				Total Unrealized Depreciation	(463,916)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraPro Short QQQ

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 116.2%

REPURCHASE AGREEMENTS(a) - 43.0%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $644,609,786 (Cost $644,524,777)	644,524,777	644,524,777

U.S. TREASURY OBLIGATIONS(b) - 73.2%
U.S. Treasury Bills
1.53%, 3/5/2020(c)	96,000,000	95,988,281
1.51%, 3/10/2020(c)	130,000,000	129,958,400
1.55%, 3/12/2020(c)	57,000,000	56,976,487
1.50%, 3/19/2020(c)	61,000,000	60,958,736
1.74%, 3/26/2020(c)	79,000,000	78,927,781
1.53%, 4/2/2020(c)	46,000,000	45,944,633
1.53%, 4/9/2020(c)	127,000,000	126,814,668
1.54%, 4/16/2020(c)	27,000,000	26,954,471
1.93%, 4/23/2020(c)	44,000,000	43,914,820
1.48%, 4/30/2020(c)	29,000,000	28,936,598
1.43%, 5/7/2020(c)	128,000,000	127,697,807
1.83%, 5/21/2020(c)	46,000,000	45,870,817
1.52%, 6/4/2020(c)	126,000,000	125,590,741
1.52%, 6/18/2020(c)	18,000,000	17,933,580
1.31%, 7/9/2020(c)	47,000,000	46,800,426
1.51%, 7/16/2020(c)	18,000,000	17,922,650
1.51%, 8/13/2020(c)	19,000,000	18,905,438
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,095,681,767)		1,096,096,334

TOTAL SHORT-TERM INVESTMENTS (Cost $1,740,206,544)		1,740,621,111

Total Investments - 116.2% (Cost $1,740,206,544)		1,740,621,111
Liabilities in excess of other assets - (16.2%)		(242,258,195)
Net Assets - 100.0%		1,498,362,916

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $533,646,678.
(c)	The rate shown was the current yield as of February 29, 2020.

UltraPro Short QQQ

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Futures Contracts Sold

UltraPro Short QQQ had the following open short futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	192	3/20/2020	USD	$32,546,880	$3,493,320

Swap Agreements

UltraPro Short QQQ had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(340,756,557)	11/6/2020	Bank of America NA	(1.57)%	NASDAQ-100 Index®	(100,624,557)
(353,949,887)	11/6/2020	BNP Paribas SA	(1.87)%	NASDAQ-100 Index®	2,419,450
(1,151,054,273)	1/20/2021	Citibank NA	(1.84)%	NASDAQ-100 Index®	(41,271,221)
(373,852,111)	11/8/2021	Credit Suisse International	(1.57)%	NASDAQ-100 Index®	(3,034,999)
(413,961,185)	12/7/2020	Goldman Sachs International	(1.87)%	NASDAQ-100 Index®	(26,890,699)
(9,996,157)	11/6/2020	Goldman Sachs International	(1.67)%	PowerShares QQQ TrustSM, Series 1	(729,179)
(20,167,456)	1/6/2021	Morgan Stanley & Co. International plc	(1.57)%	PowerShares QQQ TrustSM, Series 1	(532,844)
(17,939,080)	1/6/2021	Morgan Stanley & Co. International plc	(1.77)%	NASDAQ-100 Index®	(529,178)
(711,597,594)	1/6/2021	Societe Generale	(2.02)%	NASDAQ-100 Index®	(20,028,940)
(1,072,255,207)	11/6/2020	UBS AG	(1.82)%	NASDAQ-100 Index®	(95,937,337)
(4,465,529,507)					(287,159,504)
				Total Unrealized Appreciation	2,419,450
				Total Unrealized Depreciation	(289,578,954)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 88.2%

REPURCHASE AGREEMENTS(a) - 77.2%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $74,629,164 (Cost $74,619,323)	74,619,323	74,619,323

U.S. TREASURY OBLIGATIONS - 11.0%
U.S. Treasury Bills
1.77%, 3/26/2020(b)	1,336,000	1,334,778
1.53%, 4/9/2020(b)	3,907,000	3,901,298
1.75%, 4/23/2020(b)	1,336,000	1,333,414
1.81%, 5/21/2020(b)	1,356,000	1,352,192
1.80%, 6/18/2020(b)	1,356,000	1,350,996
1.80%, 7/16/2020(b)	1,356,000	1,350,173
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,613,633)		10,622,851

TOTAL SHORT-TERM INVESTMENTS (Cost $85,232,956)		85,242,174

Total Investments - 88.2% (Cost $85,232,956)		85,242,174
Other Assets Less Liabilities - 11.8%		11,355,252
Net Assets - 100.0%		96,597,426

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	The rate shown was the current yield as of February 29, 2020.

UltraPro Short Russell2000

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	51	3/20/2020	USD	$3,767,625	$537,652

Swap Agreements

UltraPro Short Russell2000 had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(5,822,900)	12/7/2020	Bank of America NA	(1.47)%	Russell 2000® Index	467,820
(5,275,284)	11/6/2020	BNP Paribas SA	(1.27)%	Russell 2000® Index	459,903
(38,180,480)	11/6/2020	Citibank NA	(1.22)%	Russell 2000® Index	2,640,068
(3,206,806)	11/8/2021	Credit Suisse International	(1.37)%	Russell 2000® Index	133,243
(964,109)	12/7/2020	Goldman Sachs International	(1.32)%	Russell 2000® Index	73,312
(18,436,181)	1/6/2021	Morgan Stanley & Co. International plc	(1.27)%	Russell 2000® Index	1,273,250
(541,948)	1/6/2021	Morgan Stanley & Co. International plc	(1.07)%	iShares® Russell 2000 ETF	44,020
(185,168,798)	11/6/2020	Societe Generale	(1.42)%	Russell 2000® Index	(14,527,139)
(28,464,174)	11/6/2020	UBS AG	(1.17)%	Russell 2000® Index	(4,991,983)
(286,060,680)					(14,427,506)
				Total Unrealized Appreciation	5,091,616
				Total Unrealized Depreciation	(19,519,122)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short S&P500®

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 103.1%

REPURCHASE AGREEMENTS(a) - 30.6%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $216,735,906 (Cost $216,707,324)	216,707,324	216,707,324

U.S. TREASURY OBLIGATIONS(b) - 72.5%
U.S. Treasury Bills
1.53%, 3/5/2020(c)	46,000,000	45,994,384
1.51%, 3/10/2020(c)	56,000,000	55,982,080
1.55%, 3/12/2020(c)	29,000,000	28,988,038
1.50%, 3/19/2020(c)	31,000,000	30,979,030
1.71%, 3/26/2020(c)	39,000,000	38,964,347
1.53%, 4/2/2020(c)	22,000,000	21,973,520
1.53%, 4/9/2020(c)	59,000,000	58,913,901
1.54%, 4/16/2020(c)	13,000,000	12,978,079
1.88%, 4/23/2020(c)	22,000,000	21,957,410
1.48%, 4/30/2020(c)	15,000,000	14,967,206
1.44%, 5/7/2020(c)	53,000,000	52,874,873
1.77%, 5/21/2020(c)	23,000,000	22,935,408
1.52%, 6/4/2020(c)	59,000,000	58,808,363
1.52%, 6/18/2020(c)	9,000,000	8,966,790
1.31%, 7/9/2020(c)	19,000,000	18,919,321
1.51%, 7/16/2020(c)	9,000,000	8,961,325
1.51%, 8/13/2020(c)	10,000,000	9,950,231
TOTAL U.S. TREASURY OBLIGATIONS (Cost $512,920,651)		513,114,306

TOTAL SHORT-TERM INVESTMENTS (Cost $729,627,975)		729,821,630

Total Investments - 103.1% (Cost $729,627,975)		729,821,630
Liabilities in excess of other assets - (3.1%)		(21,818,716)
Net Assets - 100.0%		708,002,914

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $172,247,611.
(c)	The rate shown was the current yield as of February 29, 2020.

UltraPro Short S&P500®

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	43	3/20/2020	USD	$6,372,063	$778,882

Swap Agreements

UltraPro Short S&P500® had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(231,953,032)	12/7/2020	Bank of America NA	(1.67)%	S&P 500®	11,091,926
(270,916,264)	11/6/2020	BNP Paribas SA	(1.92)%	S&P 500®	(18,821,375)
(445,629,316)	1/20/2021	Citibank NA	(1.92)%	S&P 500®	(1,696,384)
(173,007,986)	11/8/2021	Credit Suisse International	(1.67)%	S&P 500®	6,457,275
(220,957,931)	12/7/2020	Goldman Sachs International	(1.92)%	S&P 500®	14,172,778
(1,069,410)	12/7/2020	Goldman Sachs International	(1.82)%	SPDR® S&P 500® ETF Trust	40,225
(19,356,049)	11/8/2021	Morgan Stanley & Co. International plc	(1.87)%	S&P 500®	1,082,805
(576,244,245)	3/8/2021	Societe Generale	(2.02)%	S&P 500®	31,785,836
(179,287,145)	11/6/2020	UBS AG	(1.82)%	S&P 500®	(44,583,398)
(2,118,421,378)					(470,312)
				Total Unrealized Appreciation	64,630,845
				Total Unrealized Depreciation	(65,101,157)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort 7-10 Year Treasury

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 111.9%

REPURCHASE AGREEMENTS(a) - 58.7%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $20,279,472 (Cost $20,276,798)	20,276,798	20,276,798

U.S. TREASURY OBLIGATIONS(b) - 53.2%
U.S. Treasury Bills
1.55%, 3/5/2020(c)	2,000,000	1,999,757
1.55%, 3/12/2020(c)	2,000,000	1,999,184
1.51%, 3/19/2020(c)	2,000,000	1,998,659
1.64%, 3/26/2020(c)	2,000,000	1,998,168
1.53%, 4/9/2020(c)	1,405,000	1,402,938
1.63%, 4/23/2020(c)	2,000,000	1,996,096
1.48%, 4/30/2020(c)	1,000,000	997,793
1.50%, 5/7/2020(c)	1,000,000	997,625
1.48%, 5/21/2020(c)	2,000,000	1,994,372
1.52%, 6/18/2020(c)	1,000,000	996,287
1.51%, 7/16/2020(c)	1,000,000	995,623
1.51%, 8/13/2020(c)	1,000,000	994,828
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,363,947)		18,371,330

TOTAL SHORT-TERM INVESTMENTS (Cost $38,640,745)		38,648,128

Total Investments - 111.9% (Cost $38,640,745)		38,648,128
Liabilities in excess of other assets - (11.9%)		(4,123,033)
Net Assets - 100.0%		34,525,095

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,696,818.

(c)	The rate shown was the current yield as of February 29, 2020.

UltraShort 7-10 Year Treasury

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	10	6/19/2020	USD	$1,347,500	$(15,796)

Swap Agreements

UltraShort 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(36,437,065)	11/8/2021	Citibank NA	(1.20)%	ICE U.S. Treasury 7-10 Year Bond Index	(958,449)
(31,587,364)	11/8/2021	Societe Generale	(1.35)%	ICE U.S. Treasury 7-10 Year Bond Index	(3,212,286)
(68,024,429)					(4,170,735)
				Total Unrealized Depreciation	(4,170,735)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort 20+ Year Treasury

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 153.4%

REPURCHASE AGREEMENTS(a) - 44.3%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $219,294,315 (Cost $219,265,395)	219,265,395	219,265,395

U.S. TREASURY OBLIGATIONS(b) - 109.1%
U.S. Treasury Bills
1.54%, 3/5/2020(c)	44,000,000	43,994,646
1.51%, 3/10/2020(c)	53,000,000	52,983,258
1.55%, 3/12/2020(c)	35,000,000	34,985,718
1.50%, 3/19/2020(c)	36,000,000	35,975,856
1.79%, 3/26/2020(c)	47,000,000	46,956,948
1.53%, 4/2/2020(c)	22,000,000	21,973,667
1.53%, 4/9/2020(c)	54,000,000	53,920,756
1.54%, 4/16/2020(c)	13,000,000	12,977,937
1.98%, 4/23/2020(c)	27,000,000	26,947,291
1.48%, 4/30/2020(c)	18,000,000	17,960,278
1.44%, 5/7/2020(c)	55,000,000	54,869,396
1.90%, 5/21/2020(c)	28,000,000	27,921,211
1.52%, 6/4/2020(c)	54,000,000	53,824,067
1.52%, 6/18/2020(c)	11,000,000	10,959,162
1.31%, 7/9/2020(c)	20,000,000	19,914,537
1.51%, 7/16/2020(c)	11,000,000	10,951,848
1.51%, 8/13/2020(c)	12,000,000	11,937,940
TOTAL U.S. TREASURY OBLIGATIONS (Cost $538,835,141)		539,054,516

TOTAL SHORT-TERM INVESTMENTS (Cost $758,100,536)		758,319,911

Total Investments - 153.4% (Cost $758,100,536)		758,319,911
Liabilities in excess of other assets - (53.4%)		(263,874,326)
Net Assets - 100.0%		494,445,585

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $280,931,230.

(c)	The rate shown was the current yield as of February 29, 2020.

UltraShort 20+ Year Treasury

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	32	6/19/2020	USD	$5,448,000	$(102,594)

Swap Agreements

UltraShort 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(348,222,099)	11/6/2021	Bank of America NA	(1.38)%	ICE U.S. Treasury 20+ Year Bond Index	(37,809,261)
(215,964,974)	11/8/2021	Citibank NA	(1.32)%	ICE U.S. Treasury 20+ Year Bond Index	(31,087,447)
(240,775,780)	12/7/2020	Goldman Sachs International	(1.32)%	ICE U.S. Treasury 20+ Year Bond Index	(128,627,522)
(173,432,065)	3/6/2020	Societe Generale	(1.35)%	ICE U.S. Treasury 20+ Year Bond Index	(79,181,580)
(978,394,918)					(276,705,810)
				Total Unrealized Depreciation	(276,705,810)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort Basic Materials

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 50.3%

REPURCHASE AGREEMENTS(a) - 50.3%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $2,702,428 (Cost $2,702,071)	2,702,071	2,702,071

Total Investments - 50.3% (Cost $2,702,071)		2,702,071
Other Assets Less Liabilities - 49.7%		2,667,323
Net Assets - 100.0%		5,369,394

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Basic Materials had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation ($)
(2,286,940)	11/6/2020	Bank of America NA	(1.52)%	Dow Jones U.S. Basic MaterialsSM Index	236,567
(787,918)	11/6/2020	Credit Suisse International	(1.67)%	Dow Jones U.S. Basic MaterialsSM Index	127,178
(2,194,817)	1/6/2021	Morgan Stanley & Co. International plc	(1.77)%	Dow Jones U.S. Basic MaterialsSM Index	341,385
(3,363,425)	1/6/2021	Societe Generale	(1.52)%	Dow Jones U.S. Basic MaterialsSM Index	208,440
(2,122,949)	11/8/2021	UBS AG	(1.42)%	Dow Jones U.S. Basic MaterialsSM Index	180,783
(10,756,049)					1,094,353
				Total Unrealized Appreciation	1,094,353

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Communication Services Select Sector

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 124.1%

REPURCHASE AGREEMENTS(a) - 124.1%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $888,656 (Cost $888,539)	888,539	888,539

Total Investments - 124.1% (Cost $888,539)		888,539
Liabilities in excess of other assets - (24.1%)		(172,805)
Net Assets - 100.0%		715,734

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Communication Services Select Sector had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(206,652)	12/7/2020	Goldman Sachs International	(1.72)%	Communication Services Select Sector Index(3)	(85,852)
(437,742)	11/8/2021	Societe Generale	(1.72)%	Communication Services Select Sector Index(3)	6,001
(787,829)	12/7/2020	UBS AG	(1.42)%	Communication Services Select Sector Index(3)	(79,313)
(1,432,223)					(159,164)
				Total Unrealized Appreciation	6,001
				Total Unrealized Depreciation	(165,165)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
(3)	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Communication Services Select Sector for the components of the underlying reference instrument and their relative weightings.

UltraShort Consumer Goods

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 86.2%

REPURCHASE AGREEMENTS(a) - 86.2%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $1,210,001 (Cost $1,209,842)	1,209,842	1,209,842

Total Investments - 86.2% (Cost $1,209,842)		1,209,842
Other Assets Less Liabilities - 13.8%		194,321
Net Assets - 100.0%		1,404,163

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Consumer Goods had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,117,280)	12/7/2020	Bank of America NA	(1.52)%	Dow Jones U.S. Consumer GoodsSM Index	(20,792)
(282,958)	12/7/2020	Bank of America NA	(1.17)%	iShares® U.S. Consumer Goods ETF	7,382
(9,315)	11/8/2021	Credit Suisse International	(1.67)%	Dow Jones U.S. Consumer GoodsSM Index	273
(166,054)	1/6/2021	Morgan Stanley & Co. International plc	(1.17)%	iShares® U.S. Consumer Goods ETF	4,773
(97,497)	1/6/2021	Morgan Stanley & Co. International plc	(1.67)%	Dow Jones U.S. Consumer GoodsSM Index	2,855
(655,155)	1/6/2021	Societe Generale	(1.52)%	Dow Jones U.S. Consumer GoodsSM Index	(56,370)
(475,686)	11/8/2021	UBS AG	(1.42)%	Dow Jones U.S. Consumer GoodsSM Index	29,097
(2,803,945)					(32,782)
				Total Unrealized Appreciation	44,380
				Total Unrealized Depreciation	(77,162)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Consumer Services
Schedule of Portfolio Investments
February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 81.6%

REPURCHASE AGREEMENTS(a) - 81.6%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $764,097 (Cost $763,997)	763,997	763,997

Total Investments - 81.6% (Cost $763,997)		763,997
Other Assets Less Liabilities - 18.4%		171,841
Net Assets - 100.0%		935,838

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Consumer Services had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation ($)
(245,789)	12/7/2020	Bank of America NA	(1.57)%	Dow Jones U.S. Consumer ServicesSM Index	12,186
(28,273)	12/7/2020	Bank of America NA	(1.17)%	iShares® U.S. Consumer Services ETF	1,811
(48,819)	12/7/2020	BNP Paribas SA	(1.67)%	Dow Jones U.S. Consumer ServicesSM Index	1,373
(56,248)	11/8/2021	Credit Suisse International	(1.67)%	Dow Jones U.S. Consumer ServicesSM Index	2,989
(148,579)	1/6/2021	Morgan Stanley & Co. International plc	(1.82)%	Dow Jones U.S. Consumer ServicesSM Index	7,961
(10,165)	1/6/2021	Morgan Stanley & Co. International plc	(1.17)%	iShares® U.S. Consumer Services ETF	686
(798,083)	1/6/2021	Societe Generale	(1.52)%	Dow Jones U.S. Consumer ServicesSM Index	24,309
(537,008)	11/8/2021	UBS AG	(1.42)%	Dow Jones U.S. Consumer ServicesSM Index	19,064
(1,872,964)					70,379
				Total Unrealized Appreciation	70,379

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Dow30SM Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 88.9%

REPURCHASE AGREEMENTS(a) - 29.4%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $57,182,165 (Cost $57,174,624)	57,174,624	57,174,624

U.S. TREASURY OBLIGATIONS(b) - 59.5%
U.S. Treasury Bills
1.53%, 3/5/2020(c)	10,000,000	9,998,779
1.51%, 3/10/2020(c)	12,000,000	11,996,160
1.55%, 3/12/2020(c)	7,000,000	6,997,112
1.50%, 3/19/2020(c)	7,000,000	6,995,265
1.75%, 3/26/2020(c)	8,000,000	7,992,687
1.53%, 4/2/2020(c)	5,000,000	4,993,982
1.53%, 4/9/2020(c)	13,000,000	12,981,029
1.54%, 4/16/2020(c)	3,000,000	2,994,941
1.91%, 4/23/2020(c)	5,000,000	4,990,320
1.48%, 4/30/2020(c)	3,000,000	2,993,441
1.43%, 5/7/2020(c)	13,000,000	12,969,308
1.76%, 5/21/2020(c)	6,000,000	5,983,150
1.52%, 6/4/2020(c)	13,000,000	12,957,775
1.52%, 6/18/2020(c)	2,000,000	1,992,620
1.31%, 7/9/2020(c)	5,000,000	4,978,769
1.51%, 7/16/2020(c)	2,000,000	1,991,406
1.51%, 8/13/2020(c)	2,000,000	1,990,046
TOTAL U.S. TREASURY OBLIGATIONS (Cost $115,752,546)		115,796,790

TOTAL SHORT-TERM INVESTMENTS (Cost $172,927,170)		172,971,414

Total Investments - 88.9% (Cost $172,927,170)		172,971,414
Other Assets Less Liabilities - 11.1%		21,584,644
Net Assets - 100.0%		194,556,058

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $22,773,098.
(c)	The rate shown was the current yield as of February 29, 2020.

UltraShort Dow30SM Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Futures Contracts Sold
UltraShort Dow30SM had the following open short futures contracts as of February 29, 2020:
	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	76	3/20/2020	USD	$9,667,200	$1,430,005

Swap Agreements
UltraShort Dow30SM had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(48,364,989)	11/6/2020	Bank of America NA	(1.78)%	Dow Jones Industrial AverageSM	(648,947)
(103,187,411)	11/6/2020	BNP Paribas SA	(1.92)%	Dow Jones Industrial AverageSM	8,004,657
(51,301,498)	1/20/2021	Citibank NA	(1.89)%	Dow Jones Industrial AverageSM	4,034,003
(9,706,376)	11/8/2021	Credit Suisse International	(1.67)%	Dow Jones Industrial AverageSM	139,257
(26,434,958)	11/6/2020	Goldman Sachs International	(1.77)%	Dow Jones Industrial AverageSM	(7,634,220)
(1,305,962)	11/6/2020	Goldman Sachs International	(1.62)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	5,479
(52,521,147)	1/6/2021	Societe Generale	(2.22)%	Dow Jones Industrial AverageSM	4,008,856
(86,782,925)	11/6/2020	UBS AG	(1.87)%	Dow Jones Industrial AverageSM	13,227
(379,605,266)					7,922,312
				Total Unrealized Appreciation	16,205,479
				Total Unrealized Depreciation	(8,283,167)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort Financials Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 70.2%

REPURCHASE AGREEMENTS(a) - 59.4%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $18,306,773 (Cost $18,304,358)	18,304,358	18,304,358

U.S. TREASURY OBLIGATIONS(b) - 10.8%
U.S. Treasury Bills
1.77%, 3/26/2020(c)	474,000	473,567
1.53%, 4/9/2020(c)	979,000	977,571
1.75%, 4/23/2020(c)	474,000	473,082
1.81%, 5/21/2020(c)	474,000	472,669
1.80%, 6/18/2020(c)	474,000	472,251
1.80%, 7/16/2020(c)	474,000	471,963
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,337,951)		3,341,103

TOTAL SHORT-TERM INVESTMENTS (Cost $21,642,309)		21,645,461

Total Investments - 70.2% (Cost $21,642,309)		21,645,461
Other Assets Less Liabilities - 29.8%		9,167,501
Net Assets - 100.0%		30,812,962

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,876,574.
(c)	The rate shown was the current yield as of February 29, 2020.

UltraShort Financials Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Swap Agreements
UltraShort Financials had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(5,314,888)	12/7/2020	Bank of America NA	(1.77)%	Dow Jones U.S. FinancialsSM Index(3)	506,172
(12,817,490)	12/7/2020	BNP Paribas SA	(1.82)%	Dow Jones U.S. FinancialsSM Index(3)	328,209
(10,859,760)	1/20/2021	Citibank NA	(1.72)%	Dow Jones U.S. FinancialsSM Index(3)	745,592
(2,119,155)	11/8/2021	Credit Suisse International	(1.67)%	Dow Jones U.S. FinancialsSM Index(3)	5,655
(7,048,679)	12/7/2020	Goldman Sachs International	(1.82)%	Dow Jones U.S. FinancialsSM Index(3)	557,220
(962,480)	1/6/2021	Morgan Stanley & Co. International plc	(1.77)%	Dow Jones U.S. FinancialsSM Index(3)	75,661
(8,507,570)	1/6/2021	Societe Generale	(1.72)%	Dow Jones U.S. FinancialsSM Index(3)	(153,763)
(14,172,002)	11/8/2021	UBS AG	(1.77)%	Dow Jones U.S. FinancialsSM Index(3)	1,118,151
(61,802,024)					3,182,897
				Total Unrealized Appreciation	3,336,660
				Total Unrealized Depreciation	(153,763)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
(3)	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

UltraShort FTSE China 50 Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 77.8%

REPURCHASE AGREEMENTS(a) - 69.5%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $44,170,793 (Cost $44,164,968)	44,164,968	44,164,968

U.S. TREASURY OBLIGATIONS(b) - 8.3%
U.S. Treasury Bills
1.77%, 3/26/2020(c)	582,000	581,468
1.53%, 4/9/2020(c)	2,354,000	2,350,565
1.75%, 4/23/2020(c)	582,000	580,873
1.81%, 5/21/2020(c)	582,000	580,365
1.80%, 6/18/2020(c)	582,000	579,852
1.80%, 7/16/2020(c)	582,000	579,499
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,248,524)		5,252,622

TOTAL SHORT-TERM INVESTMENTS (Cost $49,413,492)		49,417,590

Total Investments - 77.8% (Cost $49,413,492)		49,417,590
Other Assets Less Liabilities - 22.2%		14,118,365
Net Assets - 100.0%		63,535,955

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,426,261.
(c)	The rate shown was the current yield as of February 29, 2020.

UltraShort FTSE China 50 Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Swap Agreements(1)
UltraShort FTSE China 50 had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(38,911,519)	11/6/2020	Bank of America NA	(0.87)%	iShares® China Large-Cap ETF	(2,584,551)
(877,349)	11/9/2021	Citibank NA	1.18%	iShares® China Large-Cap ETF	23,359
(45,487,175)	11/9/2021	Credit Suisse International	(0.42)%	iShares® China Large-Cap ETF	(81,455)
(214,130)	11/9/2021	Goldman Sachs International	0.18%	iShares® China Large-Cap ETF	(189,769)
(955,589)	11/6/2020	Morgan Stanley & Co. International plc	(0.17)%	iShares® China Large-Cap ETF	(18,105)
(29,399,942)	11/9/2021	Societe Generale	(0.37)%	iShares® China Large-Cap ETF	280,709
(11,339,716)	11/9/2021	UBS AG	0.08%	iShares® China Large-Cap ETF	(316,424)
(127,185,420)					(2,886,236)
				Total Unrealized Appreciation	304,068
				Total Unrealized Depreciation	(3,190,304)

(1)	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
(2)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(3)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort FTSE Europe Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 80.6%

REPURCHASE AGREEMENTS(a) - 67.8%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $9,494,524 (Cost $9,493,271)	9,493,271	9,493,271

U.S. TREASURY OBLIGATIONS(b) - 12.8%
U.S. Treasury Bills
1.77%, 3/26/2020(c)	257,000	256,765
1.53%, 4/9/2020(c)	508,000	507,259
1.75%, 4/23/2020(c)	257,000	256,502
1.81%, 5/21/2020(c)	257,000	256,278
1.80%, 6/18/2020(c)	257,000	256,052
1.80%, 7/16/2020(c)	257,000	255,896
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,787,047)		1,788,752

TOTAL SHORT-TERM INVESTMENTS (Cost $11,280,318)		11,282,023

Total Investments - 80.6% (Cost $11,280,318)		11,282,023
Other Assets Less Liabilities - 19.4%		2,717,651
Net Assets - 100.0%		13,999,674

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $586,934.
(c)	The rate shown was the current yield as of February 29, 2020.

UltraShort FTSE Europe Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Swap Agreements(1)
UltraShort FTSE Europe had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(3,786,949)	11/9/2021	Citibank NA	(0.77)%	Vanguard® FTSE Europe ETF Shares	235,407
(3,080,676)	11/9/2021	Credit Suisse International	(0.92)%	Vanguard® FTSE Europe ETF Shares	178,200
(5,913,572)	11/9/2021	Goldman Sachs International	(0.77)%	Vanguard® FTSE Europe ETF Shares	67,744
(1,067,213)	11/9/2021	Morgan Stanley & Co. International plc	(1.17)%	Vanguard® FTSE Europe ETF Shares	78,584
(366,171)	11/6/2020	Societe Generale	(0.67)%	Vanguard® FTSE Europe ETF Shares	(224,820)
(13,801,738)	11/6/2020	UBS AG	(1.17)%	Vanguard® FTSE Europe ETF Shares	(656,980)
(28,016,319)					(321,865)
				Total Unrealized Appreciation	559,935
				Total Unrealized Depreciation	(881,800)

(1)	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
(2)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(3)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Health Care Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 82.1%

REPURCHASE AGREEMENTS(a) - 82.1%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $2,269,526 (Cost $2,269,226)	2,269,226	2,269,226

Total Investments - 82.1% (Cost $2,269,226)		2,269,226
Other Assets Less Liabilities - 17.9%		495,246
Net Assets - 100.0%		2,764,472

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements
UltraShort Health Care had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(638,038)	11/6/2020	Bank of America NA	(1.67)%	Dow Jones U.S. Health CareSM Index(3)	(36,399)
(162,627)	12/7/2020	Bank of America NA	(1.22)%	iShares® U.S. Healthcare ETF	944
(88,287)	11/8/2021	Credit Suisse International	(1.67)%	Dow Jones U.S. Health CareSM Index(3)	1,728
(45,147)	1/6/2021	Morgan Stanley & Co. International plc	(1.87)%	Dow Jones U.S. Health CareSM Index(3)	910
(35,861)	1/6/2021	Morgan Stanley & Co. International plc	(1.32)%	iShares® U.S. Healthcare ETF	741
(3,056,933)	1/6/2021	Societe Generale	(1.77)%	Dow Jones U.S. Health CareSM Index(3)	63,385
(1,501,056)	11/6/2020	UBS AG	(1.42)%	Dow Jones U.S. Health CareSM Index(3)	(246,979)
(5,527,949)					(215,670)
				Total Unrealized Appreciation	67,708
				Total Unrealized Depreciation	(283,378)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
(3)	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Health Care for the components of the underlying reference instrument and their relative weightings.

UltraShort Industrials Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 65.4%

REPURCHASE AGREEMENTS(a) - 65.4%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $1,381,017 (Cost $1,380,834)	1,380,834	1,380,834

Total Investments - 65.4% (Cost $1,380,834)		1,380,834
Other Assets Less Liabilities - 34.6%		730,057
Net Assets - 100.0%		2,110,891

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements
UltraShort Industrials had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(163,216)	12/7/2020	Bank of America NA	(1.57)%	Dow Jones U.S. IndustrialsSM Index	(5,161)
(9,521)	12/7/2020	Bank of America NA	(1.17)%	iShares® U.S. Industrials ETF	775
(58,142)	11/8/2021	Credit Suisse International	(1.67)%	Dow Jones U.S. IndustrialsSM Index	5,145
(739,961)	1/6/2021	Morgan Stanley & Co. International plc	(1.32)%	iShares® U.S. Industrials ETF	65,260
(77,277)	1/6/2021	Morgan Stanley & Co. International plc	(1.67)%	Dow Jones U.S. IndustrialsSM Index	6,835
(1,892,915)	1/6/2021	Societe Generale	(1.52)%	Dow Jones U.S. IndustrialsSM Index	159,732
(1,283,532)	11/8/2021	UBS AG	(1.42)%	Dow Jones U.S. IndustrialsSM Index	44,661
(4,224,564)					277,247
				Total Unrealized Appreciation	282,408
				Total Unrealized Depreciation	(5,161)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MidCap400

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 85.1%

REPURCHASE AGREEMENTS(a) - 85.1%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $3,101,015 (Cost $3,100,606)	3,100,606	3,100,606

Total Investments - 85.1% (Cost $3,100,606)		3,100,606
Other Assets Less Liabilities - 14.9%		544,569
Net Assets - 100.0%		3,645,175

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	2	3/20/2020	USD	$362,840	$47,571

UltraShort MidCap400

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Swap Agreements

UltraShort MidCap400 had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,282,805)	11/6/2020	Bank of America NA	(1.77)%	S&P MidCap 400®	(29,218)
(958,911)	11/6/2020	BNP Paribas SA	(1.77)%	S&P MidCap 400®	4,974
(1,275,242)	11/6/2020	Citibank NA	(1.77)%	S&P MidCap 400®	30,731
(882,252)	11/6/2020	Credit Suisse International	(1.62)%	S&P MidCap 400®	(306,097)
(809,044)	1/6/2021	Morgan Stanley & Co. International plc	(1.57)%	S&P MidCap 400®	78,011
(1,721,486)	1/6/2021	Societe Generale	(1.87)%	S&P MidCap 400®	132,771
(6,929,740)					(88,828)
				Total Unrealized Appreciation	246,487
				Total Unrealized Depreciation	(335,315)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort MSCI Brazil Capped

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 66.0%

REPURCHASE AGREEMENTS(a) - 48.7%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $12,948,357 (Cost $12,946,650)	12,946,650	12,946,650

U.S. TREASURY OBLIGATIONS(b) - 17.3%
U.S. Treasury Bills
1.77%, 3/26/2020(c)	751,000	750,313
1.53%, 4/9/2020(c)	850,000	848,760
1.75%, 4/23/2020(c)	751,000	749,546
1.81%, 5/21/2020(c)	751,000	748,891
1.80%, 6/18/2020(c)	751,000	748,229
1.80%, 7/16/2020(c)	751,000	747,773
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,588,657)		4,593,512

TOTAL SHORT-TERM INVESTMENTS (Cost $17,535,307)		17,540,162

Total Investments - 66.0% (Cost $17,535,307)		17,540,162
Other Assets Less Liabilities - 34.0%		9,037,114
Net Assets - 100.0%		26,577,276

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,110,827.
(c)	The rate shown was the current yield as of February 29, 2020.

UltraShort MSCI Brazil Capped

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Swap Agreements(1)

UltraShort MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation ($)
(9,386,807)	1/8/2021	Bank of America NA	(0.92)%	iShares® MSCI Brazil Capped ETF	1,135,226
(14,964,776)	11/9/2021	Citibank NA	(1.37)%	iShares® MSCI Brazil Capped ETF	2,314,578
(2,785,440)	11/9/2021	Credit Suisse International	(0.37)%	iShares® MSCI Brazil Capped ETF	223,015
(17,646)	11/6/2020	Morgan Stanley & Co. International plc	(1.17)%	iShares® MSCI Brazil Capped ETF	15,217
(13,991,862)	11/9/2021	Societe Generale	(1.17)%	iShares® MSCI Brazil Capped ETF	1,227,593
(12,201,222)	11/9/2021	UBS AG	(0.92)%	iShares® MSCI Brazil Capped ETF	1,092,352
(53,347,753)					6,007,981
				Total Unrealized Appreciation	6,007,981

(1)	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
(2)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(3)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MSCI EAFE

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 71.5%

REPURCHASE AGREEMENTS(a) - 71.5%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $1,553,719 (Cost $1,553,514)	1,553,514	1,553,514

Total Investments - 71.5% (Cost $1,553,514)		1,553,514
Other Assets Less Liabilities - 28.5%		620,404
Net Assets - 100.0%		2,173,918

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

UltraShort MSCI EAFE had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation ($)
(511,962)	11/9/2021	Citibank NA	(1.17)%	iShares® MSCI EAFE ETF	41,298
(1,152,463)	11/9/2021	Credit Suisse International	(1.37)%	iShares® MSCI EAFE ETF	80,690
(1,085,446)	11/9/2021	Goldman Sachs International	(1.57)%	iShares® MSCI EAFE ETF	117,238
(493,285)	11/9/2021	Societe Generale	(1.27)%	iShares® MSCI EAFE ETF	32,869
(1,110,715)	11/9/2021	UBS AG	(1.27)%	iShares® MSCI EAFE ETF	35,628
(4,353,871)					307,723
				Total Unrealized Appreciation	307,723

(1)	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
(2)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(3)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 87.0%

REPURCHASE AGREEMENTS(a) - 77.8%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $18,592,324 (Cost $18,589,873)	18,589,873	18,589,873

U.S. TREASURY OBLIGATIONS(b) - 9.2%
U.S. Treasury Bills
1.77%, 3/26/2020(c)	285,000	284,740
1.53%, 4/9/2020(c)	781,000	779,860
1.75%, 4/23/2020(c)	285,000	284,448
1.80%, 5/21/2020(c)	285,000	284,200
1.80%, 6/18/2020(c)	285,000	283,948
1.80%, 7/16/2020(c)	285,000	283,775
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,199,038)		2,200,971

TOTAL SHORT-TERM INVESTMENTS (Cost $20,788,911)		20,790,844

Total Investments - 87.0% (Cost $20,788,911)		20,790,844
Other Assets Less Liabilities - 13.0%		3,096,004
Net Assets - 100.0%		23,886,848

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,508,665.
(c)	The rate shown was the current yield as of February 29, 2020.

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Swap Agreements(1)

UltraShort MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(20,270,208)	11/9/2021	Citibank NA	(1.02)%	iShares® MSCI Emerging Markets ETF	766,720
(15,224,688)	11/9/2021	Credit Suisse International	(0.47)%	iShares® MSCI Emerging Markets ETF	419,692
(1,016,852)	11/9/2021	Goldman Sachs International	0.43%	iShares® MSCI Emerging Markets ETF	56,896
(823,534)	11/6/2020	Societe Generale	(0.77)%	iShares® MSCI Emerging Markets ETF	(727,657)
(10,309,906)	11/9/2021	UBS AG	(0.57)%	iShares® MSCI Emerging Markets ETF	435,421
(47,645,188)					951,072
				Total Unrealized Appreciation	1,678,729
				Total Unrealized Depreciation	(727,657)

(1)	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
(2)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(3)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MSCI Japan

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 60.5%

REPURCHASE AGREEMENTS(a) - 60.5%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $8,059,567 (Cost $8,058,503)	8,058,503	8,058,503

Total Investments - 60.5% (Cost $8,058,503)		8,058,503
Other Assets Less Liabilities - 39.5%		5,272,095
Net Assets - 100.0%		13,330,598

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

UltraShort MSCI Japan had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation ($)
(3,105,175)	1/8/2021	Bank of America NA	(1.22)%	iShares® MSCI Japan ETF	122,365
(4,646,727)	11/9/2021	Credit Suisse International	(1.57)%	iShares® MSCI Japan ETF	491,542
(1,238,744)	11/9/2021	Morgan Stanley & Co. International plc	(1.27)%	iShares® MSCI Japan ETF	144,927
(6,959,739)	11/9/2021	Societe Generale	(1.07)%	iShares® MSCI Japan ETF	370,372
(10,725,429)	11/9/2021	UBS AG	(1.02)%	iShares® MSCI Japan ETF	277,402
(26,675,814)					1,406,608
				Total Unrealized Appreciation	1,406,608

(1)	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
(2)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(3)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Nasdaq Biotechnology

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 104.6%

REPURCHASE AGREEMENTS(a) - 89.6%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $18,885,170 (Cost $18,882,680)	18,882,680	18,882,680

U.S. TREASURY OBLIGATIONS(b) - 15.0%
U.S. Treasury Bills
1.77%, 3/26/2020(c)	453,000	452,586
1.53%, 4/9/2020(c)	913,000	911,667
1.75%, 4/23/2020(c)	453,000	452,124
1.81%, 5/21/2020(c)	454,000	452,725
1.80%, 6/18/2020(c)	454,000	452,325
1.80%, 7/16/2020(c)	454,000	452,049
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,170,463)		3,173,476

TOTAL SHORT-TERM INVESTMENTS (Cost $22,053,143)		22,056,156

Total Investments - 104.6% (Cost $22,053,143)		22,056,156
Liabilities in excess of other assets - (4.6%)		(971,285)
Net Assets - 100.0%		21,084,871

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,091,161.
(c)	The rate shown was the current yield as of February 29, 2020.

UltraShort Nasdaq Biotechnology

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(5,729,416)	12/7/2020	Bank of America NA	(1.37)%	NASDAQ Biotechnology Index®	(888)
(1,252,503)	12/7/2020	Bank of America NA	(0.90)%	iShares® Nasdaq Biotechnology ETF	(747,851)
(415,891)	11/6/2020	Citibank NA	(0.57)%	NASDAQ Biotechnology Index®	(128,118)
(129,070)	11/8/2021	Credit Suisse International	(0.92)%	NASDAQ Biotechnology Index®	(3,932)
(139,826)	1/6/2021	Morgan Stanley & Co. International plc	(1.52)%	NASDAQ Biotechnology Index®	(4,017)
(64,578)	1/6/2021	Morgan Stanley & Co. International plc	(1.02)%	iShares® Nasdaq Biotechnology ETF	(1,700)
(19,812,202)	1/6/2021	Societe Generale	(1.77)%	NASDAQ Biotechnology Index®	(727,653)
(14,739,045)	11/8/2021	UBS AG	(0.67)%	NASDAQ Biotechnology Index®	(977,404)
(42,282,531)					(2,591,563)
				Total Unrealized Depreciation	(2,591,563)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Oil & Gas Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 73.5%

REPURCHASE AGREEMENTS(a) - 67.0%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $15,853,348 (Cost $15,851,258)	15,851,258	15,851,258

U.S. TREASURY OBLIGATIONS(b) - 6.5%
U.S. Treasury Bills
1.77%, 3/26/2020(c)	225,000	224,794
1.53%, 4/9/2020(c)	421,000	420,385
1.75%, 4/23/2020(c)	225,000	224,564
1.81%, 5/21/2020(c)	225,000	224,368
1.80%, 6/18/2020(c)	225,000	224,170
1.80%, 7/16/2020(c)	225,000	224,033
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,540,826)		1,542,314

TOTAL SHORT-TERM INVESTMENTS (Cost $17,392,084)		17,393,572

Total Investments - 73.5% (Cost $17,392,084)		17,393,572
Other Assets Less Liabilities - 26.5%		6,273,942
Net Assets - 100.0%		23,667,514

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $487,029.
(c)	The rate shown was the current yield as of February 29, 2020.

UltraShort Oil & Gas Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Swap Agreements

UltraShort Oil & Gas had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(3,286,548)	11/6/2020	Bank of America NA	(1.57)%	Dow Jones U.S. Oil & GasSM Index	1,824,550
(378,030)	12/7/2020	Bank of America NA	(1.22)%	iShares® U.S. Energy ETF	103,963
(232,224)	11/8/2021	Credit Suisse International	(1.67)%	Dow Jones U.S. Oil & GasSM Index	62,591
(1,130,130)	12/7/2020	Goldman Sachs International	(1.72)%	Dow Jones U.S. Oil & GasSM Index	(9,685)
(17,780,047)	1/6/2021	Morgan Stanley & Co. International plc	(1.67)%	Dow Jones U.S. Oil & GasSM Index	1,889,531
(1,017,594)	1/6/2021	Morgan Stanley & Co. International plc	(1.12)%	iShares® U.S. Energy ETF	161,644
(10,097,997)	1/6/2021	Societe Generale	(1.52)%	Dow Jones U.S. Oil & GasSM Index	3,042,847
(13,450,307)	11/8/2021	UBS AG	(1.52)%	Dow Jones U.S. Oil & GasSM Index	2,191,023
(47,372,877)					9,266,464
				Total Unrealized Appreciation	9,276,149
				Total Unrealized Depreciation	(9,685)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort QQQ Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 116.3%

REPURCHASE AGREEMENTS(a) - 40.2%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $137,379,455 (Cost $137,361,337)	137,361,337	137,361,337

U.S. TREASURY OBLIGATIONS(b) - 76.1%
U.S. Treasury Bills
1.53%, 3/5/2020(c)	22,000,000	21,997,314
1.51%, 3/10/2020(c)	30,000,000	29,990,400
1.55%, 3/12/2020(c)	14,000,000	13,994,225
1.50%, 3/19/2020(c)	15,000,000	14,989,853
1.77%, 3/26/2020(c)	21,000,000	20,980,803
1.53%, 4/2/2020(c)	11,000,000	10,986,760
1.53%, 4/9/2020(c)	29,000,000	28,957,680
1.54%, 4/16/2020(c)	6,000,000	5,989,883
2.03%, 4/23/2020(c)	11,000,000	10,978,705
1.48%, 4/30/2020(c)	7,000,000	6,984,696
1.44%, 5/7/2020(c)	29,000,000	28,931,535
1.90%, 5/21/2020(c)	12,000,000	11,966,300
1.52%, 6/4/2020(c)	29,000,000	28,905,805
1.52%, 6/18/2020(c)	4,000,000	3,985,240
1.31%, 7/9/2020(c)	11,000,000	10,953,291
1.51%, 7/16/2020(c)	4,000,000	3,982,811
1.51%, 8/13/2020(c)	5,000,000	4,975,115
TOTAL U.S. TREASURY OBLIGATIONS (Cost $259,446,758)		259,550,416

TOTAL SHORT-TERM INVESTMENTS (Cost $396,808,095)		396,911,753

Total Investments - 116.3% (Cost $396,808,095)		396,911,753
Liabilities in excess of other assets - (16.3%)		(55,543,418)
Net Assets - 100.0%		341,368,335

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $91,334,806.
(c)	The rate shown was the current yield as of February 29, 2020.

UltraShort QQQ Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Futures Contracts Sold
UltraShort QQQ had the following open short futures contracts as of February 29, 2020:
	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	143	3/20/2020	USD	$24,240,645	$2,650,497

Swap Agreements

UltraShort QQQ had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(87,680,120)	11/6/2020	Bank of America NA	(1.57)%	NASDAQ-100 Index®	(22,803,934)
(73,050,978)	11/6/2020	BNP Paribas SA	(1.87)%	NASDAQ-100 Index®	4,274,501
(210,851,880)	1/20/2021	Citibank NA	(1.84)%	NASDAQ-100 Index®	(6,613,980)
(55,467,296)	11/8/2021	Credit Suisse International	(1.57)%	NASDAQ-100 Index®	(5,163,163)
(67,170,007)	12/7/2020	Goldman Sachs International	(1.87)%	NASDAQ-100 Index®	(8,676,368)
(1,634,172)	12/7/2020	Goldman Sachs International	(1.67)%	PowerShares QQQ TrustSM, Series 1	(42,806)
(14,452,806)	1/6/2021	Morgan Stanley & Co. International plc	(1.77)%	NASDAQ-100 Index®	(426,338)
(2,045,882)	1/6/2021	Morgan Stanley & Co. International plc	(1.57)%	PowerShares QQQ TrustSM, Series 1	(54,054)
(86,319,128)	1/6/2021	Societe Generale	(2.02)%	NASDAQ-100 Index®	454,462
(59,839,853)	11/6/2020	UBS AG	(1.82)%	NASDAQ-100 Index®	(14,763,439)
(658,512,122)					(53,815,119)
				Total Unrealized Appreciation	4,728,963
				Total Unrealized Depreciation	(58,544,082)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort Real Estate Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 90.5%

REPURCHASE AGREEMENTS(a) - 76.8%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $15,692,999 (Cost $15,690,929)	15,690,929	15,690,929

U.S. TREASURY OBLIGATIONS(b) - 13.7%
U.S. Treasury Bills
1.77%, 3/26/2020(c)	406,000	405,629
1.53%, 4/9/2020(c)	779,000	777,863
1.75%, 4/23/2020(c)	407,000	406,212
1.81%, 5/21/2020(c)	407,000	405,857
1.80%, 6/18/2020(c)	407,000	405,498
1.80%, 7/16/2020(c)	407,000	405,251
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,803,616)		2,806,310

TOTAL SHORT-TERM INVESTMENTS (Cost $18,494,545)		18,497,239

Total Investments - 90.5% (Cost $18,494,545)		18,497,239
Other Assets Less Liabilities - 9.5%		1,943,034
Net Assets - 100.0%		20,440,273

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,328,236.
(c)	The rate shown was the current yield as of February 29, 2020.

UltraShort Real Estate Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Swap Agreements

UltraShort Real Estate had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(5,871,383)	11/6/2020	Bank of America NA	(2.02)%	Dow Jones U.S. Real EstateSM Index	(2,139,766)
(5,271,570)	12/7/2020	Bank of America NA	(1.52)%	iShares® U.S. Real Estate ETF	263,422
(10,536,489)	12/7/2020	BNP Paribas SA	(1.82)%	Dow Jones U.S. Real EstateSM Index	36,904
(731,225)	11/8/2021	Credit Suisse International	(1.72)%	Dow Jones U.S. Real EstateSM Index	19,486
(40,143)	12/7/2020	Goldman Sachs International	(1.72)%	Dow Jones U.S. Real EstateSM Index	1,718
(3,620,826)	1/6/2021	Morgan Stanley & Co. International plc	(1.57)%	Dow Jones U.S. Real EstateSM Index	120,462
(86,746)	1/6/2021	Morgan Stanley & Co. International plc	(1.17)%	iShares® U.S. Real Estate ETF	3,480
(6,742,287)	1/6/2021	Societe Generale	(1.62)%	Dow Jones U.S. Real EstateSM Index	58,807
(8,137,947)	11/8/2021	UBS AG	(1.42)%	Dow Jones U.S. Real EstateSM Index	100,485
(41,038,616)					(1,535,002)
				Total Unrealized Appreciation	604,764
				Total Unrealized Depreciation	(2,139,766)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Russell2000 Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 85.9%

REPURCHASE AGREEMENTS(a) - 22.1%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $22,423,013
(Cost $22,420,055)	22,420,055	22,420,055

U.S. TREASURY OBLIGATIONS(b) - 63.8%
U.S. Treasury Bills
1.54%, 3/5/2020(c)	5,000,000	4,999,390
1.51%, 3/10/2020(c)	7,000,000	6,997,760
1.55%, 3/12/2020(c)	4,000,000	3,998,350
1.51%, 3/19/2020(c)	4,000,000	3,997,294
1.61%, 3/26/2020(c)	5,000,000	4,995,429
1.53%, 4/2/2020(c)	3,000,000	2,996,389
1.53%, 4/9/2020(c)	7,000,000	6,989,785
1.54%, 4/16/2020(c)	2,000,000	1,996,628
1.67%, 4/23/2020(c)	3,000,000	2,994,192
1.48%, 4/30/2020(c)	2,000,000	1,995,627
1.44%, 5/7/2020(c)	7,000,000	6,983,474
1.48%, 5/21/2020(c)	3,000,000	2,991,575
1.52%, 6/4/2020(c)	7,000,000	6,977,264
1.52%, 6/18/2020(c)	1,000,000	996,310
1.31%, 7/9/2020(c)	3,000,000	2,987,261
1.51%, 7/16/2020(c)	1,000,000	995,703
1.51%, 8/13/2020(c)	1,000,000	995,023
TOTAL U.S. TREASURY OBLIGATIONS (Cost $64,866,522)		64,887,454

TOTAL SHORT-TERM INVESTMENTS (Cost $87,286,577)		87,307,509

Total Investments - 85.9% (Cost $87,286,577)		87,307,509
Other Assets Less Liabilities - 14.1%		14,286,480
Net Assets - 100.0%		101,593,989

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,041,848.
(c)	The rate shown was the current yield as of February 29, 2020.

UltraShort Russell2000 Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Futures Contracts Sold
UltraShort Russell2000 had the following open short futures contracts as of February 29, 2020:
	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	51	3/20/2020	USD	$3,767,625	$532,053

Swap Agreements

UltraShort Russell2000 had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation ($)
(10,169,331)	11/6/2020	Bank of America NA	(1.47)%	Russell 2000® Index	1,562,939
(13,450,277)	11/6/2020	BNP Paribas SA	(1.27)%	Russell 2000® Index	275,156
(33,287,591)	11/6/2020	Citibank NA	(1.22)%	Russell 2000® Index	2,397,250
(3,073,927)	11/8/2021	Credit Suisse International	(1.37)%	Russell 2000® Index	31,198
(2,852,463)	12/7/2020	Goldman Sachs International	(1.32)%	Russell 2000® Index	216,905
(11,812,916)	1/6/2021	Morgan Stanley & Co. International plc	(1.27)%	Russell 2000® Index	831,005
(1,355,827)	1/6/2021	Morgan Stanley & Co. International plc	(1.07)%	iShares® Russell 2000 ETF	110,128
(96,077,206)	3/8/2021	Societe Generale	(1.42)%	Russell 2000® Index	4,783,005
(27,558,828)	11/6/2020	UBS AG	(1.17)%	Russell 2000® Index	1,317,245
(199,638,366)					11,524,831
				Total Unrealized Appreciation	11,524,831

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort S&P500®

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 112.9%

REPURCHASE AGREEMENTS(a) - 41.2%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $512,239,950
(Cost $512,172,396)	512,172,396	512,172,396

U.S. TREASURY OBLIGATIONS(b) - 71.7%
U.S. Treasury Bills
1.53%, 3/5/2020(c)	77,000,000	76,990,600
1.51%, 3/10/2020(c)	100,000,000	99,968,000
1.55%, 3/12/2020(c)	49,000,000	48,979,787
1.50%, 3/19/2020(c)	52,000,000	51,964,824
1.71%, 3/26/2020(c)	66,000,000	65,939,665
1.53%, 4/2/2020(c)	36,000,000	35,956,669
1.53%, 4/9/2020(c)	101,000,000	100,852,610
1.54%, 4/16/2020(c)	22,000,000	21,962,902
1.87%, 4/23/2020(c)	38,000,000	37,926,436
1.48%, 4/30/2020(c)	25,000,000	24,945,343
1.44%, 5/7/2020(c)	102,000,000	101,759,190
1.77%, 5/21/2020(c)	40,000,000	39,887,667
1.52%, 6/4/2020(c)	101,000,000	100,671,943
1.52%, 6/18/2020(c)	15,000,000	14,944,650
1.31%, 7/9/2020(c)	37,000,000	36,842,889
1.51%, 7/16/2020(c)	15,000,000	14,935,542
1.51%, 8/13/2020(c)	16,000,000	15,920,369
TOTAL U.S. TREASURY OBLIGATIONS (Cost $890,115,481)		890,449,086

TOTAL SHORT-TERM INVESTMENTS (Cost $1,402,287,877)		1,402,621,482

Total Investments - 112.9% (Cost $1,402,287,877)		1,402,621,482
Liabilities in excess of other assets - (12.9%)		(159,794,063)
Net Assets - 100.0%		1,242,827,419

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $224,814,620.
(c)	The rate shown was the current yield as of February 29, 2020.

See accompanying notes to schedules of portfolio investments.

UltraShort S&P500®

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	26	3/20/2020	USD	$3,852,875	$535,021

Swap Agreements

UltraShort S&P500® had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(203,758,615)	11/6/2020	Bank of America NA	(1.67)%	S&P 500®	(16,719,591)
(426,445,285)	11/6/2020	BNP Paribas SA	(1.92)%	S&P 500®	(36,941,734)
(592,064,093)	1/20/2021	Citibank NA	(1.92)%	S&P 500®	27,328,047
(335,578,712)	11/8/2021	Credit Suisse International	(1.67)%	S&P 500®	13,468,093
(298,473,709)	12/7/2020	Goldman Sachs International	(1.92)%	S&P 500®	12,427,348
(788,363)	12/7/2020	Goldman Sachs International	(1.82)%	SPDR® S&P 500® ETF Trust	29,654
(20,292,537)	11/8/2021	Morgan Stanley & Co. International plc	(1.87)%	S&P 500®	1,135,193
(432,819,818)	1/6/2021	Societe Generale	(2.02)%	S&P 500®	18,785,245
(172,348,190)	11/6/2020	UBS AG	(1.82)%	S&P 500®	(35,300,748)
(2,482,569,322)					(15,788,493)
				Total Unrealized Appreciation	73,173,580
				Total Unrealized Depreciation	(88,962,073)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Semiconductors

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 83.3%

REPURCHASE AGREEMENTS(a) - 83.3%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $4,940,636
(Cost $4,939,985)	4,939,985	4,939,985

Total Investments - 83.3% (Cost $4,939,985)		4,939,985
Other Assets Less Liabilities - 16.7%		989,675
Net Assets - 100.0%		5,929,660

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Semiconductors had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,886,145)	12/7/2020	Bank of America NA	(1.57)%	Dow Jones U.S. SemiconductorsSM Index(3)	(9,201)
(40,374)	11/8/2021	Credit Suisse International	(1.67)%	Dow Jones U.S. SemiconductorsSM Index(3)	290
(524,856)	1/6/2021	Morgan Stanley & Co. International plc	(1.57)%	Dow Jones U.S. SemiconductorsSM Index(3)	3,588
(2,652,539)	1/6/2021	Societe Generale	(1.77)%	Dow Jones U.S. SemiconductorsSM Index(3)	(354,360)
(6,762,561)	11/8/2021	UBS AG	(1.77)%	Dow Jones U.S. SemiconductorsSM Index(3)	(401,501)
(11,866,475)					(761,184)
				Total Unrealized Appreciation	3,878
				Total Unrealized Depreciation	(765,062)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
(3)	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Semiconductors for the components of the underlying reference instrument and their relative weightings.

UltraShort SmallCap600

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 58.6%

REPURCHASE AGREEMENTS(a) - 58.6%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $1,916,905
(Cost $1,916,652)	1,916,652	1,916,652

Total Investments - 58.6% (Cost $1,916,652)		1,916,652
Other Assets Less Liabilities - 41.4%		1,352,412
Net Assets - 100.0%		3,269,064

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort SmallCap600 had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation ($)
(1,857,220)	12/7/2020	Bank of America NA	(1.59)%	S&P SmallCap 600®	123,762
(960,871)	11/8/2021	Credit Suisse International	(1.57)%	S&P SmallCap 600®	98,830
(1,036,077)	1/6/2021	Morgan Stanley & Co. International plc	(1.52)%	S&P SmallCap 600®	116,667
(1,426,265)	1/6/2021	Societe Generale	(1.27)%	S&P SmallCap 600®	61,167
(1,257,338)	11/6/2020	UBS AG	(1.52)%	S&P SmallCap 600®	92,775
(6,537,771)					493,201
				Total Unrealized Appreciation	493,201

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Technology

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 95.9%

REPURCHASE AGREEMENTS(a) - 95.9%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $5,930,234
(Cost $5,929,452)	5,929,452	5,929,452

Total Investments - 95.9% (Cost $5,929,452)		5,929,452
Other Assets Less Liabilities - 4.1%		251,860
Net Assets - 100.0%		6,181,312

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Technology had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(868,464)	12/7/2020	Bank of America NA	(1.17)%	iShares® U.S. Technology ETF	(22,188)
(98,135)	12/7/2020	Bank of America NA	(1.62)%	Dow Jones U.S. TechnologySM Index(3)	(47,361)
(399,243)	12/7/2020	BNP Paribas SA	(1.82)%	Dow Jones U.S. TechnologySM Index(3)	(165,225)
(127,665)	11/8/2021	Credit Suisse International	(1.62)%	Dow Jones U.S. TechnologySM Index(3)	7,557
(129,986)	1/6/2021	Morgan Stanley & Co. International plc	(1.77)%	Dow Jones U.S. TechnologySM Index(3)	(2,996)
(122,676)	1/6/2021	Morgan Stanley & Co. International plc	(1.42)%	iShares® U.S. Technology ETF	(2,904)
(6,736,064)	1/6/2021	Societe Generale	(1.52)%	Dow Jones U.S. TechnologySM Index(3)	(189,213)
(3,927,437)	11/8/2021	UBS AG	(1.52)%	Dow Jones U.S. TechnologySM Index(3)	47,463
(12,409,670)					(374,867)
				Total Unrealized Appreciation	55,020
				Total Unrealized Depreciation	(429,887)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
(3)	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Technology for the components of the underlying reference instrument and their relative weightings.

UltraShort Utilities

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 90.1%

REPURCHASE AGREEMENTS(a) - 90.1%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $4,468,787
(Cost $4,468,197)	4,468,197	4,468,197

Total Investments - 90.1% (Cost $4,468,197)		4,468,197
Other Assets Less Liabilities - 9.9%		493,220
Net Assets - 100.0%		4,961,417

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Utilities had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation ($)
(270,012)	12/7/2020	Bank of America NA	(1.47)%	Dow Jones U.S. UtilitiesSM Index(3)	4,793
(2,684,231)	11/8/2021	Credit Suisse International	(1.62)%	Dow Jones U.S. UtilitiesSM Index(3)	26,510
(229,059)	1/6/2021	Morgan Stanley & Co. International plc	(1.52)%	Dow Jones U.S. UtilitiesSM Index(3)	2,181
(3,444,180)	1/6/2021	Societe Generale	(1.52)%	Dow Jones U.S. UtilitiesSM Index(3)	114,414
(3,296,182)	11/8/2021	UBS AG	(1.42)%	Dow Jones U.S. UtilitiesSM Index(3)	14,650
(9,923,664)					162,548
				Total Unrealized Appreciation	162,548

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
(3)	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Utilities for the components of the underlying reference instrument and their relative weightings.

ProShares Trust

Notes to Schedules of portfolio investments

February 29, 2020 (UNAUDITED)

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On February 29, 2020, the Funds had interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Bank of America Securities, Inc, 1.59%, dated 02/28/2020 due 03/02/2020 (1)	BNP Paribas Securities Corp, 1.58%, dated 02/28/2020 due 03/02/2020 (2)	Credit Suisse New York Branch 1.58%, dated 02/28/2020 due 03/02/2020 (3)	ING Financial Markets LLC, 1.58%, dated 02/28/2020 due 03/02/2020 (4)	ING Financial Markets LLC, 1.59%, dated 02/28/2020 due 03/02/2020 (5)	Total
Short 7-10 Year Treasury	3,737,246	8,324,956	2,989,797	1,494,898	1,121,174	17,668,071
Short 20+ Year Treasury	14,882,813	33,152,423	11,906,251	5,953,126	4,464,844	70,359,457
Short Basic Materials	320,098	713,040	256,079	128,039	96,030	1,513,286
Short Dow30SM	17,544,502	39,081,505	14,035,602	7,017,801	5,263,351	82,942,761
Short Financials	2,406,173	5,359,904	1,924,938	962,469	721,852	11,375,336
Short FTSE China 50	1,729,085	3,851,647	1,383,268	691,634	518,725	8,174,359
Short High Yield	6,793,154	15,132,187	5,434,523	2,717,263	2,037,946	32,115,073
Short MidCap400	1,928,557	4,295,986	1,542,846	771,423	578,567	9,117,379
Short MSCI EAFE	3,550,073	7,908,015	2,840,058	1,420,029	1,065,022	16,783,197
Short MSCI Emerging Markets	8,732,024	19,451,143	6,985,619	3,492,810	2,619,607	41,281,203
Short Oil & Gas	337,614	752,057	270,091	135,046	101,284	1,596,092
Short QQQ	59,005,459	131,438,446	47,204,367	23,602,184	17,701,638	278,952,094
Short Real Estate	1,341,255	2,987,727	1,073,002	536,501	402,376	6,340,861
Short Russell2000	22,724,901	50,621,175	18,179,921	9,089,960	6,817,470	107,433,427
Short S&P500®	169,009,649	376,479,840	135,207,719	67,603,860	50,702,895	799,003,963
Short SmallCap600	667,042	1,485,879	533,632	266,817	200,113	3,153,483
Ultra 7-10 Year Treasury	2,529,317	5,634,214	2,023,453	1,011,726	758,795	11,957,505
Ultra 20+ Year Treasury	2,784,055	6,201,662	2,227,244	1,113,622	835,217	13,161,800
Ultra Basic Materials	742,614	1,654,221	594,091	297,046	222,784	3,510,756
Ultra Communication Services Select Sector	108,611	241,941	86,890	43,445	32,584	513,471
Ultra Consumer Goods	125,630	279,850	100,504	50,252	37,689	593,925
Ultra Consumer Services	344,497	767,388	275,598	137,799	103,349	1,628,631
Ultra Dow30SM	8,681,017	19,337,523	6,944,814	3,472,407	2,604,306	41,040,067
Ultra Financials	8,321,521	18,536,721	6,657,216	3,328,608	2,496,456	39,340,522
Ultra FTSE China 50	3,542,135	7,890,335	2,833,709	1,416,854	1,062,641	16,745,674
Ultra FTSE Europe	699,056	1,557,193	559,245	279,623	209,717	3,304,834
Ultra Health Care	2,061,009	4,591,027	1,648,806	824,403	618,302	9,743,547
Ultra High Yield	530,738	1,182,255	424,591	212,296	159,222	2,509,102
Ultra Industrials	722,121	1,608,573	577,697	288,849	216,637	3,413,877
Ultra MidCap400	2,242,927	4,996,263	1,794,341	897,170	672,878	10,603,579
Ultra MSCI Brazil Capped	876,503	1,952,466	701,202	350,601	262,951	4,143,723
Ultra MSCI EAFE	845,964	1,884,440	676,771	338,386	253,789	3,999,350
Ultra MSCI Emerging Markets	3,516,308	7,832,801	2,813,046	1,406,523	1,054,892	16,623,570
Ultra MSCI Japan	323,490	720,594	258,792	129,396	97,047	1,529,319
Ultra Nasdaq Biotechnology	1,535,814	3,421,124	1,228,651	614,325	460,744	7,260,658
Ultra Oil & Gas	2,338,901	5,210,051	1,871,121	935,560	701,670	11,057,303
Ultra QQQ	11,518,692	25,658,625	9,214,953	4,607,476	3,455,607	54,455,353
Ultra Real Estate	3,638,225	8,104,380	2,910,580	1,455,290	1,091,468	17,199,943
Ultra Russell2000	2,936,425	6,541,075	2,349,140	1,174,570	880,928	13,882,138
Ultra S&P500®	16,234,157	36,162,627	12,987,326	6,493,663	4,870,246	76,748,019
Ultra Semiconductors	1,466,890	3,267,592	1,173,513	586,756	440,067	6,934,818
Ultra SmallCap600	688,580	1,533,857	550,864	275,433	206,574	3,255,308
Ultra Technology	1,165,335	2,595,859	932,268	466,134	349,601	5,509,197
Ultra Telecommunications	15,745	35,073	12,596	6,298	4,724	74,436
Ultra Utilities	407,314	907,319	325,852	162,926	122,194	1,925,605
UltraPro Communication Services Select Sector	38,476	85,708	30,781	15,391	11,543	181,899
UltraPro Dow30SM	19,933,324	44,402,759	15,946,659	7,973,329	5,979,997	94,236,068
UltraPro Financial Select Sector	14,222	31,681	11,378	5,689	4,266	67,236
UltraPro MidCap400	552,362	1,230,421	441,889	220,945	165,708	2,611,325
UltraPro Nasdaq Biotechnology	57,007	126,986	45,605	22,803	17,102	269,503
UltraPro QQQ	69,626,287	155,097,023	55,701,029	27,850,515	20,887,886	329,162,740
UltraPro Russell2000	599,150	1,334,646	479,320	239,660	179,745	2,832,521
UltraPro S&P500®	28,382,679	63,224,239	22,706,143	11,353,072	8,514,804	134,180,937
UltraPro Short 20+ Year Treasury	6,003,370	13,372,893	4,802,696	2,401,348	1,801,013	28,381,320
UltraPro Short Communication Services Select Sector	117,801	262,410	94,241	47,120	35,340	556,912
UltraPro Short Dow30SM	15,472,256	34,465,443	12,377,805	6,188,902	4,641,677	73,146,083

Fund Name	Bank of America Securities, Inc, 1.59%, dated 02/28/2020 due 03/02/2020 (1)	BNP Paribas Securities Corp, 1.58%, dated 02/28/2020 due 03/02/2020 (2)	Credit Suisse New York Branch 1.58%, dated 02/28/2020 due 03/02/2020 (3)	ING Financial Markets LLC, 1.58%, dated 02/28/2020 due 03/02/2020 (4)	ING Financial Markets LLC, 1.59%, dated 02/28/2020 due 03/02/2020 (5)	Total
UltraPro Short Financial Select Sector	389,295	867,178	311,436	155,718	116,788	1,840,415
UltraPro Short MidCap400	580,316	1,292,692	464,253	232,126	174,095	2,743,482
UltraPro Short Nasdaq Biotechnology	498,568	1,110,592	398,854	199,427	149,570	2,357,011
UltraPro Short QQQ	136,333,373	303,691,342	109,066,700	54,533,350	40,900,012	644,524,777
UltraPro Short Russell2000	15,783,885	35,159,613	12,627,107	6,313,553	4,735,165	74,619,323
UltraPro Short S&P500®	45,839,108	102,109,555	36,671,286	18,335,643	13,751,732	216,707,324
UltraShort 7-10 Year Treasury	4,289,058	9,554,152	3,431,246	1,715,623	1,286,719	20,276,798
UltraShort 20+ Year Treasury	46,380,205	103,314,883	37,104,164	18,552,082	13,914,061	219,265,395
UltraShort Basic Materials	571,557	1,273,179	457,245	228,623	171,467	2,702,071
UltraShort Communication Services Select Sector -	187,949	418,668	150,358	75,179	56,385	888,539
UltraShort Consumer Goods	255,912	570,061	204,730	102,365	76,774	1,209,842
UltraShort Consumer Services	161,605	359,985	129,284	64,642	48,481	763,997
UltraShort Dow30SM	12,093,886	26,939,908	9,675,109	4,837,555	3,628,166	57,174,624
UltraShort Financials	3,871,837	8,624,765	3,097,470	1,548,735	1,161,551	18,304,358
UltraShort FTSE China 50	9,342,013	20,809,935	7,473,611	3,736,805	2,802,604	44,164,968
UltraShort FTSE Europe	2,008,068	4,473,101	1,606,454	803,227	602,421	9,493,271
UltraShort Health Care	479,999	1,069,228	383,999	192,000	144,000	2,269,226
UltraShort Industrials	292,082	650,630	233,665	116,833	87,624	1,380,834
UltraShort MidCap400	655,857	1,460,963	524,686	262,343	196,757	3,100,606
UltraShort MSCI Brazil Capped	2,738,545	6,100,286	2,190,837	1,095,418	821,564	12,946,650
UltraShort MSCI EAFE	328,608	731,995	262,886	131,443	98,582	1,553,514
UltraShort MSCI Emerging Markets	3,932,231	8,759,296	3,145,785	1,572,892	1,179,669	18,589,873
UltraShort MSCI Japan	1,704,578	3,797,057	1,363,664	681,831	511,373	8,058,503
UltraShort Nasdaq Biotechnology	3,994,167	8,897,263	3,195,334	1,597,667	1,198,249	18,882,680
UltraShort Oil & Gas	3,352,944	7,468,897	2,682,357	1,341,177	1,005,883	15,851,258
UltraShort QQQ	29,055,415	64,722,801	23,244,331	11,622,166	8,716,624	137,361,337
UltraShort Real Estate	3,319,030	7,393,353	2,655,225	1,327,612	995,709	15,690,929
UltraShort Russell2000	4,742,412	10,564,027	3,793,929	1,896,965	1,422,722	22,420,055
UltraShort S&P500®	108,337,481	241,328,693	86,669,985	43,334,992	32,501,245	512,172,396
UltraShort Semiconductors	1,044,932	2,327,654	835,946	417,973	313,480	4,939,985
UltraShort SmallCap600	405,421	903,100	324,336	162,168	121,627	1,916,652
UltraShort Technology	1,254,230	2,793,877	1,003,384	501,692	376,269	5,929,452
UltraShort Utilities	945,137	2,105,354	756,110	378,055	283,541	4,468,197

	$981,619,874	$2,186,621,271	$785,295,899	$392,647,951	$294,485,963	$4,640,670,958

Each Repurchase Agreement was fully collateralized by US government and/or agency securities at February 29, 2020 as follows:
(1)	US Treasury Bonds, 3.63% to 4.25%, due 11/15/2040 to 2/15/2044; US Treasury Notes, 0.13% to 3.13%, due 2/28/2021 to 11/15/2028, which had an aggregate value at the Trust level of $1,020,000,211.
(2)	US Treasury Bills, 0%, due 4/7/2020 to 2/25/2021; US Treasury Bonds, 0% to 8.75%, due 5/15/2020 to 8/15/2049; US Treasury Notes, 0.13% to 2.75%, due 2/29/2020 to 1/15/2029, which had an aggregate value at the Trust level of $2,272,115,472.
(3)	US Treasury Bonds, 0% to 6.13%, due 8/15/2020 to 2/15/2050; US Treasury Notes, 0.13% to 2.75%, due 3/31/2020 to 1/15/2030, which had an aggregate value at the Trust level of $816,107,440.
(4)	US Treasury Bills, 0%, due 4/21/2020 to 1/28/2021;US Treasury Bonds, 3.88% to 4.38%, due 11/15/2039 to 8/15/2040;US Treasury Notes, 0.13% to 2.88%, due 7/31/2021 to 2/15/2030, which had an aggregate value at the Trust level of $408,000,104.
(5)	Federal Farm Credit Bank, 1.95%, due 12/26/2023; Federal Home Loan Bank, 0% to 3.38%, due 4/6/2020 to 12/8/2023; Federal Home Loan Mortgage Corp, 2.25%, due 11/24/2020; US Treasury Notes, 0.63% to 2.75%, due 1/31/2021 to 2/15/2027 which had an aggregate value at the Trust level of $306,000,064.